UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2015

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2015

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 95.24%

COMMON STOCKS 13.16%

Auto Parts 0.37%

Mobileye NV (Israel)*(a)	48	$2,727,040

Banks: Regional 0.32%

Bank of America Corp.	147	2,408,565

Beverages 0.41%

Constellation Brands, Inc. Class A	24	3,072,000

Biotechnology 0.56%

Vertex Pharmaceuticals, Inc.*	32	4,123,232

Foods 0.94%

Blue Buffalo Pet Products, Inc.*	160	4,082,021
WhiteWave Foods Co. (The)*	63	2,907,928
Total		6,989,949

Health Equipment & Supply 0.25%

Align Technology, Inc.*	32	1,830,104

Health Services 0.26%

Envision Healthcare Holdings, Inc.*	48	1,948,083

Household Durables 1.03%

GoPro, Inc. Class A*	77	3,606,532
TopBuild Corp.*	127	4,042,143
Total		7,648,675

Insurance: Casualty 0.25%

ACE Ltd. (Switzerland)(a)	18	1,845,929

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2015

Investments	Shares (000)	Fair Value
Insurance: Multi-Line 0.24%

Hartford Financial Services Group, Inc. (The)	38	$1,747,892

Internet Software & Services 2.69%

Activision Blizzard, Inc.	165	4,737,463
Facebook, Inc. Class A*	47	4,167,259
GoDaddy, Inc. Class A*	131	3,285,480
Google, Inc. Class A*	8	4,928,615
Pandora Media, Inc.*	156	2,797,958
Total		19,916,775

Leisure Facilities 0.22%

Boyd Gaming Corp.*	102	1,638,272

Miscellaneous: Financial 0.91%

Goldman Sachs BDC, Inc.	91	2,120,783
OM Asset Management plc (United Kingdom)(a)	279	4,616,712
Total		6,737,495

Miscellaneous: Materials 0.57%

Summit Materials, Inc. Class A*	179	4,200,935

Real Estate 0.27%

InfraREIT, Inc.	71	2,000,780

Restaurants 0.82%

Cracker Barrel Old Country Store, Inc.	21	3,085,452
Starbucks Corp.	54	2,954,340
Total		6,039,792

Retail: Food & Drug 0.48%

Core-Mark Holding Co., Inc.	59	3,544,146

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2015

Investments	Shares (000)	Fair Value
Retail: Specialty 1.10%

Home Depot, Inc. (The)	24	$2,768,837
Netflix, Inc.*	32	3,719,380
Wayfair, Inc. Class A*	44	1,641,200
Total		8,129,417

Semiconductors 0.25%

Cavium, Inc.*	28	1,885,582

Software - Applications & Systems 1.22%

Cornerstone OnDemand, Inc.*	63	2,243,221
Imperva, Inc.*	27	1,586,496
Qlik Technologies, Inc.*	137	5,179,816
Total		9,009,533
Total Common Stocks (cost $97,612,352)		97,444,196

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 64.32%

Airlines 0.59%

JetBlue Airways Corp.	6.75%	10/15/2039	$950	4,367,031

Autos 3.92%

Fiat Chrysler Automobiles NV (United Kingdom)(a)	7.875%	12/15/2016	11,196	13,474,834
Tesla Motors, Inc.	1.25%	3/1/2021	16,450	15,545,250
Total				29,020,084

Biotechnology 5.93%

Array BioPharma, Inc.	3.00%	6/1/2020	5,490	6,090,469
BioMarin Pharmaceutical, Inc.	1.50%	10/15/2020	6,400	9,876,000
Cepheid, Inc.	1.25%	2/1/2021	7,770	8,226,487
Clovis Oncology, Inc.†	2.50%	9/15/2021	1,955	2,873,850
Illumina, Inc.	0.50%	6/15/2021	750	886,875
Incyte Corp. Ltd.	1.25%	11/15/2020	1,900	4,377,125
Medicines Co. (The)†	2.50%	1/15/2022	3,100	4,293,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Biotechnology (continued)

Merrimack Pharmaceuticals, Inc.	4.50%	7/15/2020	$1,090	$1,956,550
PTC Therapeutics, Inc.†	3.00%	8/15/2022	1,500	1,531,875
Regeneron Pharmaceuticals, Inc.	1.875%	10/1/2016	615	3,751,500
Total				43,864,231

Building Products 4.08%

Lennar Corp.†	3.25%	11/15/2021	5,870	12,734,231
Toll Brothers Finance Corp.	0.50%	9/15/2032	16,805	17,456,194
Total				30,190,425

Computers & Peripherals 0.68%

SanDisk Corp.	1.50%	8/15/2017	4,035	5,046,272

Consumer Services 1.02%

Ctrip.com International Ltd. (China)(a)	1.25%	10/15/2018	6,850	7,573,531

Diversified Financials 3.13%

MGIC Investment Corp.†	9.00%	4/1/2063	18,200	23,159,500

e-Commerce 0.42%

HomeAway, Inc.	0.125%	4/1/2019	3,330	3,113,550

Electronic Equipment & Instruments 0.54%

NXP Semiconductors NV (Netherlands)†(a)	1.00%	12/1/2019	3,655	3,986,234

Foods 0.55%

Herbalife Ltd.	2.00%	8/15/2019	4,440	4,054,297

Health Equipment & Supply 3.73%

Alere, Inc.	3.00%	5/15/2016	6,830	8,379,556
HeartWare International, Inc.†	1.75%	12/15/2021	3,285	3,525,216
Hologic, Inc. (Zero Coupon after 3/1/2018)~	2.00%	3/1/2042	6,000	8,036,250
NuVasive, Inc.	2.75%	7/1/2017	5,660	7,697,600
Total				27,638,622

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Services 1.25%

HealthSouth Corp.	2.00%	12/1/2043	$2,460	$3,008,888
Molina Healthcare, Inc.	1.125%	1/15/2020	3,305	6,267,106
Total				9,275,994

Internet Software & Services 10.41%

Akamai Technologies, Inc.	Zero Coupon	2/15/2019	6,290	6,714,606
Cornerstone OnDemand, Inc.	1.50%	7/1/2018	9,046	9,311,726
Priceline Group, Inc. (The)†	0.90%	9/15/2021	11,245	11,048,213
Priceline Group, Inc. (The)	1.00%	3/15/2018	3,560	5,028,500
Twitter, Inc.†	0.25%	9/15/2019	14,970	13,033,256
VeriSign, Inc.	4.297%	8/15/2037	2,850	5,842,500
Yahoo!, Inc.	Zero Coupon	12/1/2018	25,330	26,074,069
Total				77,052,870

Leisure Products 0.70%

Jarden Corp.	1.875%	9/15/2018	3,090	5,195,063

Machinery 1.00%

Chart Industries, Inc.	2.00%	8/1/2018	8,220	7,362,037

Miscellaneous: Financial 1.37%

Gold Exchangeable Ltd. (Jersey)(a)	5.875%	5/13/2019	10,000	10,118,800

Miscellaneous: Technology 0.63%

Fluidigm Corp.	2.75%	2/1/2034	5,917	4,648,543

Oil Services 1.08%

Helix Energy Solutions Group, Inc.	3.25%	3/15/2032	9,590	7,953,706

Oil: Integrated 0.59%

Chesapeake Energy Corp.	2.50%	5/15/2037	1,629	1,427,411
Chesapeake Energy Corp.	2.75%	11/15/2035	3,000	2,947,500
Total				4,374,911

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Pharmaceuticals 4.36%

Gilead Sciences, Inc.	1.625%	5/1/2016	$2,665	$12,373,941
Isis Pharmaceuticals, Inc.†	1.00%	11/15/2021	2,650	2,689,750
Jazz Investments I Ltd. (Ireland)(a)	1.875%	8/15/2021	2,300	2,633,500
Mylan, Inc.	3.75%	9/15/2015	1,610	6,739,863
Synergy Pharmaceuticals, Inc.†	7.50%	11/1/2019	2,140	4,828,375
Teva Pharmaceutical Finance Co. LLC	0.25%	2/1/2026	1,975	3,021,750
Total				32,287,179

Precious Metals 2.14%

Newmont Mining Corp.	1.625%	7/15/2017	15,995	15,865,041

Real Estate 0.89%

SL Green Operating Partnership LP†	3.00%	10/15/2017	2,170	2,812,863
VEREIT, Inc.	3.00%	8/1/2018	4,000	3,790,000
Total				6,602,863

Retail: Specialty 2.70%

GNC Holdings, Inc.†	1.50%	8/15/2020	5,055	4,893,872
Restoration Hardware Holdings, Inc.†	Zero Coupon	6/15/2019	15,035	15,100,778
Total				19,994,650

Semiconductors 8.12%

Intel Corp.	3.25%	8/1/2039	13,455	19,509,817
Lam Research Corp.	0.50%	5/15/2016	7,225	8,800,953
Micron Technology, Inc.	3.00%	11/15/2043	11,405	10,036,400
NVIDIA Corp.	1.00%	12/1/2018	6,300	7,800,188
Rambus, Inc.	1.125%	8/15/2018	4,504	5,680,670
SunEdison, Inc.†	2.625%	6/1/2023	5,900	3,532,625
SunPower Corp.	0.75%	6/1/2018	4,060	4,745,125
Total				60,105,778

Software - Applications & Systems 4.32%

FireEye, Inc.†	1.00%	6/1/2035	7,670	7,449,488
Medidata Solutions, Inc.	1.00%	8/1/2018	9,660	10,843,350
Proofpoint, Inc.†	0.75%	6/15/2020	8,191	8,421,372
salesforce.com, Inc.	0.25%	4/1/2018	2,230	2,735,931
ServiceNow, Inc.	Zero Coupon	11/1/2018	2,225	2,532,328
Total				31,982,469

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel 0.17%

U.S. Steel Corp.	2.75%	4/1/2019	$1,185	$1,254,619
Total Convertible Bonds (cost $485,697,229)				476,088,300

	Dividend Rate	Shares (000)
CONVERTIBLE PREFERRED STOCKS 17.24%

Banks: Regional 3.09%

Wells Fargo & Co.	7.50%	19	22,884,390

Foods 0.60%

Post Holdings, Inc.	5.25%	36	4,452,195

Health Services 1.75%

Amsurg Corp.	5.25%	12	1,772,803
Anthem, Inc.	5.25%	229	11,179,323
Total			12,952,126

Homebuilders 0.56%

William Lyon Homes, Inc. Unit	6.50%	36	4,159,689

Oil: Integrated 0.68%

Southwestern Energy Co.	6.25%	131	5,042,625

Pharmaceuticals 3.67%

Allergan plc	5.50%	26	27,131,755

Real Estate 0.71%

Health Care REIT, Inc.	6.50%	88	5,249,332

Utilities: Electric 1.37%

NextEra Energy, Inc.	5.799%	185	10,136,076

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2015

Investments	Dividend Rate		Shares (000)		Fair Value
Wireless Communications Services 4.81%

American Tower Corp.	5.50%			145	$14,832,087
Crown Castle International Corp.	4.50%			40	4,175,600
Frontier Communications Corp.	11.125%			52	5,271,840
T-Mobile US, Inc.	5.50%			165	11,352,145
Total					35,631,672
Total Convertible Preferred Stocks (cost $129,825,248)					127,639,860

	Interest Rate	Maturity Date	Principal Amount (000)
CORPORATE BOND 0.52%

Banks: Regional

Wells Fargo & Co.† (cost $4,320,000)	0.125%	4/28/2021		$4,320	3,880,224

	Exercise Price	Expiration Date	Shares (000)
WARRANT 0.00%

Miscellaneous: Energy

Evergreen Energy, Inc.* (cost $0)	$7.20	2/4/2016		182	—	(b)
Total Long-Term Investments (cost $717,454,829)					705,052,580

	Interest Rate	Maturity Date	Principal Amount (000)
SHORT-TERM INVESTMENTS 2.35%

CONVERTIBLE BONDS 2.29%

Biotechnology 0.84%

Illumina, Inc.	0.25%	3/15/2016		$2,625	6,203,216

Diversified Financials 0.50%

Misarte (France)(c)	3.25%	1/1/2016	EUR	2,798	3,654,260

Diversified Metals & Mining 0.68%

RTI International Metals, Inc.	3.00%	12/1/2015		$5,000	5,043,750

Software - Applications & Systems 0.27%

Electronic Arts, Inc.	0.75%	7/15/2016		975	2,025,563
Total Convertible Bonds (cost $18,138,598)					16,926,789

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2015

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 0.06%

Repurchase Agreement dated 8/31/2015, Zero Coupon due 9/1/2015 with Fixed Income Clearing Corp. collateralized by $415,000 of U.S. Treasury Note at 0.50% due 8/31/2016; value: $415,519; proceeds: $403,368 (cost $403,368)	$403	$403,368
Total Short-Term Investments (cost $18,541,966)		17,330,157
Total Investments in Securities 97.59% (cost $735,996,795)		722,382,737
Other Assets in Excess of Liabilities(d) 2.41%		17,862,550
Net Assets 100.00%		$740,245,287

Unit	More than one class of securities traded together.
EUR	euro.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Foreign security traded in U.S. dollars.
(b)	Valued at zero as of August 31, 2015.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Other Assets in Excess of Liabilities include net unrealized depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at August 31, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	J.P. Morgan	11/13/2015	3,558,000	$3,979,243	$3,997,166	$(17,923)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2015

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund's investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Common Stocks	$97,444,196	$—	$—		$97,444,196
Convertible Bonds	—	493,015,089	—		493,015,089
Convertible Preferred Stocks
Banks: Regional(3)	22,884,390	—	—		22,884,390
Foods	—	4,452,195	—		4,452,195
Health Services	12,952,126	—	—		12,952,126
Homebuilders	—	4,159,689	—		4,159,689
Oil: Integrated	5,042,625	—	—		5,042,625
Pharmaceuticals	27,131,755	—	—		27,131,755
Real Estate	5,249,332	—	—		5,249,332
Utilities: Electric	10,136,076	—	—		10,136,076
Wireless Communications Services	35,631,672	—	—		35,631,672
Corporate Bond	—	3,880,224	—		3,880,224
Warrant	—	—	—	(4)	— (4)
Repurchase Agreement	—	403,368	—		403,368
Total	$216,472,172	$505,910,565	$—	(4)	$722,382,737
Other Financial Instruments
Forward Foreign Currency Exchange Contract
Assets	$—	$—	$—		$—
Liabilities	—	(17,923)	—		(17,923)
Total	$—	$(17,923)	$—		$(17,923)

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	As of August 31, 2015, Wells Fargo & Co. was categorized as Level 1 due to active market trading. During the period ended August 31, 2015, $14,142,698 was transferred from Level 2 to Level 1.
(4)	Valued at zero as of August 31, 2015.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Warrant
Balance as of December 1, 2014	$—	(1)
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Net transfers in or out of Level 3	—
Balance as of August 31, 2015	$—	(1)

(1)	Valued at zero as of December 1, 2014 and August 31, 2015, respectively.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 111.35%

ASSET-BACKED SECURITIES 23.80%

Automobiles 13.35%

Ally Auto Receivables Trust 2012-5 A3	0.62%	3/15/2017	$132	$132,306
Ally Auto Receivables Trust 2013-1 A3	0.63%	5/15/2017	1,076	1,075,979
Ally Auto Receivables Trust 2014-1 A2	0.48%	2/15/2017	1,843	1,841,926
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%	6/8/2017	8	7,515
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%	10/10/2017	610	610,426
AmeriCredit Automobile Receivables Trust 2013-2 A3	0.65%	12/8/2017	1,459	1,457,613
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	1,126	1,125,433
AmeriCredit Automobile Receivables Trust 2014-1 A3	0.90%	2/8/2019	3,308	3,297,011
AmeriCredit Automobile Receivables Trust 2014-4 A2A	0.72%	4/9/2018	2,002	1,998,484
AmeriCredit Automobile Receivables Trust 2014-4 D	3.07%	11/9/2020	2,869	2,879,700
Avis Budget Rental Car Funding AESOP LLC 2010-5A A†	3.15%	3/20/2017	10,970	11,047,234
Avis Budget Rental Car Funding AESOP LLC 2011-3A A†	3.41%	11/20/2017	1,047	1,071,920
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	1,049	1,076,754
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	3,164	3,234,741
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	1,454	1,463,189
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	758	760,428
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	2,113	2,115,052
BMW Vehicle Lease Trust 2015-1 A3	1.24%	12/20/2017	3,905	3,915,752
California Republic Auto Receivables Trust 2014-2 A2	0.54%	3/15/2017	486	486,013
California Republic Auto Receivables Trust 2014-4 A2	0.77%	9/15/2017	2,714	2,714,284
California Republic Auto Receivables Trust 2015-1 A2	0.88%	12/15/2017	3,219	3,218,015
Capital Auto Receivables Asset Trust 2013-3 A3	1.31%	12/20/2017	3,005	3,008,758
Capital Auto Receivables Asset Trust 2013-3 C	2.79%	10/22/2018	2,325	2,359,755
Capital Auto Receivables Asset Trust 2013-4 A3	1.09%	3/20/2018	4,276	4,274,959
Capital Auto Receivables Asset Trust 2014-3 B†	2.35%	7/22/2019	3,310	3,343,764
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	4,481	4,531,012
Capital Auto Receivables Asset Trust 2015-2 A1A	0.99%	10/20/2017	4,063	4,055,719
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	1,704	1,697,258
CarFinance Capital Auto Trust 2014-1A A†	1.46%	12/17/2018	230	229,253
CarMax Auto Owner Trust 2012-2 A3	0.84%	3/15/2017	332	332,227
CarMax Auto Owner Trust 2013-2 A3	0.64%	1/16/2018	417	415,694
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	5,512	5,515,740
CarMax Auto Owner Trust 2013-4 A3	0.80%	7/16/2018	9,819	9,807,722
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	1,113	1,112,556
CarMax Auto Owner Trust 2015-2 A4	1.80%	3/15/2021	2,154	2,155,052
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%	4/16/2018	1,852	1,853,690
Chrysler Capital Auto Receivables Trust 2013-BA A3†	0.85%	5/15/2018	1,620	1,620,677
Chrysler Capital Auto Receivables Trust 2014-AA A3†	0.83%	9/17/2018	7,287	7,287,091

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Chrysler Capital Auto Receivables Trust 2014-BA A2†	0.69%	9/15/2017	$2,131	$2,130,908
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	2,124	2,123,875
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	1,881	1,879,658
First Investors Auto Owner Trust 2015-2A A1†	1.59%	12/16/2019	4,174	4,177,546
Ford Credit Auto Owner Trust 2012-D A3	0.51%	4/15/2017	266	265,523
Ford Credit Auto Owner Trust 2013-D A3	0.67%	4/15/2018	247	247,019
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	2,020	2,022,574
Honda Auto Receivables Owner Trust 2013-2 A3	0.53%	2/16/2017	771	771,046
Honda Auto Receivables Owner Trust 2013-3 A3	0.77%	5/15/2017	2,998	2,999,409
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	5,024	5,021,018
Hyundai Auto Lease Securitization Trust 2014-A A2†	0.52%	7/15/2016	197	197,055
Hyundai Auto Lease Securitization Trust 2014-B A2†	0.61%	2/15/2017	2,022	2,021,361
Hyundai Auto Receivables Trust 2013-A A3	0.56%	7/17/2017	1,195	1,194,810
Hyundai Auto Receivables Trust 2015-A A2	0.68%	10/16/2017	2,844	2,843,188
M&T Bank Auto Receivables Trust 2013-1A A3†	1.06%	11/15/2017	3,017	3,018,490
Mercedes-Benz Auto Lease Trust 2013-B A3	0.62%	7/15/2016	251	250,625
Mercedes-Benz Auto Lease Trust 2014-A A3	0.68%	12/15/2016	3,800	3,800,752
Nissan Auto Receivables Owner Trust 2013-A A3	0.50%	5/15/2017	305	305,211
Nissan Auto Receivables Owner Trust 2013-B A3	0.84%	11/15/2017	2,839	2,840,356
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%	11/20/2017	8,674	8,684,326
Santander Drive Auto Receivables Trust 2013-4 A3	1.11%	12/15/2017	637	637,171
Santander Drive Auto Receivables Trust 2014-1 A2A	0.66%	6/15/2017	11	10,732
Santander Drive Auto Receivables Trust 2014-3 D	2.65%	8/17/2020	1,917	1,917,718
SunTrust Auto Receivables Trust 2015-1A A2†	0.99%	6/15/2018	6,250	6,236,544
SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	2,520	2,517,039
TCF Auto Receivables Owner Trust 2015-1A A3†	1.49%	12/16/2019	2,691	2,688,828
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%	11/16/2020	4,800	4,801,670
Volkswagen Auto Loan Enhanced Trust 2012-2 A3	0.46%	1/20/2017	135	135,354
Volkswagen Auto Loan Enhanced Trust 2014-2 A2	0.53%	7/20/2017	4,401	4,396,752
World Omni Auto Receivables Trust 2014-B A2A	0.60%	1/16/2018	1,995	1,993,851
World Omni Automobile Lease Securitization Trust 2013-A A3	1.10%	12/15/2016	4,353	4,355,871
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%	9/15/2017	668	668,947
Total				176,285,929

Credit Cards 2.99%

Bank of America Credit Card Trust 2014-A3 A	0.488%#	1/15/2020	3,265	3,264,597
Barclays Dryrock Issuance Trust 2012-2 A	0.64%	8/15/2018	1,350	1,349,970
Capital One Multi-Asset Execution Trust 2014-A2	1.26%	1/15/2020	1,590	1,595,373
Chase Issuance Trust 2012-A8	0.54%	10/16/2017	3,675	3,674,879

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

Chase Issuance Trust 2015-A4	1.84%		4/15/2022	$2,969	$2,940,159
Citibank Credit Card Issuance Trust 2006-A3	5.30%		3/15/2018	5,762	5,902,708
Citibank Credit Card Issuance Trust 2012-A1	0.55%		10/10/2017	5,140	5,140,152
Citibank Credit Card Issuance Trust 2013-A6	1.32%		9/7/2018	4,530	4,538,919
Discover Card Execution Note Trust 2012-B3	0.648	%#	5/15/2018	1,650	1,649,827
Synchrony Credit Card Master Note Trust 2011-2 A	0.678	%#	5/15/2019	3,205	3,206,707
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%		8/17/2020	3,264	3,252,416
World Financial Network Credit Card Master Trust 2013-B A	0.91%		3/16/2020	511	511,229
World Financial Network Credit Card Master Trust 2014-A	0.578	%#	12/15/2019	2,410	2,402,019
Total					39,428,955

Other 7.46%

Ares IIIR/IVR CLO Ltd. 2007-3RA A2†	0.496	%#	4/16/2021	962	950,625
Avenue CLO VI Ltd. 2007-6A A2†	0.624	%#	7/17/2019	1,250	1,240,992
Avery Point IV CLO Ltd. 2014-1A A†	1.797	%#	4/25/2026	2,500	2,504,694
BlueMountain CLO Ltd. 2014-3A A1†	1.755	%#	10/15/2026	1,900	1,900,734
Carlyle Global Market Strategies 2015-2A A1†	1.744	%#	4/27/2027	3,000	2,999,913
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	1.425	%#	4/18/2025	1,500	1,488,792
Cent CDO XI Ltd. 2006-11A A1†	0.537	%#	4/25/2019	1,289	1,270,968
Cent CLO 2013-17A A1†	1.578	%#	1/30/2025	1,700	1,689,554
Cent CLO Ltd. 2013-18A A†	1.397	%#	7/23/2025	600	594,696
CIFC Funding II Ltd. 2014-2A A1L†	1.809	%#	5/24/2026	1,300	1,300,600
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	1,294	1,293,335
CNH Equipment Trust 2015-C A3	1.66%		11/16/2020	2,521	2,526,014
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	3,275	3,274,345
Fore CLO Ltd. 2007-1A A2†	0.737	%#	7/20/2019	850	843,264
Fraser Sullivan CLO II Ltd. 2006-2A A2†	0.581	%#	12/20/2020	928	926,719
Galaxy XVIII CLO Ltd. 2014-18A A†	1.745	%#	10/15/2026	3,500	3,480,476
Gleneagles CLO Ltd. 2005-1A B†	0.85	%#	11/1/2017	540	537,858
GMF Floorplan Owner Revolving Trust 2015-1 B†	1.97%		5/15/2020	1,385	1,384,018
Goldentree Loan Opportunities VI Ltd. 2012-6A A†	1.589	%#	4/17/2022	1,243	1,243,833
Harch CLO III Ltd. 2007-1A B†	0.679	%#	4/17/2020	163	162,546
HLSS Servicer Advance Receivables Backed Notes 2013-T5 AT5†	1.979%		8/15/2046	2,000	2,003,943
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%		11/15/2046	1,500	1,492,636
HLSS Servicer Advance Receivables Backed Notes 2013-T7 BT7†	2.229%		11/15/2046	3,500	3,494,925

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

HLSS Servicer Advance Receivables Trust 2012-T2 A2†	1.99%		10/15/2045	$590	$589,432
HLSS Servicer Advance Receivables Trust 2012-T2 B2†	2.48%		10/15/2045	865	864,257
HLSS Servicer Advance Receivables Trust 2012-T2 D2†	4.94%		10/15/2045	360	359,663
HLSS Servicer Advance Receivables Trust 2013-T1 A2†	1.495%		1/16/2046	580	579,479
HLSS Servicer Advance Receivables Trust 2013-T1 B2†	1.744%		1/16/2046	1,850	1,848,338
HLSS Servicer Advance Receivables Trust 2013-T1 B3†	2.734%		1/15/2048	1,150	1,144,450
Jackson Mill CLO Ltd. 2015-1A A†	1.763	%#	4/15/2027	1,150	1,150,946
JFIN Revolver CLO Ltd. 2013-1A A†	1.525	%#	1/20/2021	1,020	1,020,961
JFIN Revolver CLO Ltd. 2014-2A A2†	1.576	%#	2/20/2022	850	845,762
JFIN Revolver CLO Ltd. 2015-3A A1†	1.775	%#	4/20/2023	3,000	2,999,822
John Deere Owner Trust 2014-A A3	0.92%		4/16/2018	1,558	1,556,854
KKR Financial CLO Ltd. 2007-1A A†	0.671	%#	5/15/2021	788	785,474
KKR Financial CLO Ltd. 2007-1A B†	1.071	%#	5/15/2021	1,250	1,229,982
Leaf Receivables Funding 10 LLC 2015-1 A4†	2.03%		8/17/2020	1,885	1,885,786
Madison Park Funding IX Ltd. 2012-9AR B1R†	2.191	%#	8/15/2022	1,250	1,241,421
Marathon CLO IV Ltd. 2012-4A A1†	1.666	%#	5/20/2023	3,384	3,385,062
NextGear Floorplan Master Owner Trust 2015-1A A†	1.80%		7/15/2019	2,773	2,780,103
NZCG Funding Ltd. 2015-2A A1†	1.812	%#	4/27/2027	1,500	1,501,506
Oaktree CLO Ltd. 2014-2A A1A†	1.805	%#	10/20/2026	3,000	2,990,032
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.795	%#	4/15/2026	1,500	1,502,851
OHA Loan Funding Ltd. 2015-1A A†	1.773	%#	2/15/2027	3,000	3,000,053
OZLM Funding Ltd. 2012-1A A2R†	2.639	%#	7/22/2027	4,650	4,677,611
Recette CLO LLC 2015-1A B1†(a)	2.421	%#	10/20/2027	1,000	993,600
Shackleton CLO Ltd. 2014-5A A†	1.811	%#	5/7/2026	1,800	1,802,099
SLM Private Education Loan Trust 2010-A 2A†	3.448	%#	5/16/2044	1,467	1,527,223
SLM Private Education Loan Trust 2011-B A1†	1.048	%#	12/16/2024	2,020	2,020,644
SLM Private Education Loan Trust 2012-A A1†	1.598	%#	8/15/2025	340	341,542
SLM Private Education Loan Trust 2012-C A1†	1.298	%#	8/15/2023	2,209	2,210,945
SLM Private Education Loan Trust 2012-E A1†	0.948	%#	10/16/2023	2,349	2,347,650
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.609	%#	4/17/2021	1,750	1,724,290
Treman Park CLO LLC 2015-1A A†	1.761	%#	4/20/2027	1,300	1,301,986
Tryon Park CLO Ltd. 2013-1A A1†	1.395	%#	7/15/2025	1,000	991,144
Venture XVI CLO Ltd. 2014-16A A1L†	1.775	%#	4/15/2026	3,746	3,731,652
Venture XVIII CLO Ltd. 2014-18A A†	1.725	%#	10/15/2026	2,000	1,987,111
Westchester CLO Ltd. 2007-1A A1A†	0.503	%#	8/1/2022	953	938,064
Total					98,463,275
Total Asset-Backed Securities (cost $314,221,250)					314,178,159

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 25.27%

Aerospace/Defense 0.03%

Harris Corp.	4.854%	4/27/2035	$445	$427,637

Automotive 0.28%

Ford Motor Co.	6.375%	2/1/2029	697	795,455
Ford Motor Co.	6.625%	10/1/2028	964	1,123,859
General Motors Co.	5.00%	4/1/2035	825	777,071
Kia Motors Corp. (South Korea)†(b)	3.625%	6/14/2016	1,000	1,016,675
Total				3,713,060

Banks: Money Center 0.32%

Barclays plc (United Kingdom)(b)	3.65%	3/16/2025	3,047	2,900,896
Barclays plc (United Kingdom)(b)	5.25%	8/17/2045	659	663,429
Export-Import Bank of Korea (South Korea)(b)	3.75%	10/20/2016	650	669,141
Total				4,233,466

Banks: Regional 2.46%

Citigroup, Inc.	5.50%	9/13/2025	3,647	3,971,415
Goldman Sachs Group, Inc. (The)	5.95%	1/15/2027	2,911	3,268,462
Goldman Sachs Group, Inc. (The)	6.25%	2/1/2041	1,156	1,384,713
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037	3,200	3,829,520
HBOS plc (United Kingdom)†(b)	6.00%	11/1/2033	1,232	1,375,697
JPMorgan Chase & Co.	3.875%	9/10/2024	6,895	6,804,634
Macquarie Bank Ltd. (Australia)†(b)	4.875%	6/10/2025	1,975	1,961,801
Macquarie Bank Ltd. (Australia)†(b)	6.625%	4/7/2021	2,231	2,533,722
Morgan Stanley	4.35%	9/8/2026	4,882	4,887,263
Morgan Stanley	5.00%	11/24/2025	1,201	1,266,930
Morgan Stanley	7.25%	4/1/2032	290	378,799
Wells Fargo & Co.	4.10%	6/3/2026	793	797,902
Total				32,460,858

Beverages 0.03%

Corporacion Lindley SA (Peru)†(b)	4.625%	4/12/2023	354	343,426

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Biotechnology Research & Production 0.37%

Amgen, Inc.	6.40%	2/1/2039	$4,053	$4,834,649

Broadcasting 0.44%

21st Century Fox America, Inc.	6.20%	12/15/2034	1,268	1,431,349
21st Century Fox America, Inc.	6.90%	8/15/2039	1,177	1,417,919
Cox Communications, Inc.†	8.375%	3/1/2039	2,399	2,982,324
Total				5,831,592

Brokers 0.15%

Jefferies Group LLC	6.875%	4/15/2021	1,812	2,029,078

Business Services 0.44%

Expedia, Inc.	4.50%	8/15/2024	3,000	2,999,943
McGraw Hill Financial, Inc.†	4.40%	2/15/2026	2,880	2,870,153
Total				5,870,096

Cable Services 0.69%

CCO Safari II LLC†	6.384%	10/23/2035	4,358	4,449,396
Time Warner Cable, Inc.	7.30%	7/1/2038	4,418	4,702,479
Total				9,151,875

Chemicals 0.64%

Israel Chemicals Ltd. (Israel)†(b)	4.50%	12/2/2024	1,500	1,508,400
Methanex Corp. (Canada)(b)	5.25%	3/1/2022	1,157	1,227,081
Mexichem SAB de CV (Mexico)†(b)	4.875%	9/19/2022	550	566,225
Montell Finance Co. BV (Netherlands)†(b)	8.10%	3/15/2027	2,037	2,653,394
NewMarket Corp.	4.10%	12/15/2022	1,532	1,558,226
OCP SA (Morocco)†(b)	6.875%	4/25/2044	865	895,206
Total				8,408,532

Communications Technology 0.17%

Motorola Solutions, Inc.	3.75%	5/15/2022	2,463	2,285,632

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Construction/Homebuilding 0.06%

Odebrecht Finance Ltd.†	5.25%	6/27/2029	$800	$508,000
Odebrecht Finance Ltd.†	7.125%	6/26/2042	530	345,825
Total				853,825

Diversified 0.06%

Hutchison Whampoa International 14 Ltd. (Hong Kong)†(b)	3.625%	10/31/2024	830	816,566

Drugs 0.35%

Actavis Funding SCS (Luxembourg)(b)	4.55%	3/15/2035	2,175	2,005,811
Express Scripts Holding Co.	6.125%	11/15/2041	2,284	2,615,916
Total				4,621,727

Electric: Power 0.80%

AES Gener SA (Chile)†(b)	5.00%	7/14/2025	200	203,948
CEZ AS (Czech Republic)†(b)	4.25%	4/3/2022	750	791,279
Empresa Electrica Guacolda SA (Chile)†(b)	4.56%	4/30/2025	200	192,215
Empresas Publicas de Medellin ESP (Colombia)†(b)	7.625%	7/29/2019	1,400	1,615,180
Entergy Corp.	5.125%	9/15/2020	2,363	2,532,474
Exelon Generation Co. LLC	5.60%	6/15/2042	2,286	2,279,531
Lamar Funding Ltd.†	3.958%	5/7/2025	1,000	940,000
Texas-New Mexico Power Co.†	9.50%	4/1/2019	1,650	2,020,291
Total				10,574,918

Electronics 0.11%

PerkinElmer, Inc.	5.00%	11/15/2021	1,404	1,510,579

Electronics: Semi-Conductors/Components 0.19%

KLA-Tencor Corp.	4.65%	11/1/2024	2,600	2,561,767

Energy Equipment & Services 0.57%

Energy Transfer Partners LP	6.125%	12/15/2045	828	798,945
Energy Transfer Partners LP	6.625%	10/15/2036	1,703	1,714,185
Energy Transfer Partners LP	7.50%	7/1/2038	1,843	2,010,210
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	2,710	2,940,751
Total				7,464,091

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Engineering & Contracting Services 0.14%

China Railway Resources Huitung Ltd. (Hong Kong)(b)	3.85%	2/5/2023	$1,800	$1,784,990

Entertainment 0.17%

Viacom, Inc.	6.875%	4/30/2036	2,165	2,282,094

Financial Services 2.62%

Air Lease Corp.	3.875%	4/1/2021	1,000	1,012,500
Air Lease Corp.	4.25%	9/15/2024	586	580,873
Bank of America Corp.	3.95%	4/21/2025	753	730,372
Bank of America Corp.	4.20%	8/26/2024	3,259	3,238,595
Bank of America Corp.	4.25%	10/22/2026	1,560	1,539,129
Denali Borrower LLC/Denali Finance Corp.†	5.625%	10/15/2020	4,526	4,650,465
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	2,216	2,181,102
General Electric Capital Corp.	6.75%	3/15/2032	9,260	12,164,158
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	2,021	2,134,681
Santander UK plc (United Kingdom)(b)	7.95%	10/26/2029	2,615	3,259,781
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	2,177	2,321,825
Western Union Co. (The)	3.35%	5/22/2019	780	801,668
Total				34,615,149

Financial: Miscellaneous 0.28%

Wells Fargo Bank NA	5.85%	2/1/2037	3,007	3,640,328

Food 0.39%

Flowers Foods, Inc.	4.375%	4/1/2022	625	657,190
JM Smucker Co. (The)†	4.25%	3/15/2035	1,057	989,350
Kraft Foods Group, Inc.	6.875%	1/26/2039	1,000	1,228,284
Kraft Heinz Foods Co.†	5.00%	7/15/2035	2,169	2,249,153
Total				5,123,977

Food/Beverage 0.03%

Sigma Alimentos SA de CV (Mexico)†(b)	6.875%	12/16/2019	313	351,342

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care 0.06%

Zoetis, Inc.	4.70%	2/1/2043	$955	$833,849

Health Care Products 0.55%

Forest Laboratories LLC†	4.375%	2/1/2019	2,557	2,674,062
Forest Laboratories LLC†	5.00%	12/15/2021	2,344	2,524,071
Medtronic, Inc.	4.625%	3/15/2044	733	734,579
Zimmer Biomet Holdings, Inc.	4.25%	8/15/2035	1,408	1,298,139
Total				7,230,851

Health Care Services 0.36%

Omega Healthcare Investors, Inc.	4.95%	4/1/2024	607	626,328
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	2,533	2,672,315
Senior Housing Properties Trust	6.75%	12/15/2021	1,250	1,415,949
Total				4,714,592

Insurance 0.59%

Symetra Financial Corp.†	6.125%	4/1/2016	965	989,335
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	4,782	4,888,581
Willis North America, Inc.	7.00%	9/29/2019	1,675	1,908,070
Total				7,785,986

Leasing 0.42%

Aviation Capital Group Corp.†	6.75%	4/6/2021	1,314	1,489,747
Aviation Capital Group Corp.†	7.125%	10/15/2020	3,494	4,096,715
Total				5,586,462

Leisure 0.12%

Carnival plc (United Kingdom)(b)	7.875%	6/1/2027	1,230	1,530,035

Lodging 0.45%

Host Hotels & Resorts LP	5.25%	3/15/2022	2,508	2,689,376
Hyatt Hotels Corp.†	6.875%	8/15/2019	1,554	1,792,839
Starwood Hotels & Resorts Worldwide, Inc.	4.50%	10/1/2034	1,750	1,524,383
Total				6,006,598

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Manufacturing 0.13%

Trinity Industries, Inc.	4.55%	10/1/2024	$1,771	$1,666,293

Media 0.67%
Discovery Communications LLC	6.35%	6/1/2040	1,650	1,730,436
Globo Comunicacao e Participacoes SA (Brazil)†(b)	4.875%	4/11/2022	2,809	2,858,157
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(b)	5.307%	5/11/2022	1,855	1,906,013
Time Warner, Inc.	7.625%	4/15/2031	1,835	2,305,797
Total				8,800,403

Metals & Minerals: Miscellaneous 0.30%

Barrick International Barbados Corp. (Barbados)†(b)	6.35%	10/15/2036	1,250	1,090,814
Glencore Finance Canada Ltd. (Canada)†(b)	6.00%	11/15/2041	2,449	2,100,358
Goldcorp, Inc. (Canada)(b)	5.45%	6/9/2044	831	735,996
Total				3,927,168

Natural Gas 0.55%

Dominion Gas Holdings LLC	4.60%	12/15/2044	1,806	1,732,635
Fermaca Enterprises S de RL de CV (Mexico)†(b)	6.375%	3/30/2038	1,787	1,724,381
GNL Quintero SA (Chile)†(b)	4.634%	7/31/2029	450	440,462
Kinder Morgan, Inc.	7.75%	1/15/2032	172	185,361
Kinder Morgan, Inc.	8.05%	10/15/2030	367	415,577
SourceGas LLC†	5.90%	4/1/2017	886	934,046
Tennessee Gas Pipeline Co. LLC	8.375%	6/15/2032	1,000	1,159,584
Transportadora de Gas del Peru SA (Peru)†(b)	4.25%	4/30/2028	700	666,750
Total				7,258,796

Oil 0.53%

Canadian Oil Sands Ltd. (Canada)†(b)	7.75%	5/15/2019	816	866,793
Canadian Oil Sands Ltd. (Canada)†(b)	7.90%	9/1/2021	403	430,213
Delek & Avner Tamar Bond Ltd. (Israel)†(b)	5.082%	12/30/2023	370	372,775
Halliburton Co.	6.70%	9/15/2038	326	399,950
Halliburton Co.	7.45%	9/15/2039	1,207	1,592,008
KazMunayGas National Co. JSC (Kazakhstan)†(b)	4.875%	5/7/2025	250	220,875
Kunlun Energy Co., Ltd. (Hong Kong)†(b)	3.75%	5/13/2025	500	484,825
LUKOIL International Finance BV (Netherlands)†(b)	6.656%	6/7/2022	250	252,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Petroleos Mexicanos (Mexico)†(b)	4.25%	1/15/2025	$300	$284,520
Shell International Finance BV (Netherlands)(b)	6.375%	12/15/2038	650	824,309
Valero Energy Corp.	10.50%	3/15/2039	912	1,303,727
Total				7,032,045

Oil: Crude Producers 1.11%

Apache Corp.	6.00%	1/15/2037	1,992	2,086,277
Enbridge Energy Partners LP	9.875%	3/1/2019	2,125	2,561,441
Enterprise Products Operating LLC	7.55%	4/15/2038	1,825	2,191,400
Kerr-McGee Corp.	7.125%	10/15/2027	925	1,107,985
Kerr-McGee Corp.	7.875%	9/15/2031	945	1,180,094
Ruby Pipeline LLC†	6.00%	4/1/2022	2,980	3,213,748
Southeast Supply Header LLC†	4.25%	6/15/2024	1,086	1,046,919
Transportadora de Gas Internacional SA ESP (Colombia)†(b)	5.70%	3/20/2022	1,250	1,279,375
Total				14,667,239

Oil: Integrated Domestic 0.90%

Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.75%	2/1/2022	2,064	1,883,400
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	111	111,874
Kinder Morgan Energy Partners LP	6.95%	1/15/2038	648	664,458
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	2,000	2,124,592
Kinder Morgan Energy Partners LP	7.50%	11/15/2040	1,000	1,100,967
Korea National Oil Corp. (South Korea)†(b)	2.875%	11/9/2015	1,600	1,605,819
Marathon Oil Corp.	5.20%	6/1/2045	1,153	1,022,404
Marathon Oil Corp.	6.60%	10/1/2037	569	598,718
Rowan Cos., Inc.	7.875%	8/1/2019	2,565	2,755,946
Total				11,868,178

Oil: Integrated International 0.76%

Eni SpA (Italy)†(b)	5.70%	10/1/2040	4,800	4,886,002
Petrobras Global Finance BV (Netherlands)(b)	4.375%	5/20/2023	1,089	858,350
Petroleos Mexicanos (Mexico)(b)	5.50%	6/27/2044	1,650	1,435,912
Weatherford International Ltd.	9.875%	3/1/2039	2,613	2,830,509
Total				10,010,773

Paper & Forest Products 0.26%

Georgia-Pacific LLC	8.875%	5/15/2031	2,385	3,445,345

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 1.30%

American Tower Corp.	4.00%	6/1/2025	$2,336	$2,272,933
Brixmor Operating Partnership LP	3.875%	8/15/2022	4,003	4,005,450
CBRE Services, Inc.	4.875%	3/1/2026	2,902	2,870,693
China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	2,000	1,944,812
EPR Properties	5.25%	7/15/2023	2,075	2,109,873
EPR Properties	7.75%	7/15/2020	2,543	2,993,932
Hospitality Properties Trust	4.65%	3/15/2024	925	914,931
Total				17,112,624

Retail 0.77%

Amazon.com, Inc.	4.80%	12/5/2034	6,835	6,905,284
QVC, Inc.	5.125%	7/2/2022	775	783,823
SACI Falabella (Chile)†(b)	4.375%	1/27/2025	530	527,830
Walgreens Boots Alliance, Inc.	4.50%	11/18/2034	1,200	1,109,518
Walgreens Boots Alliance, Inc.	4.80%	11/18/2044	875	813,211
Total				10,139,666

Savings & Loan 0.18%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	2,120	2,380,499

Steel 0.42%

Allegheny Technologies, Inc.	6.625%	8/15/2023	1,089	966,488
Allegheny Technologies, Inc.	9.375%	6/1/2019	3,975	4,283,062
Glencore Funding LLC†	4.625%	4/29/2024	252	229,334
Total				5,478,884

Technology 0.28%

Alibaba Group Holding Ltd. (China)†(b)	3.60%	11/28/2024	3,000	2,841,696
Tencent Holdings Ltd. (China)†(b)	3.375%	5/2/2019	900	911,733
Total				3,753,429

Telecommunications 1.50%

AT&T, Inc.	4.50%	5/15/2035	698	643,321
AT&T, Inc.	5.35%	9/1/2040	1,383	1,363,272
AT&T, Inc.	6.30%	1/15/2038	3,425	3,757,927
AT&T, Inc.	6.50%	9/1/2037	2,593	2,926,429

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)

GTE Corp.	6.94%	4/15/2028	$7,252	$8,594,454
Turk Telekomunikasyon AS (Turkey)†(b)	4.875%	6/19/2024	360	344,124
Verizon Communications, Inc.	4.272%	1/15/2036	1,086	978,648
Verizon Communications, Inc.	5.85%	9/15/2035	1,105	1,193,235
Total				19,801,410

Textiles Products 0.09%

Mohawk Industries, Inc.	6.125%	1/15/2016	1,198	1,220,300

Tobacco 0.48%

Altria Group, Inc.	9.95%	11/10/2038	1,928	3,088,542
Reynolds American, Inc.	5.70%	8/15/2035	1,325	1,406,939
Reynolds American, Inc.†	8.125%	5/1/2040	1,550	1,901,475
Total				6,396,956

Utilities 0.50%

Aquarion Co.†	4.00%	8/15/2024	2,500	2,467,043
Public Service Co. of New Mexico	7.95%	5/15/2018	1,092	1,241,025
Williams Cos., Inc. (The)	8.75%	3/15/2032	2,460	2,841,211
Total				6,549,279

Utilities: Electrical 0.20%

Tennessee Valley Authority	3.50%	12/15/2042	2,795	2,643,265
Total Corporate Bonds (cost $342,342,467)				333,632,179

FOREIGN GOVERNMENT OBLIGATIONS 2.31%

Bahamas 0.05%

Commonwealth of Bahamas†(b)	6.95%	11/20/2029	588	692,370

Bermuda 0.18%

Bermuda Government†	5.603%	7/20/2020	2,200	2,442,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Brazil 0.19%

Federal Republic of Brazil(b)	4.25%	1/7/2025	$1,400	$1,300,250
Federal Republic of Brazil(b)	5.00%	1/27/2045	300	243,000
Federal Republic of Brazil†(b)	5.333%	2/15/2028	1,000	895,000
Federal Republic of Brazil(b)	5.625%	1/7/2041	123	110,085
Total				2,548,335

Cayman Islands 0.06%

Cayman Islands Government†	5.95%	11/24/2019	700	805,000

Colombia 0.05%

Republic of Colombia(b)	4.00%	2/26/2024	700	680,750

Indonesia 0.21%

Perusahaan Penerbit SBSN†(b)	3.30%	11/21/2022	1,350	1,252,125
Perusahaan Penerbit SBSN†(b)	4.325%	5/28/2025	1,100	1,031,250
Republic of Indonesia†(b)	5.875%	1/15/2024	400	431,000
Total				2,714,375

Kazakhstan 0.03%

Republic of Kazakhstan†(b)	4.875%	10/14/2044	500	405,620

Latvia 0.08%

Republic of Latvia†(b)	5.25%	6/16/2021	988	1,120,145

Lithuania 0.19%

Republic of Lithuania†(b)	7.375%	2/11/2020	2,097	2,516,610

Mexico 0.30%

United Mexican States(b)	4.00%	10/2/2023	2,080	2,116,400
United Mexican States(b)	5.55%	1/21/2045	1,700	1,782,875
Total				3,899,275

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Panama 0.16%

Republic of Panama(b)	4.00%	9/22/2024	$1,811	$1,811,000
Republic of Panama(b)	4.30%	4/29/2053	275	238,219
Total				2,049,219

Peru 0.04%

Republic of Peru(b)	4.125%	8/25/2027	520	518,700

Philippines 0.14%

Republic of Philippines(b)	9.50%	10/21/2024	1,220	1,830,000

Slovenia 0.04%

Republic of Slovenia†(b)	5.25%	2/18/2024	471	520,573

South Africa 0.07%

Republic of South Africa(b)	5.50%	3/9/2020	800	862,284

Trinidad And Tobago 0.02%

Republic of Trinidad & Tobago†(b)	4.375%	1/16/2024	200	217,250

Turkey 0.47%

Republic of Turkey(b)	4.25%	4/14/2026	200	187,646
Republic of Turkey(b)	5.75%	3/22/2024	4,840	5,146,227
Republic of Turkey(b)	7.00%	6/5/2020	750	845,182
Total				6,179,055

Uruguay 0.03%

Republic of Uruguay PIK(b)	7.875%	1/15/2033	330	431,887
Total Foreign Government Obligations (cost $31,001,970)				30,433,448

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.04%

Federal Home Loan Mortgage Corp. Q001 XA IO	2.373%#	2/25/2032	12,951	2,475,989
Government National Mortgage Assoc. 2014-78 A	2.20%	4/16/2047	454	457,028

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Government National Mortgage Assoc. 2015-47 AE	2.90%#	11/16/2055	$5,328	$5,399,586
Government National Mortgage Assoc. 2015-48 AS	2.90%#	2/16/2049	4,313	4,387,842
Government National Mortgage Assoc. 2015-73 AC	2.90%#	2/16/2053	986	1,005,288
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $13,737,995)				13,725,733

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 21.81%

Federal Home Loan Mortgage Corp.	2.159%#	6/1/2043	8,145	8,292,144
Federal Home Loan Mortgage Corp.	3.092%#	10/1/2044	6,703	6,898,160
Federal Home Loan Mortgage Corp.	3.16%#	7/1/2044	3,768	3,887,245
Federal Home Loan Mortgage Corp.	3.218%#	6/1/2044	2,837	2,929,941
Federal Home Loan Mortgage Corp.	4.00%	12/1/2044	5,180	5,592,693
Federal Home Loan Mortgage Corp.	5.00%	11/1/2017 - 6/1/2026	2,881	3,095,709
Federal National Mortgage Assoc. (c)	3.00%	TBA	38,865	39,706,456
Federal National Mortgage Assoc.	3.50%	4/1/2043 - 5/1/2045	24,473	25,533,912
Federal National Mortgage Assoc.(c)	3.50%	TBA	69,330	71,919,582
Federal National Mortgage Assoc.	4.00%	10/1/2040 - 2/1/2045	23,550	25,260,988
Federal National Mortgage Assoc.(c)	4.00%	TBA	15,000	15,946,290
Federal National Mortgage Assoc. (c)	4.50%	TBA	64,114	69,458,059
Federal National Mortgage Assoc.	5.50%	9/1/2034 - 9/1/2036	8,326	9,390,792
Federal National Mortgage Assoc.	6.50%	1/1/2036	62	72,381
Total Government Sponsored Enterprises Pass-Throughs (cost $287,575,996)				287,984,352

MUNICIPAL BONDS 0.51%

Electric Revenue Bonds 0.12%

American Municipal Power, Inc.	7.834%	2/15/2041	1,100	1,512,489

Power 0.14%

Municipal Elec Auth of Georgia	7.055%	4/1/2057	1,675	1,866,134

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Toll Roads 0.25%

Metropolitan Washington Arpt	7.462%		10/1/2046	$1,500	$1,935,855
North Texas Tollway Auth	8.91%		2/1/2030	1,150	1,368,017
Total					3,303,872
Total Municipal Bonds (cost $6,256,012)					6,682,495

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.07%

Bear Stearns ALT-A Trust 2004-8 1A	0.891	%#	9/25/2034	1,527	1,489,002
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.473	%#	5/10/2047	24,814	2,053,027
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	4,534	4,505,379
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.459	%#	8/10/2047	4,399	323,374
Commercial Mortgage Pass-Through Certificates 2014-UBS5 B	4.514	%#	9/10/2047	1,450	1,506,560
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.591	%#	7/10/2050	620	622,016
CSAIL Commercial Mortgage Trust 2015-C2 C	4.353	%#	6/15/2057	325	313,576
DBWF Mortgage Trust 2015-LCM A2†	3.535	%#	6/10/2034	853	857,844
DBWF Mortgage Trust 2015-LCM D†	3.535	%#	6/10/2034	895	818,640
Granite Master Issuer plc 2006-3 A7 (United Kingdom)(b)	0.403	%#	12/20/2054	499	496,414
Granite Master Issuer plc 2007-1 4A1 (United Kingdom)(b)	0.423	%#	12/20/2054	1,489	1,482,823
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	1,100	1,092,150
GS Mortgage Securities Trust 2013-G1 A2†	3.557%		4/10/2031	427	427,794
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 AS	3.372%		12/15/2047	4,750	4,763,291
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 AS	4.243%		4/15/2047	1,550	1,634,624
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.428	%#	4/15/2047	4,921	253,452
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.438	%#	4/15/2047	1,381	35,455
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 AS	4.065%		11/15/2047	3,173	3,292,824
Motel 6 Trust 2015-MTL6 D†	4.532%		2/5/2030	3,504	3,475,390
MSCG Trust 2015-ALDR B†	3.577	%#	6/7/2035	1,250	1,230,460
Sequoia Mortgage Trust 2012-4 A3	2.069%		9/25/2042	1,023	989,789
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%		12/25/2059	891	893,538
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%		6/25/2058	1,174	1,175,401
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.277	%#	5/15/2048	2,000	1,694,444
Wells Fargo Commercial Mortgage Trust 2015-LC20 B	3.719%		4/15/2050	1,464	1,413,539
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.382	%#	5/15/2047	9,738	667,320

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.734%#	5/15/2047	$1,909	$88,564
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.861%#	10/15/2057	24,815	1,097,439
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307%#	10/15/2057	36,416	844,414
WF-RBS Commercial Mortgage Trust 2014-C25 B	4.236%#	11/15/2047	1,000	1,017,414
Total Non-Agency Commercial Mortgage-Backed Securities (cost $40,660,113)				40,555,957

U.S. TREASURY OBLIGATIONS 33.54%

U.S. Treasury Bond	3.00%	5/15/2045	41,593	42,088,539
U.S. Treasury Note	0.625%	2/15/2017	46,927	46,951,449
U.S. Treasury Note	0.625%	8/31/2017	87,129	86,936,096
U.S. Treasury Note	0.875%	10/15/2017	24,971	24,997,494
U.S. Treasury Note	1.25%	11/30/2018	108,364	108,630,684
U.S. Treasury Note	1.375%	8/31/2020	104,130	103,320,598
U.S. Treasury Note	1.75%	4/30/2022	26,161	25,905,852
U.S. Treasury Note	2.00%	8/15/2025	3,953	3,883,206
Total U.S. Treasury Obligations (cost $443,724,302)				442,713,918
Total Long-Term Investments (cost $1,479,520,105)				1,469,906,241

SHORT-TERM INVESTMENT 5.80%

REPURCHASE AGREEMENT

Repurchase Agreement dated 8/31/2015, Zero Coupon due 9/1/2015 with Fixed Income Clearing Corp. collateralized by $78,250,000 of U.S. Treasury Note at 0.875% due 11/15/2017; value: $78,445,625; proceeds: $76,624,231 (cost $76,624,231)			76,624	76,624,231
Total Investments in Securities 117.15% (cost $1,556,144,336)				1,546,530,472
Liabilities in Excess of Other Assets(d) (17.15%)				(226,410,412)
Net Assets 100.00%				$1,320,120,060

IO	Interest Only.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2015.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Securities purchased on a when-issued basis (See Note 2(f)).
(b)	Foreign security traded in U.S. dollars.
(c)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(d)	Liabilities in Excess of Other Assets include net unrealized depreciation on futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2015

Open Futures Contracts at August 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2015	226	Long	$26,992,875	$(101,039)

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund's investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$314,178,159	$—	$314,178,159
Corporate Bonds	—	333,632,179	—	333,632,179
Foreign Government Obligations	—	30,433,448	—	30,433,448
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	13,725,733	—	13,725,733
Government Sponsored Enterprises Pass-Throughs	—	287,984,352	—	287,984,352
Municipal Bonds	—	6,682,495	—	6,682,495
Non-Agency Commercial Mortgage-Backed Securities	—	40,555,957	—	40,555,957
U.S. Treasury Obligations	—	442,713,918	—	442,713,918
Repurchase Agreement	—	76,624,231	—	76,624,231
Total	$—	$1,546,530,472	$—	$1,546,530,472
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(101,039)	—	—	(101,039)
Total	$(101,039)	$—	$—	$(101,039)

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended August 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - DIVERSIFIED EQUITY STRATEGY FUND August 31, 2015

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.88%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	3,547,654	$53,676
Lord Abbett Developing Growth Fund, Inc.-Class I*(c)	531,654	13,089
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(b)	3,131,386	40,019
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(d)	1,761,749	39,974
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(e)	1,722,593	40,464
Lord Abbett Securities Trust-International Core Equity Fund-Class I(f)	2,590,239	31,938
Lord Abbett Securities Trust-International Opportunities Fund-Class I(g)	1,254,225	21,272
Lord Abbett Securities Trust-Value Opportunities Fund-Class I*(g)	1,366,030	27,252
Total Investments in Underlying Funds (cost $239,302,964)		267,684

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.09%

Repurchase Agreement

Repurchase Agreement dated 8/31/2015, Zero Coupon due 9/1/2015 with Fixed Income Clearing Corp. collateralized by $260,000 of U.S. Treasury Note at 0.50% due 8/31/2016; value: $260,325; proceeds: $252,107 (cost $252,107)	$252	252
Total Investments in Securities 99.97% (cost $239,555,071)		267,936
Other Assets in Excess of Liabilities 0.03%		75
Net Assets 100.00%		$268,011

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is to seek capital appreciation.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek long-term capital appreciation.
(g)	Fund investment objective is long-term capital appreciation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - DIVERSIFIED EQUITY STRATEGY FUND August 31, 2015

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$267,684	$—	$—	$267,684
Repurchase Agreement	—	252	—	252
Total	$267,684	$252	$—	$267,936

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of underlying funds.
(3)	There were no level transfers during the period ended August 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 94.87%

ASSET-BACKED SECURITY 0.04%

Other

NorthStar Real Estate CDO VIII Ltd. 2006-8A A2† (cost $2,400,776)	0.549%#	2/1/2041		$2,800	$2,711,100

			Shares (000)
COMMON STOCK 0.01%

Metals/Minerals

Mirabela Nickel Ltd. *(a) (cost $621,429)			AUD	8,607	411,603

			Principal Amount (000)
CORPORATE BONDS 6.69%

Aerospace 0.10%

Air Canada (Canada)†(b)	7.75%	4/15/2021		$6,250	6,707,000

Chemicals 0.26%

AVINTIV Specialty Materials, Inc.†	6.875%	6/1/2019		8,875	9,041,406
Grupo Idesa SA de CV (Mexico)†(b)	7.875%	12/18/2020		3,400	3,544,500
TPC Group, Inc.†	8.75%	12/15/2020		4,660	4,194,000
Total					16,779,906

Consumer Non-Durables 0.36%

FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020		1,600	1,236,000
Hot Topic, Inc.†	9.25%	6/15/2021		5,000	5,075,000
NES Rentals Holdings, Inc.†	7.875%	5/1/2018		10,295	10,269,262
Springs Industries, Inc.	6.25%	6/1/2021		6,969	6,951,578
Total					23,531,840

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy 1.19%

Bill Barrett Corp.	7.00%	10/15/2022	$1,475	$1,039,875
Bill Barrett Corp.	7.625%	10/1/2019	1,543	1,230,543
Clayton Williams Energy, Inc.	7.75%	4/1/2019	4,905	4,144,725
CrownRock LP/CrownRock Finance, Inc.†	7.75%	2/15/2023	2,650	2,636,750
CVR Refining LLC/Coffeyville Finance, Inc.	6.50%	11/1/2022	985	970,028
Eclipse Resources Corp.†	8.875%	7/15/2023	6,859	6,327,427
Energy Transfer Equity LP	7.50%	10/15/2020	3,717	4,000,496
FTS International, Inc.†	7.783%#	6/15/2020	10,258	7,750,781
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(b)	7.50%	2/11/2020	7,500	5,250,000
Gulfport Energy Corp.	7.75%	11/1/2020	2,965	2,898,287
Memorial Resource Development Corp.	5.875%	7/1/2022	3,125	2,859,375
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%	11/15/2020	3,840	3,897,600
Parsley Energy LLC/Parsley Finance Corp.†	7.50%	2/15/2022	6,000	5,910,000
Rockies Express Pipeline LLC†	5.625%	4/15/2020	7,275	7,056,750
Sabine Pass Liquefaction LLC†	5.625%	3/1/2025	9,800	9,512,125
Seven Generations Energy Ltd. (Canada)†(b)	8.25%	5/15/2020	8,875	8,875,000
Ultra Petroleum Corp.†	6.125%	10/1/2024	5,216	3,468,640
Total				77,828,402

Financial 0.03%

CNO Financial Group, Inc.	4.50%	5/30/2020	1,637	1,690,203

Food & Drug 0.41%

BI-LO LLC/BI-LO Finance Corp.†	9.25%	2/15/2019	7,405	7,571,612
Checkers Drive-In Restaurants, Inc.†	11.00%	12/1/2017	5,900	6,342,500
Post Holdings, Inc.†	7.75%	3/15/2024	6,990	7,234,650
WhiteWave Foods Co. (The)	5.375%	10/1/2022	5,295	5,486,944
Total				26,635,706

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food/Tobacco 0.47%

Carrols Restaurant Group, Inc.	8.00%	5/1/2022	$3,386	$3,580,695
CEC Entertainment, Inc.	8.00%	2/15/2022	6,712	6,745,560
Diamond Foods, Inc.†	7.00%	3/15/2019	192	198,240
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. (Greece)†(b)	9.875%	2/1/2020	5,405	5,688,762
JBS USA LLC/JBS USA Finance, Inc.†	7.25%	6/1/2021	6,200	6,502,250
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	7,875	7,914,375
Total				30,629,882

Forest Products 0.13%

Norbord, Inc. (Canada)†(b)	5.375%	12/1/2020	1,472	1,472,000
PaperWorks Industries, Inc.†	9.50%	8/15/2019	7,297	7,180,248
Total				8,652,248

Gaming/Leisure 0.30%

Carmike Cinemas, Inc.†	6.00%	6/15/2023	4,214	4,319,350
Greektown Holdings LLC/Greektown Mothership Corp.†	8.875%	3/15/2019	4,995	5,244,750
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	1,675	1,683,375
Pinnacle Entertainment, Inc.	6.375%	8/1/2021	3,933	4,208,310
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	4,214	4,024,370
Total				19,480,155

Healthcare 0.32%

Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)(b)	4.75%	4/15/2023	2,156	2,053,590
Tenet Healthcare Corp.†	3.786%#	6/15/2020	8,819	8,878,528
Tenet Healthcare Corp.	8.00%	8/1/2020	9,675	10,122,469
Total				21,054,587

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Housing 0.30%

Builders FirstSource, Inc.†	10.75%	8/15/2023	$3,429	$3,497,580
CPG Merger Sub LLC†	8.00%	10/1/2021	6,417	6,561,383
Modular Space Corp.†	10.25%	1/31/2019	968	711,480
Ply Gem Industries, Inc.	6.50%	2/1/2022	8,945	8,752,050
Total				19,522,493

Information Technology 0.18%

Blue Coat Holdings, Inc.†	8.375%	6/1/2023	7,947	8,002,629
Infor US, Inc.†	5.75%	8/15/2020	3,671	3,689,355
Total				11,691,984

Media/Telecommunications 1.02%

iHeartCommunications, Inc.	5.50%	12/15/2016	9,000	8,550,000
Numericable-SFR SAS (France)†(b)	6.00%	5/15/2022	30,400	30,476,000
T-Mobile USA, Inc.	6.464%	4/28/2019	6,367	6,565,969
Virgin Media Finance plc (United Kingdom)†(b)	6.00%	10/15/2024	7,630	7,858,900
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020	6,690	6,656,550
Zayo Group LLC/Zayo Capital, Inc.†	6.00%	4/1/2023	6,687	6,695,024
Total				66,802,443

Metals/Minerals 0.17%

Coeur Mining, Inc.	7.875%	2/1/2021	10,000	6,425,000
Mirabela Nickel Ltd. (Australia)(b)	1.00%	9/16/2044	50	5
Thompson Creek Metals Co., Inc.	7.375%	6/1/2018	8,250	4,991,250
Total				11,416,255

Retail 0.35%

Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022	7,596	7,539,030
Rent-A-Center, Inc.	6.625%	11/15/2020	7,240	7,131,400
Rite Aid Corp.†	6.125%	4/1/2023	4,606	4,744,180
Toys R Us Property Co. II LLC	8.50%	12/1/2017	3,990	3,890,250
Total				23,304,860

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Service 0.39%

Alliance Data Systems Corp.†	6.375%	4/1/2020		$3,760	$3,886,900
First Data Corp.	10.625%	6/15/2021		2,275	2,522,406
Jurassic Holdings III, Inc.†	6.875%	2/15/2021		7,250	5,129,375
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017		13,600	14,059,000
Total					25,597,681

Transportation 0.54%

Affinia Group, Inc.	7.75%	5/1/2021		1,566	1,667,790
Dynagas LNG Partners LP/Dynagas Finance, Inc. (Greece)(b)	6.25%	10/30/2019		9,340	7,985,700
Florida East Coast Holdings Corp.†	6.75%	5/1/2019		8,380	8,463,800
GasLog Ltd.†(a)	6.80%#	6/27/2018	NOK	38,000	4,708,485
Stackpole International Intermediate/Stackpole International Powder (Luxembourg)†(b)	7.75%	10/15/2021		$4,547	4,933,495
XPO Logistics, Inc.†	6.50%	6/15/2022		7,934	7,834,825
Total					35,594,095

Utility 0.17%

Illinois Power Generating Co.	7.00%	4/15/2018		8,957	8,150,870
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025		2,812	3,114,136
Total					11,265,006
Total Corporate Bonds (cost $461,844,460)					438,184,746

FLOATING RATE LOANS(c) 87.54%

Aerospace 3.10%

American Airlines, Inc. 2015 New Term Loan	3.25%	6/27/2020		38,722	38,419,314
AWAS Finance Luxembourg 2012 SA Term Loan (Luxembourg)(b)	3.50%	7/16/2018		18,856	18,826,101
Delta Air Lines, Inc. 2014 Term Loan B1	3.25%	10/18/2018		33,671	33,657,642
Delta Air Lines, Inc. Term Loan	3.25%	8/14/2022		7,833	7,825,676
Doncasters U.S. Finance LLC 2nd Lien Term Loan	9.50%	10/9/2020		8,768	8,745,912
Doncasters U.S. Finance LLC Term Loan B	4.50%	4/9/2020		15,177	15,142,852
Gol LuxCo S.A. Term Loan (Luxembourg)(b)	6.50%	8/31/2020		9,791	9,754,284
TransDigm, Inc. Tranche C Term Loan	3.75%	2/28/2020		29,382	29,135,228
TransDigm, Inc. Tranche D Term Loan	3.75%	6/4/2021		3,257	3,229,647
United Air Lines, Inc. Class B Term Loan	3.25%	4/1/2019		26,110	26,077,296
United Air Lines, Inc. Class B1 Term Loan	3.50%	9/15/2021		12,567	12,564,108
Total					203,378,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Chemicals 1.95%

American Pacific Corp. Term Loan	7.00%	2/27/2019		$4,983	$5,008,211
EWT Holdings III Corp. 1st Lien Term Loan	4.75%	1/15/2021		8,504	8,471,619
Huntsman International LLC 2014-1 Incremental Term Loan	3.75%	10/1/2021		15,605	15,640,315
INEOS Finance plc 2022 Euro Term Loan(a)	4.25%	3/31/2022	EUR	8,928	9,964,884
INEOS US Finance LLC 2022 Dollar Term Loan	4.25%	3/31/2022		$10,638	10,630,611
INEOS US Finance LLC Cash Dollar Term Loan	3.75%	5/4/2018		19,191	19,141,461
OXEA Finance & Cy S.C.A. 1st Lien Tranche B2 Term Loan	4.25%	1/15/2020		9,696	9,490,063
OXEA Finance & Cy S.C.A. 2nd Lien Term Loan	8.25%	7/15/2020		15,907	14,979,065
Phibro Animal Health Corp. Term Loan B	4.00%	4/16/2021		10,141	10,090,200
Tata Chemicals North America Term Loan	3.75%	8/7/2020		24,476	24,483,581
Total					127,900,010

Consumer Durables 0.41%

Britax US Holdings, Inc. Initial Dollar Term Loan	4.50%	10/15/2020		11,677	8,757,728
Spectrum Brands, Inc. US Term Loan	3.75%	6/23/2022		18,245	18,280,037
Total					27,037,765

Consumer Non-Durables 1.17%

Charger OpCo B.V. EUR Term Loan B1(a)	4.25%	7/23/2021	EUR	11,950	13,464,210
Charger OpCo B.V. US Term Loan B1 (Netherlands)(b)	4.25%	7/23/2021		$16,610	16,656,757
FGI Operating Co. LLC Term Loan B	5.50%	4/19/2019		18,430	17,323,836
Jarden Corp. Tranche B1 Term Loan	2.948%	9/30/2020		7,346	7,349,673
Jarden Corp. Tranche B2 Term Loan	2.948%	7/30/2022		4,897	4,894,552
Vogue International LLC Tranche B Term Loan	5.75%	2/14/2020		16,587	16,680,434
Total					76,369,462

Energy 2.90%

C&J Energy Services, Inc. Tranche B1 Initial Term Loan	6.50%	3/24/2020		14,585	11,899,316
Callon Petroleum Co. 2nd Lien Term Loan	8.50%	10/8/2021		9,840	9,077,400
Chief Exploration & Development LLC 2nd Lien Term Loan	7.50%	5/12/2021		16,758	14,620,944
CITGO Holding, Inc. Term Loan	9.50%	5/12/2018		20,433	20,543,391

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy (continued)

CITGO Petroleum Corp. Term Loan B	4.50%	7/29/2021	$12,171	$12,170,562
EIF Channelview Cogeneration LLC Term Loan	4.25%	5/8/2020	17,893	17,736,655
EMG Utica LLC Term Loan	4.75%	3/27/2020	17,544	16,841,761
Energy Transfer Equity LP 2013 Term Loan	3.25%	12/2/2019	7,200	6,977,016
Energy Transfer Equity LP Term Loan	4.00%	12/2/2019	9,594	9,491,656
Jonah Energy LLC 2nd Lien Initial Term Loan	7.50%	5/12/2021	15,119	12,700,091
Longview Power LLC Advance Term Loan B	7.00%	4/13/2021	6,367	6,406,794
MEG Energy Corp. New Term Loan (Canada)(b)	3.75%	3/31/2020	2,557	2,398,907
Moxie Patriot LLC Advanced Construction Term Loan B1	6.75%	12/19/2020	12,875	12,553,125
NGPL PipeCo LLC Term Loan	6.75%	9/15/2017	3,485	3,153,574
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	28,917	14,313,833
Western Refining, Inc. 2013 Term Loan	4.25%	11/12/2020	18,942	18,894,655
Total				189,779,680

Financial 3.17%

Alliant Holdings Intermediate LLC Initial Term Loan	4.50%	8/12/2022	14,691	14,677,264
Asurion LLC Incremental Tranche B4 Term Loan	5.00%	8/4/2022	14,203	14,080,925
BDF Acquisition Corp. Initial Term Loan	5.25%	2/12/2021	13,763	13,624,888
Delos Finance S.A.R.L. Term Loan (Luxembourg)(b)	3.50%	3/6/2021	40,296	40,331,062
Fly Funding II S.A.R.L Term Loan (Luxembourg)(b)	3.50%	8/9/2019	31,199	31,116,307
HUB International Ltd. Initial Term Loan	4.00%	10/2/2020	27,421	27,158,429
National Financial Partners Corp. 2014 Specified Refinancing Term Loan	4.50%	7/1/2020	22,516	22,351,578
Ocwen Loan Servicing Initial Term Loan	5.00%	2/15/2018	19,356	19,290,117
Sedgwick Claims Management Services, Inc. 1st Lien Initial Term Loan	3.75%	3/1/2021	20,131	19,768,765
Sedgwick Claims Management Services, Inc. 2nd Lien Initial Term Loan	6.75%	2/28/2022	5,510	5,404,712
Total				207,804,047

Food & Drug 2.45%

Albertson’s LLC Term Loan B2	5.375%	3/21/2019	41,564	41,615,859
New Albertson’s, Inc. Term Loan B	4.75%	6/27/2021	5,464	5,456,883
P.F. Chang’s China Bistro, Inc. Borrowing Term Loan	4.25%	6/30/2020	11,409	11,266,049
Red Lobster Management LLC 1st Lien Initial Term Loan	6.25%	7/28/2021	15,017	15,129,149

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Food & Drug (continued)

Rite Aid Corp. 2nd Lien Tranche 1 Term Loan	5.75%	8/21/2020		$21,230	$21,482,212
Rite Aid Corp. 2nd Lien Tranche 2 Term Loan	4.875%	6/21/2021		21,295	21,334,784
Smart & Final, Inc. 1st Lien Term Loan	4.00%	11/15/2019		15,537	15,512,905
Supervalu, Inc. New Term Loan	4.50%	3/21/2019		28,915	29,041,994
Total					160,839,835

Food/Tobacco 1.56%

Candy Intermediate Holdings, Inc. Initial Term Loan	7.50%	6/18/2018		16,460	16,439,230
Del Monte Foods, Inc. 2nd Lien Initial Term Loan	8.25%	8/18/2021		8,000	7,266,640
Diamond Foods, Inc. Term Loan	4.25%	8/20/2018		10,034	10,021,706
Fairway Group Acquisition Co. 2013 Term Loan	5.00%	8/17/2018		7,260	6,461,347
New Red Finance, Inc. Term Loan B2 (Canada)(b)	3.75%	12/10/2021		22,801	22,804,218
Performance Food Group, Inc. 2nd Lien Initial Term Loan	6.25%	11/14/2019		22,358	22,441,409
Pinnacle Foods Finance LLC New Term Loan G	3.00%	4/29/2020		13,782	13,728,385
Post Holdings, Inc. Series A Incremental Term Loan	3.75%	6/2/2021		2,797	2,798,175
Total					101,961,110

Forest Products 2.67%

A. Schulman, Inc. Initial U.S. Term Loan B	4.00%	6/1/2022		6,859	6,839,623
Berry Plastics Corp. Term Loan D	3.50%	2/8/2020		25,346	25,015,289
Flying Fortress, Inc. New Term Loan	3.50%	4/30/2020		21,205	21,241,176
Mauser Holding S.A.R.L. 1st Lien Initial Dollar Term Loan (Luxembourg)(b)	4.50%	7/31/2021		12,859	12,829,871
Mauser Holding S.A.R.L. 2nd Lien Initial Term Loan (Luxembourg)(b)	8.75%	7/31/2022		16,195	15,976,368
Owens-Brockway Glass Container, Inc. Term Loan B	3.50%	9/1/2022		5,630	5,642,330
Reynolds Group Holdings, Inc. Incremental US Term Loan	4.50%	12/1/2018		23,995	24,027,051
SIG Combibloc Holdings S.C.A. Initial Dollar Term Loan	4.25%	3/11/2022		13,591	13,612,124
SIG Combibloc Holdings S.C.A. Initial Euro Term Loan(a)	4.25%	3/11/2022	EUR	6,939	7,806,971
Signode Industrial Group LUX SA Initial Term Loan B	3.75%	5/1/2021		$29,372	29,078,500
Viskase Cos., Inc. Initial Term Loan	4.25%	1/30/2021		13,380	12,878,680
Total					174,947,983

Gaming/Leisure 7.76%

Caesar’s Entertainment Operating Co., Inc. Term Loan B6	11.00%	3/1/2017		15,710	15,020,567

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming/Leisure (continued)
Caesar’s Entertainment Operating Co., Inc. Term Loan B7	9.00% - 9.75%	1/28/2018	$10,753	$10,070,168
Caesar’s Entertainment Resort Properties LLC Term Loan B	7.00%	10/11/2020	25,620	24,549,754
Caesar’s Growth Properties Holdings LLC 1st Lien Term Loan B	6.25%	5/8/2021	19,800	17,358,066
Cannery Casino Resorts LLC 1st Lien Term Loan	6.00%	10/2/2018	4,223	4,190,854
Cannery Casino Resorts LLC 2nd Lien Term Loan	10.00%	10/2/2019	23,767	21,063,504
CCM Merger, Inc. Term Loan	4.50%	8/6/2021	16,476	16,509,818
CDS U.S. Intermediate Holdings, Inc. 1st Lien Initial Term Loan	5.00%	7/8/2022	11,787	11,804,209
CityCenter Holdings LLC Term Loan B	4.25%	10/16/2020	28,635	28,634,589
Diamond US Holding LLC Initial Term Loan	4.75%	12/17/2021	11,597	11,637,777
Eldorado Resorts, Inc. Initial Term Loan	4.25%	7/25/2022	9,794	9,818,485
Equinox Holdings, Inc. 1st Lien New Initial Term Loan	5.00%	1/31/2020	25,312	25,359,118
Equinox Holdings, Inc. 2nd Lien Initial Term Loan	9.75%	7/31/2020	18,000	18,329,940
Global Cash Access, Inc. Term Loan B	6.25%	12/18/2020	14,583	14,655,686
Graton Economic Development Authority Term Loan B	4.75%	9/1/2022	7,835	7,854,588
Hilton Worldwide Finance LLC Initial Term Loan	3.50%	10/26/2020	24,560	24,561,045
Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	34,781	34,652,658
Life Time Fitness, Inc. Closing Date Term Loan	4.25%	6/10/2022	22,046	21,921,991
MGM Resorts International Term Loan B	3.50%	12/20/2019	42,114	41,824,317
Mohegan Tribal Gaming Authority Term Loan A	4.327%	6/15/2018	4,799	4,745,390
Mohegan Tribal Gaming Authority Term Loan B	5.50%	11/19/2019	22,703	22,541,084
Peninsula Gaming LLC Term Loan B	4.25%	11/20/2017	12,032	12,052,513
Pinnacle Entertainment, Inc. Tranche B2 Term Loan	3.75%	8/13/2020	15,918	15,925,505
ROC Finance LLC Funded Term Loan B	5.00%	6/20/2019	8,937	8,579,071
Scientific Games International, Inc. Initial Term Loan	6.00%	10/18/2020	4,104	4,068,255
Scientific Games International, Inc. Initial Term Loan B2	6.00%	10/1/2021	27,183	26,928,556
Seminole Hard Rock Entertainment, Inc. New Term Loan B	3.50%	5/14/2020	17,605	17,362,931
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	16,951	16,943,955
Six Flags Theme Parks, Inc. Tranche B Term Loan	3.50%	6/30/2022	14,203	14,242,058
Town Sports International LLC Initial Term Loan	4.50%	11/15/2020	7,262	5,272,099
Total				508,478,551

Healthcare 10.58%

Acadia Healthcare Co., Inc. Tranche B Term Loan	4.25%	2/11/2022	9,160	9,235,923
AmSurg Corp. Initial Term Loan	3.75%	7/16/2021	6,791	6,800,529
Auris Luxembourg III S.A.R.L. Facility Term Loan B4 (Luxembourg)(b)	4.25%	1/17/2022	6,848	6,858,554
Catalent Pharma Solutions, Inc. Dollar Term Loan	4.25%	5/20/2021	14,639	14,668,584
CHG Healthcare Services, Inc. 1st Lien Term Loan	4.25%	11/19/2019	22,324	22,281,943

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Healthcare (continued)

CHS/Community Health Systems, Inc. 2018 Incremental Term Loan F	3.575%	12/31/2018	$27,237	$27,260,570
CHS/Community Health Systems, Inc. 2019 Incremental Term Loan G	3.75%	12/31/2019	46,350	46,366,918
CHS/Community Health Systems, Inc. 2019 Term Loan A	2.575%	1/25/2019	28,022	27,899,717
DaVita HealthCare Partners, Inc. Tranche B Term Loan	3.50%	6/24/2021	20,719	20,723,029
Emdeon, Inc. Term Loan B2	3.75%	11/2/2018	35,347	35,293,783
Envision Healthcare Corp. Initial Term Loan	4.00%	5/25/2018	11,260	11,269,852
Grifols Worldwide Operations Ltd. US Tranche B Term Loan	3.194%	2/27/2021	41,837	41,856,378
HCA, Inc. Tranche B4 Term Loan	3.077%	5/1/2018	36,214	36,214,508
HCA, Inc. Tranche B5 Term Loan	2.944%	3/31/2017	12,683	12,680,298
Horizon Pharma, Inc. 2015 Term Loan	4.50%	5/7/2021	6,859	6,880,434
Iasis Healthcare LLC Term Loan B2	4.50%	5/3/2018	24,102	24,171,220
IMS Health, Inc. Dollar Term Loan B	3.50%	3/17/2021	10,432	10,380,476
Jaguar Holding Co. I Initial Term Loan	4.25%	8/18/2022	19,586	19,500,311
Kindred Healthcare, Inc. New Term Loan	4.25%	4/9/2021	12,248	12,267,616
Kinetic Concepts, Inc. Dollar Term Loan E1	4.50%	5/4/2018	30,119	30,131,215
Mallinckrodt International Finance SA Incremental Term Loan B1 (Luxembourg)(b)	3.50%	3/19/2021	25,963	25,900,484
Millennium Health LLC Tranche B Term Loan	5.25%	4/16/2021	28,632	14,351,795
MPH Acquisition Holdings LLC Initial Term Loan	3.75%	3/31/2021	29,837	29,529,640
National Mentor Holdings, Inc. Tranche B Term Loan	4.25%	1/31/2021	18,993	18,916,555
NVA Holdings, Inc. 1st Lien Term Loan	4.75%	8/14/2021	5,548	5,553,436
Par Pharmaceutical Cos., Inc. Term Loan B3	4.25%	9/30/2019	7,798	7,792,464
PharMedium Healthcare Corp. 1st Lien Initial Term Loan	4.25%	1/28/2021	18,008	17,887,733
PharMedium Healthcare Corp. 2nd Lien Initial Term Loan	7.75%	1/28/2022	3,543	3,552,173
RPI Finance Trust Term Loan B4	3.50%	11/9/2020	12,410	12,424,159
Sterigenics-Nordion Holdings LLC Initial Term Loan	4.25%	5/15/2022	14,697	14,632,774
Surgical Care Affiliates, Inc. Initial Term Loan	4.25%	3/17/2022	15,511	15,511,125
Valeant Pharmaceuticals International, Inc. Series C2 Tranche B Term Loan (Canada)(b)	3.75%	12/11/2019	10,100	10,084,122
Valeant Pharmaceuticals International, Inc. Series D2 Tranche B Term Loan (Canada)(b)	3.50%	2/13/2019	4,428	4,422,529
Valeant Pharmaceuticals International, Inc. Series E1 Tranche B Term Loan (Canada)(b)	3.75%	8/5/2020	49,301	49,235,453
Valeant Pharmaceuticals International, Inc. Series F1 Tranche B Term Loan (Canada)(b)	4.00%	4/1/2022	40,816	40,878,890
Total				693,415,190

Housing 3.19%

American Builders & Contractors Supply Co., Inc. Term Loan B	3.50%	4/16/2020	13,319	13,279,501

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Housing (continued)

Atkore International, Inc. 1st Lien Initial Term Loan	4.50%	4/9/2021	$18,226	$17,496,775
Atkore International, Inc. 2nd Lien Initial Term Loan	7.75%	10/9/2021	13,148	12,178,335
CPG International, Inc. Term Loan	4.75%	9/30/2020	17,930	17,835,165
GYP Holdings III Corp. 1st Lien Term Loan	4.75%	4/1/2021	10,242	10,056,217
GYP Holdings III Corp. 2nd Lien Term Loan	7.75%	4/1/2022	7,793	7,651,987
HD Supply, Inc. Incremental Term Loan	3.75%	8/13/2021	14,687	14,622,745
Jeld-Wen, Inc. Term Loan B1	5.00%	7/1/2022	17,145	17,145,086
LBM Holdings, LLC 1st Lien Initial Term Loan	6.25%	8/20/2022	17,134	16,862,683
Nortek, Inc. Incremental Term Loan 1	3.50%	10/30/2020	19,094	18,998,660
Realogy Group LLC Extended Synthetic Commitment	0.124%	10/10/2016	2,571	2,551,478
Realogy Group LLC Initial 2014 Term Loan B	3.75%	3/5/2020	35,676	35,609,174
Starwood Property Trust, Inc. 1st Lien Term Loan	3.50%	4/17/2020	15,198	15,147,722
Summit Materials LLC Restatement Effective Date Term Loan	4.25%	7/18/2022	9,796	9,773,028
Total				209,208,556

Information Technology 8.05%

AF Borrower LLC 1st Lien Initial Term Loan	6.25%	1/28/2022	23,394	23,511,456
AF Borrower LLC 2nd Lien Initial Term Loan	10.00%	1/30/2023	10,600	10,617,702
Applied Systems, Inc. 1st Lien Initial Term Loan	4.25%	1/25/2021	11,770	11,767,198
Arris Group, Inc. Term Loan B	3.25%	4/17/2020	15,564	15,570,812
Avago Technologies Cayman Ltd. Term Loan	3.75%	5/6/2021	51,088	51,120,288
Black Knight InfoServ LLC Term Loan B	3.75%	5/27/2022	6,784	6,809,887
Blue Coat Holdings, Inc. Initial Term Loan	4.50%	5/20/2022	24,499	24,391,817
CDW LLC Term Loan	3.25%	4/29/2020	14,191	14,104,443
DealerTrack Technologies, Inc. Term Loan	3.50%	2/28/2021	24,328	24,312,350
Dell International LLC Term Loan B2	4.00%	4/29/2020	40,548	40,412,722
Dell International LLC Term Loan C	3.75%	10/29/2018	13,170	13,173,229
Eastman Kodak Co. Exit Term Loan	7.25%	9/3/2019	13,243	12,977,674
EZE Software Group LLC 1st Lien Term Loan B1	4.00%	4/6/2020	12,828	12,814,411
EZE Software Group LLC 2nd Lien New Term Loan	7.25%	4/5/2021	18,292	18,035,174
Freescale Semiconductor, Inc. Tranche B4 Term Loan	4.25%	2/28/2020	48,305	48,305,211
Freescale Semiconductor, Inc. Tranche B5 Term Loan	5.00%	1/15/2021	7,953	7,973,841
Infinity Acquisition LLC Initial Term Loan	4.00%	8/6/2021	16,187	16,106,236
Infor (US), Inc. Tranche B3 Term Loan	3.75%	6/3/2020	6,825	6,639,031
Infor (US), Inc. Tranche B5 Term Loan	3.75%	6/3/2020	12,008	11,689,490

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)

Informatica Corp. Dollar Term Loan	4.50%	8/5/2022	$24,495	$24,382,813
ION Trading Technologies S.A.R.L. Tranche B1 Dollar Term Loan (Luxembourg)(b)	4.25%	6/10/2021	12,556	12,461,797
Linxens France SA Initial Term Loan B1 (France)(b)	— (d)	7/29/2022	19,589	19,556,384
Mitchell International, Inc. Initial Term Loan	4.50%	10/13/2020	17,625	17,590,034
NXP B.V. Tranche D Term Loan (Netherlands)(b)	3.25%	1/11/2020	26,308	26,226,143
Science Applications International Corp. Incremental Tranche B Term Loan	3.75%	5/4/2022	18,178	18,225,510
SS&C European Holdings S.A.R.L. Term Loan B2	4.00%	7/8/2022	2,867	2,876,312
SS&C Technologies, Inc. Term Loan B1	4.00%	7/8/2022	17,692	17,751,694
SunGard Data Systems, Inc. Tranche E Term Loan	4.00%	3/8/2020	7,575	7,575,722
TTM Technologies, Inc. Term Loan B	6.00%	5/31/2021	10,804	10,317,820
Total				527,297,201

Manufacturing 2.05%
Alison Bidco S.A.R.L. 1st Lien Initial Dollar Term Loan B2 (Germany)(b)	5.50%	8/29/2021	6,839	6,753,205
Alison US LLC 1st Lien Initial Dollar Term Loan B1 (Germany)(b)	5.50%	8/29/2021	6,839	6,753,205
Alison US LLC 2nd Lien Initial Term Loan	9.50%	8/29/2022	5,482	4,778,468
Builders FirstSource, Inc. Initial Term Loan	6.00%	7/29/2022	14,691	14,645,091
Energizer Holdings, Inc. Term Loan	3.25%	6/30/2022	4,899	4,924,524
Faenza Acquisition GmbH Dollar Term Loan B3 (Germany)(b)	4.25%	8/30/2020	2,381	2,382,294
Faenza Acquisition GmbH Initial Dollar Term Loan B1 (Germany)(b)	4.25%	8/30/2020	7,897	7,902,113
Faenza Acquisition GmbH Initial Dollar Term Loan B2 (Germany)(b)	4.25%	8/30/2020	808	808,356
FPC Holdings, Inc. 1st Lien Initial Term Loan	5.25%	11/19/2019	23,506	22,800,626
FPC Holdings, Inc. 2nd Lien Initial Term Loan	9.25%	5/19/2020	12,805	12,420,850
Gardner Denver, Inc. Initial Dollar Term Loan	4.25%	7/30/2020	13,372	12,792,022
Hillman Group, Inc. (The) Initial Term Loan	4.50%	6/30/2021	12,041	12,011,018
Milacron LLC Term Loan	4.50%	9/28/2020	14,229	14,264,476
Plaze, Inc. Term Loan	5.25%	7/10/2022	4,897	4,897,000
Road Infrastructure Investment LLC 2nd Lien 2014 Term Loan	7.75%	9/30/2021	6,895	6,481,300
Total				134,614,548

Media/Telecommunications 11.43%

Acquisitions Cogeco Cable II LP 2013 Term Loan B	3.25%	11/30/2019	16,816	16,792,676
Affinion Group, Inc. Tranche B Term Loan	6.75%	4/30/2018	19,642	18,602,720
Altice Financing SA Term Loan (Luxembourg)(b)	5.50%	7/2/2019	12,676	12,760,837
Altice France S.A. US Term Loan B5 (France)(b)	4.00%	7/29/2022	9,794	9,770,886
Cequel Communications LLC Term Loan	3.50%	2/14/2019	23,283	23,210,431
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	29,962	29,761,821

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)

Charter Communications Operating LLC Term Loan F	3.00%	1/3/2021	$13,672	$13,562,484
Charter Communications Operating LLC Term Loan I	3.50%	1/24/2023	29,384	29,387,673
Checkout Holding Corp. 2nd Lien Initial Term Loan	7.75%	4/11/2022	5,528	3,886,184
CommScope, Inc., Tranche 5 Term Loan	3.75%	12/29/2022	24,496	24,460,358
Consolidated Communications, Inc. Initial Term Loan	4.25%	12/23/2020	16,633	16,617,434
Crown Castle Operating Co. Extended Incremental Tranche B2 Term Loan	3.00%	1/31/2021	23,519	23,470,560
CSC Holdings LLC Term Loan B	2.698%	4/17/2020	30,110	29,761,713
Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(b)	7.75%	7/29/2022	17,591	17,304,753
Delta 2 (Lux) S.A.R.L. Facility B3 Term Loan (Luxembourg)(b)	4.75%	7/30/2021	44,568	44,317,601
Fairpoint Communications, Inc. Term Loan	7.50%	2/14/2019	7,069	7,106,043
iHeart Communications, Inc. Tranche D Term Loan	6.948%	1/30/2019	41,748	36,999,367
Intelsat Jackson Holdings SA Tranche B2 Term Loan (Luxembourg)(b)	3.75%	6/30/2019	15,014	14,770,021
Level 3 Financing, Inc. Tranche B 2020 Term Loan	4.00%	1/15/2020	38,112	38,153,733
Level 3 Financing, Inc. Tranche B-III 2019 Term Loan	4.00%	8/1/2019	9,080	9,085,675
Lions Gate Entertainment Corp. 2nd Lien Term Loan (Canada)(b)	5.00%	3/17/2022	21,288	21,367,830
LTS Buyer LLC 1st Lien Term Loan B	4.00%	4/13/2020	26,670	26,600,705
MCC Iowa LLC Tranche H Term Loan	3.25%	1/29/2021	4,875	4,826,684
Mediacom Illinois LLC Tranche E Term Loan	3.16%	10/23/2017	23,162	23,125,635
Metro-Goldwyn-Mayer, Inc. 2nd Lien Term Loan	5.125%	6/26/2020	10,605	10,658,025
Newsday LLC Term Loan	3.694%	10/12/2016	13,295	13,312,070
Regal Cinemas Corp. Term Loan	3.75%	4/1/2022	19,939	19,966,416
SBA Senior Finance II LLC Incremental Tranche B1 Term Loan	3.25%	3/24/2021	11,960	11,851,184
Townsquare Media, Inc. Initial Term Loan	4.25%	4/1/2022	15,521	15,531,011
Tribune Media Co. Term Loan B	3.75%	12/28/2020	29,477	29,399,021
Univision Communications, Inc. Replacement 1st Lien Term Loan	4.00%	3/1/2020	47,799	47,556,780
Virgin Media Investment Holdings Ltd. Facility Term Loan F (United Kingdom)(b)	3.50%	6/30/2023	18,028	17,860,785
WaveDivision Holdings LLC Initial Term Loan	4.00%	10/15/2019	20,297	20,297,200
Zayo Group LLC 2021 Term Loan	3.75%	5/6/2021	35,350	35,203,620
Ziggo B.V. US B1 Facility Term Loan (Netherlands)(b)	3.50%	1/15/2022	11,884	11,746,910
Ziggo B.V. US B2 Facility Term Loan (Netherlands)(b)	3.50%	1/15/2022	7,669	7,580,514
Ziggo B.V. US B3 Facility Term Loan (Netherlands)(b)	3.50%	1/15/2022	12,593	12,448,081
Total				749,115,441

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Minerals 1.09%

American Rock Salt Co. LLC 1st Lien Closing Date Term Loan	4.75%	5/20/2021	$13,950	$13,871,479
Coeur Mining, Inc. Term Loan	9.00%	6/23/2020	6,857	6,754,145
Dynacast International LLC 1st Lien Term Loan B1	4.50%	1/28/2022	11,731	11,715,937
Dynacast International LLC 2nd Lien Initial Term Loan	9.50%	1/30/2023	9,363	9,342,314
FMG Resources Pty Ltd. Term Loan (Australia)(b)	3.75%	6/30/2019	29,609	24,032,193
Novelis, Inc. Initial Term Loan	4.00%	6/2/2022	5,635	5,579,435
Total				71,295,503

Retail 6.60%

Academy, Ltd. Initial Term Loan	5.00%	7/1/2022	34,295	34,200,003
Anntaylor Retail, Inc. Tranche B Term Loan	5.25%	8/21/2022	21,792	21,374,356
Bass Pro Group LLC 2015 New Term Loan	4.00%	6/5/2020	9,076	9,052,961
BJ’s Wholesale Club, Inc. New 2013 1st Lien Replacement Term Loan	4.50%	9/26/2019	8,939	8,922,257
Burlington Coat Factory Warehouse Corp. Term Loan B3	4.25%	8/13/2021	19,293	19,333,613
Dollar Tree, Inc. Term Loan B1	3.50%	7/6/2022	39,174	39,276,413
Gymboree Corp. (The) Term Loan	5.00%	2/23/2018	10,000	6,542,700
J.C. Penney Corp., Inc. Term Loan	6.00%	5/22/2018	19,583	19,576,929
Jo-Ann Stores, Inc. Term Loan B	4.00%	3/16/2018	16,072	15,857,536
Kate Spade & Co. Initial Term Loan	4.00%	4/9/2021	9,957	9,911,579
Lands’ End, Inc. Initial Term Loan B	4.25%	4/4/2021	18,083	17,099,945
Leslie’s Poolmart, Inc. Additional Tranche B Term Loan	4.25%	10/16/2019	19,585	19,438,027
Men’s Wearhouse, Inc. (The) Tranche B1 Term Loan	5.00%	6/18/2021	2,939	2,955,532
Michaels Stores, Inc. Term Loan B	3.75%	1/28/2020	29,870	29,832,919
National Vision, Inc. 1st Lien Initial Term Loan	4.00%	3/12/2021	19,548	19,115,806
Neiman Marcus Group, Inc. (The) Term Loan	4.25%	10/25/2020	30,902	30,624,221
Party City Holdings, Inc. Term Loan	4.25%	8/19/2022	13,545	13,555,633
PETCO Animal Supplies, Inc. New Term Loan	4.00%	11/24/2017	25,766	25,759,274
PetSmart, Inc. Tranche B1 Term Loan	4.25%	3/11/2022	51,485	51,481,608
Rue21, Inc. Term Loan B	5.625%	10/9/2020	12,498	11,441,617
Staples, Inc. Initial Term Loan	— (d)	4/23/2021	14,870	14,829,107
Toys ‘R’ US Property Co. I LLC Initial Term Loan	6.00%	8/21/2019	13,165	12,254,866
Total				432,436,902

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Service 10.48%

Acosta, Inc. Tranche B-1 Term Loan	4.25%	9/26/2021	$7,303	$7,242,980
ADS Waste Holdings, Inc. Tranche B-2 Initial Term Loan	3.75%	10/9/2019	19,000	18,873,365
Advantage Sales & Marketing, Inc. 1st Lien Initial Term Loan	4.25%	7/23/2021	12,591	12,486,582
Advantage Sales & Marketing, Inc. 2nd Lien Term Loan	7.50%	7/25/2022	8,653	8,431,861
Aramark Corp. US Term Loan F	3.25%	2/24/2021	29,116	29,072,252
Asurion LLC 2nd Lien Term Loan	8.50%	3/3/2021	11,761	11,565,258
Asurion LLC Incremental Tranche B1 Term Loan	5.00%	5/24/2019	32,304	32,142,918
Asurion LLC Incremental Tranche B2 Term Loan	4.25%	7/8/2020	14,372	14,053,222
Atlantic Aviation FBO, Inc. 2013 Term Loan	3.25%	6/1/2020	18,017	17,922,789
AVSC Holding Corp. 1st Lien Initial Term Loan	4.50%	1/24/2021	26,657	26,512,213
AVSC Holding Corp. 2nd Lien Initial Term Loan	9.25%	1/24/2022	8,000	8,093,440
Brand Energy & Infrastructure Services, Inc. Initial Term Loan	4.75%	11/26/2020	16,754	15,301,893
Brickman Group Ltd. LLC (The) 2nd Lien Initial Term Loan	7.50%	12/17/2021	8,315	8,159,542
Ceridian HCM Holding, Inc. Initial Term Loan	4.50%	9/15/2020	20,329	19,648,244
CompuCom Systems, Inc. Term Loan	4.25%	5/11/2020	10,549	9,441,619
DigitalGlobe, Inc. Term Loan	3.75%	1/31/2020	13,247	13,219,396
Evergreen Skills Lux S.A.R.L. 1st Lien Initial Term Loan (Luxembourg)(b)	5.75%	4/28/2021	9,483	9,104,077
Evergreen Skills Lux S.A.R.L. 2nd Lien Initial Term Loan (Luxembourg)(b)	9.25%	4/28/2022	3,321	2,983,354
First Data Corp. 2017 2nd New Dollar Term Loan	3.70%	3/24/2017	12,209	12,190,687
First Data Corp. 2018 2nd New Term Loan B	3.70%	9/24/2018	12,066	11,993,604
First Data Corp. 2018 New Dollar Term Loan	3.70%	3/23/2018	105,312	104,687,181
Hertz Corp. (The) Letter of Credit Term Loan	1.00%	3/11/2018	21,939	21,761,204
Hertz Corp. (The) Tranche B2 Term Loan	3.00%	3/11/2018	14,101	13,998,796
IG Investments Holdings LLC Extended Tranche B Term Loan	6.00%	10/31/2021	20,792	20,843,662
InfoGroup, Inc. Term Loan B	7.50%	5/26/2018	10,399	10,034,625
Interactive Data Corp. Term Loan	4.75%	5/2/2021	14,621	14,633,602
iQor US, Inc. 1st Lien Term Loan B	6.00%	4/1/2021	16,900	13,858,091
Kasima LLC Term Loan	3.25%	5/17/2021	36,204	36,143,397
KC MergerSub, Inc. 1st Lien Initial Term Loan	6.00%	8/12/2022	21,542	21,218,870
Landmark Aviation FBO Canada, Inc. Canadian Term Loan	4.75%	10/25/2019	378	376,126
LM U.S. Member LLC 1st Lien Initial Term Loan	4.75%	10/25/2019	9,529	9,481,143
LM U.S. Member LLC 2nd Lien Initial Term Loan	8.25%	1/25/2021	10,580	10,487,265
MH Sub I LLC 1st Lien Initial Term Loan	4.75%	7/8/2021	18,421	18,432,132
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021	10,000	9,893,750
Nord Anglia Education Finance LLC Initial Term Loan	4.50%	3/31/2021	10,717	10,663,533
PODS LLC 1st Lien Initial Term Loan	4.50%	2/2/2022	6,798	6,814,707

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Service (continued)

PODS LLC 2nd Lien Initial Term Loan	9.25%	2/2/2023		$4,950	$5,042,813
Sedgwick Claims Management Services, Inc. 2nd Lien New Term Loan	6.75%	2/28/2022		7,840	7,690,570
SRA International, Inc. Term Loan	6.50%	7/20/2018		23,170	23,256,943
US Airways, Inc. Consenting Tranche B1 Term Loan	3.50%	5/23/2019		21,632	21,546,599
WP Mustang Holdings LLC 1st Lien Term Loan	5.50%	5/29/2021		17,269	17,220,366
Total					686,524,671

Transportation 2.83%

Chassix, Inc. Initial Term Loan	12.00%	7/29/2019		4,573	4,658,692
FCA US LLC Term Loan B	3.50%	5/24/2017		41,197	41,194,196
FCA US LLC Tranche B Term Loan	3.25%	12/31/2018		49,556	49,447,607
Federal-Mogul Corp. 2014 Tranche B Term Loan	4.00%	4/15/2018		18,484	18,143,590
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan	3.75%	4/30/2019		10,366	10,411,634
Navistar Financial Corp. 2011 Term Loan	3.25%	12/2/2016		12,135	11,891,990
TI Group Automotive Systems LLC Initial Euro Term Loan(a)	4.50%	6/30/2022	EUR	5,966	6,655,017
TI Group Automotive Systems LLC Initial US Term Loan	4.50%	6/30/2022		$14,696	14,651,912
Velocity Pooling Vehicle LLC Original 1st Lien Term Loan	5.00%	5/14/2021		13,112	11,538,173
YRC Worldwide, Inc. Initial Term Loan	8.25%	2/13/2019		17,288	16,777,912
Total					185,370,723

Utility 4.10%

Astoria Energy LLC Advance Term Loan B	5.00%	12/24/2021		19,125	19,260,470
Calpine Corp. Delayed Term Loan	4.00%	10/31/2020		18,715	18,707,701
Calpine Corp. Term Loan	3.50%	5/27/2022		6,862	6,790,189
Calpine Corp. Term Loan	4.00%	10/9/2019		20,437	20,449,743
Dynegy, Inc. Tranche B2 Term Loan	4.00%	4/23/2020		16,174	16,171,927
Energy Future Intermediate Holding Co. LLC Term Loan	4.25%	6/19/2016		17,962	17,991,723
Essential Power LLC Term Loan	4.75%	8/8/2019		17,149	17,149,242
La Frontera Generation LLC Term Loan	4.50%	9/30/2020		8,675	8,425,859
Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/21/2020		26,525	25,861,875
Panda Sherman Power LLC Advance Construction Term Loan	9.00%	9/14/2018		27,730	26,620,624

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Utility (continued)

Panda Temple Power II LLC Advance Construction Term Loan	7.25%	4/3/2019		$26,619	$25,088,407
Penn Products Terminals LLC Tranche B Term Loan	4.75%	4/13/2022		8,689	8,645,796
Texas Competitive Electric Holdings Co. LLC 2016 Extended 2011 Revolving Term Loan	4.677%	10/10/2016		19,594	8,784,676
Texas Competitive Electric Holdings Co. LLC 2017 Extended Term Loan(e)	4.677%	10/10/2017		43,627	19,929,474
Texas Competitive Electric Holdings Co. LLC Non-Extending 2014 Term Loan(e)	4.677%	11/18/2015		65,095	29,036,927
Total					268,914,633
Total Floating Rate Loans (cost $5,869,670,721)					5,736,689,871

FOREIGN BONDS(a) 0.42%

Italy 0.03%

Wind Acquisition Finance SA†	4.106%#	7/15/2020	EUR	2,000	2,259,731

Netherlands 0.13%

United Group BV†	7.875%	11/15/2020	EUR	6,000	7,136,878
United Group BV†	7.875%	11/15/2020	EUR	1,070	1,272,743
Total					8,409,621

United Kingdom 0.26%

Care UK Health & Social Care plc†	5.584%#	7/15/2019	GBP	3,392	5,052,101
Premier Foods Finance plc†	5.571%#	3/16/2020	GBP	8,500	11,919,966
Total					16,972,067
Total Foreign Bonds (cost $31,790,955)					27,641,419

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.17%

Great Wolf Trust 2015-WFMZ M†	7.186%#	5/15/2032		$7,000	6,992,790
Motel 6 Trust 2015-MTL6 E†	5.279%	2/5/2030		4,000	3,924,970
Total Non-Agency Commercial Mortgage-Backed Securities (cost $10,956,158)					10,917,760
Total Long-Term Investments (cost $6,377,284,499)					6,216,556,499

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2015

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 4.10%

REPURCHASE AGREEMENT

Repurchase Agreement dated 8/31/2015, Zero Coupon due 9/1/2015 with Fixed Income Clearing Corp. collateralized by $47,000,000 of U.S. Treasury Bond at 8.50% due 2/15/2020; $129,725,000 of U.S. Treasury Note at 1.25% due 2/29/2020; $32,640,000 of U.S. Treasury Note at 1.625% due 6/30/2019 and $50,000,000 of U.S. Treasury Note at 1.625% due 7/31/2019; value: $273,933,854; proceeds: $268,560,011 (cost $268,560,011)	$268,560	$268,560,011
Total Investments in Securities 98.97% (cost $6,645,844,510)		6,485,116,510
Other Assets in Excess of Liabilities(f) 1.03%		67,744,975
Net Assets 100.00%		$6,552,861,485

AUD	Australian dollar.
EUR	euro.
GBP	British pound.
NOK	Norwegian krone.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2015.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2015.
(d)	Interest rate to be determined.
(e)	Defaulted security.
(f)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency contracts and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2015

Open Forward Foreign Currency Exchange Contracts at August 31, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Sell	Bank of America	9/29/2015	1,180,000	$908,558	$838,590	$69,968
British pound	Sell	Standard Charter Bank	10/20/2015	12,985,000	20,127,277	19,920,299	206,978
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$276,946

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Bank of America	10/20/2015	1,615,000	$2,497,355	$2,477,573	$(19,782)
euro	Sell	Morgan Stanley	11/13/2015	49,500,000	54,585,793	55,609,810	(1,024,017)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,043,799)

Open Futures Contracts at August 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2015	545	Short	$(69,249,063)	$241,737

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2015	285	Long	$34,039,688	$(127,416)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2015

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Security	$—	$2,711,100	$—	$2,711,100
Common Stock	—	—	411,603	411,603
Corporate Bonds
Metals/Minerals	—	11,416,250	5	11,416,255
Remaining Industries	—	426,768,491	—	426,768,491
Floating Rate Loans(4)
Aerospace	—	193,623,776	9,754,284	203,378,060
Chemicals	—	127,900,010	—	127,900,010
Consumer Durables	—	18,280,037	8,757,728	27,037,765
Consumer Non-Durables	—	76,369,462	—	76,369,462
Energy	—	189,779,680	—	189,779,680
Financial	—	207,804,047	—	207,804,047
Food & Drug	—	149,573,786	11,266,049	160,839,835
Food/Tobacco	—	101,961,110	—	101,961,110
Forest Products	—	174,947,983	—	174,947,983
Gaming/Leisure	—	495,878,573	12,599,978	508,478,551
Healthcare	—	693,415,190	—	693,415,190
Housing	—	206,657,078	2,551,478	209,208,556
Information Technology	—	527,297,201	—	527,297,201
Manufacturing	—	115,453,072	19,161,476	134,614,548
Media/Telecommunications	—	717,089,586	32,025,855	749,115,441
Metals/Minerals	—	55,199,044	16,096,459	71,295,503
Retail	—	429,481,370	2,955,532	432,436,902
Service	—	621,555,564	64,969,107	686,524,671
Transportation	—	168,820,041	16,550,682	185,370,723
Utility	—	182,697,931	86,216,702	268,914,633
Foreign Bonds	—	27,641,419	—	27,641,419
Non-Agency Commercial Mortgage-Backed Securities	—	10,917,760	—	10,917,760
Repurchase Agreement	—	268,560,011	—	268,560,011
Total	$—	$6,201,799,572	$283,316,938	$6,485,116,510
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$276,946	$—	$276,946
Liabilities	—	(1,043,799)	—	(1,043,799)
Futures Contracts
Assets	241,737	—	—	241,737
Liabilities	(127,416)	—	—	(127,416)
Unfunded Commitments
Assets	—	1,971	—	1,971
Liabilities	—	—	—	—
Total	$114,321	$(764,882)	$—	$(650,561)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2015

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2015.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stock	Corporate Bonds	Floating Rate Loans
Balance as of December 1, 2014	$—	$50,399	$279,665,158
Accrued discounts/premiums	—	—	744,757
Realized gain (loss)	—	(69,470)	(1,490,984)
Change in unrealized appreciation/depreciation	155,279	52,943	(2,829,000)
Purchases	—	—	165,110,119
Sales	—	(33,867)	(200,384,587)
Net transfers in or out of Level 3	256,324	—	42,089,867
Balance as of August 31, 2015	$411,603	$5	$282,905,330

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.25%

ASSET-BACKED SECURITIES 0.13%

Other

Gramercy Real Estate CDO Ltd. 2007-1A A1†	0.601	%#	8/15/2056	$3,800	$3,586,336
NorthStar Real Estate CDO VIII Ltd. 2006-8A A2†	0.549	%#	2/1/2041	2,000	1,936,500
Total Asset-Backed Securities (cost $5,006,738)					5,522,836

				Shares (000)
COMMON STOCKS 6.66%

Air Transportation 0.08%

Alaska Air Group, Inc.				43	3,199,217

Auto Parts & Equipment 0.21%

Chassix Holdings, Inc.				311	8,619,039

Banking 0.12%

Synovus Financial Corp.				65	1,990,944
Western Alliance Bancorp*				100	3,042,020
Total					5,032,964

Beverages 0.15%

Constellation Brands, Inc. Class A				24	3,038,336
Monster Beverage Corp.*				24	3,256,164
Total					6,294,500

Building & Construction 0.10%

Dycom Industries, Inc.*				59	4,205,045

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2015

Investments	Shares (000)		Fair Value
Building Materials 0.31%

Installed Building Products, Inc.*		116	$3,103,929
Stock Building Supply Holdings, Inc.*		109	2,061,829
Summit Materials, Inc. Class A*		163	3,822,830
USG Corp.*		115	3,523,203
Total			12,511,791

Consumer/Commercial/Lease Financing 0.07%

LendingTree, Inc.*		29	3,035,467

Discount Stores 0.11%

Amazon.com, Inc.*		9	4,477,530

Electric: Generation 0.08%

Longview Power LLC		324	3,221,569

Energy: Exploration & Production 0.06%

Seven Generations Energy Ltd. Class A*(a)	CAD	218	2,277,815

Food & Drug Retailers 0.28%

Blue Buffalo Pet Products, Inc.*		151	3,857,309
Casey’s General Stores, Inc.		35	3,755,913
Rite Aid Corp.*		447	3,688,204
Total			11,301,426

Food: Wholesale 0.36%

Diamond Foods, Inc.*		130	3,908,976
Hain Celestial Group, Inc. (The)*		54	3,289,483
Maple Leaf Foods, Inc.(a)	CAD	229	3,886,880
WhiteWave Foods Co. (The)*		82	3,804,473
Total			14,889,812

Gaming 0.22%

Boyd Gaming Corp.*		258	4,149,855
Isle of Capri Casinos, Inc.*		251	4,634,143
Total			8,783,998

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2015

Investments	Shares (000)		Fair Value
Health Facilities 0.17%

Acadia Healthcare Co., Inc.*		51	$3,727,159
VCA, Inc.*		59	3,242,333
Total			6,969,492

Health Services 0.15%

Diplomat Pharmacy, Inc.*		72	2,861,682
Envision Healthcare Holdings, Inc.*		83	3,399,363
Total			6,261,045

Investments & Miscellaneous Financial Services 0.03%

Penson Technologies Class A Units		4,881	1,116,000

Machinery 0.09%

Middleby Corp. (The)*		32	3,501,823

Media: Content 0.14%

Netflix, Inc.*		49	5,654,645

Medical Products 0.19%

Align Technology, Inc.*		65	3,701,074
Edwards Lifesciences Corp.*		29	4,063,965
Total			7,765,039

Metals/Mining (Excluding Steel) 0.01%

Mirabela Nickel Ltd.*(a)	AUD	8,607	411,603

Multi-Line Insurance 0.09%

Hartford Financial Services Group, Inc. (The)		75	3,466,468

Personal & Household Products 0.19%

American Woodmark Corp.*		59	3,922,318
Mohawk Industries, Inc.*		20	3,976,233
Total			7,898,551

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2015

Investments	Shares (000)	Fair Value
Pharmaceuticals 0.26%

BioMarin Pharmaceutical, Inc.*	26	$3,358,431
Bluebird Bio, Inc.*	16	2,105,966
Intercept Pharmaceuticals, Inc.*	11	2,179,773
Seres Therapeutics, Inc.*	77	3,167,655
Total		10,811,825

Real Estate Investment Trusts 0.08%

InfraREIT, Inc.	123	3,461,913

Recreation & Travel 0.08%

Six Flags Entertainment Corp.	74	3,346,488

Restaurants 0.68%

Bojangles’, Inc.*	180	3,737,752
Darden Restaurants, Inc.	29	1,972,902
Denny’s Corp.*	340	3,823,568
Domino’s Pizza, Inc.	38	4,055,701
Habit Restaurants, Inc. (The) Class A*	123	3,059,254
Shake Shack, Inc. Class A*	84	4,187,819
Starbucks Corp.	66	3,610,696
Zoe’s Kitchen, Inc.*	98	3,395,869
Total		27,843,561

Software/Services 0.77%

Akamai Technologies, Inc.*	44	3,111,469
Ellie Mae, Inc.*	43	3,119,922
Facebook, Inc. Class A*	50	4,510,939
FireEye, Inc.*	55	2,064,224
GoDaddy, Inc. Class A*	76	1,911,397
Google, Inc. Class C*	7	4,135,474
Imperva, Inc.*	67	4,015,037
Mobileye NV (Israel)*(b)	65	3,664,579
Shopify, Inc. Class A (Canada)*(b)	59	1,623,400
Splunk, Inc.*	50	3,114,550
Total		31,270,991

Specialty Retail 1.11%

Boot Barn Holdings, Inc.*	261	5,698,318

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2015

Investments	Shares (000)		Fair Value
Specialty Retail (continued)

Cracker Barrel Old Country Store, Inc.		44	$6,329,935
Home Depot, Inc. (The)		35	4,036,154
MarineMax, Inc.*		122	1,987,589
Moncler SpA(a)	EUR	227	4,099,839
Restoration Hardware Holdings, Inc.*		43	3,960,363
Skechers U.S.A., Inc. Class A*		24	3,407,738
Ted Baker plc(a)	GBP	100	4,722,044
Under Armour, Inc. Class A*		40	3,801,998
Wayfair, Inc. Class A*		99	3,682,853
Williams-Sonoma, Inc.		50	3,805,910
Total			45,532,741

Technology Hardware & Equipment 0.08%

Cavium, Inc.*		49	3,338,762

Telecommunications: Wireline Integrated & Services 0.08%

Zayo Group Holdings, Inc.*		116	3,233,136

Telecommunications: Wireless 0.09%

T-Mobile US, Inc.*		89	3,513,724

Theaters & Entertainment 0.13%

Live Nation Entertainment, Inc.*		131	3,216,037
SeaWorld Entertainment, Inc.		120	2,131,158
Total			5,347,195

Trucking & Delivery 0.09%

AMERCO		10	3,635,854
Total Common Stocks (cost $277,391,873)			272,231,029

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BONDS 1.43%

Air Transportation 0.09%

JetBlue Airways Corp.	6.75%	10/15/2039	$805	$3,700,484

Automakers 0.18%

Tesla Motors, Inc.	1.25%	3/1/2021	7,966	7,527,870

Building & Construction 0.13%

Lennar Corp.†	3.25%	11/15/2021	2,454	5,323,646

Health Services 0.11%

Incyte Corp. Ltd.	1.25%	11/15/2020	261	601,279
Molina Healthcare, Inc.	1.125%	1/15/2020	1,972	3,739,405
Total				4,340,684

Medical Products 0.17%

Hologic, Inc. (Zero Coupon after 3/1/2018)~	2.00%	3/1/2042	2,920	3,910,975
NuVasive, Inc.	2.75%	7/1/2017	2,386	3,244,960
Total				7,155,935

Pharmaceuticals 0.32%

Incyte Corp. Ltd.	0.375%	11/15/2018	1,306	2,978,496
Isis Pharmaceuticals, Inc.†	1.00%	11/15/2021	3,614	3,668,210
Regeneron Pharmaceuticals, Inc.	1.875%	10/1/2016	1,054	6,429,400
Total				13,076,106

Software/Services 0.22%

Proofpoint, Inc.†	0.75%	6/15/2020	4,904	5,041,925
ServiceNow, Inc.	Zero Coupon	11/1/2018	3,450	3,926,531
Total				8,968,456

Specialty Retail 0.11%

Restoration Hardware Holdings, Inc.†	Zero Coupon	6/15/2019	4,329	4,347,940

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Tobacco 0.10%

Vector Group Ltd.	1.75%#	4/15/2020	$3,500	$3,889,375
Total Convertible Bonds (cost $57,413,806)				58,330,496

FLOATING RATE LOANS(c) 5.79%

Aerospace/Defense 0.09%

Doncasters U.S. Finance LLC 2nd Lien Term Loan	9.50%	10/9/2020	3,681	3,671,712

Air Transportation 0.23%

Gol LuxCo S.A. Term Loan (Luxembourg)(b)	6.50%	8/31/2020	9,406	9,370,727

Auto Parts & Equipment 0.28%

Chassix, Inc. Initial Term Loan	12.00%	7/29/2019	4,351	4,432,078
Velocity Pooling Vehicle LLC Original 1st Lien Term Loan	5.00%	5/14/2021	7,735	6,806,388
Total				11,238,466

Building & Construction 0.08%

GYP Holdings III Corp. 2nd Lien Term Loan	7.75%	4/1/2022	3,155	3,097,831

Chemicals 0.03%

American Pacific Corp. Term Loan	7.00%	2/27/2019	1,026	1,030,970

Diversified Capital Goods 0.14%

Dynacast International LLC 2nd Lien Initial Term Loan	9.50%	1/30/2023	5,735	5,722,383

Electric: Generation 0.69%

Astoria Energy LLC Advance Term Loan B	5.00%	12/24/2021	4,277	4,307,227
Longview Power LLC Advance Term Loan B	7.00%	4/13/2021	4,290	4,316,813
Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/21/2020	6,450	6,288,750
Panda Sherman Power LLC Advance Construction Term Loan	9.00%	9/14/2018	7,935	7,617,636
Panda Temple Power II LLC Advance Construction Term Loan	7.25%	4/3/2019	6,141	5,787,893
Total				28,318,319

Electronics 0.20%

Linxens France SA Initial Term Loan B1 (France)(b)	— (h)	7/31/2023	8,321	8,289,796

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production 0.37%

Chief Exploration & Development LLC 2nd Lien Term Loan	7.50%	5/12/2021	$9,055	$7,900,487
Jonah Energy LLC 2nd Lien Initial Term Loan	7.50%	5/12/2021	3,211	2,697,240
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	9,085	4,497,075
Total				15,094,802

Food: Wholesale 0.11%

Candy Intermediate Holdings, Inc. Initial Term Loan	7.50%	6/18/2018	4,328	4,322,332

Gaming 0.52%

Cannery Casino Resorts LLC 2nd Lien Term Loan	10.00%	10/2/2019	11,301	10,015,511
Graton Economic Development Authority Term Loan B	4.75%	7/28/2022	6,112	6,127,280
Yonkers Racing Corp. 2nd Lien Initial Term Loan	8.75%	8/20/2020	5,190	5,064,584
Total				21,207,375

Health Services 0.12%

NVA Holdings, Inc. 2nd Lien Term Loan	8.00%	8/14/2022	4,966	4,966,000

Machinery 0.17%

Alison US LLC 2nd Lien Initial Term Loan	9.50%	8/29/2022	8,150	7,104,070

Media: Diversified 0.15%

MH Sub I LLC 2nd Lien Initial Term Loan	8.50%	7/8/2022	6,300	6,213,375

Metals/Mining (Excluding Steel) 0.11%

Coeur Mining, Inc. Term Loan	9.00%	6/9/2020	4,707	4,636,395

Packaging 0.10%

Berlin Packaging LLC 2nd Lien Initial Term Loan	7.75%	9/30/2022	4,200	4,179,000

Personal & Household Products 0.11%

Britax US Holdings, Inc. Initial Dollar Term Loan	4.50%	10/15/2020	6,186	4,639,741

Recreation & Travel 0.25%

Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(b)	7.75%	7/29/2022	5,860	5,764,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Recreation & Travel (continued)

Equinox Holdings, Inc. 2nd Lien Initial Term Loan	9.75%	7/31/2020	$4,245	$4,322,811
Total				10,087,586

Software/Services 0.35%

AF Borrower LLC 2nd Lien Initial Term Loan	10.00%	1/30/2023	8,640	8,654,429
EZE Software Group LLC 2nd Lien New Term Loan	7.25%	4/5/2021	5,610	5,530,716
Total				14,185,145

Specialty Retail 0.57%

BDF Acquisition Corp. 2nd Lien Initial Term Loan	9.00%	2/12/2022	6,300	6,174,000
Gymboree Corp. (The) Term Loan	5.00%	2/23/2018	6,524	4,268,457
Men’s Wearhouse, Inc. (The) Tranche B1 Term Loan	5.00%	6/18/2021	4,286	4,310,109
Rue21, Inc. Term Loan B	5.625%	10/9/2020	9,398	8,603,978
Total				23,356,544

Steel Producers/Products 0.10%

Atkore International, Inc. 2nd Lien Initial Term Loan	7.75%	10/9/2021	4,460	4,131,075

Support: Services 0.80%

Advantage Sales & Marketing, Inc. 2nd Lien Term Loan	7.50%	7/25/2022	4,950	4,823,775
AVSC Holding Corp. 2nd Lien Initial Term Loan	9.25%	1/24/2022	1,850	1,871,608
KC MergerSub, Inc. 2nd Lien Initial Term Loan	10.25%	8/11/2023	8,462	8,335,070
LM U.S. Member LLC 2nd Lien Initial Term Loan	8.25%	1/25/2021	4,305	4,267,331
PODS LLC 2nd Lien Initial Term Loan	9.25%	2/2/2023	4,500	4,584,375
Sterling Midco Holdings, Inc. 2nd Lien Initial Term Loan	8.75%	6/19/2023	4,422	4,444,110
WP Mustang Holdings LLC 2nd Lien Term Loan	8.50%	5/29/2022	4,230	4,134,825
Total				32,461,094

Technology Hardware & Equipment 0.12%

TTM Technologies, Inc. Term Loan B	6.00%	5/31/2021	5,140	4,908,700

Theaters & Entertainment 0.10%

CDS U.S. Intermediate Holdings, Inc. 1st Lien Initial Term Loan	5.00%	7/8/2022	4,183	4,189,107
Total Floating Rate Loans (cost $244,268,616)				236,422,545

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2015

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
FOREIGN BONDS(a) 2.38%

Germany 0.10%

CeramTec Group GmbH†	8.25%	8/15/2021		EUR	3,250	$3,957,895

Jersey 0.20%

Galaxy Finco Ltd.†	7.875%	11/15/2021		GBP	5,400	8,310,746

Luxembourg 0.34%

Bilbao Luxembourg SA PIK†	10.50%	12/1/2018		EUR	4,475	5,266,579
Boardriders SA†	8.875%	12/15/2017		EUR	4,100	3,934,159
Play Topco SA PIK†	7.75%	2/28/2020		EUR	3,975	4,562,963
Total						13,763,701

Netherlands 0.31%

Dutch Lion BV PIK†	11.25%	6/15/2020		EUR	5,221	659,167
Hema Bondco I BV†	6.25%	6/15/2019		EUR	5,525	3,874,926
United Group BV†	7.875%	11/15/2020		EUR	7,000	8,326,357
Total						12,860,450

Spain 0.16%

Banco Popular Espanol SA	11.50%	—	(d)	EUR	5,100	6,390,020

Sweden 0.03%

Dometic Group AB PIK†	9.50%	6/26/2019		EUR	961	1,108,042

United Kingdom 1.24%

Care UK Health & Social Care plc†	5.584%#	7/15/2019		GBP	3,189	4,749,749
Iron Mountain Europe plc†	6.125%	9/15/2022		GBP	2,625	4,138,835
New Look Senior Issuer plc†	8.00%	7/1/2023		GBP	4,600	6,758,706
Odeon & UCI Finco plc†	9.00%	8/1/2018		GBP	4,525	7,213,373
Old Mutual plc	8.00%	6/3/2021		GBP	3,830	6,594,505
Premier Foods Finance plc†	6.50%	3/15/2021		GBP	5,650	7,932,982
R&R Ice Cream plc†	5.50%	5/15/2020		GBP	4,950	7,767,440
Stonegate Pub Co. Financing plc†	5.75%	4/15/2019		GBP	3,700	5,755,718
Total						50,911,308
Total Foreign Bonds (cost $114,925,610)						97,302,162

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(b) 0.41%

Argentina 0.25%

City of Buenos Aires†	8.95%	2/19/2021	$4,000	$4,150,000
Republic of Argentina	8.75%	5/7/2024	6,665	6,077,093
Total				10,227,093

Belize 0.02%

Republic of Belize (6.767% after 8/20/2017)†~	5.00%	2/20/2038	788	587,896

Jamaica 0.14%

Government of Jamaica	6.75%	4/28/2028	5,800	5,800,000
Total Foreign Government Obligations (cost $17,206,801)				16,614,989

HIGH YIELD CORPORATE BONDS 79.56%

Advertising 0.26%

Affinion Investments LLC	13.50%	8/15/2018	3,424	1,575,040
Southern Graphics, Inc.†	8.375%	10/15/2020	8,875	8,941,563
Total				10,516,603

Aerospace/Defense 0.47%

Aerojet Rocketdyne Holdings, Inc.	7.125%	3/15/2021	7,750	8,195,625
CPI International, Inc.	8.75%	2/15/2018	4,933	4,994,662
Huntington Ingalls Industries, Inc.†	5.00%	12/15/2021	5,799	6,009,214
Total				19,199,501

Air Transportation 0.63%

Air Canada (Canada)†(b)	7.75%	4/15/2021	4,366	4,685,242
Air Canada (Canada)†(b)	8.75%	4/1/2020	5,275	5,809,094
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd. (Panama)†(b)	8.375%	5/10/2020	2,612	2,500,990
Gol LuxCo SA (Luxembourg)†(b)	8.875%	1/24/2022	5,650	4,152,750
Hawaiian Airlines 2013-1 Class B Pass-Through Certificates	4.95%	1/15/2022	3,608	3,486,142
United Continental Holdings, Inc.	6.00%	12/1/2020	4,975	5,205,094
Total				25,839,312

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2015

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Auto Parts & Equipment 1.69%

Affinia Group, Inc.	7.75%	5/1/2021		$5,912	$6,296,280
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022		7,435	6,097,443
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018		2,283	2,340,075
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022		10,130	10,054,025
MPG Holdco I, Inc.	7.375%	10/15/2022		9,413	9,930,715
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021		4,097	4,035,545
Omega US Sub LLC†	8.75%	7/15/2023		8,350	7,682,000
Stackpole International Intermediate/Stackpole International Powder (Luxembourg)†(b)	7.75%	10/15/2021		9,445	10,247,825
ZF North America Capital, Inc.†	4.50%	4/29/2022		5,465	5,314,713
ZF North America Capital, Inc.†	4.75%	4/29/2025		7,235	6,882,294
Total					68,880,915

Automakers 0.23%

General Motors Corp.(e)	—	—	(d)	8,500	850
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022		8,810	9,602,900
Total					9,603,750

Banking 2.58%

Banco Bilbao Vizcaya Argentaria SA (Spain)(b)	9.00%	—	(d)	7,400	7,958,700
BNP Paribas SA (France)†(b)	7.375%	—	(d)	4,337	4,446,509
CIT Group, Inc.	5.00%	8/15/2022		2,916	2,970,675
CIT Group, Inc.	5.375%	5/15/2020		6,694	7,011,965
Commerzbank AG (Germany)†(b)	8.125%	9/19/2023		7,025	8,254,375
Credit Suisse Group AG (Switzerland)†(b)	7.50%	—	(d)	6,266	6,640,005
Dresdner Funding Trust I†	8.151%	6/30/2031		5,442	6,809,302
Lloyds Bank plc (United Kingdom)†(b)	12.00%	—	(d)	6,252	8,995,065
Lloyds Banking Group plc (United Kingdom)(b)	7.50%	—	(d)	4,100	4,289,625
National Savings Bank (Sri Lanka)†(b)	5.15%	9/10/2019		4,275	4,114,688
National Savings Bank (Sri Lanka)†(b)	8.875%	9/18/2018		4,050	4,328,640
Popular, Inc.	7.00%	7/1/2019		12,390	12,033,787
Royal Bank of Scotland Group plc (United Kingdom)(b)	7.50%	—	(d)	6,100	6,130,500
Societe Generale SA (France)†(b)	6.00%	—	(d)	3,900	3,690,562
Synovus Financial Corp.	7.875%	2/15/2019		10,855	12,279,719
Trade & Development Bank of Mongolia LLC (Mongolia)†(b)	9.375%	5/19/2020		5,710	5,602,087
Washington Mutual Bank(f)	6.875%	6/15/2011		10,000	1,000
Total					105,557,204

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.53%

Central American Bottling Corp. (Guatemala)†(b)	6.75%	2/9/2022	$5,440	$5,698,400
Constellation Brands, Inc.	6.00%	5/1/2022	8,686	9,598,030
Cott Beverages, Inc.	5.375%	7/1/2022	1,750	1,723,750
Cott Beverages, Inc.	6.75%	1/1/2020	4,482	4,661,280
Total				21,681,460

Brokerage 0.46%

E*TRADE Financial Corp.	4.625%	9/15/2023	12,255	12,285,637
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	5,992	6,390,618
Total				18,676,255

Building & Construction 1.83%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	8,368	7,865,920
Brookfield Residential Properties, Inc. (Canada)†(b)	6.50%	12/15/2020	8,330	8,350,825
K. Hovnanian Enterprises, Inc.	5.00%	11/1/2021	9,454	7,137,770
Lennar Corp.	4.75%	11/15/2022	4,200	4,200,000
PulteGroup, Inc.	6.375%	5/15/2033	8,528	8,911,760
Shea Homes LP/Shea Homes Funding Corp.†	6.125%	4/1/2025	1,277	1,312,118
Toll Brothers Finance Corp.	4.375%	4/15/2023	8,075	7,974,062
Toll Brothers Finance Corp.	5.625%	1/15/2024	1,945	2,061,700
WCI Communities, Inc.	6.875%	8/15/2021	8,340	8,777,850
William Lyon Homes, Inc.	7.00%	8/15/2022	4,516	4,685,350
William Lyon Homes, Inc.	8.50%	11/15/2020	12,421	13,476,785
Total				74,754,140

Building Materials 2.17%

Associated Asphalt Partners LLC/Road Holdings III LLC/Associated Asphalt Finance†	8.50%	2/15/2018	4,452	4,340,700
Builders FirstSource, Inc.†	10.75%	8/15/2023	6,000	6,120,000
Building Materials Corp. of America†	5.375%	11/15/2024	7,639	7,677,195
CIMPOR Financial Operations BV (Netherlands)†(b)	5.75%	7/17/2024	5,310	3,995,775
CPG Merger Sub LLC†	8.00%	10/1/2021	8,020	8,200,450
Hillman Group, Inc. (The)†	6.375%	7/15/2022	8,535	8,044,237
James Hardie International Finance Ltd. (Ireland)†(b)	5.875%	2/15/2023	8,075	8,357,625
Masonite International Corp.†	5.625%	3/15/2023	4,175	4,216,750
NCI Building Systems, Inc.†	8.25%	1/15/2023	6,103	6,362,378
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	4,723	4,132,625
Ply Gem Industries, Inc.	6.50%	2/1/2022	11,529	11,374,954
Summit Materials LLC/Summit Materials Finance Corp.†	6.125%	7/15/2023	6,160	6,160,000
USG Corp.†	5.50%	3/1/2025	3,831	3,826,211
USG Corp.†	5.875%	11/1/2021	5,559	5,801,372
Total				88,610,272

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cable & Satellite Television 6.05%

Altice Financing SA (Luxembourg)†(b)	6.50%	1/15/2022	$3,375	$3,391,875
Altice Financing SA (Luxembourg)†(b)	6.625%	2/15/2023	5,975	5,960,062
Altice Finco SA (Luxembourg)†(b)	7.625%	2/15/2025	2,725	2,677,313
Altice Finco SA (Luxembourg)†(b)	8.125%	1/15/2024	3,100	3,138,750
Altice Finco SA (Luxembourg)†(b)	9.875%	12/15/2020	10,025	11,027,500
Altice Luxembourg SA (Luxembourg)†(b)	7.625%	2/15/2025	5,000	4,762,500
Altice Luxembourg SA (Luxembourg)†(b)	7.75%	5/15/2022	11,100	10,850,250
Cablevision Systems Corp.	5.875%	9/15/2022	11,770	11,328,625
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2023	2,290	2,295,725
CCO Holdings LLC/CCO Holdings Capital Corp.	5.25%	3/15/2021	10,016	10,141,200
CCO Holdings LLC/CCO Holdings Capital Corp.	6.625%	1/31/2022	5,249	5,537,695
Cogeco Cable, Inc. (Canada)†(b)	4.875%	5/1/2020	5,100	5,230,815
CSC Holdings LLC	5.25%	6/1/2024	2,699	2,511,420
DISH DBS Corp.	5.875%	7/15/2022	29,900	28,349,087
DISH DBS Corp.	5.875%	11/15/2024	7,600	6,944,500
Mediacom LLC/Mediacom Capital Corp.	7.25%	2/15/2022	4,308	4,410,315
Midcontinent Communications & Midcontinent Finance Corp.†	6.875%	8/15/2023	11,353	11,466,530
Numericable-SFR SAS (France)†(b)	6.00%	5/15/2022	19,325	19,373,312
RCN Telecom Services LLC/RCN Capital Corp.†	8.50%	8/15/2020	7,910	8,394,487
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.00%	1/15/2025	10,804	10,587,920
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.50%	1/15/2023	9,933	10,243,406
Unitymedia KabelBW GmbH (Germany)†(b)	6.125%	1/15/2025	3,899	4,006,222
UPCB Finance IV Ltd.†	5.375%	1/15/2025	10,500	10,237,500
UPCB Finance V Ltd.†	7.25%	11/15/2021	5,513	5,939,719
Virgin Media Finance plc (United Kingdom)†(b)	6.00%	10/15/2024	5,250	5,407,500
Virgin Media Secured Finance plc (United Kingdom)†(b)	5.375%	4/15/2021	9,428	9,698,541
VTR Finance BV (Netherlands)†(b)	6.875%	1/15/2024	12,910	12,748,625
Wave Holdco LLC/Wave Holdco Corp. PIK†	8.25%	7/15/2019	3,340	3,323,300
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020	12,080	12,019,600
Ziggo Bond Finance BV (Netherlands)†(b)	5.875%	1/15/2025	5,265	5,100,469
Total				247,104,763

Chemicals 0.86%

AVINTIV Specialty Materials, Inc.†	6.875%	6/1/2019	5,355	5,455,406
Celanese US Holdings LLC	5.875%	6/15/2021	4,100	4,315,250
Grupo Idesa SA de CV (Mexico)†(b)	7.875%	12/18/2020	7,225	7,532,062
Hexion, Inc.	6.625%	4/15/2020	4,235	3,970,313
Huntsman International LLC†	5.125%	11/15/2022	4,307	4,102,418
Momentive Performance Materials, Inc.	10.00%	10/15/2020	3,105	311
Platform Specialty Products Corp.†	6.50%	2/1/2022	5,762	5,608,327

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)

TPC Group, Inc.†	8.75%	12/15/2020	$4,550	$4,095,000
Total				35,079,087

Consumer/Commercial/Lease Financing 1.90%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)(b)	3.75%	5/15/2019	3,250	3,237,813
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)(b)	5.00%	10/1/2021	23,120	23,958,100
Aircastle Ltd.	5.50%	2/15/2022	8,677	9,002,387
CIT Group, Inc.	6.00%	4/1/2036	2,695	2,560,250
International Lease Finance Corp.	8.25%	12/15/2020	10,000	11,875,000
International Lease Finance Corp.	8.625%	1/15/2022	2,000	2,452,500
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.875%	8/1/2021	5,335	5,101,594
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	6,660	6,884,775
National Financial Partners Corp.†	9.00%	7/15/2021	8,705	8,563,544
OneMain Financial Holdings, Inc.†	6.75%	12/15/2019	4,005	4,195,237
Total				77,831,200

Discount Stores 0.24%

Dollar Tree, Inc.†	5.75%	3/1/2023	9,150	9,630,375

Diversified Capital Goods 0.78%

Artesyn Embedded Technologies, Inc.†	9.75%	10/15/2020	6,755	6,687,450
EnerSys†	5.00%	4/30/2023	7,139	6,924,830
General Cable Corp.	5.75%	10/1/2022	4,445	4,000,500
Griffon Corp.	5.25%	3/1/2022	4,300	4,133,375
NANA Development Corp.†	9.50%	3/15/2019	6,339	5,816,032
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019	4,197	4,207,493
Total				31,769,680

Electric: Generation 1.63%

Borger Energy Associates LP/Borger Funding Corp.†	7.26%	12/31/2022	778	793,537
Dynegy, Inc.	7.375%	11/1/2022	4,635	4,820,400
Dynegy, Inc.	7.625%	11/1/2024	7,900	8,261,820
Elwood Energy LLC	8.159%	7/5/2026	8,626	9,617,591
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†(f)	10.00%	12/1/2020	15,040	357,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation (continued)

Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†(f)	11.25%	12/1/2018	$2,850	$3,070,875
Illinois Power Generating Co.	7.00%	4/15/2018	10,249	9,326,590
Illinois Power Generating Co.	7.95%	6/1/2032	5,926	5,066,730
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	7,667	8,491,211
Red Oak Power LLC	8.54%	11/30/2019	4,880	5,221,684
Red Oak Power LLC	9.20%	11/30/2029	3,400	3,825,000
Talen Energy Supply LLC	4.60%	12/15/2021	4,524	3,930,225
TerraForm Power Operating LLC†	6.125%	6/15/2025	4,179	3,949,155
Total				66,732,018

Electric: Integrated 0.10%

AES El Salvador Trust II†	6.75%	3/28/2023	4,380	4,077,780

Electronics 0.23%

Flextronics International Ltd.	5.00%	2/15/2023	1,205	1,218,858
Sensata Technologies BV (Netherlands)†(b)	5.625%	11/1/2024	7,926	8,153,872
Total				9,372,730

Energy: Exploration & Production 6.05%

Afren plc (United Kingdom)†(b)(f)	6.625%	12/9/2020	4,925	221,625
Afren plc (United Kingdom)†(b)(f)	10.25%	4/8/2019	3,450	172,500
Afren plc (United Kingdom)†(b)(f)	11.50%	2/1/2016	4,400	198,000
Antero Resources Corp.	5.375%	11/1/2021	8,525	7,885,625
Bill Barrett Corp.	7.00%	10/15/2022	7,811	5,506,755
Bonanza Creek Energy, Inc.	6.75%	4/15/2021	14,805	11,029,725
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	4,713	4,265,265
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	3,447	3,274,650
Chesapeake Energy Corp.	5.75%	3/15/2023	8,305	6,232,986
Clayton Williams Energy, Inc.	7.75%	4/1/2019	7,354	6,214,130
Concho Resources, Inc.	5.50%	4/1/2023	9,583	9,515,057
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	8,850	8,673,000
CrownRock LP/CrownRock Finance, Inc.†	7.75%	2/15/2023	1,850	1,840,750
Diamondback Energy, Inc.	7.625%	10/1/2021	5,461	5,761,355
Eclipse Resources Corp.†	8.875%	7/15/2023	5,763	5,316,367
Energen Corp.	4.625%	9/1/2021	4,473	4,182,255
EXCO Resources, Inc.	8.50%	4/15/2022	9,804	2,818,650
Genel Energy Finance plc (United Kingdom)†(b)	7.50%	5/14/2019	5,200	4,355,000
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(b)	7.50%	2/11/2020	4,883	3,418,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

Gulfport Energy Corp.†	6.625%	5/1/2023	$2,400	$2,244,000
Gulfport Energy Corp.	7.75%	11/1/2020	9,315	9,105,412
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	7,849	6,829,415
Kosmos Energy Ltd. †	7.875%	8/1/2021	14,505	12,619,350
Legacy Reserves LP/Legacy Reserves Finance Corp.	6.625%	12/1/2021	3,967	2,796,735
Matador Resources Co.†	6.875%	4/15/2023	5,255	5,097,350
MEG Energy Corp. (Canada)†(b)	7.00%	3/31/2024	21,009	17,279,902
Memorial Resource Development Corp.	5.875%	7/1/2022	4,013	3,671,895
Newfield Exploration Co.	5.75%	1/30/2022	6,120	6,066,450
Oasis Petroleum, Inc.	6.50%	11/1/2021	5,000	4,050,000
Oasis Petroleum, Inc.	6.875%	3/15/2022	7,775	6,492,125
Paramount Resources Ltd. (Canada)†(b)	6.875%	6/30/2023	7,433	6,689,700
Parsley Energy LLC/Parsley Finance Corp.†	7.50%	2/15/2022	5,321	5,241,185
PDC Energy, Inc.	7.75%	10/15/2022	5,642	5,670,210
Range Resources Corp.†	4.875%	5/15/2025	4,781	4,320,829
Rice Energy, Inc.	6.25%	5/1/2022	7,505	6,716,975
Rice Energy, Inc.†	7.25%	5/1/2023	1,060	991,100
RSP Permian, Inc.†	6.625%	10/1/2022	8,398	8,272,030
Seven Generations Energy Ltd. (Canada)†(b)	6.75%	5/1/2023	3,165	2,927,625
Seven Generations Energy Ltd. (Canada)†(b)	8.25%	5/15/2020	21,611	21,611,000
SM Energy Co.	6.50%	11/15/2021	3,975	3,875,625
Triangle USA Petroleum Corp.†	6.75%	7/15/2022	3,993	2,415,765
Ultra Petroleum Corp.†	6.125%	10/1/2024	7,500	4,987,500
YPF SA (Argentina)†(b)	8.50%	7/28/2025	6,475	6,086,500
Total				246,940,473

Environmental 0.13%

ADS Waste Holdings, Inc.	8.25%	10/1/2020	4,990	5,189,600

Food & Drug Retailers 1.71%

Albertson’s Holdings LLC/Safeway, Inc.†	7.75%	10/15/2022	5,691	6,117,825
BI-LO LLC/BI-LO Finance Corp.†	9.25%	2/15/2019	4,075	4,166,687
BI-LO LLC/BI-LO Finance Corp. PIK†	8.625%	9/15/2018	4,286	3,964,550
Ingles Markets, Inc.	5.75%	6/15/2023	3,056	3,140,040
New Albertson’s, Inc.	7.45%	8/1/2029	6,986	6,811,350
New Albertson’s, Inc.	7.75%	6/15/2026	4,098	4,036,530

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food & Drug Retailers (continued)

Rite Aid Corp.†	6.125%	4/1/2023	$10,298	$10,606,940
Rite Aid Corp.	6.75%	6/15/2021	3,615	3,822,863
Rite Aid Corp.	7.70%	2/15/2027	10,350	12,161,250
Tops Holding II Corp.	8.75%	6/15/2018	4,739	4,715,305
Tops Holding LLC/Top Markets II Corp.†	8.00%	6/15/2022	10,285	10,285,000
Total				69,828,340

Food: Wholesale 2.84%

Bumble Bee Holdco SCA PIK (Luxembourg)†(b)	9.625%	3/15/2018	5,231	5,374,853
Diamond Foods, Inc.†	7.00%	3/15/2019	8,580	8,858,850
Hearthside Group Holdings LLC/Hearthside Finance Co.†	6.50%	5/1/2022	8,165	7,715,925
JBS Investments GmbH (Austria)†(b)	7.25%	4/3/2024	6,850	6,918,500
JBS USA LLC/JBS USA Finance, Inc.†	5.75%	6/15/2025	2,926	2,845,535
JBS USA LLC/JBS USA Finance, Inc.†	5.875%	7/15/2024	8,104	8,093,870
KeHE Distributors LLC/KeHE Finance Corp.†	7.625%	8/15/2021	8,950	9,509,375
Land O’Lakes, Inc.†	6.00%	11/15/2022	5,997	6,416,790
MHP SA (Ukraine)†(b)	8.25%	4/2/2020	4,775	4,011,000
Pilgrim’s Pride Corp.†	5.75%	3/15/2025	8,281	8,488,025
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	4.875%	5/1/2021	5,919	5,933,797
Post Holdings, Inc.†	7.75%	3/15/2024	5,965	6,173,775
Post Holdings, Inc.†	8.00%	7/15/2025	3,342	3,458,970
Southern States Cooperative, Inc.†	10.00%	8/15/2021	4,621	4,205,110
Tonon Luxembourg SA (Luxembourg)†(b)	10.50%	5/14/2024	5,075	2,639,000
WhiteWave Foods Co. (The)	5.375%	10/1/2022	24,555	25,445,119
Total				116,088,494

Forestry/Paper 0.94%

Cascades, Inc. (Canada)†(b)	5.50%	7/15/2022	2,306	2,222,407
Mercer International, Inc. (Canada)(b)	7.75%	12/1/2022	14,210	14,707,350
Millar Western Forest Products Ltd. (Canada)(b)	8.50%	4/1/2021	5,610	4,880,700
Neenah Paper, Inc.†	5.25%	5/15/2021	8,305	8,263,475
Norbord, Inc. (Canada)†(b)	6.25%	4/15/2023	4,240	4,282,400
PH Glatfelter Co.	5.375%	10/15/2020	4,030	4,100,525
Total				38,456,857

Gaming 3.89%

Boyd Gaming Corp.	6.875%	5/15/2023	7,325	7,563,063
Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	8.00%	10/1/2020	1,561	1,549,293
Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	7,013	6,548,389

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming (continued)

Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.	9.375%	5/1/2022	$14,331	$12,073,867
CCM Merger, Inc.†	9.125%	5/1/2019	3,621	3,874,470
Churchill Downs, Inc.	5.375%	12/15/2021	8,817	9,037,425
Eldorado Resorts, Inc.†	7.00%	8/1/2023	6,308	6,292,230
Greektown Holdings LLC/Greektown Mothership Corp.†	8.875%	3/15/2019	6,044	6,346,200
Isle of Capri Casinos, Inc.	5.875%	3/15/2021	3,718	3,848,130
Isle of Capri Casinos, Inc.	8.875%	6/15/2020	1,083	1,166,933
MCE Finance Ltd. (Macao)†(b)	5.00%	2/15/2021	6,795	6,251,400
MGM Resorts International	6.00%	3/15/2023	24,341	24,766,967
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	13,000	13,585,000
Penn National Gaming, Inc.	5.875%	11/1/2021	5,547	5,657,940
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	5,595	5,958,675
Scientific Games International, Inc.†	7.00%	1/1/2022	4,494	4,617,585
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	10,754	11,372,355
Station Casinos LLC	7.50%	3/1/2021	3,807	4,046,460
Studio City Finance Ltd. (Hong Kong)†(b)	8.50%	12/1/2020	4,378	4,312,330
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	8,950	8,547,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	3,500	3,250,625
Wynn Macau Ltd. (Macau)†(b)	5.25%	10/15/2021	8,920	8,228,700
Total				158,895,287

Gas Distribution 2.65%

Blue Racer Midstream LLC/Blue Racer Finance Corp.†	6.125%	11/15/2022	2,526	2,488,110
Energy Transfer Equity LP	5.50%	6/1/2027	7,463	6,977,905
Energy Transfer Equity LP	5.875%	1/15/2024	3,675	3,564,750
Genesis Energy LP/Genesis Energy Finance Corp.	5.625%	6/15/2024	2,985	2,686,500
Genesis Energy LP/Genesis Energy Finance Corp.	6.75%	8/1/2022	7,004	6,828,900
Holly Energy Partners LP/Holly Energy Finance Corp.	6.50%	3/1/2020	4,560	4,355,621
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	4,700	5,100,196
Kinder Morgan, Inc.	8.05%	10/15/2030	2,728	3,089,089
LBC Tank Terminals Holding Netherlands BV (Belgium)†(b)	6.875%	5/15/2023	4,105	4,248,675
NGPL PipeCo LLC†	9.625%	6/1/2019	4,118	3,850,330
Rockies Express Pipeline LLC†	5.625%	4/15/2020	5,534	5,367,980
Rockies Express Pipeline LLC†	6.875%	4/15/2040	4,437	4,248,427
Rockies Express Pipeline LLC†	7.50%	7/15/2038	1,268	1,309,210
Sabine Pass Liquefaction LLC†	5.625%	3/1/2025	4,820	4,678,412
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	5,400	5,305,500
Sabine Pass Liquefaction LLC	6.25%	3/15/2022	18,768	18,955,680
SemGroup Corp.	7.50%	6/15/2021	6,190	6,159,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)

Southern Star Central Corp.†	5.125%	7/15/2022	$6,122	$5,999,560
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	5.50%	10/15/2019	2,775	2,816,625
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	3,425	3,450,688
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	6.25%	10/15/2022	6,580	6,612,900
Total				108,094,108

Health Facilities 4.33%

Acadia Healthcare Co., Inc.	5.125%	7/1/2022	3,365	3,390,238
Acadia Healthcare Co., Inc.	6.125%	3/15/2021	9,892	10,262,950
Amsurg Corp.	5.625%	11/30/2020	5,075	5,227,250
Amsurg Corp.	5.625%	7/15/2022	4,360	4,466,297
CHS/Community Health Systems, Inc.	6.875%	2/1/2022	13,030	13,880,989
CHS/Community Health Systems, Inc.	7.125%	7/15/2020	380	402,800
CTR Partnership LP/CareTrust Capital Corp.	5.875%	6/1/2021	5,085	5,173,987
DaVita HealthCare Partners, Inc.	5.125%	7/15/2024	7,702	7,682,745
HCA, Inc.	5.375%	2/1/2025	5,680	5,779,400
HCA, Inc.	5.875%	3/15/2022	13,061	14,236,490
HCA, Inc.	7.50%	12/15/2023	7,278	8,187,750
HCA, Inc.	8.36%	4/15/2024	10,688	12,611,840
HealthSouth Corp.	5.75%	11/1/2024	3,804	3,866,386
HealthSouth Corp.†	5.75%	11/1/2024	4,310	4,380,684
Kindred Healthcare, Inc.	6.375%	4/15/2022	4,105	4,223,019
Kindred Healthcare, Inc.†	8.00%	1/15/2020	5,380	5,907,912
LifePoint Health, Inc.	5.50%	12/1/2021	3,114	3,252,184
MPT Operating Partnership LP/MPT Finance Corp.	6.375%	2/15/2022	6,855	7,249,162
Sabra Health Care LP/Sabra Capital Corp.	5.375%	6/1/2023	5,290	5,501,600
Sabra Health Care LP/Sabra Capital Corp.	5.50%	2/1/2021	5,650	5,918,375
Select Medical Corp.	6.375%	6/1/2021	4,225	4,309,500
Tenet Healthcare Corp.	6.00%	10/1/2020	7,450	7,990,125
Tenet Healthcare Corp.	6.75%	6/15/2023	20,417	21,131,595
Tenet Healthcare Corp.	8.125%	4/1/2022	10,615	11,782,650
Total				176,815,928

Health Services 0.83%

Air Medical Merger Sub Corp.†	6.375%	5/15/2023	6,806	6,363,610
Emdeon, Inc.†	6.00%	2/15/2021	10,015	9,889,812
Emdeon, Inc.	11.00%	12/31/2019	3,885	4,186,088
Envision Healthcare Corp.†	5.125%	7/1/2022	3,282	3,335,333

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Services (continued)

ExamWorks Group, Inc.	5.625%	4/15/2023	$5,519	$5,670,772
StoneMor Partners LP/Cornerstone Family Services of WV	7.875%	6/1/2021	4,187	4,333,545
Total				33,779,160

Hotels 0.60%

ESH Hospitality, Inc.†	5.25%	5/1/2025	4,403	4,292,925
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	5.625%	10/15/2021	8,550	8,956,125
Playa Resorts Holding BV (Netherlands)†(b)	8.00%	8/15/2020	7,000	7,140,000
RHP Hotel Properties LP/RHP Finance Corp.	5.00%	4/15/2021	3,955	3,982,685
Total				24,371,735

Insurance Brokerage 0.14%

Hockey Merger Sub 2, Inc.†	7.875%	10/1/2021	5,821	5,821,000

Life Insurance 0.55%

American Equity Investment Life Holding Co.	6.625%	7/15/2021	11,300	11,988,170
CNO Financial Group, Inc.	5.25%	5/30/2025	10,100	10,453,500
Total				22,441,670

Machinery 0.51%

ATS Automation Tooling Systems, Inc. (Canada)†(b)	6.50%	6/15/2023	7,975	8,054,750
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	7,871	8,107,130
Waterjet Holdings, Inc.†	7.625%	2/1/2020	4,534	4,613,345
Total				20,775,225

Managed Care 0.30%

Centene Corp.	4.75%	5/15/2022	6,051	6,160,644
MPH Acquisition Holdings LLC†	6.625%	4/1/2022	5,930	6,107,900
Total				12,268,544

Media: Content 2.12%

AMC Networks, Inc.	4.75%	12/15/2022	23,183	22,936,101
Belo Corp.	7.25%	9/15/2027	7,195	7,590,725
Belo Corp.	7.75%	6/1/2027	1,095	1,199,025
DreamWorks Animation SKG, Inc.†	6.875%	8/15/2020	4,402	4,159,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Content (continued)

iHeartCommunications, Inc.	9.00%	12/15/2019	$4,400	$4,158,000
iHeartCommunications, Inc.	11.25%	3/1/2021	4,265	3,923,800
LIN Television Corp.	6.375%	1/15/2021	5,261	5,346,491
Netflix, Inc.	5.375%	2/1/2021	2,425	2,515,938
Netflix, Inc.†	5.875%	2/15/2025	11,782	12,297,462
Townsquare Media, Inc.†	6.50%	4/1/2023	12,562	11,981,008
Univision Communications, Inc.†	5.125%	2/15/2025	10,636	10,343,510
Total				86,451,950

Media: Diversified 0.10%

Block Communications, Inc.†	7.25%	2/1/2020	4,145	4,186,450

Medical Products 2.04%

Alere, Inc.†	6.375%	7/1/2023	4,023	4,133,633
Alere, Inc.	6.50%	6/15/2020	4,138	4,312,168
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	12,135	13,166,475
Fresenius Medical Care US Finance, Inc.†	5.75%	2/15/2021	5,101	5,547,337
Grifols Worldwide Operations Ltd. (Ireland)(b)	5.25%	4/1/2022	4,038	4,113,713
Hill-Rom Holdings, Inc.†(g)	5.75%	9/1/2023	5,415	5,536,837
Hologic, Inc.†	5.25%	7/15/2022	4,429	4,528,652
Kinetic Concepts, Inc./KCI USA, Inc.	10.50%	11/1/2018	5,038	5,327,685
Kinetic Concepts, Inc./KCI USA, Inc.	12.50%	11/1/2019	2,775	2,990,063
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)(b)	4.75%	4/15/2023	14,273	13,595,032
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)†(b)	4.875%	4/15/2020	2,993	3,034,154
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)†(b)	5.50%	4/15/2025	2,628	2,618,145
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)†(b)	5.75%	8/1/2022	10,895	11,170,099
Sterigenics-Nordion Holdings LLC†	6.50%	5/15/2023	3,110	3,179,913
Total				83,253,906

Metals/Mining (Excluding Steel) 2.26%

Aleris International, Inc.	7.625%	2/15/2018	3,839	3,791,013
Aleris International, Inc.	7.875%	11/1/2020	3,542	3,444,595
ALROSA Finance SA (Luxembourg)†(b)	7.75%	11/3/2020	7,755	8,062,680
AuRico Gold, Inc. (Canada)†(b)	7.75%	4/1/2020	6,405	5,796,525
Coeur Mining, Inc.	7.875%	2/1/2021	5,130	3,296,025
Compass Minerals International, Inc.†	4.875%	7/15/2024	8,325	8,033,625
Emeco Pty Ltd. (Australia)†(b)	9.875%	3/15/2019	2,463	1,637,895
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	8.25%	11/1/2019	4,858	3,758,878
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	9.75%	3/1/2022	8,778	8,042,842

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) (continued)

Hecla Mining Co.	6.875%	5/1/2021	$3,290	$2,648,450
HudBay Minerals, Inc. (Canada)(b)	9.50%	10/1/2020	6,354	5,796,125
Imperial Metals Corp. (Canada)†(b)	7.00%	3/15/2019	7,153	6,898,353
Kissner Milling Co. Ltd. (Canada)†(b)	7.25%	6/1/2019	5,760	6,076,800
Lundin Mining Corp. (Canada)†(b)	7.875%	11/1/2022	8,987	8,874,662
Mirabela Nickel Ltd. (Australia)(b)	1.00%	9/10/2044	50	5
New Gold, Inc. (Canada)†(b)	6.25%	11/15/2022	4,375	3,718,750
Petra Diamonds US Treasury plc (United Kingdom)†(b)	8.25%	5/31/2020	6,585	6,585,000
Thompson Creek Metals Co., Inc.	7.375%	6/1/2018	3,804	2,301,420
Thompson Creek Metals Co., Inc.	9.75%	12/1/2017	3,881	3,570,520
Total				92,334,163

Oil Field Equipment & Services 0.42%

Basic Energy Services, Inc.	7.75%	10/15/2022	7,513	4,695,625
FTS International, Inc.†	7.783%#	6/15/2020	6,199	4,683,865
Gulfmark Offshore, Inc.	6.375%	3/15/2022	5,262	3,393,990
Pioneer Energy Services Corp.	6.125%	3/15/2022	7,416	4,264,200
Total				17,037,680

Oil Refining & Marketing 0.76%

Citgo Holding, Inc.†	10.75%	2/15/2020	11,234	11,149,745
CVR Refining LLC/Coffeyville Finance, Inc.	6.50%	11/1/2022	8,561	8,430,873
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%	11/15/2020	11,464	11,635,960
Total				31,216,578

Packaging 1.86%

Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)†(b)	6.00%	6/30/2021	5,700	5,684,610
BWAY Holding Co.†	9.125%	8/15/2021	4,299	4,384,980
Coveris Holdings SA (Luxembourg)†(b)	7.875%	11/1/2019	10,150	9,896,250
Graphic Packaging International, Inc.	4.75%	4/15/2021	6,975	7,097,062
Graphic Packaging International, Inc.	4.875%	11/15/2022	3,938	3,967,535
Pactiv LLC	7.95%	12/15/2025	5,375	5,213,750
PaperWorks Industries, Inc.†	9.50%	8/15/2019	10,357	10,191,288
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	5,290	5,468,537
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.25%	2/15/2021	10,800	11,164,500
Sealed Air Corp.†	4.875%	12/1/2022	4,474	4,490,778
Sealed Air Corp.†	5.125%	12/1/2024	3,424	3,481,763

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Packaging (continued)

Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.†	6.375%	5/1/2022	$5,168	$5,012,960
Total				76,054,013

Personal & Household Products 0.97%

American Greetings Corp.	7.375%	12/1/2021	4,620	4,879,875
Brunswick Corp.†	4.625%	5/15/2021	5,585	5,626,888
Century Intermediate Holding Co. 2 PIK†	9.75%	2/15/2019	7,325	7,627,156
Elizabeth Arden, Inc.	7.375%	3/15/2021	6,909	4,387,215
FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020	8,520	6,581,700
Serta Simmons Bedding LLC†	8.125%	10/1/2020	4,248	4,518,810
Springs Industries, Inc.	6.25%	6/1/2021	5,895	5,880,262
Total				39,501,906

Pharmaceuticals 1.79%

AMAG Pharmaceuticals, Inc.†	7.875%	9/1/2023	8,349	8,589,034
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	9,949	9,884,331
Quintiles Transnational Corp.†	4.875%	5/15/2023	2,850	2,914,125
Valeant Pharmaceuticals International, Inc.†	5.375%	3/15/2020	2,959	3,018,180
Valeant Pharmaceuticals International, Inc.†	5.50%	3/1/2023	3,438	3,493,868
Valeant Pharmaceuticals International, Inc.†	5.875%	5/15/2023	19,485	19,923,412
Valeant Pharmaceuticals International, Inc.†	6.125%	4/15/2025	7,782	8,034,915
Valeant Pharmaceuticals International, Inc.†	6.375%	10/15/2020	12,563	13,128,335
Valeant Pharmaceuticals International, Inc.†	7.50%	7/15/2021	3,791	4,080,064
Total				73,066,264

Printing & Publishing 0.22%

RR Donnelley & Sons Co.	7.00%	2/15/2022	2,975	2,926,656
RR Donnelley & Sons Co.	7.875%	3/15/2021	5,760	6,069,600
Total				8,996,256

Rail 0.50%

Florida East Coast Holdings Corp.†	6.75%	5/1/2019	9,936	10,035,360
Florida East Coast Holdings Corp.†	9.75%	5/1/2020	5,085	4,601,925
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	5,575	5,702,668
Total				20,339,953

Real Estate Investment Trusts 0.35%

China South City Holdings Ltd. (Hong Kong)(b)	13.50%	10/17/2017	4,212	4,475,208
Qualitytech LP/QTS Finance Corp.	5.875%	8/1/2022	5,777	5,856,434
Vingroup JSC (Vietnam)†(b)	11.625%	5/7/2018	3,875	4,121,547
Total				14,453,189

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Recreation & Travel 1.16%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.25%	3/15/2021	$6,184	$6,323,140
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.375%	6/1/2024	6,711	6,845,220
NCL Corp. Ltd.†	5.25%	11/15/2019	5,044	5,244,196
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	6,437	6,384,700
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	6,800	7,922,000
Viking Cruises Ltd.†	6.25%	5/15/2025	3,750	3,712,500
Viking Cruises Ltd.†	8.50%	10/15/2022	10,039	11,093,095
Total				47,524,851

Restaurants 0.74%

Carrols Restaurant Group, Inc.	8.00%	5/1/2022	7,361	7,784,258
CEC Entertainment, Inc.	8.00%	2/15/2022	6,010	6,040,050
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	7,855	7,894,275
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	5,830	5,815,425
Wendy’s International LLC	7.00%	12/15/2025	2,424	2,581,560
Total				30,115,568

Software/Services 3.10%

Alliance Data Systems Corp.†	5.375%	8/1/2022	11,568	11,452,320
Alliance Data Systems Corp.†	6.375%	4/1/2020	8,280	8,559,450
Aspect Software, Inc.	10.625%	5/15/2017	3,663	3,250,913
Audatex North America, Inc.†	6.125%	11/1/2023	6,792	6,757,293
Blue Coat Holdings, Inc.†	8.375%	6/1/2023	4,439	4,470,073
Ceridian HCM Holding, Inc.†	11.00%	3/15/2021	3,991	3,956,079
First Data Corp.	11.25%	1/15/2021	14,319	15,858,292
First Data Corp.	11.75%	8/15/2021	6,459	7,292,211
First Data Corp.	12.625%	1/15/2021	1,904	2,191,980
Infinity Acquisition LLC/Infinity Acquisition Finance Corp.†	7.25%	8/1/2022	10,356	9,527,520
Infor US, Inc.†	5.75%	8/15/2020	4,174	4,194,870
Infor US, Inc.†	6.50%	5/15/2022	10,766	10,120,040
Italics Merger Sub, Inc.†	7.125%	7/15/2023	9,761	9,466,120
MSCI, Inc.†	5.25%	11/15/2024	5,992	6,111,840
MSCI, Inc.†	5.75%	8/15/2025	6,678	6,828,255
SRA International, Inc.	11.00%	10/1/2019	9,522	9,926,685
VeriSign, Inc.	4.625%	5/1/2023	3,676	3,602,480
VeriSign, Inc.	5.25%	4/1/2025	3,120	3,151,200
Total				126,717,621

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail 2.89%

Argos Merger Sub, Inc.†	7.125%	3/15/2023	$10,602	$11,132,100
Asbury Automotive Group, Inc.	6.00%	12/15/2024	11,382	11,922,645
Caleres, Inc.†	6.25%	8/15/2023	8,040	8,160,600
Claire’s Stores, Inc.†	9.00%	3/15/2019	5,773	4,921,483
CST Brands, Inc.	5.00%	5/1/2023	8,059	8,028,779
DBP Holding Corp.†	7.75%	10/15/2020	5,604	3,740,670
Dufry Finance SCA (Luxembourg)†(b)	5.50%	10/15/2020	5,125	5,346,805
First Cash Financial Services, Inc.	6.75%	4/1/2021	3,976	4,115,160
Hot Topic, Inc.†	9.25%	6/15/2021	12,360	12,545,400
Jo-Ann Stores LLC†	8.125%	3/15/2019	713	667,546
Men’s Wearhouse, Inc. (The)	7.00%	7/1/2022	3,822	4,051,320
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	12,350	13,091,000
Rent-A-Center, Inc.	6.625%	11/15/2020	5,719	5,633,215
Sally Holdings LLC/Sally Capital, Inc.	5.75%	6/1/2022	5,304	5,529,420
Vista Outdoor, Inc.†	5.875%	10/1/2023	10,017	10,242,382
William Carter Co. (The)	5.25%	8/15/2021	8,528	8,847,800
Total				117,976,325

Steel Producers/Products 0.61%

AK Steel Corp.	8.375%	4/1/2022	4,914	3,095,820
Allegheny Technologies, Inc.	6.625%	8/15/2023	4,123	3,659,163
Steel Dynamics, Inc.	5.125%	10/1/2021	6,290	6,198,795
Steel Dynamics, Inc.	5.50%	10/1/2024	6,318	6,152,152
United States Steel Corp.	7.375%	4/1/2020	6,340	5,800,466
Total				24,906,396

Support: Services 1.53%

ADT Corp. (The)	3.50%	7/15/2022	4,145	3,731,744
ADT Corp. (The)	4.125%	6/15/2023	5,858	5,404,005
APX Group, Inc.	6.375%	12/1/2019	4,208	4,102,800
CEB, Inc.†	5.625%	6/15/2023	8,085	8,105,212
Compiler Finance Sub, Inc.†	7.00%	5/1/2021	8,168	5,595,080
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	10,332	7,309,890
Light Tower Rentals, Inc.†	8.125%	8/1/2019	5,064	3,418,200
Modular Space Corp.†	10.25%	1/31/2019	4,593	3,375,855
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	8,037	8,016,907
Sotheby’s†	5.25%	10/1/2022	8,710	8,318,050
Vander Intermediate Holding II Corp. PIK†	9.75%	2/1/2019	6,025	5,286,938
Total				62,664,681

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology Hardware & Equipment 0.78%

CDW LLC/CDW Finance Corp.	5.00%	9/1/2023	$5,680	$5,623,200
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	4,076	4,045,430
CDW LLC/CDW Finance Corp.	6.00%	8/15/2022	2,256	2,374,440
CommScope Technologies Finance LLC†	6.00%	6/15/2025	9,979	9,729,525
Dell, Inc.	7.10%	4/15/2028	3,685	3,703,425
Denali Borrower LLC/Denali Finance Corp.†	5.625%	10/15/2020	6,040	6,206,100
Total				31,682,120

Telecommunications: Wireline Integrated & Services 2.44%

Cogent Communications Group, Inc.†	5.375%	3/1/2022	7,592	7,383,220
Columbus International, Inc. (Barbados)†(b)	7.375%	3/30/2021	6,450	6,812,813
Consolidated Communications, Inc.†	6.50%	10/1/2022	4,919	4,574,670
DigitalGlobe, Inc.†	5.25%	2/1/2021	4,375	4,221,875
Equinix, Inc.	4.875%	4/1/2020	7,090	7,284,975
Equinix, Inc.	5.375%	4/1/2023	4,260	4,291,950
FairPoint Communications, Inc.†	8.75%	8/15/2019	4,345	4,578,544
Frontier Communications Corp.	6.875%	1/15/2025	13,151	11,178,350
Frontier Communications Corp.	9.25%	7/1/2021	8,925	9,203,906
GCI, Inc.	6.875%	4/15/2025	9,869	10,189,742
Sable International Finance Ltd.†	6.875%	8/1/2022	5,465	5,546,975
Telecom Italia SpA (Italy)†(b)	5.303%	5/30/2024	11,560	11,690,050
Zayo Group LLC/Zayo Capital, Inc.†	6.00%	4/1/2023	12,680	12,695,216
Total				99,652,286

Telecommunications: Satellite 0.81%

Hughes Satellite Systems Corp.	6.50%	6/15/2019	4,914	5,374,688
Inmarsat Finance plc (United Kingdom)†(b)	4.875%	5/15/2022	9,600	9,354,240
Intelsat Jackson Holdings SA (Luxembourg)(b)	6.625%	12/15/2022	12,235	10,766,800
Intelsat Luxembourg SA (Luxembourg)(b)	6.75%	6/1/2018	2,808	2,593,890
Intelsat Luxembourg SA (Luxembourg)(b)	7.75%	6/1/2021	6,762	5,091,786
Total				33,181,404

Telecommunications: Wireless 2.49%

Comcel Trust via Comunicaciones Celulares SA†	6.875%	2/6/2024	12,730	13,111,900
Digicel Group Ltd. (Jamaica)†(b)	7.125%	4/1/2022	7,435	6,514,919
Digicel Ltd. (Jamaica)†(b)	6.75%	3/1/2023	5,710	5,253,200
SBA Communications Corp.	4.875%	7/15/2022	8,300	8,258,500
T-Mobile USA, Inc.	6.50%	1/15/2024	2,202	2,268,060
T-Mobile USA, Inc.	6.731%	4/28/2022	14,805	15,582,262

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications: Wireless (continued)

T-Mobile USA, Inc.	6.836%	4/28/2023		$25,686	$26,970,300
Wind Acquisition Finance SA (Italy)†(b)	4.75%	7/15/2020		4,750	4,797,500
Wind Acquisition Finance SA (Italy)†(b)	7.375%	4/23/2021		18,625	19,090,625
Total					101,847,266

Theaters & Entertainment 0.41%

Activision Blizzard, Inc.†	5.625%	9/15/2021		10,185	10,732,444
Carmike Cinemas, Inc.†	6.00%	6/15/2023		5,723	5,866,075
Total					16,598,519

Transportation: Infrastructure/Services 0.95%

Dynagas LNG Partners LP/Dynagas Finance, Inc. (Greece)(b)	6.25%	10/30/2019		9,492	8,115,660
GasLog Ltd.†(a)	6.80%#	6/27/2018	NOK	29,000	3,593,317
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(b)	5.875%	8/12/2020		$2,830	2,964,199
Overseas Shipholding Group, Inc.	8.125%	3/30/2018		4,186	4,301,115
Ultrapetrol Bahamas Ltd. (Bahamas)(b)	8.875%	6/15/2021		6,354	4,987,890
XPO Logistics, Inc.†	6.50%	6/15/2022		4,853	4,792,337
XPO Logistics, Inc.†	7.875%	9/1/2019		9,525	10,132,219
Total					38,886,737

Trucking & Delivery 0.15%

DH Services Luxembourg Sarl (Luxembourg)†(b)	7.75%	12/15/2020		5,990	6,139,750
Total High Yield Corporate Bonds (cost $3,358,589,736)					3,249,469,298

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.89%

Citigroup Commercial Mortgage Trust 2015-101A F†	4.779%#	1/14/2043		19,000	13,826,817
Citigroup Commercial Mortgage Trust 2015-101A G†	4.779%#	1/14/2043		4,000	2,779,140
Great Wolf Trust 2015-WFMZ M†	7.186%#	5/15/2032		6,500	6,493,304
JPMorgan Chase Commercial Mortgage Securities Trust 2015-CSMO E†	4.138%#	1/15/2032		5,250	5,220,212
Merrill Lynch Mortgage Trust 2006-C1 F†	5.865%#	5/12/2039		10,500	1,653,750
Morgan Stanley Capital I Trust 2005-IQ9 G†	5.51%	7/15/2056		2,000	2,073,128
Motel 6 Trust 2015-MTL6 F†	5.00%	2/5/2030		4,250	4,120,624
Total Non-Agency Commercial Mortgage-Backed Securities (cost $36,165,180)					36,166,975
Total Long-Term Investments (cost $4,110,968,360)					3,972,060,330

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 1.17%

CONVERTIBLE BONDS 0.18%

Health Services 0.08%

Illumina, Inc.	0.25%	3/15/2016	$1,475	$3,485,617

Software/Services 0.10%

Electronic Arts, Inc.	0.75%	7/15/2016	1,956	4,063,590
Total Convertible Bonds (cost $8,035,118)				7,549,207

REPURCHASE AGREEMENT 0.99%

Repurchase Agreement dated 8/31/2015, Zero Coupon due 9/1/2015 with Fixed Income Clearing Corp. collateralized by $41,025,000 of U.S. Treasury Note at 0.625% due 12/31/2016; value: $41,112,794; proceeds: $40,305,576 (cost $40,305,576)			40,306	40,305,576
Total Short-Term Investments (cost $48,340,694)				47,854,783
Total Investments in Securities 98.42% (cost $4,159,309,054)				4,019,915,113
Cash, Foreign Cash and Other Assets in Excess of Liabilities(i) 1.58%				64,389,058
Net Assets 100.00%				$4,084,304,171

AUD	Australian dollar.
CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
NOK	Norwegian krone.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2015.
*	Non-income producing security.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2015.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Stub Rights issued in connection with a plan of reorganization.
(f)	Defaulted security.
(g)	Securities purchased on a when-issued basis (See Note 2(f)).
(h)	Interest rate to be determined.
(i)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2015

Credit Default Swaps - Sell Protection at August 31, 2015(1):

Referenced Issuer	Fund Receives	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation	Credit Default Swap Agreements Receivable at Fair Value(4)
New Albertson’s, Inc.(5)	5.00%	3/20/2019	$3,000,000	$3,300,583	$74,198	$374,781	$300,583

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(m)).
(4)	Includes upfront payments received.
(5)	Swap Counterparty: Citibank.

Open Forward Foreign Currency Exchange Contracts at August 31, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Sell	Bank of America	9/29/2015	1,180,000	$908,558	$838,590	$69,968
British pound	Sell	J.P. Morgan	10/20/2015	166,000	260,611	254,661	5,950
British pound	Sell	Morgan Stanley	10/20/2015	793,000	1,222,800	1,216,542	6,258
British pound	Sell	Morgan Stanley	10/20/2015	475,000	740,235	728,698	11,537
British pound	Sell	Standard Charter Bank	10/20/2015	43,004,000	67,042,677	65,972,471	1,070,206
Canadian dollar	Sell	Morgan Stanley	11/19/2015	7,920,000	6,051,427	6,018,884	32,543
euro	Sell	J.P. Morgan	9/11/2015	300,000	338,709	336,688	2,021
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,198,483

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Bank of America	10/20/2015	1,518,000	$2,347,359	$2,328,765	$(18,594)
British pound	Buy	Morgan Stanley	10/20/2015	250,000	389,545	383,525	(6,020)
euro	Buy	UBS AG	9/11/2015	300,000	339,817	336,688	(3,129)
euro	Buy	UBS AG	11/13/2015	676,000	766,470	759,439	(7,031)
euro	Sell	Standard Charter Bank	11/13/2015	39,130,000	43,164,037	43,959,836	(795,799)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(830,573)

Open Futures Contracts at August 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2015	867	Long	$103,552,313	$(387,612)
U.S. 10-Year Treasury Note	December 2015	494	Long	62,768,875	(147,526)
U.S. Long Bond	December 2015	130	Long	20,101,250	(211,479)
Totals				$186,422,438	$(746,617)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2015

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type (2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$5,522,836	$—	$5,522,836
Common Stocks
Auto Parts & Equipment	—	8,619,039	—	8,619,039
Electric: Generation	—	3,221,569	—	3,221,569
Investments & Miscellaneous Financial Services	—	—	1,116,000	1,116,000
Metals/Mining (Excluding Steel)	—	—	411,603	411,603
Specialty Retail	41,432,902	4,099,839	—	45,532,741
Remaining Industries	213,330,077	—	—	213,330,077
Convertible Bonds	—	65,879,703	—	65,879,703
Floating Rate Loans(4)
Aerospace/Defense	—	3,671,712	—	3,671,712
Air Transportation	—	—	9,370,727	9,370,727
Auto Parts & Equipment	—	6,806,388	4,432,078	11,238,466
Building & Construction	—	3,097,831	—	3,097,831
Chemicals	—	1,030,970	—	1,030,970
Diversified Capital Goods	—	—	5,722,383	5,722,383
Electric: Generation	—	8,624,040	19,694,279	28,318,319
Electronics	—	8,289,796	—	8,289,796
Energy: Exploration & Production	—	15,094,802	—	15,094,802
Food: Wholesale	—	4,322,332	—	4,322,332
Gaming	—	15,080,095	6,127,280	21,207,375
Health Services	—	4,966,000	—	4,966,000
Machinery	—	7,104,070	—	7,104,070
Media: Diversified	—	6,213,375	—	6,213,375
Metals/Mining (Excluding Steel)	—	—	4,636,395	4,636,395
Packaging	—	4,179,000	—	4,179,000
Personal & Household Products	—	—	4,639,741	4,639,741
Recreation & Travel	—	10,087,586	—	10,087,586
Software/Services	—	14,185,145	—	14,185,145
Specialty Retail	—	19,046,435	4,310,109	23,356,544
Steel Producers/Products	—	4,131,075	—	4,131,075
Support: Services	—	13,225,931	19,235,163	32,461,094
Technology Hardware & Equipment	—	4,908,700	—	4,908,700
Theaters & Entertainment	—	4,189,107	—	4,189,107
Foreign Bonds	—	97,302,162	—	97,302,162
Foreign Government Obligations	—	16,614,989	—	16,614,989
High Yield Corporate Bonds
Automakers	—	9,602,900	850	9,603,750
Banking	—	105,556,204	1,000	105,557,204
Chemicals	—	35,078,776	311	35,079,087
Metals/Mining (Excluding Steel)	—	92,334,158	5	92,334,163
Remaining Industries	—	3,006,895,094	—	3,006,895,094
Non-Agency Commercial Mortgage-Backed Securities	—	36,166,975	—	36,166,975
Repurchase Agreement	—	40,305,576	—	40,305,576
Total	$254,762,979	$3,685,454,210	$79,697,924	$4,019,915,113

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2015

Investment Type (2)(3)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Credit Default Swap
Assets	$—	$300,583	$—	$300,583
Liabilities	—	—	—	—
Forward Foreign Currency Exchange Contracts
Assets	—	1,198,483	—	1,198,483
Liabilities	—	(830,573)	—	(830,573)
Futures Contracts
Assets	—	—	—	—
Liabilities	(746,617)	—	—	(746,617)
Total	$(746,617)	$668,493	$—	$(78,124)

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2015.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks	Floating Rate Loans	High Yield Corporate Bonds
Balance as of December 1, 2014	$1,116,000	$47,317,370	$52,181
Accrued discounts/premiums	—	161,199	—
Realized gain (loss)	—	42,070	(61,306)
Change in unrealized appreciation/depreciation	155,279	(676,649)	17,775
Purchases	—	74,750,622	—
Sales	—	(45,715,489)	(99,634)
Net transfers in or out of Level 3	256,324	2,289,032	93,150
Balance as of August 31, 2015	$1,527,603	$78,168,155	$2,166

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 100.57%

ASSET-BACKED SECURITIES 15.42%

Automobiles 6.65%

AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	$2,135	$2,134,127
Avis Budget Rental Car Funding AESOP LLC 2010-5A A†	3.15%	3/20/2017	10,950	11,027,093
Avis Budget Rental Car Funding AESOP LLC 2011-3A A†	3.41%	11/20/2017	1,800	1,842,842
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	1,804	1,851,729
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	5,428	5,549,359
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	1,759	1,805,274
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	2,412	2,427,244
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	1,287	1,291,122
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	3,527	3,530,425
BMW Vehicle Lease Trust 2015-1 A3	1.24%	12/20/2017	7,055	7,074,426
California Republic Auto Receivables Trust 2014-1 A3	0.85%	5/15/2018	1,204	1,204,354
California Republic Auto Receivables Trust 2015-1 A2	0.88%	12/15/2017	3,401	3,400,259
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	11,090	11,114,398
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	5,359	5,373,970
Capital Auto Receivables Asset Trust 2014-3 B†	2.35%	7/22/2019	5,506	5,562,164
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	7,427	7,509,893
Capital Auto Receivables Asset Trust 2015-2 A1A	0.99%	10/20/2017	6,888	6,875,657
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	2,888	2,876,574
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	1,158	1,159,256
CarMax Auto Owner Trust 2013-4 A3	0.80%	7/16/2018	1,705	1,703,394
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	1,918	1,917,235
CarMax Auto Owner Trust 2015-2 A4	1.80%	3/15/2021	3,711	3,712,813
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%	4/16/2018	637	637,600
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	5,525	5,531,586
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	2,230	2,229,868
Ford Credit Auto Owner Trust 2012-D A3	0.51%	4/15/2017	1,066	1,065,332
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	6,940	6,948,841
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%	12/15/2022	1,769	1,773,090
Honda Auto Receivables Owner Trust 2013-1 A3	0.48%	11/21/2016	611	610,602
Honda Auto Receivables Owner Trust 2013-2 A3	0.53%	2/16/2017	1,397	1,396,571

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	$3,529	$3,526,927
Hyundai Auto Lease Securitization Trust 2014-A A2†	0.52%	7/15/2016	25	24,750
Hyundai Auto Receivables Trust 2013-A A3	0.56%	7/17/2017	602	602,285
Mercedes-Benz Auto Lease Trust 2013-B A3	0.62%	7/15/2016	789	789,235
Nissan Auto Receivables Owner Trust 2013-A A3	0.50%	5/15/2017	579	579,179
Porsche Innovative Lease Owner Trust 2013-1 A3†	0.70%	8/22/2016	891	891,475
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%	11/20/2017	2,585	2,588,077
Santander Drive Auto Receivables Trust 2013-4 A3	1.11%	12/15/2017	489	488,649
Santander Drive Auto Receivables Trust 2014-1 A2A	0.66%	6/15/2017	24	24,173
SunTrust Auto Receivables Trust 2015-1A A2†	0.99%	6/15/2018	10,396	10,373,617
SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	4,196	4,191,070
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%	9/15/2017	953	954,351
Total				136,170,886

Credit Cards 2.47%

Capital One Multi-Asset Execution Trust 2014-A2	1.26%	1/15/2020	2,699	2,708,120
Chase Issuance Trust 2006-A2	5.16%	4/16/2018	5,299	5,406,975
Chase Issuance Trust 2014-A6	1.26%	7/15/2019	7,465	7,483,159
Citibank Credit Card Issuance Trust 2006-A3	5.30%	3/15/2018	4,330	4,435,739
Citibank Credit Card Issuance Trust 2013-A6	1.32%	9/7/2018	6,992	7,005,767
Synchrony Credit Card Master Note Trust 2011-2 A	0.678%#	5/15/2019	5,900	5,903,142
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%	8/17/2020	5,200	5,181,545
World Financial Network Credit Card Master Trust 2013-B A	0.91%	3/16/2020	12,429	12,434,574
Total				50,559,021

Other 6.30%

Apollo Credit Funding IV Ltd. 4A A1†	1.725%#	4/15/2027	3,000	2,995,455
Avenue CLO VI Ltd. 2007-6A A2†	0.624%#	7/17/2019	3,000	2,978,382
Avery Point IV CLO Ltd. 2014-1A A†	1.797%#	4/25/2026	5,000	5,009,388
BlueMountain CLO Ltd. 2014-3A A1†	1.755%#	10/15/2026	3,000	3,001,158
Carlyle Global Market Strategies 2015-2A A1†	1.744%#	4/27/2027	3,000	2,999,913
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	1.425%#	4/18/2025	2,500	2,481,319
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1†	1.775%#	10/15/2026	2,000	2,002,512
Cent CLO Ltd. 2013-18A A†	1.397%#	7/23/2025	2,500	2,477,899
Cent CLO Ltd. 2013-19A A1A†	1.624%#	10/29/2025	2,600	2,577,120
CIFC Funding I Ltd. 2013-1A A1†	1.426%#	4/16/2025	4,755	4,720,114
CIFC Funding II Ltd. 2014-2A A1L†	1.809%#	5/24/2026	4,250	4,251,961
CNH Equipment Trust 2015-B A4	1.89%	4/15/2022	2,230	2,228,854
Engs Commercial Finance Trust 2015-1A A2†	2.31%	10/22/2021	5,500	5,498,900
Fortress Credit BSL II Ltd. 2013-2A A1F†	1.775%#	10/19/2025	4,500	4,514,085

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

Galaxy XVIII CLO Ltd. 2014-18A A†	1.745	%#	10/15/2026		$4,750	$4,723,503
Gleneagles CLO Ltd. 2005-1A B†	0.85	%#	11/1/2017		3,643	3,630,539
Goldentree Loan Opportunities VI Ltd. 2012-6A A†	1.589	%#	4/17/2022		1,492	1,492,599
HLSS Servicer Advance Receivables Trust 2012-T2 A2†	1.99%		10/15/2045		9,195	9,186,154
JFIN Revolver CLO Ltd. 2014-2A A2†	1.576	%#	2/20/2022		4,000	3,980,058
JFIN Revolver CLO Ltd. 2015-4A A†	1.424	%#	4/22/2020		2,000	1,990,244
Leaf Receivables Funding 10 LLC 2015-1 A4†	2.03%		8/17/2020		3,275	3,276,366
Madison Park Funding IX Ltd. 2012-9AR B1R†	2.191	%#	8/15/2022		4,550	4,518,774
NextGear Floorplan Master Owner Trust 2015-1A A†	1.80%		7/15/2019		4,428	4,439,342
Oaktree CLO Ltd. 2014-2A A1A†	1.805	%#	10/20/2026		3,500	3,488,370
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.795	%#	4/15/2026		3,175	3,181,035
OHA Loan Funding Ltd. 2015-1A A†	1.773	%#	2/15/2027		6,000	6,000,106
OZLM Funding Ltd. 2012-1A A2R†	2.639	%#	7/22/2027		3,500	3,520,782
OZLM VII Ltd. 2014-7A A1B†	1.764	%#	7/17/2026		3,500	3,502,869
Recette CLO LLC 2015-1A B1†(a)	2.421	%#	10/20/2027		1,050	1,043,280
Shackleton CLO Ltd. 2014-5A A†	1.811	%#	5/7/2026		3,200	3,203,731
SLM Private Education Loan Trust 2011-B A1†	1.048	%#	12/16/2024		1,526	1,526,431
SLM Private Education Loan Trust 2012-C A1†	1.298	%#	8/15/2023		3,096	3,098,582
SLM Private Education Loan Trust 2012-E A1†	0.948	%#	10/16/2023		1,684	1,682,915
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.609	%#	4/17/2021		2,000	1,970,617
Treman Park CLO LLC 2015-1A A†	1.761	%#	4/20/2027		1,000	1,001,528
Venture XVII CLO Ltd. 2014-17A A†	1.755	%#	7/15/2026		6,000	5,970,874
Venture XVIII CLO Ltd. 2014-18A A†	1.725	%#	10/15/2026		2,250	2,235,500
Westchester CLO Ltd. 2007-1A A1A†	0.503	%#	8/1/2022		2,724	2,680,182
Total						129,081,441
Total Asset-Backed Securities (cost $315,867,108)						315,811,348

CONVERTIBLE BONDS 0.03%

Energy Equipment & Services 0.03%

Chesapeake Energy Corp.	2.75%		11/15/2035		562	552,165

Oil 0.00%

Oleo e Gas Participacoes SA (Brazil)(b)(c)	10.00%		6/1/2016	BRL	23	40,111
Oleo e Gas Participacoes SA (Brazil)(b)(c)	10.00%		6/1/2016	BRL	18	31,703
Total						71,814
Total Convertible Bonds (cost $680,904)						623,979

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
CORPORATE BONDS 72.12%

Aerospace/Defense 0.52%

Exelis, Inc.	5.55%	10/1/2021		$7,800	$8,648,562
Harris Corp.	4.854%	4/27/2035		2,000	1,921,964
Total					10,570,526

Air Transportation 0.11%

American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	7/15/2020		2,212	2,275,439

Apparel 0.34%

PVH Corp.	7.75%	11/15/2023		5,967	7,011,225

Auto Parts: Original Equipment 0.37%

Hertz Corp. (The)	7.375%	1/15/2021		45	47,138
Hertz Corp. (The)	7.50%	10/15/2018		2,831	2,898,236
International Automotive Components Group SA (Luxembourg)†(d)	9.125%	6/1/2018		2,000	2,050,000
Schaeffler Holding Finance BV PIK (Netherlands)†(d)	6.875%	8/15/2018		2,450	2,534,525
Total					7,529,899

Automotive 1.52%

Ford Motor Co.	6.375%	2/1/2029		7,250	8,274,106
Ford Motor Co.	6.625%	10/1/2028		3,364	3,921,849
Ford Motor Co.	7.45%	7/16/2031		3,798	4,799,852
General Motors Co.	5.00%	4/1/2035		10,043	9,459,542
General Motors Financial Co., Inc.	4.00%	1/15/2025		4,950	4,703,935
Total					31,159,284

Banks: Money Center 1.27%

Bank of America Corp.	6.25%	—	(e)	8,160	8,088,600
Barclays plc (United Kingdom)(d)	3.65%	3/16/2025		6,800	6,473,940
Barclays plc (United Kingdom)(d)	5.25%	8/17/2045		1,633	1,643,974
PNC Financial Services Group, Inc. (The)	6.75%	—	(e)	7,875	8,642,812
Santander Bank NA	8.75%	5/30/2018		1,000	1,150,683
Total					26,000,009

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional 4.15%

Bank of New York Mellon Corp. (The)	4.95%	—	(e)	$6,900	$6,848,250
Citigroup, Inc.	5.95%	—	(e)	11,563	11,278,085
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)†(d)	3.75%	3/26/2025		5,000	4,852,420
Goldman Sachs Group, Inc. (The)	5.95%	1/15/2027		8,215	9,223,777
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037		5,910	7,072,645
HBOS plc (United Kingdom)†(d)	6.00%	11/1/2033		5,700	6,364,831
JPMorgan Chase & Co.	3.875%	9/10/2024		1,970	1,944,181
JPMorgan Chase & Co.	6.75%	—	(e)	6,515	6,881,469
Macquarie Bank Ltd. (Australia)†(d)	4.875%	6/10/2025		5,050	5,016,251
Macquarie Bank Ltd. (Australia)†(d)	6.625%	4/7/2021		5,946	6,752,807
Popular, Inc.	7.00%	7/1/2019		1,481	1,438,421
Royal Bank of Scotland Group plc (United Kingdom)(d)	7.50%	—	(e)	3,300	3,316,500
Santander Holdings USA, Inc.	4.50%	7/17/2025		4,921	4,943,755
Wells Fargo & Co.	5.875%	—	(e)	8,893	9,115,325
Total					85,048,717

Beverages 0.29%

Beam Suntory, Inc.	6.625%	7/15/2028		755	877,780
Central American Bottling Corp. (Guatemala)†(d)	6.75%	2/9/2022		4,920	5,153,700
Total					6,031,480

Biotechnology Research & Production 0.89%

Amgen, Inc.	6.40%	2/1/2039		15,251	18,192,262

Broadcasting 1.25%

21st Century Fox America, Inc.	6.75%	1/9/2038		13,671	16,866,952
21st Century Fox America, Inc.	6.90%	8/15/2039		1,000	1,204,689
Cox Communications, Inc.†	8.375%	3/1/2039		6,098	7,580,747
Total					25,652,388

Brokers 0.65%

Jefferies Group LLC	6.875%	4/15/2021		11,895	13,320,021

Building Materials 0.09%

Cementos Pacasmayo SAA (Peru)†(d)	4.50%	2/8/2023		2,000	1,865,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.67%

Chicago Parking Meters LLC†	5.489%	12/30/2020	$3,147	$3,430,579
Expedia, Inc.	4.50%	8/15/2024	4,550	4,549,914
McGraw Hill Financial, Inc.†	4.40%	2/15/2026	5,825	5,805,084
Total				13,785,577

Cable Services 1.07%

CCO Safari II LLC†	6.384%	10/23/2035	2,850	2,909,770
Time Warner Cable, Inc.	6.55%	5/1/2037	3,785	3,821,904
Time Warner Cable, Inc.	7.30%	7/1/2038	14,281	15,200,568
Total				21,932,242

Chemicals 1.48%

Dow Chemical Co. (The)	9.40%	5/15/2039	750	1,107,894
Grupo Idesa SA de CV (Mexico)†(d)	7.875%	12/18/2020	2,800	2,919,000
Methanex Corp. (Canada)(d)	5.25%	3/1/2022	2,222	2,356,589
Montell Finance Co. BV (Netherlands)†(d)	8.10%	3/15/2027	9,245	12,042,528
NewMarket Corp.	4.10%	12/15/2022	4,000	4,068,476
Yara International ASA (Norway)†(d)	7.875%	6/11/2019	6,642	7,741,583
Total				30,236,070

Communications & Media 0.04%

Digicel Ltd. (Jamaica)†(d)	6.75%	3/1/2023	924	850,080

Communications Services 0.15%

CenturyLink, Inc.	6.875%	1/15/2028	3,500	3,150,000

Communications Technology 0.13%

Motorola Solutions, Inc.	3.75%	5/15/2022	2,890	2,681,882

Computer Hardware 0.77%

Dell, Inc.	7.10%	4/15/2028	3,725	3,743,625
Leidos, Inc.	7.125%	7/1/2032	3,270	3,441,443
Seagate HDD Cayman†	4.875%	6/1/2027	9,355	8,646,602
Total				15,831,670

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Software 0.65%

Aspect Software, Inc.	10.625%	5/15/2017	$903	$801,413
First Data Corp.	11.25%	1/15/2021	1,350	1,495,125
First Data Corp.	12.625%	1/15/2021	1,914	2,203,492
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	3,000	3,213,750
SRA International, Inc.	11.00%	10/1/2019	2,558	2,666,715
SunGard Data Systems, Inc.	6.625%	11/1/2019	975	1,015,219
SunGard Data Systems, Inc.	7.375%	11/15/2018	1,900	1,959,375
Total				13,355,089

Consumer Products 0.30%

Avon Products, Inc.	5.35%	3/15/2020	7,125	6,109,688

Containers 0.61%

Coveris Holdings SA (Luxembourg)†(d)	7.875%	11/1/2019	2,625	2,559,375
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	200	222,500
Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	4,764	4,574,964
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	4,600	4,663,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.00%	4/15/2019	500	512,500
Total				12,532,589

Diversified 0.25%

Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	3,868	3,868,000
Hutchison Whampoa International 14 Ltd. (Hong Kong)†(d)	3.625%	10/31/2024	1,190	1,170,739
Total				5,038,739

Drugs 2.08%

Actavis Funding SCS (Luxembourg)(d)	4.55%	3/15/2035	14,185	13,081,577
Capsugel SA PIK (Luxembourg)†(d)	7.00%	5/15/2019	4,375	4,416,016
Celgene Corp.	3.875%	8/15/2025	3,681	3,665,772
Express Scripts Holding Co.	6.125%	11/15/2041	5,500	6,299,271
Par Pharmaceutical Cos., Inc.	7.375%	10/15/2020	1,965	2,093,708
Perrigo Finance plc (Ireland)(d)	3.90%	12/15/2024	5,250	5,101,141
Perrigo Finance plc (Ireland)(d)	4.90%	12/15/2044	1,100	1,051,169
Teva Pharmaceutical Finance Co. LLC	6.15%	2/1/2036	3,940	4,451,995
Valeant Pharmaceuticals International, Inc.†	6.75%	8/15/2018	1,562	1,637,171
Valeant Pharmaceuticals International, Inc.†	7.00%	10/1/2020	716	742,850
Total				42,540,670

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 1.49%

AES El Salvador Trust II†	6.75%	3/28/2023	$1,060	$986,860
American Transmission Systems, Inc.†	5.00%	9/1/2044	3,018	3,106,889
Appalachian Power Co.	7.00%	4/1/2038	1,010	1,299,674
CEZ AS (Czech Republic)†(d)	4.25%	4/3/2022	1,700	1,793,565
Dominion Resources, Inc.	5.75%	10/1/2054	6,940	7,179,430
Duquesne Light Holdings, Inc.	6.25%	8/15/2035	2,650	2,840,323
Exelon Generation Co. LLC	5.60%	6/15/2042	2,950	2,941,651
Exelon Generation Co. LLC	6.25%	10/1/2039	6,250	6,746,069
Lamar Funding Ltd.†	3.958%	5/7/2025	1,500	1,410,000
Red Oak Power LLC	8.54%	11/30/2019	2,107	2,254,544
Total				30,559,005

Electronics 0.24%

PerkinElmer, Inc.	5.00%	11/15/2021	4,507	4,849,131

Electronics: Semi-Conductors/Components 0.49%

KLA-Tencor Corp.	4.65%	11/1/2024	7,250	7,143,389
Lam Research Corp.	3.80%	3/15/2025	3,025	2,856,783
Total				10,000,172

Energy Equipment & Services 1.30%

Cameron International Corp.	7.00%	7/15/2038	1,952	2,374,948
Energy Transfer Partners LP	6.125%	12/15/2045	2,214	2,136,309
Energy Transfer Partners LP	6.625%	10/15/2036	4,305	4,333,275
Energy Transfer Partners LP	7.50%	7/1/2038	6,250	6,817,044
Energy Transfer Partners LP	8.25%	11/15/2029	1,966	2,353,833
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	6,975	7,568,907
NRG Energy, Inc.	8.25%	9/1/2020	985	1,021,937
Total				26,606,253

Engineering & Contracting Services 0.06%

New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	1,500	1,312,500

Entertainment 1.20%

CCO Holdings LLC/CCO Holdings Capital Corp.	6.50%	4/30/2021	2,500	2,617,687
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	3,869	3,999,579
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	3,515	3,486,441
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	1,498	1,564,474

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Entertainment (continued)

Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021		$1,350	$1,427,625
Viacom, Inc.	6.875%	4/30/2036		9,766	10,294,194
WMG Holdings Corp.†	13.75%	10/1/2019		500	540,715
WMG Holdings Corp.	13.75%	10/1/2019		600	648,858
Total					24,579,573

Financial Services 4.58%

Air Lease Corp.	3.875%	4/1/2021		3,365	3,407,063
Air Lease Corp.	4.25%	9/15/2024		1,817	1,801,101
Alliance Data Systems Corp.†	5.375%	8/1/2022		1,098	1,087,020
Bank of America Corp.	4.20%	8/26/2024		6,472	6,431,479
Bank of America Corp.	4.25%	10/22/2026		3,150	3,107,856
Denali Borrower LLC/Denali Finance Corp.†	5.625%	10/15/2020		5,917	6,079,717
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022		6,000	5,905,512
General Electric Capital Corp.	7.125%	—	(e)	11,500	13,281,925
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017		1,500	1,550,625
Legacy Reserves LP/Legacy Reserves Finance Corp.	6.625%	12/1/2021		1,595	1,124,475
Legacy Reserves LP/Legacy Reserves Finance Corp.	8.00%	12/1/2020		1,200	918,000
Lender Processing Services, Inc.	5.75%	4/15/2023		5,604	5,933,235
Morgan Stanley	5.55%	—	(e)	9,844	9,844,000
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020		2,000	1,897,500
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022		7,100	7,499,375
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018		2,318	2,468,670
Santander UK plc (United Kingdom)(d)	7.95%	10/26/2029		6,980	8,701,059
Scottrade Financial Services, Inc.†	6.125%	7/11/2021		10,600	11,305,165
Western Union Co. (The)	3.35%	5/22/2019		1,370	1,408,057
Total					93,751,834

Financial: Miscellaneous 0.25%

CME Group, Inc.	5.30%	9/15/2043		1,250	1,398,281
Navient Corp.	4.875%	6/17/2019		1,706	1,599,375
Navient Corp.	5.50%	1/15/2019		2,234	2,139,055
Total					5,136,711

Food 2.29%

Bumble Bee Holdco SCA PIK (Luxembourg)†(d)	9.625%	3/15/2018		790	811,725
Bumble Bee Holdings, Inc.†	9.00%	12/15/2017		1,230	1,268,130
Diamond Foods, Inc.†	7.00%	3/15/2019		1,015	1,047,988
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. (Greece)†(d)	9.875%	2/1/2020		715	752,538

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food (continued)

Flowers Foods, Inc.	4.375%	4/1/2022	$4,900	$5,152,370
JBS USA LLC/JBS USA Finance, Inc.†	7.25%	6/1/2021	1,929	2,023,039
JM Smucker Co. (The)†	4.25%	3/15/2035	5,000	4,679,990
Kraft Foods Group, Inc.	6.875%	1/26/2039	3,585	4,403,398
Kraft Heinz Foods Co.†	5.00%	7/15/2035	9,730	10,089,562
Kraft Heinz Foods Co.	6.75%	3/15/2032	965	1,124,085
Shearer’s Foods LLC/Chip Finance Corp.†	9.00%	11/1/2019	1,625	1,738,750
Southern States Cooperative, Inc.†	10.00%	8/15/2021	656	596,960
Tesco plc (United Kingdom)†(d)	6.15%	11/15/2037	4,050	3,952,022
US Foods, Inc.	8.50%	6/30/2019	7,569	7,909,605
WhiteWave Foods Co. (The)	5.375%	10/1/2022	1,370	1,419,662
Total				46,969,824

Gaming 0.78%

Activision Blizzard, Inc.†	6.125%	9/15/2023	7,147	7,700,892
CCM Merger, Inc.†	9.125%	5/1/2019	2,000	2,140,000
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	1,981	1,990,905
Pinnacle Entertainment, Inc.	7.50%	4/15/2021	1,500	1,593,750
Pinnacle Entertainment, Inc.	8.75%	5/15/2020	2,481	2,605,050
Total				16,030,597

Government 0.42%

Seminole Tribe of Florida, Inc.†	6.535%	10/1/2020	8,095	8,580,700

Health Care 0.14%

Zoetis, Inc.	4.70%	2/1/2043	3,251	2,838,578

Health Care Products 0.69%

HCA, Inc.	7.50%	11/6/2033	200	219,000
Immucor, Inc.	11.125%	8/15/2019	2,885	3,043,675
Kinetic Concepts, Inc./KCI USA, Inc.	12.50%	11/1/2019	2,250	2,424,375
Sterigenics-Nordion Holdings LLC†	6.50%	5/15/2023	985	1,007,143
Zimmer Biomet Holdings, Inc.	4.25%	8/15/2035	8,010	7,385,012
Total				14,079,205

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Health Care Services 1.64%

Capella Healthcare, Inc.	9.25%	7/1/2017		$1,025	$1,055,750
CHS/Community Health Systems, Inc.	8.00%	11/15/2019		225	235,688
Emdeon, Inc.	11.00%	12/31/2019		1,725	1,858,687
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022		4,795	5,202,575
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019		3,169	3,292,242
Omega Healthcare Investors, Inc.	4.95%	4/1/2024		1,315	1,356,874
Omega Healthcare Investors, Inc.	5.875%	3/15/2024		2,873	3,031,015
Omega Healthcare Investors, Inc.	6.75%	10/15/2022		5,692	5,919,680
Senior Housing Properties Trust	6.75%	12/15/2021		5,741	6,503,169
Tenet Healthcare Corp.	8.00%	8/1/2020		4,915	5,142,319
Total					33,597,999

Household Equipment/Products 0.02%

Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(d)	4.25%	5/9/2020		375	362,042

Industrial Products 0.09%

PPL UK Distribution Holdings Ltd./Western Power Distribution Ltd. (United Kingdom)†(d)	7.25%	12/15/2017		1,750	1,899,077

Insurance 2.89%

Alleghany Corp.	4.90%	9/15/2044		2,549	2,472,918
Aon Corp.	8.205%	1/1/2027		7,745	9,913,600
CNO Financial Group, Inc.	5.25%	5/30/2025		4,199	4,345,965
Metlife, Inc.	5.25%	—	(e)	6,890	6,872,775
Protective Life Corp.	8.45%	10/15/2039		4,100	5,610,940
Prudential Financial, Inc.	5.625%	6/15/2043		16,867	17,356,143
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044		11,330	11,582,523
Willis North America, Inc.	7.00%	9/29/2019		989	1,126,615
Total					59,281,479

Leasing 0.79%

Aviation Capital Group Corp.†	6.75%	4/6/2021		5,750	6,519,063
Aviation Capital Group Corp.†	7.125%	10/15/2020		3,750	4,396,875
International Lease Finance Corp.	5.875%	8/15/2022		4,925	5,325,156
Total					16,241,094

Leisure 0.82%

Carnival plc (United Kingdom)(d)	7.875%	6/1/2027		5,500	6,841,621

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leisure (continued)

Central Garden & Pet Co.	8.25%	3/1/2018	$1,498	$1,531,705
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	6,639	7,734,435
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	835	775,506
Total				16,883,267

Lodging 1.10%

Host Hotels & Resorts LP	5.25%	3/15/2022	4,442	4,763,241
Host Hotels & Resorts LP	6.00%	10/1/2021	3,835	4,330,536
Hyatt Hotels Corp.†	6.875%	8/15/2019	5,804	6,696,034
Starwood Hotels & Resorts Worldwide, Inc.	4.50%	10/1/2034	5,000	4,355,380
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	2,450	2,339,750
Total				22,484,941

Machinery: Agricultural 0.53%

Imperial Tobacco Finance plc (United Kingdom)†(d)	4.25%	7/21/2025	7,775	7,700,694
MHP SA (Ukraine)†(d)	8.25%	4/2/2020	3,825	3,213,000
Total				10,913,694

Machinery: Industrial/Specialty 0.03%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019	562	543,033

Machinery: Oil Well Equipment & Services 0.27%

Oceaneering International, Inc.	4.65%	11/15/2024	5,725	5,445,070

Manufacturing 0.58%

Hexcel Corp.	4.70%	8/15/2025	3,445	3,482,185
Trinity Industries, Inc.	4.55%	10/1/2024	9,025	8,491,415
Total				11,973,600

Media 1.49%

Discovery Communications LLC	6.35%	6/1/2040	5,960	6,250,544
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(d)	5.307%	5/11/2022	4,595	4,721,362
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	2,250	2,427,188
Time Warner, Inc.	7.625%	4/15/2031	10,500	13,193,932
Univision Communications, Inc.†	8.50%	5/15/2021	1,900	1,990,478
WideOpenWest Finance LLC/WideOpenWest Capital Corp.	10.25%	7/15/2019	1,769	1,837,549
Total				30,421,053

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Merchandising 0.07%

Kemet Corp.	10.50%	5/1/2018	$1,516	$1,440,200

Metals & Minerals: Miscellaneous 1.02%

Barrick Gold Corp. (Canada)(d)	4.10%	5/1/2023	1,369	1,212,507
Barrick International Barbados Corp. (Barbados)†(d)	6.35%	10/15/2036	4,799	4,187,852
Barrick North America Finance LLC	7.50%	9/15/2038	1,310	1,300,024
Glencore Finance Canada Ltd. (Canada)†(d)	6.00%	11/15/2041	4,360	3,739,306
Goldcorp, Inc. (Canada)(d)	5.45%	6/9/2044	2,500	2,214,187
New Gold, Inc. (Canada)†(d)	6.25%	11/15/2022	1,942	1,650,700
New Gold, Inc. (Canada)†(d)	7.00%	4/15/2020	1,250	1,204,688
Yamana Gold, Inc. (Canada)(d)	4.95%	7/15/2024	5,960	5,375,527
Total				20,884,791

Natural Gas 1.14%

Bill Barrett Corp.	7.625%	10/1/2019	3,100	2,472,250
Dominion Gas Holdings LLC(f)	4.60%	12/15/2044	3,411	3,272,435
Kinder Morgan, Inc.	7.75%	1/15/2032	4,738	5,106,053
Kinder Morgan, Inc.	7.80%	8/1/2031	2,350	2,560,511
Kinder Morgan, Inc.	8.05%	10/15/2030	1,135	1,285,233
SourceGas LLC†	5.90%	4/1/2017	4,150	4,375,046
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	2,000	2,058,514
Tennessee Gas Pipeline Co. LLC	8.375%	6/15/2032	2,000	2,319,168
Total				23,449,210

Oil 2.54%

Afren plc (United Kingdom)†(b)(d)	6.625%	12/9/2020	1,000	45,000
Afren plc (United Kingdom)†(b)(d)	10.25%	4/8/2019	2,100	105,000
Canadian Oil Sands Ltd. (Canada)†(d)	7.90%	9/1/2021	1,250	1,334,409
Chaparral Energy, Inc.	8.25%	9/1/2021	2,027	932,420
Continental Resources, Inc.	7.125%	4/1/2021	2,000	2,087,500
DCP Midstream LLC†	5.85%	5/21/2043	5,000	3,850,000
DCP Midstream LLC†	9.75%	3/15/2019	5,014	5,551,375
Delek & Avner Tamar Bond Ltd. (Israel)†(d)	5.082%	12/30/2023	772	777,790
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(d)	7.50%	2/11/2020	2,100	1,470,000
Gulfport Energy Corp.	7.75%	11/1/2020	2,385	2,331,337
Halliburton Co.	6.70%	9/15/2038	2,560	3,140,716
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	2,525	2,593,175
Kunlun Energy Co., Ltd. (Hong Kong)†(d)	3.75%	5/13/2025	1,200	1,163,580
MEG Energy Corp. (Canada)†(d)	6.375%	1/30/2023	5,609	4,543,290

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

MEG Energy Corp. (Canada)†(d)	7.00%	3/31/2024	$490	$403,025
Petroleos de Venezuela SA (Venezuela)(d)	5.25%	4/12/2017	750	320,550
Petroleos Mexicanos (Mexico)†(d)	4.25%	1/15/2025	385	365,134
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(d)	9.75%	8/14/2019	1,000	1,125,000
RSP Permian, Inc.†	6.625%	10/1/2022	1,190	1,172,150
SEACOR Holdings, Inc.	7.375%	10/1/2019	1,540	1,607,298
Seven Generations Energy Ltd. (Canada)†(d)	8.25%	5/15/2020	2,000	2,000,000
Shell International Finance BV (Netherlands)(d)	6.375%	12/15/2038	3,935	4,990,237
Valero Energy Corp.	10.50%	3/15/2039	4,697	6,714,479
Whiting Canadian Holding Co. ULC	8.125%	12/1/2019	3,500	3,377,500
Total				52,000,965

Oil: Crude Producers 4.01%

Alberta Energy Co., Ltd. (Canada)(d)	8.125%	9/15/2030	4,965	5,546,104
Apache Corp.	6.00%	1/15/2037	7,193	7,533,430
Columbia Pipeline Group, Inc.†	4.50%	6/1/2025	1,310	1,252,496
Enbridge Energy Partners LP	8.05%	10/1/2037	5,040	5,052,600
Enterprise Products Operating LLC	7.55%	4/15/2038	8,178	9,819,873
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	7,625	7,459,721
Kerr-McGee Corp.	7.125%	10/15/2027	3,100	3,713,245
Kerr-McGee Corp.	7.875%	9/15/2031	2,300	2,872,187
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	6,700	6,984,750
Murphy Oil Corp.	3.70%	12/1/2022	3,156	2,696,644
OGX Austria GmbH (Austria)†(b)(d)	8.50%	6/1/2018	1,800	10,800
Range Resources Corp.†	4.875%	5/15/2025	4,925	4,450,969
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	1,894	1,951,572
Ruby Pipeline LLC†	6.00%	4/1/2022	9,231	9,955,070
Sabine Pass Liquefaction LLC	6.25%	3/15/2022	6,500	6,565,000
Southeast Supply Header LLC†	4.25%	6/15/2024	6,450	6,217,890
Total				82,082,351

Oil: Integrated Domestic 2.87%

Buckeye Partners LP	4.875%	2/1/2021	5,950	6,032,205
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	1,975	1,876,250
Enterprise Products Operating LLC(g)	8.375%	8/1/2066	5,000	4,912,500
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.625%	5/1/2021	1,500	1,383,750
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.75%	2/1/2022	9,125	8,326,563
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	3,113	3,137,503
Hess Corp.	7.125%	3/15/2033	1,650	1,877,842

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic (continued)

Kinder Morgan Energy Partners LP	6.95%	1/15/2038	$8,018	$8,221,641
Kinder Morgan Energy Partners LP	7.30%	8/15/2033	600	629,765
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	2,848	3,025,419
Kinder Morgan Energy Partners LP	7.50%	11/15/2040	5,486	6,039,905
Marathon Oil Corp.	5.20%	6/1/2045	4,129	3,661,325
Marathon Oil Corp.	6.60%	10/1/2037	914	961,736
Rowan Cos., Inc.	7.875%	8/1/2019	8,000	8,595,544
Total				58,681,948

Oil: Integrated International 0.95%

Eni SpA (Italy)†(d)	5.70%	10/1/2040	9,705	9,878,885
Petrobras Global Finance BV (Netherlands)(d)	4.375%	5/20/2023	1,800	1,418,760
Weatherford International Ltd.	9.875%	3/1/2039	7,475	8,097,226
Total				19,394,871

Paper & Forest Products 1.02%

Coveris Holding Corp.†	10.00%	6/1/2018	1,750	1,828,750
Georgia-Pacific LLC	8.875%	5/15/2031	7,983	11,532,154
International Paper Co.	7.30%	11/15/2039	2,955	3,564,055
Mercer International, Inc. (Canada)(d)	7.75%	12/1/2022	3,825	3,958,875
Total				20,883,834

Railroads 0.26%

Anadarko Holding Co.	7.95%	4/15/2029	4,307	5,372,384

Real Estate Investment Trusts 2.72%

American Tower Corp.	4.00%	6/1/2025	6,900	6,713,714
ARC Properties Operating Partnership LP	3.00%	2/6/2019	10,580	10,156,800
Brixmor Operating Partnership LP	3.875%	8/15/2022	6,388	6,391,909
CBRE Services, Inc.	4.875%	3/1/2026	4,612	4,562,246
China South City Holdings Ltd. (Hong Kong)(d)	8.25%	1/29/2019	1,000	937,479
EPR Properties	5.25%	7/15/2023	3,013	3,063,637
EPR Properties	7.75%	7/15/2020	8,000	9,418,584
HCP, Inc.	3.40%	2/1/2025	4,600	4,265,594
Hospitality Properties Trust	4.65%	3/15/2024	4,500	4,451,018
Iron Mountain, Inc.	8.375%	8/15/2021	987	1,017,597
Potlatch Corp.	6.95%	12/15/2015	500	507,500
SL Green Realty Corp.	4.50%	12/1/2022	723	741,763

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

SL Green Realty Corp.	7.75%	3/15/2020	$862	$1,018,332
Weyerhaeuser Co.	8.50%	1/15/2025	1,875	2,467,074
Total				55,713,247

Retail 1.82%

Amazon.com, Inc.	4.80%	12/5/2034	16,685	16,856,572
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	4,650	1,999,500
DBP Holding Corp.†	7.75%	10/15/2020	850	567,375
Party City Holdings, Inc.	8.875%	8/1/2020	292	311,710
PETCO Holdings, Inc. PIK†	8.50%	10/15/2017	3,500	3,570,000
QVC, Inc.	5.125%	7/2/2022	3,841	3,884,726
Serta Simmons Bedding LLC†	8.125%	10/1/2020	1,000	1,063,750
Tops Holding LLC/Top Markets II Corp.†	8.00%	6/15/2022	2,462	2,462,000
Walgreens Boots Alliance, Inc.	4.50%	11/18/2034	5,140	4,752,434
Walgreens Boots Alliance, Inc.	4.80%	11/18/2044	1,970	1,830,886
Total				37,298,953

Retail: Specialty 0.03%

Petco Animal Supplies, Inc.†	9.25%	12/1/2018	500	518,750

Savings & Loan 0.30%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	5,498	6,173,578

Steel 0.67%

Allegheny Technologies, Inc.	6.625%	8/15/2023	3,425	3,039,688
Allegheny Technologies, Inc.	9.375%	6/1/2019	6,325	6,815,187
Glencore Funding LLC†	4.625%	4/29/2024	479	435,916
Vale Overseas Ltd. (Brazil)(d)	6.875%	11/10/2039	4,000	3,422,000
Total				13,712,791

Technology 0.27%

Alibaba Group Holding Ltd. (China)†(d)	3.60%	11/28/2024	5,200	4,925,606
VeriSign, Inc.	4.625%	5/1/2023	622	609,560
Total				5,535,166

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 6.24%

Altice Financing SA (Luxembourg)†(d)	7.875%	12/15/2019	$1,000	$1,047,500
AT&T, Inc.	4.50%	5/15/2035	1,474	1,358,533
AT&T, Inc.	6.30%	1/15/2038	26,324	28,882,824
AT&T, Inc.	6.50%	9/1/2037	10,357	11,688,786
Block Communications, Inc.†	7.25%	2/1/2020	500	505,000
Digicel Group Ltd. (Jamaica)†(d)	7.125%	4/1/2022	1,750	1,533,437
Frontier Communications Corp.	6.875%	1/15/2025	5,510	4,683,500
GTE Corp.	6.94%	4/15/2028	38,728	45,897,134
GTE Corp.	8.75%	11/1/2021	1,105	1,415,326
Intelsat Jackson Holdings SA (Luxembourg)(d)	7.25%	4/1/2019	3,043	2,985,944
Millicom International Cellular SA (Luxembourg)†(d)	4.75%	5/22/2020	3,075	2,959,687
Orange SA (France)(d)	9.00%	3/1/2031	2,545	3,609,492
Sable International Finance Ltd.†	8.75%	2/1/2020	1,500	1,599,375
T-Mobile USA, Inc.	6.464%	4/28/2019	3,000	3,093,750
Turk Telekomunikasyon AS (Turkey)†(d)	4.875%	6/19/2024	1,660	1,586,794
U.S. Cellular Corp.	6.70%	12/15/2033	2,904	2,686,200
Verizon Communications, Inc.	5.85%	9/15/2035	11,412	12,323,260
Total				127,856,542

Telephone-Long Distance 0.14%

Qwest Capital Funding, Inc.	6.875%	7/15/2028	3,005	2,809,675

Tobacco 1.28%

Altria Group, Inc.	9.95%	11/10/2038	7,884	12,629,703
Reynolds American, Inc.	5.70%	8/15/2035	9,100	9,662,753
Reynolds American, Inc.†	8.125%	5/1/2040	3,214	3,942,800
Total				26,235,256

Transportation: Miscellaneous 0.07%

Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(d)	5.875%	8/12/2020	1,350	1,414,017

Utilities 0.74%

Aquarion Co.†	4.00%	8/15/2024	7,250	7,154,423
Williams Cos., Inc. (The)	8.75%	3/15/2032	6,890	7,957,702
Total				15,112,125

Utilities: Electrical 0.13%

Puget Sound Energy, Inc.(h)	6.974%	6/1/2067	3,088	2,709,720
Total Corporate Bonds (cost $1,519,657,820)				1,477,321,352

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(i) 1.59%

Energy Equipment & Services 0.10%

Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	$4,000	$1,980,000

Financial Services 0.03%

Hudson Pacific Properties, L.P. 5 Year Term Loan	1.497%	4/1/2020	650	650,000

Gaming 0.63%

Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	9,387	9,352,900
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	3,587	3,585,931
Total				12,938,831

Health Care 0.13%

PharMedium Healthcare Corp. 2nd Lien Initial Term Loan	7.75%	1/28/2022	2,769	2,775,922

Media 0.16%

AMC Networks, Inc. Term Loan A	1.93%	12/16/2019	3,325	3,293,969

Retail 0.10%

Staples, Inc. Initial Term Loan	— (j)	4/23/2021	2,000	1,994,500

Services 0.30%

Kasima LLC Term Loan	3.25%	5/17/2021	3,525	3,519,528
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021	2,624	2,596,464
Total				6,115,992

Technology 0.05%

Avago Technologies Cayman Ltd. Term Loan	3.75%	5/6/2021	966	966,886

Utilities 0.09%

Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/21/2020	1,367	1,332,825
Panda Sherman Power LLC Advance Construction Term Loan	9.00%	9/14/2018	150	144,234
Windsor Financing LLC Facility B Term Loan	6.25%	12/5/2017	431	433,452
Total				1,910,511
Total Floating Rate Loans (cost $34,520,733)				32,626,611

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN BONDS(c) 0.84%

Brazil 0.03%

BRF SA†	7.75%	5/22/2018	BRL	2,500	$589,387

Luxembourg 0.20%

Findus Bondco SA†	9.125%	7/1/2018	EUR	700	826,603
Findus Bondco SA†	9.50%	7/1/2018	GBP	2,000	3,234,972
Total					4,061,575

Mexico 0.09%

Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%	6/10/2028	MXN	31,250	1,841,763

United Kingdom 0.52%

Old Mutual plc	8.00%	6/3/2021	GBP	5,000	8,609,014
R&R Ice Cream plc PIK†	9.25%	5/15/2018	EUR	1,750	1,993,220
Total					10,602,234
Total Foreign Bonds (cost $18,521,638)					17,094,959

FOREIGN GOVERNMENT OBLIGATIONS(d) 0.27%

Argentina 0.04%

City of Buenos Aires†	9.95%	3/1/2017		$500	520,062
Provincia de Neuquen†	7.875%	4/26/2021		140	138,600
Republic of Argentina(b)	8.28%	12/31/2033		210	216,615
Total					875,277

Ghana 0.13%

Republic of Ghana†	7.875%	8/7/2023		2,900	2,610,000

Indonesia 0.10%

Perusahaan Penerbit SBSN†	3.30%	11/21/2022		1,200	1,113,000
Perusahaan Penerbit SBSN†	4.00%	11/21/2018		900	931,500
Total					2,044,500
Total Foreign Government Obligations (cost $5,722,532)					5,529,777

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.54%

Federal Home Loan Mortgage Corp. 73 G IO	1095.35	%(k)	10/15/2020	$—	(l)	$1,390
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	5		4,598
Federal Home Loan Mortgage Corp. 181 F IO	494.14	%(k)	8/15/2021	—	(l)	1,128
Federal Home Loan Mortgage Corp. 1020 S IO	900.95	%(k)	12/15/2020	—	(l)	868
Federal Home Loan Mortgage Corp. 1032 O IO	544.714	%(k)	12/15/2020	—	(l)	987
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00	%(k)	2/15/2021	—	(l)	774
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50	%(k)	2/15/2021	—	(l)	712
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50	%(k)	4/15/2021	—	(l)	373
Federal Home Loan Mortgage Corp. 1059 U IO	409.00	%(k)	4/15/2021	—	(l)	613
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607	%(k)	4/15/2021	—	(l)	2,479
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78	%(k)	5/15/2021	—	(l)	2,421
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	9		8,490
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497	%(k)	9/15/2021	—	(l)	952
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	9		8,978
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40	%(k)	11/15/2021	—	(l)	601
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00	%(k)	2/15/2022	—	(l)	224
Federal Home Loan Mortgage Corp. 1241 X IO	982.654	%(k)	4/15/2022	—	(l)	304
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	41		39,522
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	16		15,364
Federal National Mortgage Assoc. 94 2 IO	9.50	%(k)	8/25/2021	4		652
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	2		1,824
Federal National Mortgage Assoc. 1991-158 E IO	1008.00	%(k)	12/25/2021	—	(l)	736
Government National Mortgage Assoc. 2013-48 IO	0.593%	#(k)	7/16/2054	20,336		1,093,523
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(k)	2/16/2049	9,793		9,962,815
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $11,118,227)						11,150,328

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.27%

Federal National Mortgage Assoc.(m)	3.00%		TBA	3,220		3,342,800
Federal National Mortgage Assoc.(m)	3.50%		TBA	61,320		63,610,396
Total Government Sponsored Enterprises Pass-Throughs (cost $66,782,456)						66,953,196

MUNICIPAL BONDS 2.35%

Electric Revenue Bonds 0.40%

American Municipal Power, Inc.	7.334%		2/15/2028	1,100		1,405,965
American Municipal Power, Inc.	7.834%		2/15/2041	5,000		6,874,950
Total						8,280,915

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous 0.93%

New York City Indus Dev Agy†	11.00%	3/1/2029	$9,984	$13,349,007
Port Auth of NY & NJ	4.823%	6/1/2045	5,575	5,590,443
Total				18,939,450

Power 0.26%

Guam Pwr Auth	7.50%	10/1/2015	535	535,016
Municipal Elec Auth of Georgia	7.055%	4/1/2057	4,250	4,734,968
Total				5,269,984

Toll Roads 0.76%

Metropolitan Washington Arpt	7.462%	10/1/2046	810	1,045,362
Metropolitan Washington Arpt	8.00%	10/1/2047	3,705	4,750,773
North Texas Tollway Auth	8.41%	2/1/2030	1,950	2,413,807
North Texas Tollway Auth	8.91%	2/1/2030	6,250	7,434,875
Total				15,644,817
Total Municipal Bonds (cost $47,176,909)				48,135,166

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.47%

Banc of America Commercial Mortgage Trust 2007-2 AM	5.794%#	4/10/2049	8,245	8,677,459
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%	3/10/2031	5,100	5,067,806
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	6.147%#	9/15/2039	1,300	1,380,709
Credit Suisse Mortgage Capital Certificates 2014-2R 22A1†	3.00%	7/27/2036	423	412,808
Credit Suisse Mortgage Capital Certificates 2014-2R 26A1†	3.00%	6/27/2037	703	692,041
DBWF Mortgage Trust 2015-LCM A2†	3.535%#	6/10/2034	1,419	1,427,059
DBWF Mortgage Trust 2015-LCM D†	3.535%#	6/10/2034	1,490	1,362,876
Fosse Master Issuer plc 2012-1A 2B1 (United Kingdom)†(d)	2.237%#	10/18/2054	921	922,663
GS Mortgage Securities Trust 2013-G1 A2†	3.557%	4/10/2031	2,512	2,516,859
GS Mortgage Securities Trust 2013-GC12 XA IO	1.887%#	6/10/2046	28,989	2,448,751
GS Mortgage Securities Trust 2013-GC12 XB IO	0.682%#	6/10/2046	47,400	1,835,873
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.428%#	4/15/2047	6,755	347,861
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.438%#	4/15/2047	1,896	48,677
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B†	5.704%#	3/18/2051	3,810	4,072,394
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%	10/25/2036	1,678	1,499,871
Motel 6 Trust 2015-MTL6 A2†	2.605%	2/5/2030	4,222	4,237,079
Sequoia Mortgage Trust 2012-4 A3	2.069%	9/25/2042	974	942,656
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%	12/25/2059	1,112	1,114,537
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365%	8/10/2049	840	875,073

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	$1,774	$1,828,976
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	3,103	3,226,141
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.435%#	7/15/2046	2,256	2,121,438
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%	6/15/2045	1,037	1,043,991
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.382%#	5/15/2047	13,349	914,733
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.734%#	5/15/2047	2,617	121,410
WF-RBS Commercial Mortgage Trust 2014-C25 B	4.236%#	11/15/2047	1,500	1,526,120
Total Non-Agency Commercial Mortgage-Backed Securities (cost $50,554,135)				50,665,861

	Dividend Rate		Shares (000)
PREFERRED STOCK 0.16%

Utilities

SCE Trust III (cost $2,990,000)	5.75%		120	3,243,552

	Interest Rate		Principal Amount (000)
U.S. TREASURY OBLIGATION 1.51%

U.S. Treasury Note (cost $30,933,638)	1.375%	8/31/2020	$31,089	30,847,345
Total Long-Term Investments (cost $2,104,526,100)				2,060,003,474

SHORT-TERM INVESTMENTS 1.25%

COMMERCIAL PAPER 0.07%

Telecommunications

Vodafone Group plc	Zero Coupon	4/11/2016	500	497,328
Vodafone Group plc	Zero Coupon	4/11/2016	1,000	994,655
Total Commercial Paper (cost $1,491,359)				1,491,983

CORPORATE BONDS 0.61%

Banks: Money Center 0.16%

Zions Bancorporation	5.50%	11/16/2015	3,250	3,273,644

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional 0.06%

Royal Bank of Scotland Group plc (United Kingdom)(d)	2.55%	9/18/2015	$1,155	$1,155,664

Electric: Power 0.10%

Pepco Holdings, Inc.	2.70%	10/1/2015	1,975	1,977,615

Investment Management Companies 0.07%

Leucadia National Corp.	8.125%	9/15/2015	1,500	1,503,750

Media 0.08%

Sky Group Finance plc (United Kingdom)†(d)	5.625%	10/15/2015	1,715	1,724,247

Oil: Crude Producers 0.09%

Gulfstream Natural Gas System LLC†	5.56%	11/1/2015	1,900	1,912,010

Transportation: Miscellaneous 0.05%

Asciano Finance Ltd. (Australia)†(d)	3.125%	9/23/2015	975	975,844
Total Corporate Bonds (cost $12,525,893)				12,522,774

FLOATING RATE LOAN(i) 0.02%

Air Transportation

Delta Air Lines, Inc. 2014 Term Loan B2 (cost $483,772)	2.466%	4/18/2016	484	483,931

REPURCHASE AGREEMENT 0.55%

Repurchase Agreement dated 8/31/2015, Zero Coupon due 9/1/2015 with Fixed Income Clearing Corp. collateralized by $11,400,000 of U.S. Treasury Note at 0.625% due 12/31/2016; value: $11,424,396; proceeds: $11,198,287 (cost $11,198,287)			11,198	11,198,287
Total Short-Term Investments (cost $25,699,311)				25,696,975
Total Investments in Securities 101.82% (cost $2,130,225,411)				2,085,700,449
Liabilities in Excess of Cash & Other Assets(n) (1.82%)				(37,266,021)
Net Assets 100.00%				$2,048,434,428

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2015

BRL	Brazilian real.
EUR	euro.
GBP	British pound.
MXN	Mexican peso.
IO	Interest Only.
PIK	Payment-in-kind.
PO	Principal Only.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2015.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Securities purchased on a when-issued basis (See Note 2(f)).
(b)	Defaulted security.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Foreign security traded in U.S. dollars.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of August 31, 2015.
(g)	Debenture pays interest at an annual fixed rate of 8.375% through August 1, 2016. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 3.708% through August 1, 2066. This debenture is subject to full redemption at the option of the issuer any time prior to August 1, 2016.
(h)	Debenture pays interest at an annual fixed rate of 6.974% through December 1, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.53% through June 1, 2067. This debenture is subject to full redemption at the option of the issuer any time prior to December 1, 2017.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2015.
(j)	Interest rate to be determined.
(k)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(l)	Amount is less than $1,000.
(m)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(n)	Liabilities in Excess of Cash & Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at August 31, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Argentine peso	Buy	Citibank N.A.	9/10/2015	87,600,000	$9,357,975	$9,390,829	$32,854
Argentine peso	Buy	Citibank N.A.	10/13/2015	51,600,000	5,408,805	5,452,152	43,347
Hungarian forint	Buy	Deutsche Bank AG	10/13/2015	224,300,000	791,983	802,896	10,913
Hungarian forint	Buy	Goldman Sachs	9/10/2015	1,305,000,000	4,654,076	4,671,374	17,298
Hungarian forint	Buy	Goldman Sachs	10/13/2015	1,180,000,000	4,167,358	4,223,887	56,529
Hungarian forint	Buy	Goldman Sachs	10/13/2015	1,393,000,000	4,871,449	4,986,334	114,885
Hungarian forint	Buy	J.P.Morgan	11/12/2015	1,090,000,000	3,840,327	3,901,816	61,489
Japanese yen	Buy	Deutsche Bank AG	10/13/2015	525,000,000	4,301,353	4,333,285	31,932
Polish zloty	Buy	Goldman Sachs	10/13/2015	2,750,000	726,824	727,381	557

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2015

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Polish zloty	Buy	Goldman Sachs	11/12/2015	19,600,000	$5,105,864	$5,179,946	$74,082
Polish zloty	Buy	Morgan Stanley	10/13/2015	17,850,000	4,663,996	4,721,366	57,370
Romanian new leu	Buy	Barclays Bank plc	10/13/2015	1,060,000	268,057	268,130	73
Russian ruble	Buy	Barclays Bank plc	11/12/2015	80,200,000	1,202,689	1,219,438	16,749
Thai baht	Buy	Morgan Stanley	10/13/2015	10,400,000	288,533	289,596	1,063
Turkish lira	Buy	Bank of America	11/12/2015	600,000	201,713	201,743	30
Brazilian real	Sell	Morgan Stanley	9/10/2015	1,490,000	418,857	409,571	9,286
British pound	Sell	Morgan Stanley	9/11/2015	2,100,000	3,307,627	3,222,269	85,358
British pound	Sell	Standard Charter Bank	10/20/2015	1,960,000	3,055,615	3,006,838	48,777
Malaysian ringgit	Sell	J.P.Morgan	10/13/2015	8,100,000	2,120,419	1,941,793	178,626
Peruvian Nuevo sol	Sell	Goldman Sachs	10/13/2015	13,700,000	4,261,972	4,164,121	97,851
Philippine peso	Sell	Barclays Bank plc	9/10/2015	5,910,000	129,418	126,347	3,071
Singapore dollar	Sell	Morgan Stanley	9/10/2015	5,950,000	4,371,211	4,215,383	155,828
Taiwan dollar	Sell	J.P.Morgan	10/13/2015	201,000,000	6,362,773	6,187,533	175,240
Thai baht	Sell	Barclays Bank plc	9/10/2015	28,432,000	827,546	792,894	34,652
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,307,860

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Argentine peso	Buy	J.P.Morgan	12/9/2015	25,800,000	$2,567,164	$2,566,059	$(1,105)
Brazilian real	Buy	Barclays Bank plc	10/13/2015	13,460,000	4,107,064	3,659,636	(447,428)
Brazilian real	Buy	J.P.Morgan	9/10/2015	13,525,000	4,130,276	3,717,751	(412,525)
Brazilian real	Buy	J.P.Morgan	10/13/2015	14,250,000	4,271,967	3,874,429	(397,538)
Brazilian real	Buy	Morgan Stanley	10/13/2015	4,800,000	1,482,305	1,305,071	(177,234)
Chilean peso	Buy	Bank of America	9/10/2015	8,665,000,000	13,673,447	12,496,685	(1,176,762)
Chilean peso	Buy	Bank of America	10/13/2015	1,270,000,000	1,940,294	1,826,249	(114,045)
Chilean peso	Buy	Goldman Sachs	10/13/2015	243,390,000	359,947	349,993	(9,954)
Chilean peso	Buy	Goldman Sachs	11/12/2015	630,000,000	913,043	903,584	(9,459)
Colombian peso	Buy	Barclays Bank plc	9/10/2015	6,968,720,000	2,547,447	2,281,158	(266,289)
Colombian peso	Buy	Goldman Sachs	9/10/2015	15,075,000,000	5,805,893	4,934,688	(871,205)
Colombian peso	Buy	J.P.Morgan	11/12/2015	6,750,000,000	2,266,546	2,202,856	(63,690)
Colombian peso	Buy	J.P.Morgan	11/12/2015	10,930,000,000	3,668,401	3,566,996	(101,405)
Hungarian forint	Buy	Morgan Stanley	10/13/2015	76,800,000	275,239	274,911	(328)
Indian rupee	Buy	J.P.Morgan	9/10/2015	380,000,000	5,834,485	5,717,890	(116,595)
Indian rupee	Buy	J.P.Morgan	10/13/2015	318,000,000	4,926,032	4,755,445	(170,587)
Indian rupee	Buy	Morgan Stanley	9/10/2015	11,800,000	181,424	177,556	(3,868)
Indian rupee	Buy	Morgan Stanley	10/13/2015	16,400,000	253,619	245,249	(8,370)
Indian rupee	Buy	Morgan Stanley	11/10/2015	203,000,000	3,139,014	3,021,928	(117,086)
Indian rupee	Buy	UBS AG	11/10/2015	235,650,000	3,646,698	3,507,967	(138,731)
Indonesian rupiah	Buy	Goldman Sachs	10/13/2015	4,090,000,000	296,949	285,395	(11,554)
Indonesian rupiah	Buy	J.P.Morgan	9/10/2015	136,000,000,000	9,980,186	9,620,767	(359,419)
Indonesian rupiah	Buy	J.P.Morgan	9/10/2015	3,000,000,000	220,264	212,223	(8,041)
Indonesian rupiah	Buy	J.P.Morgan	10/13/2015	35,135,000,000	2,576,824	2,451,673	(125,151)
Indonesian rupiah	Buy	J.P.Morgan	11/12/2015	68,800,000,000	4,954,987	4,744,937	(210,050)
Indonesian rupiah	Buy	Morgan Stanley	9/10/2015	1,505,000,000	109,927	106,465	(3,462)
Mexican peso	Buy	Bank of America	9/10/2015	400,000	25,788	23,927	(1,861)
Mexican peso	Buy	Bank of America	9/10/2015	28,500,000	1,804,963	1,704,797	(100,166)
Mexican peso	Buy	Goldman Sachs	10/13/2015	114,500,000	7,213,792	6,832,199	(381,593)
Mexican peso	Buy	J.P.Morgan	10/13/2015	3,525,000	222,395	210,336	(12,059)
Mexican peso	Buy	J.P.Morgan	11/12/2015	134,000,000	8,229,189	7,977,667	(251,522)
Mexican peso	Buy	Morgan Stanley	10/13/2015	3,750,000	232,125	223,762	(8,363)
Philippine peso	Buy	Barclays Bank plc	9/10/2015	62,600,000	1,375,461	1,338,292	(37,169)
Philippine peso	Buy	J.P.Morgan	10/13/2015	445,000,000	9,765,196	9,479,809	(285,387)
Philippine peso	Buy	J.P.Morgan	10/13/2015	303,330,000	6,621,480	6,461,821	(159,659)
Polish zloty	Buy	Barclays Bank plc	10/13/2015	9,950,000	2,638,487	2,631,798	(6,689)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2015

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Polish zloty	Buy	Deutsche Bank AG	10/13/2015	1,040,000	$275,770	$275,082	$(688)
Polish zloty	Buy	Morgan Stanley	9/10/2015	3,500,000	937,543	926,682	(10,861)
Russian ruble	Buy	Barclays Bank plc	10/13/2015	178,400,000	3,005,897	2,740,904	(264,993)
Russian ruble	Buy	Barclays Bank plc	10/13/2015	183,840,000	3,139,505	2,824,483	(315,022)
Russian ruble	Buy	J.P.Morgan	9/10/2015	386,200,000	6,580,337	5,999,143	(581,194)
Russian ruble	Buy	J.P.Morgan	10/13/2015	26,430,000	420,659	406,066	(14,593)
South African rand	Buy	Deutsche Bank AG	10/13/2015	110,300,000	8,698,862	8,258,677	(440,185)
South African rand	Buy	Goldman Sachs	11/12/2015	26,500,000	2,054,669	1,973,623	(81,046)
South African rand	Buy	Morgan Stanley	9/10/2015	4,800,000	375,138	361,494	(13,644)
South Korean won	Buy	Bank of America	9/10/2015	4,570,000,000	4,093,148	3,864,242	(228,906)
South Korean won	Buy	J.P.Morgan	10/13/2015	320,600,000	275,501	270,767	(4,734)
South Korean won	Buy	J.P.Morgan	11/12/2015	3,280,000,000	2,809,663	2,768,073	(41,590)
South Korean won	Buy	UBS AG	10/13/2015	8,461,000,000	7,431,056	7,145,848	(285,208)
Thai baht	Buy	Bank of America	9/10/2015	233,500,000	6,862,601	6,511,702	(350,899)
Thai baht	Buy	Bank of America	10/13/2015	190,000,000	5,565,319	5,290,704	(274,615)
Turkish lira	Buy	Deutsche Bank AG	10/13/2015	32,450,000	11,876,193	11,009,526	(866,667)
Turkish lira	Buy	Deutsche Bank AG	11/12/2015	17,700,000	6,232,394	5,951,409	(280,985)
Turkish lira	Buy	Morgan Stanley	10/13/2015	960,000	341,005	325,706	(15,299)
Argentine peso	Sell	Bank of America	9/10/2015	5,120,000	546,426	548,870	(2,446)
Argentine peso	Sell	J.P.Morgan	9/10/2015	2,900,000	310,826	310,884	(58)
British pound	Sell	Morgan Stanley	9/11/2015	3,730,000	5,709,633	5,723,363	(13,730)
Colombian peso	Sell	Deutsche Bank AG	9/10/2015	634,000,000	207,461	207,535	(74)
euro	Sell	Barclays Bank plc	10/13/2015	2,412,028	2,638,487	2,708,328	(69,841)
euro	Sell	Deutsche Bank AG	11/13/2015	211,000	233,048	237,044	(3,996)
euro	Sell	Morgan Stanley	10/13/2015	530,000	588,816	595,107	(6,291)
euro	Sell	Standard Charter Bank	11/13/2015	1,800,000	1,985,568	2,022,175	(36,607)
Japanese yen	Sell	J.P.Morgan	10/13/2015	525,000,000	4,210,546	4,333,285	(122,739)
Romanian new leu	Sell	J.P.Morgan	10/13/2015	17,300,000	4,256,164	4,376,086	(119,922)
Russian ruble	Sell	Barclays Bank plc	9/10/2015	34,500,000	526,637	535,915	(9,278)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(11,022,460)

Open Futures Contracts at August 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2015	273	Short	$(59,641,969)	$84,832
U.S. 10-Year Treasury Note	December 2015	3,577	Short	(454,502,563)	1,457,300
Ultra Long U.S. Treasury Bond	December 2015	197	Short	(31,206,031)	984,653
Totals				$(545,350,563)	$2,526,785

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2015	4,698	Long	$561,117,375	$(2,100,335)
U.S. Long Bond	December 2015	15	Long	2,319,375	(24,401)
Totals				$563,436,750	$(2,124,736)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2015

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$315,811,348	$—	$315,811,348
Convertible Bonds	—	552,165	71,814	623,979
Corporate Bonds	—	1,489,844,126	—	1,489,844,126
Floating Rate Loans(4)
Air Transportation	—	483,931	—	483,931
Energy Equipment & Services	—	1,980,000	—	1,980,000
Financial Services	—	—	650,000	650,000
Gaming	—	12,938,831	—	12,938,831
Health Care	—	2,775,922	—	2,775,922
Media	—	3,293,969	—	3,293,969
Retail	—	1,994,500	—	1,994,500
Services	—	6,115,992	—	6,115,992
Technology	—	966,886	—	966,886
Utilities	—	—	1,910,511	1,910,511
Foreign Bonds	—	17,094,959	—	17,094,959
Foreign Government Obligations	—	5,529,777	—	5,529,777
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	11,150,328	—	11,150,328
Government Sponsored Enterprises Pass-Throughs	—	66,953,196	—	66,953,196
Municipal Bonds	—	48,135,166	—	48,135,166
Non-Agency Commercial Mortgage-Backed Securities	—	50,665,861	—	50,665,861
Preferred Stock	3,243,552	—	—	3,243,552
U.S. Treasury Obligation	—	30,847,345	—	30,847,345
Commercial Paper	—	1,491,983	—	1,491,983
Repurchase Agreement	—	11,198,287	—	11,198,287
Total	$3,243,552	$2,079,824,572	$2,632,325	$2,085,700,449
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$1,307,860	$—	$1,307,860
Liabilities	—	(11,022,460)	—	(11,022,460)
Futures Contracts
Assets	2,526,785	—	—	2,526,785
Liabilities	(2,124,736)	—	—	(2,124,736)
Total	$402,049	$(9,714,600)	$—	$(9,312,551)

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2015.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2015

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Convertible Bonds	Floating Rate Loans	Total Return Swap
Balance as of December 1, 2014	$—	$2,462,104	$171,290
Accrued discounts/premiums	—	697	—
Realized gain (loss)	—	9,287	(45,395)
Change in unrealized appreciation/depreciation	(56,918)	(67,075)	—
Purchases	128,732	1,025,461	—
Sales	—	(869,963)	(125,895)
Net transfers in or out of Level 3	—	—	—
Balance as of August 31, 2015	$71,814	$2,560,511	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 92.03%

ASSET-BACKED SECURITIES 13.92%

Automobiles 5.55%

Ally Auto Receivables Trust 2014-1 A3	0.97%	10/15/2018	$1,590	$1,587,969
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	1,527	1,525,167
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%	3/8/2018	819	818,642
AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%	9/10/2018	685	688,817
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	1,460	1,459,232
Avis Budget Rental Car Funding AESOP LLC 2011-3A A†	3.41%	11/20/2017	694	710,518
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	695	713,388
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	2,090	2,136,728
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	694	698,386
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	495	496,585
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	1,387	1,388,347
BMW Vehicle Lease Trust 2014-1 A3	0.73%	2/21/2017	1,124	1,123,283
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	556	555,205
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	802	801,296
California Republic Auto Receivables Trust 2014-1 A3	0.85%	5/15/2018	259	259,399
California Republic Auto Receivables Trust 2014-2 A3	0.91%	8/15/2018	1,120	1,120,578
California Republic Auto Receivables Trust 2014-3 A3	1.09%	11/15/2018	2,120	2,117,392
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	3,004	3,010,609
Capital Auto Receivables Asset Trust 2015-2 A1A	0.99%	10/20/2017	2,648	2,643,255
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	1,111	1,106,604
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	739	738,705
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	1,115	1,116,329
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	877	876,948
Drive Auto Receivables Trust 2015-CA A3†	1.38%	10/15/2018	734	734,110
Drive Auto Receivables Trust 2015-CA B†	2.23%	9/16/2019	1,247	1,247,672
Drive Auto Receivables Trust 2015-CA C†	3.01%	5/17/2021	1,587	1,588,832
Fifth Third Auto Trust 2014-2 A3	0.89%	11/15/2018	1,825	1,824,142
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	1,640	1,642,089
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%	12/15/2022	696	697,609
Hyundai Auto Receivables Trust 2014-B A3	0.90%	12/17/2018	821	821,021
Mercedes-Benz Auto Receivables Trust 2015-1 A3	1.34%	12/16/2019	2,154	2,150,544
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%	11/20/2017	1,462	1,463,741
Santander Drive Auto Receivables Trust 2013-3 B	1.19%	5/15/2018	1,124	1,121,152
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	175	176,408
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	204	203,080
Santander Drive Auto Receivables Trust 2015-3 B	2.07%	4/15/2020	693	694,813
Santander Drive Auto Receivables Trust 2015-3 C	2.74%	1/15/2021	818	819,722

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%		4/20/2018	$1,182	$1,180,798
Total					44,059,115

Credit Cards 1.51%

Bank of America Credit Card Trust 2014-A3 A	0.488	%#	1/15/2020	2,115	2,114,739
Capital One Multi-Asset Execution Trust 2014-A2	1.26%		1/15/2020	331	332,118
Capital One Multi-Asset Execution Trust 2015-A3	0.598	%#	3/15/2023	2,909	2,892,461
Citibank Credit Card Issuance Trust 2013-A6	1.32%		9/7/2018	2,165	2,169,263
Synchrony Credit Card Master Note Trust 2011-2 A	0.678	%#	5/15/2019	1,046	1,046,557
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%		8/17/2020	335	333,811
World Financial Network Credit Card Master Trust 2013-B A	0.91%		3/16/2020	2,987	2,988,340
World Financial Network Credit Card Master Trust 2014-A	0.578	%#	12/15/2019	165	164,453
Total					12,041,742

Home Equity 0.47%

Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.351	%#	5/25/2036	1,487	1,404,830
Home Equity Asset Trust 2006-7 2A2	0.301	%#	1/25/2037	414	413,042
Home Equity Asset Trust 2006-8 2A2	0.301	%#	3/25/2037	1,481	1,467,533
New Century Home Equity Loan Trust 2005-A A6	4.954%		8/25/2035	296	291,339
Option One Mortgage Loan Trust 2005-1 A4	0.991	%#	2/25/2035	140	137,436
Total					3,714,180

Other 6.39%

Ares IIIR/IVR CLO Ltd. 2007-3RA A2†	0.496	%#	4/16/2021	583	576,136
Avenue CLO VI Ltd. 2007-6A A2†	0.624	%#	7/17/2019	500	496,397
BlueMountain CLO Ltd. 2014-3A A1†	1.755	%#	10/15/2026	500	500,193
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	1.425	%#	4/18/2025	750	744,396
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1†	1.775	%#	10/15/2026	1,375	1,376,727
Cedar Funding IV CLO Ltd. 2014-4A A1†	1.777	%#	10/23/2026	2,630	2,630,026
Cent CDO XI Ltd. 2006-11A A1†	0.537	%#	4/25/2019	967	953,226
Cent CLO 2013-17A A1†	1.578	%#	1/30/2025	2,500	2,484,638
Cent CLO Ltd. 2013-18A A†	1.397	%#	7/23/2025	1,000	991,159
CIFC Funding II Ltd. 2014-2A A1L†	1.809	%#	5/24/2026	850	850,392
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	859	858,558
Crown Point CLO Ltd. 2012-1A A1LB†	1.776	%#	11/21/2022	843	844,547
FBR Securitization Trust 2005-4 AV24	0.891	%#	10/25/2035	910	811,776
Fortress Credit BSL Ltd. 2013-1A A†	1.455	%#	1/19/2025	2,500	2,453,092
Fraser Sullivan CLO II Ltd. 2006-2A A2†	0.581	%#	12/20/2020	309	308,906
Galaxy XVIII CLO Ltd. 2014-18A A†	1.745	%#	10/15/2026	1,000	994,422

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Gleneagles CLO Ltd. 2005-1A B†	0.85	%#	11/1/2017	$900	$896,429
GMF Floorplan Owner Revolving Trust 2015-1 A1†	1.65%		5/15/2020	1,266	1,258,909
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	1,000	995,127
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%		11/15/2046	800	796,072
HLSS Servicer Advance Receivables Trust 2012-T2 A2†	1.99%		10/15/2045	1,100	1,098,942
HLSS Servicer Advance Receivables Trust 2013-T1 A2†	1.495%		1/16/2046	2,750	2,747,530
Jackson Mill CLO Ltd. 2015-1A A†	1.763	%#	4/15/2027	700	700,576
Jasper CLO Ltd. 2005-1A A†	0.579	%#	8/1/2017	56	56,022
JFIN Revolver CLO Ltd. 2013-1A A†	1.525	%#	1/20/2021	408	408,384
JFIN Revolver CLO Ltd. 2015-4A A†	1.424	%#	4/22/2020	2,700	2,686,829
Madison Park Funding IX Ltd. 2012-9AR B1R†	2.191	%#	8/15/2022	1,400	1,390,392
Morgan Stanley Capital I, Inc. 2006-HE1 A3	0.371	%#	1/25/2036	10	10,210
NextGear Floorplan Master Owner Trust 2015-1A A†	1.80%		7/15/2019	1,757	1,761,501
Oaktree CLO Ltd. 2014-2A A1A†	1.805	%#	10/20/2026	1,300	1,295,680
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.795	%#	4/15/2026	1,179	1,181,241
Octagon Loan Funding Ltd. 2014-1A A1†	1.774	%#	11/18/2026	300	299,751
OHA Park Avenue CLO I Ltd. 2007-1A A1B†	0.501	%#	3/14/2022	599	594,265
OZLM VII Ltd. 2014-7A A1B†	1.764	%#	7/17/2026	1,550	1,551,271
OZLM VIII Ltd. 2014-8A A1A†	1.714	%#	10/17/2026	1,990	1,987,356
SLM Private Education Loan Trust 2010-A 2A†	3.448	%#	5/16/2044	911	948,794
SLM Private Education Loan Trust 2012-A A1†	1.598	%#	8/15/2025	336	336,989
SLM Private Education Loan Trust 2012-E A1†	0.948	%#	10/16/2023	287	286,971
SLM Private Education Loan Trust 2013-B A1†	0.848	%#	7/15/2022	1,009	1,008,467
SLM Student Loan Trust 2011-1 A1	0.719	%#	3/25/2026	270	265,807
Stone Tower CLO V Ltd. 2006-5A A2B†	0.606	%#	7/16/2020	2,500	2,465,608
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.609	%#	4/17/2021	900	886,778
Venture XI CLO Ltd. 2012-11AR BR†	2.259	%#	11/14/2022	500	498,567
Venture XVII CLO Ltd. 2014-17A A†	1.755	%#	7/15/2026	1,500	1,492,719
Venture XVIII CLO Ltd. 2014-18A A†	1.725	%#	10/15/2026	1,250	1,241,944
Westchester CLO Ltd. 2007-1A A1A†	0.503	%#	8/1/2022	681	670,046
Westgate Resorts LLC 2014-1A A†	2.15%		12/20/2026	323	321,532
Westgate Resorts LLC 2014-1A B†	3.25%		12/20/2026	753	751,846
Total					50,767,146
Total Asset-Backed Securities (cost $110,434,592)					110,582,183

CONVERTIBLE BONDS 0.02%

Energy Equipment & Services 0.02%

Chesapeake Energy Corp.	2.75%		11/15/2035	170	167,025

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Oil 0.00%

Oleo e Gas Participacoes SA (Brazil)(a)(b)	10.00%	6/1/2016	BRL	3	$5,080
Oleo e Gas Participacoes SA (Brazil)(a)(b)	10.00%	6/1/2016	BRL	2	3,853
Total					8,933
Total Convertible Bonds (cost $183,045)					175,958

CORPORATE BONDS 40.23%

Aerospace/Defense 0.22%

BAE Systems plc (United Kingdom)†(c)	3.50%	10/11/2016		$200	204,758
Exelis, Inc.	4.25%	10/1/2016		1,078	1,107,939
Harris Corp.	2.70%	4/27/2020		200	196,720
Litton Industries, Inc.	6.75%	4/15/2018		200	224,210
Total					1,733,627

Air Transportation 0.04%

US Airways 2012-1 Class C Pass-Through Trust	9.125%	10/1/2015		332	333,678

Aluminum 0.11%
Novelis, Inc.	8.75%	12/15/2020		900	902,250

Auto Parts: Original Equipment 0.69%

Continental Rubber of America Corp.†	4.50%	9/15/2019		2,759	2,829,051
Hertz Corp. (The)	7.50%	10/15/2018		984	1,007,370
International Automotive Components Group SA (Luxembourg)†(c)	9.125%	6/1/2018		353	361,825
Schaeffler Holding Finance BV PIK (Netherlands)†(c)	6.875%	8/15/2018		1,257	1,300,367
Total					5,498,613

Automotive 1.25%

Ford Motor Credit Co. LLC	3.157%	8/4/2020		1,754	1,757,357
Ford Motor Credit Co. LLC	6.625%	8/15/2017		2,250	2,434,297
General Motors Co.	3.50%	10/2/2018		1,100	1,118,216
General Motors Financial Co., Inc.	2.40%	4/10/2018		1,300	1,285,470
General Motors Financial Co., Inc.	3.00%	9/25/2017		217	218,265
General Motors Financial Co., Inc.	3.25%	5/15/2018		200	201,271
General Motors Financial Co., Inc.	4.75%	8/15/2017		2,425	2,515,637
Kia Motors Corp. (South Korea)†(c)	3.625%	6/14/2016		200	203,335
Tenneco, Inc.	6.875%	12/15/2020		150	157,125
Total					9,890,973

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Money Center 0.63%

Akbank TAS (Turkey)†(c)	3.875%	10/24/2017	$150	$151,875
Bank of America Corp.	5.25%	12/1/2015	800	799,950
Bank of America Corp.	5.42%	3/15/2017	379	398,854
Bank of America Corp.	5.75%	8/15/2016	950	987,249
BBVA Banco Continental SA (Peru)†(c)	2.25%	7/29/2016	600	600,000
Export-Import Bank of Korea (South Korea)(c)	1.133%#	9/17/2016	400	401,496
Export-Import Bank of Korea (South Korea)(c)	3.75%	10/20/2016	200	205,890
Huntington Bancshares, Inc.	7.00%	12/15/2020	376	448,159
Industrial & Commercial Bank of China Ltd.	2.351%	11/13/2017	500	503,180
Wilmington Trust Corp.	8.50%	4/2/2018	350	402,944
Zions Bancorporation	5.50%	11/16/2015	77	77,560
Total				4,977,157

Banks: Regional 2.51%

Banco do Brasil SA	3.875%	1/23/2017	200	201,698
Bank of America Corp.	5.70%	5/2/2017	700	741,042
Bank of America NA	5.30%	3/15/2017	3,020	3,181,990
CIT Group, Inc.	4.25%	8/15/2017	500	508,750
Citigroup, Inc.	5.50%	2/15/2017	686	722,794
Discover Bank	2.00%	2/21/2018	943	934,501
Discover Bank	2.60%	11/13/2018	860	861,852
Discover Bank	8.70%	11/18/2019	796	952,636
Fifth Third Bancorp	5.45%	1/15/2017	350	367,502
First Midwest Bancorp, Inc.	5.875%	11/22/2016	125	130,212
HBOS plc (United Kingdom)†(c)	6.75%	5/21/2018	3,580	3,959,348
Itau Unibanco Holding SA†	2.85%	5/26/2018	500	486,750
Korea Exchange Bank (South Korea)†(c)	2.50%	6/12/2019	300	300,206
Lloyds Bank plc (United Kingdom)†(c)	6.50%	9/14/2020	1,205	1,394,756
Macquarie Bank Ltd. (Australia)†(c)	5.00%	2/22/2017	155	162,359
Popular, Inc.	7.00%	7/1/2019	231	224,359
Regions Financial Corp.	2.00%	5/15/2018	87	86,599
Royal Bank of Scotland plc (The) (United Kingdom)(c)	9.50%	3/16/2022	1,748	1,918,460
Santander Holdings USA, Inc.	4.625%	4/19/2016	250	255,504
Swedbank Hypotek AB (Sweden)†(c)	2.95%	3/28/2016	170	172,254
Turkiye Halk Bankasi AS (Turkey)†(c)	4.75%	6/4/2019	300	299,250
Turkiye Halk Bankasi AS (Turkey)†(c)	4.875%	7/19/2017	1,200	1,228,634
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	3.75%	4/15/2018	300	293,070
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	5.75%	4/24/2017	500	517,970
Total				19,902,496

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.00%

Central American Bottling Corp. (Guatemala)†(c)	6.75%	2/9/2022	$30	$31,425

Broadcasting 0.24%

21st Century Fox America, Inc.	7.60%	10/11/2015	175	176,192
Cox Communications, Inc.†	5.875%	12/1/2016	451	474,496
Cox Communications, Inc.†	9.375%	1/15/2019	1,060	1,276,129
Total				1,926,817

Brokers 0.70%

Jefferies Group LLC	3.875%	11/9/2015	925	928,368
Jefferies Group LLC	5.125%	4/13/2018	200	211,138
Jefferies Group LLC	5.50%	3/15/2016	325	331,493
Jefferies Group LLC	8.50%	7/15/2019	2,941	3,502,072
Raymond James Financial, Inc.	8.60%	8/15/2019	500	609,368
Total				5,582,439

Building Materials 0.31%

Cemex SAB de CV (Mexico)†(c)	5.039%#	10/15/2018	500	525,000
Fortune Brands Home & Security, Inc.	3.00%	6/15/2020	346	345,772
Martin Marietta Materials, Inc.	1.382%#	6/30/2017	525	521,722
Martin Marietta Materials, Inc.	6.60%	4/15/2018	400	445,310
Owens Corning	6.50%	12/1/2016	12	12,675
Owens Corning	9.00%	6/15/2019	148	175,647
Roofing Supply Group LLC/Roofing Supply Finance, Inc.†	10.00%	6/1/2020	409	441,720
Total				2,467,846

Business Services 0.39%

Chicago Parking Meters LLC†	5.489%	12/30/2020	200	218,022
Expedia, Inc.	7.456%	8/15/2018	1,396	1,591,563
McGraw Hill Financial, Inc.†	3.30%	8/14/2020	686	689,969
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	550	548,625
Verisk Analytics, Inc.	4.875%	1/15/2019	41	43,749
Total				3,091,928

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cable Services 0.10%

Time Warner Cable, Inc.	8.25%	4/1/2019	$222	$259,841
Time Warner Cable, Inc.	8.75%	2/14/2019	465	549,908
Total				809,749

Chemicals 1.16%

Airgas, Inc.	3.05%	8/1/2020	434	435,557
Huntsman International LLC	8.625%	3/15/2021	166	173,870
LyondellBasell Industries NV	5.00%	4/15/2019	1,950	2,110,083
Nufarm Australia Ltd. (Australia)†(c)	6.375%	10/15/2019	143	143,894
PetroLogistics LP/PetroLogistics Finance Corp.(d)	6.25%	4/1/2020	1,728	1,830,608
Rockwood Specialties Group, Inc.	4.625%	10/15/2020	3,110	3,228,569
Yara International ASA (Norway)†(c)	7.875%	6/11/2019	1,125	1,311,244
Total				9,233,825

Coal 0.06%

Korea Resources Corp. (South Korea)†(c)	2.25%	4/29/2020	500	492,792

Computer Hardware 0.07%

Hewlett-Packard Co.	2.75%	1/14/2019	533	537,160

Computer Software 0.77%

Aspect Software, Inc.	10.625%	5/15/2017	317	281,338
First Data Corp.	11.25%	1/15/2021	519	574,792
First Data Corp.	12.625%	1/15/2021	1,523	1,753,354
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	1,037	1,110,886
SRA International, Inc.	11.00%	10/1/2019	710	740,175
SunGard Data Systems, Inc.	6.625%	11/1/2019	300	312,375
SunGard Data Systems, Inc.	7.375%	11/15/2018	1,111	1,145,719
SunGard Data Systems, Inc.	7.625%	11/15/2020	200	210,250
Total				6,128,889

Consumer Products 0.11%

Avon Products, Inc.	5.35%	3/15/2020	1,022	876,365

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Containers 0.29%

Coveris Holdings SA (Luxembourg)†(c)	7.875%	11/1/2019	$200	$195,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	7.125%	4/15/2019	100	102,187
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	1,800	1,824,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.00%	4/15/2019	200	205,000
Total				2,326,937

Diversified 0.22%

Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	1,697	1,697,000
Ingersoll-Rand Global Holding Co., Ltd.	2.875%	1/15/2019	71	71,940
Total				1,768,940

Drugs 1.38%

AbbVie, Inc.	2.50%	5/14/2020	1,000	989,751
Baxalta, Inc.†	2.875%	6/23/2020	925	913,976
Capsugel SA PIK (Luxembourg)†(c)	7.00%	5/15/2019	1,779	1,795,678
Express Scripts Holding Co.	2.65%	2/15/2017	200	202,754
Hospira, Inc.	6.05%	3/30/2017	485	519,067
McKesson Corp.	7.50%	2/15/2019	30	34,897
Mylan, Inc.	1.80%	6/24/2016	1,350	1,347,632
Mylan, Inc.	2.60%	6/24/2018	1,250	1,245,485
Par Pharmaceutical Cos., Inc.	7.375%	10/15/2020	703	749,047
Perrigo Co. plc (Ireland)(c)	2.30%	11/8/2018	800	798,721
Valeant Pharmaceuticals International, Inc.†	6.75%	8/15/2018	1,250	1,310,156
Valeant Pharmaceuticals International, Inc.†	7.00%	10/1/2020	1,000	1,037,500
Total				10,944,664

Electric: Power 0.94%

Cleveland Electric Illuminating Co. (The)	8.875%	11/15/2018	1,755	2,098,181
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	43	49,311
Entergy Corp.	3.625%	9/15/2015	275	275,238
Entergy Corp.	4.70%	1/15/2017	1,891	1,943,504
Metropolitan Edison Co.	7.70%	1/15/2019	300	348,755
NextEra Energy Capital Holdings, Inc.	2.056%	9/1/2017	850	852,840
Pennsylvania Electric Co.	6.05%	9/1/2017	100	108,452
PG&E Corp.	2.40%	3/1/2019	25	25,106
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(c)	3.90%	5/1/2016	1,728	1,754,851
Total				7,456,238

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electrical: Household 0.02%

Progress Energy, Inc.	7.05%	3/15/2019	$100	$115,792

Electronics 0.14%

Jabil Circuit, Inc.	7.75%	7/15/2016	500	521,250
Jabil Circuit, Inc.	8.25%	3/15/2018	525	592,016
Total				1,113,266

Electronics: Semi-Conductors/Components 0.30%

KLA-Tencor Corp.	2.375%	11/1/2017	1,248	1,256,731
KLA-Tencor Corp.	3.375%	11/1/2019	1,100	1,124,960
Total				2,381,691

Energy Equipment & Services 1.16%

Cameron International Corp.	1.15%	12/15/2016	90	89,510
Cameron International Corp.	1.40%	6/15/2017	40	39,696
Chesapeake Energy Corp.	6.50%	8/15/2017	350	336,074
Copano Energy LLC/Copano Energy Finance Corp.	7.125%	4/1/2021	3,055	3,189,096
Energy Transfer Partners LP	9.00%	4/15/2019	2,327	2,743,361
Energy Transfer Partners LP	9.70%	3/15/2019	1,773	2,122,222
NRG Energy, Inc.	8.25%	9/1/2020	680	705,500
Total				9,225,459

Engineering & Contracting Services 0.07%

New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	675	590,625

Entertainment 1.01%

CCO Holdings LLC/CCO Holdings Capital Corp.	6.50%	4/30/2021	2,250	2,355,919
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	1,443	1,491,701
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	1,375	1,363,828
Peninsula Gaming LLC/Peninsula Gaming Corp.†	8.375%	2/15/2018	200	209,000
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	552	576,495
Seminole Tribe of Florida, Inc.†	6.535%	10/1/2020	575	609,500
Seminole Tribe of Florida, Inc.†	7.804%	10/1/2020	400	429,000
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	700	740,250
WMG Holdings Corp.†	13.75%	10/1/2019	100	108,143
WMG Holdings Corp.	13.75%	10/1/2019	150	162,215
Total				8,046,051

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services 3.95%

Air Lease Corp.	2.625%	9/4/2018	$646	$644,899
Air Lease Corp.	4.50%	1/15/2016	2,150	2,172,038
Air Lease Corp.	5.625%	4/1/2017	4,183	4,402,607
Alliance Data Systems Corp.†	6.375%	4/1/2020	300	310,125
Banco de Credito del Peru (Peru)†(c)	2.75%	1/9/2018	107	107,503
Bank of America Corp.	7.80%	9/15/2016	2,850	3,027,863
Capital One Financial Corp.	6.15%	9/1/2016	100	104,621
Countrywide Financial Corp.	6.25%	5/15/2016	2,400	2,479,584
Denali Borrower LLC/Denali Finance Corp.†	5.625%	10/15/2020	4,542	4,666,905
Discover Financial Services	6.45%	6/12/2017	291	315,008
Dun & Bradstreet Corp. (The)	2.875%	11/15/2015	1,650	1,655,881
Dun & Bradstreet Corp. (The)	3.25%	12/1/2017	754	767,785
Dun & Bradstreet Corp. (The)	4.00%	6/15/2020	500	503,059
Fidelity National Financial, Inc.	6.60%	5/15/2017	863	924,466
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	225	232,594
Legacy Reserves LP/Legacy Reserves Finance Corp.	8.00%	12/1/2020	325	248,625
Lloyds Bank plc (United Kingdom)(c)	9.875%	12/16/2021	275	301,898
Macquarie Group Ltd. (Australia)†(c)	6.00%	1/14/2020	1,723	1,931,376
Macquarie Group Ltd. (Australia)†(c)	7.625%	8/13/2019	116	135,585
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	1,200	1,255,500
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	780	823,875
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	816	869,040
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	562	582,594
TC Ziraat Bankasi AS (Turkey)†(c)	4.25%	7/3/2019	200	197,952
Utility Contract Funding LLC†	7.944%	10/1/2016	607	628,678
Western Union Co. (The)	2.875%	12/10/2017	1,000	1,019,845
Western Union Co. (The)	3.35%	5/22/2019	625	642,362
Western Union Co. (The)	5.93%	10/1/2016	416	434,425
Total				31,386,693

Financial: Miscellaneous 0.32%

Kayne Anderson MLP Investment Co.	1.536%#	8/19/2016	1,700	1,699,413
Navient Corp.	4.875%	6/17/2019	432	405,000
Navient Corp.	5.50%	1/15/2019	450	430,875
Total				2,535,288

Food 1.31%

Bumble Bee Holdings, Inc.†	9.00%	12/15/2017	825	850,575
ConAgra Foods, Inc.	1.30%	1/25/2016	500	500,235
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. (Greece)†(c)	9.875%	2/1/2020	300	315,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food (continued)

JBS USA LLC/JBS USA Finance, Inc. †	7.25%	6/1/2021	$1,556	$1,631,855
Kraft Heinz Foods Co.†	1.60%	6/30/2017	1,167	1,166,499
Minerva Luxembourg SA (Luxembourg)†(c)	12.25%	2/10/2022	200	217,000
Southern States Cooperative, Inc.†	10.00%	8/15/2021	263	239,330
Tesco plc (United Kingdom)†(c)	5.50%	11/15/2017	2,550	2,705,083
US Foods, Inc.	8.50%	6/30/2019	1,959	2,047,155
Want Want China Finance Ltd. (China)†(c)	1.875%	5/14/2018	700	688,872
Total				10,362,354

Gaming 0.47%

CCM Merger, Inc.†	9.125%	5/1/2019	1,050	1,123,500
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	479	481,395
Pinnacle Entertainment, Inc.	7.50%	4/15/2021	1,327	1,409,937
Pinnacle Entertainment, Inc.	8.75%	5/15/2020	673	706,650
Total				3,721,482

Health Care 0.07%

Zoetis, Inc.	1.875%	2/1/2018	535	531,901

Health Care Products 0.97%

Boston Scientific Corp.	2.65%	10/1/2018	23	23,175
Boston Scientific Corp.	2.85%	5/15/2020	400	397,834
Forest Laboratories LLC†	4.375%	2/1/2019	3,845	4,021,028
Immucor, Inc.	11.125%	8/15/2019	876	924,180
Kinetic Concepts, Inc./KCI USA, Inc.	12.50%	11/1/2019	1,053	1,134,607
Life Technologies Corp.	6.00%	3/1/2020	1,038	1,169,580
Total				7,670,404

Health Care Services 1.80%

Capella Healthcare, Inc.	9.25%	7/1/2017	1,000	1,030,000
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	1,400	1,466,500
Emdeon, Inc.	11.00%	12/31/2019	445	479,488
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	1,400	1,454,446
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	5,716	5,944,640
Senior Housing Properties Trust	3.25%	5/1/2019	794	796,113
Senior Housing Properties Trust	4.30%	1/15/2016	1,000	1,003,128
Senior Housing Properties Trust	6.75%	4/15/2020	450	502,627
Tenet Healthcare Corp.	8.00%	8/1/2020	1,550	1,621,687
Total				14,298,629

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Hospital Management 0.02%

Universal Health Services, Inc.†	3.75%	8/1/2019	$152	$155,610

Hospital Supplies 0.13%

Becton, Dickinson & Co.	6.375%	8/1/2019	925	1,060,316

Industrial Products 0.07%

PPL UK Distribution Holdings Ltd./Western Power Distribution Ltd. (United Kingdom)†(c)	7.25%	12/15/2017	525	569,723

Insurance 0.67%

CNO Financial Group, Inc.	4.50%	5/30/2020	258	266,385
Kemper Corp.	6.00%	5/15/2017	500	528,813
TIAA Asset Management Finance Co. LLC†	2.95%	11/1/2019	786	791,740
Torchmark Corp.	6.375%	6/15/2016	625	649,876
Willis Group Holdings plc (United Kingdom)(c)	4.125%	3/15/2016	1,375	1,394,286
Willis North America, Inc.	6.20%	3/28/2017	1,625	1,720,510
Total				5,351,610

Investment Management Companies 0.15%

Lazard Group LLC	6.85%	6/15/2017	179	193,829
Leucadia National Corp.	8.125%	9/15/2015	1,000	1,002,500
Total				1,196,329

Leasing 0.73%

Aviation Capital Group Corp.†	3.875%	9/27/2016	500	508,750
Aviation Capital Group Corp.†	4.625%	1/31/2018	2,000	2,057,500
Aviation Capital Group Corp.†	7.125%	10/15/2020	341	399,822
International Lease Finance Corp.	5.875%	4/1/2019	115	122,619
International Lease Finance Corp.	6.25%	5/15/2019	350	378,000
International Lease Finance Corp.†	7.125%	9/1/2018	1,565	1,733,504

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leasing (continued)

Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.875%	7/17/2018	$50	$50,658
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.20%	7/15/2020	502	503,205
Total				5,754,058

Leisure 0.07%

Central Garden & Pet Co.	8.25%	3/1/2018	559	571,577

Lodging 0.83%

Host Hotels & Resorts LP	6.00%	11/1/2020	5,811	6,011,619
Hyatt Hotels Corp.†	6.875%	8/15/2019	50	57,685
Studio City Finance Ltd. (Hong Kong)†(c)	8.50%	12/1/2020	541	532,885
Total				6,602,189

Machinery: Agricultural 0.13%

Imperial Tobacco Finance plc (United Kingdom)†(c)	2.95%	7/21/2020	1,000	994,343

Machinery: Industrial/Specialty 0.00%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019	33	31,886

Media 0.33%

Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	400	431,500
Sirius XM Radio, Inc.†	5.25%	8/15/2022	150	158,062
Univision Communications, Inc.†	8.50%	5/15/2021	947	992,096
Viacom, Inc.	2.75%	12/15/2019	300	295,132
WideOpenWest Finance LLC/WideOpenWest Capital Corp.	10.25%	7/15/2019	709	736,474
Total				2,613,264

Merchandising 0.07%

Kemet Corp.	10.50%	5/1/2018	581	551,950

Metal Fabricating 0.21%

Edgen Murray Corp.†	8.75%	11/1/2020	1,346	1,451,997
Glencore Canada Corp. (Canada)(c)	5.50%	6/15/2017	200	205,990
Glencore Canada Corp. (Canada)(c)	6.00%	10/15/2015	25	25,106
Total				1,683,093

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 0.61%

Anglo American Capital plc (United Kingdom)†(c)	1.239%#	4/15/2016	$250	$250,025
Barrick Gold Corp. (Canada)(c)	2.90%	5/30/2016	50	50,387
Barrick International Barbados Corp. (Barbados)†(c)	5.75%	10/15/2016	75	78,264
Glencore Finance Canada Ltd. (Canada)†(c)	5.80%	11/15/2016	189	193,569
Glencore Finance Canada Ltd. (Canada)†(c)	3.60%	1/15/2017	838	837,641
Kinross Gold Corp. (Canada)(c)	3.625%	9/1/2016	2,500	2,467,682
New Gold, Inc. (Canada)†(c)	7.00%	4/15/2020	1,038	1,000,372
Total				4,877,940

Miscellaneous 0.02%

Magellan Midstream Partners LP	5.65%	10/15/2016	175	183,145

Natural Gas 0.19%

Bill Barrett Corp.	7.625%	10/1/2019	185	147,538
Kinder Morgan, Inc.	7.00%	6/15/2017	850	913,629
Kinder Morgan, Inc.	7.25%	6/1/2018	300	333,616
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	110	113,218
Total				1,508,001

Oil 2.18%

Afren plc (United Kingdom)†(a)(c)	6.625%	12/9/2020	200	9,000
Afren plc (United Kingdom)†(a)(c)	10.25%	4/8/2019	200	10,000
Afren plc (United Kingdom)†(a)(c)	11.50%	2/1/2016	400	18,000
Antero Resources Corp.	6.00%	12/1/2020	700	672,000
Canadian Oil Sands Ltd. (Canada)†(c)	7.75%	5/15/2019	724	769,066
Chaparral Energy, Inc.	8.25%	9/1/2021	528	242,880
Chaparral Energy, Inc.	9.875%	10/1/2020	780	405,600
CNPC General Capital Ltd.†	1.45%	4/16/2016	400	400,488
CNPC General Capital Ltd.†	2.75%	4/19/2017	200	202,703
Concho Resources, Inc.	6.50%	1/15/2022	350	358,824
Concho Resources, Inc.	7.00%	1/15/2021	180	184,500
Continental Resources, Inc.	7.125%	4/1/2021	2,483	2,591,631
Continental Resources, Inc.	7.375%	10/1/2020	2,634	2,717,959
DCP Midstream LLC†	9.75%	3/15/2019	875	968,778
Harvest Operations Corp. (Canada)†(c)	2.125%	5/14/2018	200	199,762
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	625	641,875
MEG Energy Corp. (Canada)†(c)	6.50%	3/15/2021	500	420,250
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	500	558,263
Petroleos de Venezuela SA (Venezuela)(c)	5.25%	4/12/2017	100	42,740
Plains All American Pipeline LP/PAA Finance Corp.	8.75%	5/1/2019	40	46,757
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(c)	5.832%	9/30/2016	301	310,716

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Seven Generations Energy Ltd. (Canada)†(c)	8.25%	5/15/2020	$466	$466,000
Sinopec Group Overseas Development 2013 Ltd.†	2.50%	10/17/2018	500	502,011
Sinopec Group Overseas Development 2014 Ltd.†	1.063%#	4/10/2017	700	699,762
Sinopec Group Overseas Development 2015 Ltd.†	2.50%	4/28/2020	500	490,591
Valero Energy Corp.	9.375%	3/15/2019	1,600	1,952,125
Whiting Canadian Holding Co. ULC	8.125%	12/1/2019	1,334	1,287,310
Woodside Finance Ltd. (Australia)†(c)	8.75%	3/1/2019	100	119,444
Total				17,289,035

Oil: Crude Producers 2.45%

Anadarko Petroleum Corp.	5.95%	9/15/2016	772	805,756
Anadarko Petroleum Corp.	6.375%	9/15/2017	43	46,546
Anadarko Petroleum Corp.	8.70%	3/15/2019	50	59,300
Cimarex Energy Co.	5.875%	5/1/2022	208	219,440
Columbia Pipeline Group, Inc.†	3.30%	6/1/2020	651	650,440
Devon Energy Corp.	6.30%	1/15/2019	199	222,843
Enbridge Energy Partners LP	5.20%	3/15/2020	300	321,070
Enbridge Energy Partners LP	9.875%	3/1/2019	125	150,673
EnLink Midstream Partners LP/EnLink Midstream Finance Corp.	7.125%	6/1/2022	1,931	2,132,212
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	125	144,647
Hiland Partners LP/Hiland Partners Finance Corp.†	5.50%	5/15/2022	366	372,634
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	3,215	3,415,937
Kinder Morgan Finance Co. LLC	5.70%	1/5/2016	400	405,296
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	947	987,247
Noble Energy, Inc.	5.625%	5/1/2021	1,197	1,209,847
Noble Energy, Inc.	5.875%	6/1/2022	1,100	1,115,982
OGX Austria GmbH (Austria)†(a)(c)	8.50%	6/1/2018	225	1,350
Range Resources Corp.	5.75%	6/1/2021	470	453,550
Regency Energy Partners LP/Regency Energy Finance Corp.	6.50%	7/15/2021	1,275	1,322,812
Sabine Pass LNG LP	6.50%	11/1/2020	761	776,220
Sabine Pass LNG LP	7.50%	11/30/2016	200	207,000
Spectra Energy Partners LP	2.95%	6/15/2016	185	186,936
Sunoco Logistics Partners Operations LP	6.125%	5/15/2016	400	413,097
Sunoco, Inc.	5.75%	1/15/2017	250	260,560
W&T Offshore, Inc.	8.50%	6/15/2019	351	166,725
Williams Partners LP/ACMP Finance Corp.	4.875%	5/15/2023	883	833,077
Williams Partners LP/ACMP Finance Corp.	6.125%	7/15/2022	2,555	2,606,956
Total				19,488,153

Oil: Integrated Domestic 0.58%

Buckeye Partners LP	4.875%	2/1/2021	250	253,454
Buckeye Partners LP	6.05%	1/15/2018	225	237,527

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic (continued)

Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	$362	$343,900
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.50%	11/15/2020	822	768,570
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.625%	5/1/2021	1,349	1,244,453
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.75%	2/1/2022	544	496,400
Kinder Morgan Energy Partners LP	6.50%	4/1/2020	337	374,614
Rowan Cos., Inc.	7.875%	8/1/2019	825	886,416
Total				4,605,334

Oil: Integrated International 0.99%

Petrobras Global Finance BV (Netherlands)(c)	1.953%#	5/20/2016	700	687,820
Petrobras Global Finance BV (Netherlands)(c)	2.429%#	1/15/2019	200	176,500
Petrobras Global Finance BV (Netherlands)(c)	2.643%#	3/17/2017	2,200	2,090,000
Petrobras Global Finance BV (Netherlands)(c)	3.50%	2/6/2017	200	193,662
Petrobras Global Finance BV (Netherlands)(c)	3.875%	1/27/2016	550	550,396
Petroleos Mexicanos (Mexico)(c)	2.307%#	7/18/2018	800	813,488
Transocean, Inc.	6.875%	12/15/2021	578	462,400
Weatherford International Ltd.	9.625%	3/1/2019	2,675	2,922,767
Total				7,897,033

Paper & Forest Products 0.23%

Coveris Holding Corp.†	10.00%	6/1/2018	1,250	1,306,250
Mercer International, Inc. (Canada)(c)	7.00%	12/1/2019	500	512,500
Total				1,818,750

Production Technology Equipment 0.04%

CNOOC Finance 2013 Ltd. (Hong Kong)(c)	1.75%	5/9/2018	300	296,862

Real Estate Investment Trusts 1.64%

American Tower Corp.	2.80%	6/1/2020	1,000	989,396
American Tower Corp.	7.25%	5/15/2019	2,525	2,915,615
ARC Properties Operating Partnership LP	2.00%	2/6/2017	500	489,375
ARC Properties Operating Partnership LP	3.00%	2/6/2019	1,415	1,358,400
DDR Corp.	7.50%	4/1/2017	300	325,154
DDR Corp.	7.50%	7/15/2018	481	550,679
DDR Corp.	9.625%	3/15/2016	130	135,695
Digital Realty Trust LP	5.875%	2/1/2020	1,794	2,001,571
Duke Realty LP	5.50%	3/1/2016	400	408,027
EPR Properties	7.75%	7/15/2020	1,100	1,295,055
HCP, Inc.	6.30%	9/15/2016	68	71,239

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

Healthcare Realty Trust, Inc.	5.75%	1/15/2021	$200	$221,644
Hospitality Properties Trust	6.30%	6/15/2016	500	506,310
Iron Mountain, Inc.	8.375%	8/15/2021	100	103,100
Kilroy Realty LP	4.80%	7/15/2018	494	524,434
Reckson Operating Partnership LP	6.00%	3/31/2016	250	256,282
SL Green Realty Corp.	7.75%	3/15/2020	600	708,816
Ventas Realty LP	1.55%	9/26/2016	150	150,314
Total				13,011,106

Restaurants 0.53%

Darden Restaurants, Inc.	6.45%	10/15/2017	2,849	3,138,399
Yum! Brands, Inc.	6.25%	4/15/2016	1,000	1,030,299
Total				4,168,698

Retail 0.44%

Checkers Drive-In Restaurants, Inc.†	11.00%	12/1/2017	75	80,625
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	1,538	661,340
DBP Holding Corp.†	7.75%	10/15/2020	335	223,613
Party City Holdings, Inc.	8.875%	8/1/2020	425	453,687
PETCO Holdings, Inc. PIK†	8.50%	10/15/2017	1,398	1,425,960
QVC, Inc.	3.125%	4/1/2019	147	145,545
Serta Simmons Bedding LLC†	8.125%	10/1/2020	500	531,875
Total				3,522,645

Retail: Specialty 0.01%

Petco Animal Supplies, Inc.†	9.25%	12/1/2018	100	103,750

Steel 0.45%

Allegheny Technologies, Inc.	9.375%	6/1/2019	1,668	1,797,270
Glencore Funding LLC†	1.487%#	5/27/2016	1,050	1,042,568
Glencore Funding LLC†	1.70%	5/27/2016	500	498,732
Vale Overseas Ltd. (Brazil)(c)	6.25%	1/11/2016	200	203,300
Total				3,541,870

Technology 0.24%

Alibaba Group Holding Ltd. (China)†(c)	1.625%	11/28/2017	1,000	992,396
Baidu, Inc. (China)(c)	2.25%	11/28/2017	200	199,895
Baidu, Inc. (China)(c)	2.75%	6/9/2019	200	198,143
Baidu, Inc. (China)(c)	3.25%	8/6/2018	500	509,242
Total				1,899,676

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 1.31%

Altice Financing SA (Luxembourg)†(c)	7.875%	12/15/2019	$1,100	$1,152,250
AT&T, Inc.	2.45%	6/30/2020	1,125	1,116,193
AT&T, Inc.	5.80%	2/15/2019	1,500	1,661,259
Block Communications, Inc.†	7.25%	2/1/2020	650	656,500
Embarq Corp.	7.082%	6/1/2016	175	181,291
Frontier Communications Corp.	8.50%	4/15/2020	1,435	1,478,050
Intelsat Jackson Holdings SA (Luxembourg)(c)	7.25%	4/1/2019	1,328	1,303,100
Sable International Finance Ltd.†	8.75%	2/1/2020	750	799,687
T-Mobile USA, Inc.	6.464%	4/28/2019	1,555	1,603,594
T-Mobile USA, Inc.	6.625%	11/15/2020	409	424,338
Total				10,376,262

Telephone-Long Distance 0.08%

America Movil SAB de CV (Mexico)(c)	1.288%#	9/12/2016	600	602,830

Tobacco 0.52%

Reynolds American, Inc.†	3.50%	8/4/2016	100	101,800
Reynolds American, Inc.	6.75%	6/15/2017	300	324,702
Reynolds American, Inc.†	6.875%	5/1/2020	117	135,416
Reynolds American, Inc.	7.75%	6/1/2018	525	599,859
Reynolds American, Inc.†	8.125%	6/23/2019	2,538	2,995,609
Total				4,157,386

Transportation: Miscellaneous 0.18%

Asciano Finance Ltd. (Australia)†(c)	3.125%	9/23/2015	525	525,454
Kazakhstan Temir Zholy Finance BV (Netherlands)(c)	7.00%	5/11/2016	300	307,875
Ryder System, Inc.	5.85%	11/1/2016	175	183,946
Transnet SOC Ltd. (South Africa)†(c)	4.50%	2/10/2016	400	405,012
Total				1,422,287

Truckers 0.07%

Con-way, Inc.	7.25%	1/15/2018	463	513,357

Utilities 0.23%

Origin Energy Finance Ltd. (Australia)†(c)	3.50%	10/9/2018	1,100	1,112,087
Public Service Co. of New Mexico	7.95%	5/15/2018	635	721,658
Total				1,833,745

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Utilities: Electrical 0.05%

Israel Electric Corp. Ltd. (Israel)†(c)	6.70%	2/10/2017	$400	$426,500
Total Corporate Bonds (cost $325,465,439)				319,574,756

FLOATING RATE LOANS(e) 4.48%

Aerospace/Defense 0.49%

Alliant Techsystems, Inc. Term Loan B	3.50%	11/1/2020	496	496,667
Delos Finance S.A.R.L. Term Loan (Luxembourg)(c)	3.50%	3/6/2021	2,583	2,585,260
DigitalGlobe, Inc. Term Loan	3.75%	1/31/2020	821	819,090
Total				3,901,017

Air Transportation 0.02%

Delta Air Lines, Inc. 2014 Term Loan B2	2.453%	4/18/2016	175	174,614

Consumer Products 0.21%

Harris Corp. 3 Year Tranche Term Loan	1.70%	3/16/2018	566	566,914
Harris Corp. 5 Year Tranche Term Loan	1.70%	3/16/2020	1,121	1,124,053
Total				1,690,967

Containers 0.07%

Owens-Brockway Glass Container, Inc. Term Loan B	3.50%	9/1/2022	508	509,112

Drugs 0.01%

Warner Chilcott Corp. 3 Year Term Loan	1.698%	10/1/2016	104	103,449

Energy Equipment & Services 0.03%

Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	425	210,375

Financial Services 0.16%

Synchrony Financial Term Loan	2.091%	7/30/2019	1,287	1,284,262

Food 0.15%

Aramark Corp. Term Loan E	3.25%	9/7/2019	1,218	1,216,563

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming 0.63%

Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	$3,412	$3,399,581
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	1,568	1,567,560
Total				4,967,141

Health Care 0.90%

Amgen, Inc. Term Loan	1.282%	9/18/2018	280	279,622
Becton, Dickinson & Co. Term Loan	1.453%	11/26/2021	300	301,314
Express Scripts Holding Co. 2 Year Term Loan	1.323%	4/28/2017	440	438,900
Express Scripts Holding Co. 5 Year Term Loan	1.448%	4/28/2020	750	749,063
Fresenius Medical Care AG & Co. KGaA Tranche A Term Loan	1.672%	10/30/2017	1,243	1,242,895
Fresenius US Finance I, Inc. Tranche B Term Loan (Germany)(c)	2.282%	8/7/2019	2,194	2,199,472
Mallinckrodt International Finance SA Incremental Term Loan B1 (Luxembourg)(c)	3.50%	3/19/2021	322	320,932
Mallinckrodt International Finance SA Initial Term Loan B (Luxembourg)(c)	3.25%	3/19/2021	1,407	1,399,795
PharMedium Healthcare Corp. 2nd Lien Initial Term Loan	7.75%	1/28/2022	247	247,618
Total				7,179,611

Leisure 0.01%

ROC Finance LLC Funded Term Loan B	5.00%	6/20/2019	98	94,320

Media 0.49%

AMC Networks, Inc. Term Loan A	1.942%	12/16/2019	3,151	3,121,209
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	791	785,704
Total				3,906,913

Miscellaneous 0.11%

Dell International LLC Term Loan B2	4.00%	4/29/2020	848	845,052

Retail 0.06%

Staples, Inc. Initial Term Loan	— (f)	4/23/2021	500	498,625

Services 0.35%

Hertz Corp. (The) Letter of Credit Term Loan	1.00%	3/11/2018	913	905,582
Kasima LLC Term Loan	3.25%	5/17/2021	1,711	1,707,960
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021	125	123,629
Total				2,737,171

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Technology 0.27%

Avago Technologies Cayman Ltd. Term Loan	3.75%	5/6/2021		$1,628	$1,629,458
Sensata Technologies B.V. 6th Amendment Term Loan (Netherlands)(c)	3.00%	10/14/2021		496	496,177
Total					2,125,635

Telecommunications 0.30%

Activision Blizzard, Inc. Term Loan	3.25%	10/12/2020		2,124	2,129,639
American Tower Corp. Term Loan A	1.45%	1/3/2019		250	248,516
Total					2,378,155

Utilities 0.18%

Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/21/2020		636	620,100
Panda Sherman Power LLC Advance Construction Term Loan	9.00%	9/14/2018		198	189,873
Texas Competitive Electric Holdings Co. LLC DIP 2014 Delayed Draw Term Loan	3.75%	5/5/2016		583	584,277
Total					1,394,250

Utilities: Miscellaneous 0.04%

Moxie Patriot LLC Advanced Construction Term Loan B1	6.75%	12/19/2020		356	347,100
Total Floating Rate Loans (cost $35,808,688)					35,564,332

FOREIGN BONDS(b) 0.08%

France 0.02%

SMCP SAS†	8.875%	6/15/2020	EUR	131	158,027

Luxembourg 0.03%

Findus Bondco SA†	9.125%	7/1/2018	EUR	200	236,172

United Kingdom 0.03%

R&R Ice Cream plc PIK†	9.25%	5/15/2018	EUR	200	227,797
Total Foreign Bonds (cost $666,123)					621,996

FOREIGN GOVERNMENT OBLIGATIONS(c) 0.22%

Argentina 0.04%

City of Buenos Aires†	9.95%	3/1/2017		$200	208,025
Provincia de Neuquen†	7.875%	4/26/2021		105	103,950
Total					311,975

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Brazil 0.08%

Federal Republic of Brazil	8.00%		1/15/2018	$611		$658,472

Dominican Republic 0.01%

Dominican Republic†	9.04%		1/23/2018	66		70,169

Gabon 0.00%

Republic of Gabon†	6.375%		12/12/2024	—	(g)	791

Indonesia 0.03%

Perusahaan Penerbit SBSN†	4.00%		11/21/2018	200		207,000

Mongolia 0.02%

Republic of Mongolia†	4.125%		1/5/2018	200		182,000

Peru 0.02%

Republic of Peru	8.375%		5/3/2016	100		104,750

Poland 0.02%

Republic of Poland	5.00%		10/19/2015	175		176,117
Total Foreign Government Obligations (cost $1,721,406)						1,711,274

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.80%

Federal Home Loan Mortgage Corp. 2011-K704 B†	4.69	%#	10/25/2030	2,940		3,093,897
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.303	%#	9/25/2044	135		140,060
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.167	%#	11/25/2044	300		314,149
Federal Home Loan Mortgage Corp. 2012-K707 B†	4.019	%#	1/25/2047	100		103,216
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.887	%#	2/25/2045	500		508,980
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.872	%#	4/25/2045	1,225		1,263,445
Federal Home Loan Mortgage Corp. 2012-K709 C†	3.872	%#	4/25/2045	1,693		1,736,783
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.95	%#	6/25/2047	200		207,614
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.684	%#	8/25/2045	1,446		1,499,364
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.484	%#	5/25/2045	300		306,028
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.274	%#	4/25/2046	925		934,961
Government National Mortgage Assoc. 2013-162 A	2.75%		9/16/2046	137		137,755
Government National Mortgage Assoc. 2013-171 IO	1.025	%#	6/16/2054	8,651		709,527
Government National Mortgage Assoc. 2013-193 IO	1.089	%#	1/16/2055	3,603		296,092
Government National Mortgage Assoc. 2014-112 A	3.00%		1/16/2048	472		487,045

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	$693	$701,412
Government National Mortgage Assoc. 2014-15 IO	1.059	%#	8/16/2054	9,239	679,743
Government National Mortgage Assoc. 2014-64 IO	1.308	%#	12/16/2054	58,600	5,146,047
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	42	42,379
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	318	319,616
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	464	472,330
Government National Mortgage Assoc. 2015-48 AS	2.90	%#	2/16/2049	2,184	2,221,705
Government National Mortgage Assoc. 2015-73 AC	2.90	%#	2/16/2053	901	918,976
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $22,277,040)					22,241,124

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.24%

Federal Home Loan Mortgage Corp.	2.242	%#	6/1/2038	189	200,004
Federal Home Loan Mortgage Corp.	2.255	%#	2/1/2038	546	580,495
Federal Home Loan Mortgage Corp.	2.273	%#	4/1/2037	166	176,395
Federal Home Loan Mortgage Corp.	2.312	%#	12/1/2036	433	462,647
Federal Home Loan Mortgage Corp.	2.319	%#	7/1/2034	402	426,198
Federal Home Loan Mortgage Corp.	2.335	%#	10/1/2038	122	130,829
Federal Home Loan Mortgage Corp.	2.342	%#	5/1/2036	158	168,392
Federal Home Loan Mortgage Corp.	2.372	%#	10/1/2039	198	210,533
Federal Home Loan Mortgage Corp.	2.427	%#	6/1/2038	132	139,942
Federal Home Loan Mortgage Corp.	2.485	%#	9/1/2036	391	419,846
Federal Home Loan Mortgage Corp.	2.543	%#	2/1/2037	342	367,561
Federal Home Loan Mortgage Corp.	3.083	%#	10/1/2043	2,639	2,736,147
Federal Home Loan Mortgage Corp.	3.139	%#	11/1/2043	3,239	3,370,861
Federal Home Loan Mortgage Corp.	3.224	%#	12/1/2040	1,898	1,996,970
Federal Home Loan Mortgage Corp.	3.733	%#	12/1/2040	1,291	1,354,963
Federal National Mortgage Assoc.	2.02	%#	6/1/2038	758	803,282
Federal National Mortgage Assoc.	2.079	%#	1/1/2036	1,174	1,245,865
Federal National Mortgage Assoc.	2.147	%#	10/1/2035	638	677,271
Federal National Mortgage Assoc.	2.154	%#	3/1/2039	286	302,326
Federal National Mortgage Assoc.	2.268	%#	8/1/2037	33	35,426
Federal National Mortgage Assoc.	2.281	%#	11/1/2038	1,222	1,298,511
Federal National Mortgage Assoc.	2.292	%#	9/1/2038	310	329,979
Federal National Mortgage Assoc.	2.33	%#	8/1/2038	158	167,507
Federal National Mortgage Assoc.	2.365	%#	1/1/2038	417	445,909
Federal National Mortgage Assoc.	2.412	%#	3/1/2038	169	181,172
Federal National Mortgage Assoc.	2.508	%#	12/1/2038	177	189,429
Federal National Mortgage Assoc.	2.58%		11/1/2018	493	509,278
Federal National Mortgage Assoc.	2.894	%#	6/1/2042	3,735	3,855,457

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	2.94%#	5/1/2042	$4,253	$4,397,734
Federal National Mortgage Assoc.	3.152%#	3/1/2042	4,308	4,547,929
Federal National Mortgage Assoc.	3.357%#	12/1/2040	417	441,016
Federal National Mortgage Assoc.	3.416%#	12/1/2040	751	795,668
Federal National Mortgage Assoc.	3.448%#	10/1/2040	282	297,772
Federal National Mortgage Assoc.	3.975%#	4/1/2040	408	436,186
Total Government Sponsored Enterprises Pass-Throughs (cost $33,664,992)				33,699,500

MUNICIPAL BONDS 0.30%

General Obligation 0.01%

IL State GO	4.35%	6/1/2018	100	102,965

Industrial 0.03%

NYC IDA - American Airlines AMT	2.00%#	8/1/2028	200	200,358

Miscellaneous 0.10%

IL State GO	2.77%	4/1/2018	350	349,727
IL State GO	4.833%	2/1/2017	100	102,856
IL State GO	5.365%	3/1/2017	100	103,578
IL State GO	5.665%	3/1/2018	100	107,194
New Jersey Econ Dev Auth (AGM)	Zero Coupon	2/15/2019	100	90,729
Total				754,084

Nursing Home 0.06%

New Jersey Econ Dev Auth	2.421%	6/15/2018	500	493,405

Power 0.00%

Guam Pwr Auth	7.50%	10/1/2015	35	35,001

Transportation 0.10%

New Jersey Transp Tr Fnd Auth	1.087%	12/15/2016	500	497,830
New Jersey Transp Tr Fnd Auth	5.00%	12/15/2018	300	318,807
Total				816,637
Total Municipal Bonds (cost $2,412,781)				2,402,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 22.77%

Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	$933	$972,280
Aventura Mall Trust 2013-AVM A†	3.867	%#	12/5/2032	1,050	1,112,450
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.808	%#	6/15/2028	350	355,687
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.808	%#	6/15/2028	620	624,544
BAMLL-DB Trust 2012-OSI A1†	2.343%		4/13/2029	433	435,632
BAMLL-DB Trust 2012-OSI A2FX†	3.352%		4/13/2029	527	538,410
Banc of America Commercial Mortgage Trust 2006-6 AM	5.39%		10/10/2045	2,500	2,595,202
Banc of America Commercial Mortgage Trust 2007-2 AM	5.794	%#	4/10/2049	2,500	2,631,127
Banc of America Commercial Mortgage Trust 2007-3 AM	5.733	%#	6/10/2049	500	529,648
Banc of America Commercial Mortgage Trust 2007-3 AMF	5.317%		6/10/2049	700	738,040
Banc of America Re-REMIC Trust 2009-UB1 A4B†	5.666	%#	6/24/2050	1,000	1,054,500
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%		12/16/2043	379	392,036
Banc of America Re-REMIC Trust 2010-UB3 A4B3†	6.146	%#	2/15/2051	230	242,071
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	250	247,907
BBCMS Trust 2015-VFM A1†	2.466%		3/15/2036	541	533,801
BBCMS Trust 2015-VFM X IO†	0.623	%#	3/15/2036	95,898	2,895,518
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E†	5.406%		11/11/2041	595	648,064
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F†	5.882	%#	11/11/2041	595	649,280
Bear Stearns Commercial Mortgage Securities Trust 2007-PW16 AM	5.895	%#	6/11/2040	2,000	2,109,117
Bear Stearns Commercial Mortgage Securities Trust 2007-PW17 AM	5.915	%#	6/11/2050	2,000	2,140,873
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	164	178,480
BWAY Mortgage Trust 2013-1515 XB IO†	0.534	%#	3/10/2033	47,800	1,687,101
CFCRE Commercial Mortgage Trust 2011-C1 A2†	3.759%		4/15/2044	2,470	2,487,672
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.76	%#	12/15/2047	204	234,941
CG-CCRE Commercial Mortgage Trust 2014-FL1 A†	1.148	%#	6/15/2031	350	349,538
CG-CCRE Commercial Mortgage Trust 2014-FL1 XCP IO†	1.515	%#	6/15/2031	4,500	20,371
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	488	496,615
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	366	372,607

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

CGBAM Commercial Mortgage Trust 2015-SMRT F†	3.912	%#	4/10/2028	$170	$162,357
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.899	%#	12/10/2049	4,000	4,193,028
Citigroup Commercial Mortgage Trust 2010-RR2 CA3B†	5.311%		12/19/2039	160	165,092
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	740	743,269
Citigroup Commercial Mortgage Trust 2013-SMP C†	2.738%		1/12/2030	3,850	3,889,201
Citigroup Commercial Mortgage Trust 2013-SMP D†	3.008	%#	1/12/2030	500	504,214
Citigroup Commercial Mortgage Trust 2014-388G B†	1.248	%#	6/15/2033	452	448,251
Citigroup Commercial Mortgage Trust 2014-388G C†	1.598	%#	6/15/2033	250	248,844
Citigroup Commercial Mortgage Trust 2014-388G XCP IO†	0.643%		6/15/2033	20,000	57,000
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.319	%#	7/10/2047	3,452	67,825
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.604	%#	6/10/2048	6,201	208,628
Citigroup Mortgage Loan Trust 2013-2 2A1†	0.301	%#	10/25/2036	499	484,095
Citigroup Mortgage Loan Trust 2013-2 5A1†	0.331	%#	7/25/2036	516	489,940
Citigroup Mortgage Loan Trust 2013-3 1A1†	0.811	%#	7/25/2036	685	660,928
COBALT CMBS Commercial Mortgage Trust 2007-C2 AM†	5.461%		4/15/2047	220	231,987
COBALT CMBS Commercial Mortgage Trust 2007-C2 AMFX	5.526%		4/15/2047	2,040	2,154,743
Commercial Mortgage Pass-Through Certificates 2004-LB2A G†	5.54%		3/10/2039	750	830,586
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	434	433,299
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	6.043	%#	7/10/2046	100	112,915
Commercial Mortgage Pass-Through Certificates 2012-9W57 X IO†	1.525	%#	2/10/2029	12,000	205,920
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	2.098	%#	10/15/2045	5,752	533,532
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	761	753,230
Commercial Mortgage Pass-Through Certificates 2012-MVP A†	2.137	%#	11/17/2026	114	113,819
Commercial Mortgage Pass-Through Certificates 2012-MVP B†	1.798	%#	11/17/2026	1,519	1,517,511
Commercial Mortgage Pass-Through Certificates 2012-MVP C†	2.348	%#	11/17/2026	405	404,780
Commercial Mortgage Pass-Through Certificates 2012-MVP D†	3.198	%#	11/17/2026	1,300	1,301,316
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	56	56,470
Commercial Mortgage Pass-Through Certificates 2013-CR7 A2	2.022%		3/10/2046	500	504,585
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.656	%#	3/10/2046	11,360	833,722
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.83	%#	6/10/2046	19,487	638,172

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	$1,640	$1,677,868
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	550	541,499
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.461	%#	8/10/2047	3,621	266,206
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	2.031	%#	7/13/2031	1,500	1,492,541
Commercial Mortgage Pass-Through Certificates 2014-FL4 XCP IO†	Zero Coupon		9/13/2015	3,144	3,842
Commercial Mortgage Pass-Through Certificates 2014-KYO A†	1.092	%#	6/11/2027	1,115	1,112,472
Commercial Mortgage Pass-Through Certificates 2014-KYO B†	1.492	%#	6/11/2027	1,000	991,790
Commercial Mortgage Pass-Through Certificates 2014-KYO C†	1.842	%#	6/11/2027	600	599,792
Commercial Mortgage Pass-Through Certificates 2014-SAVA A†	1.348	%#	6/15/2034	530	529,311
Commercial Mortgage Pass-Through Certificates 2014-SAVA B†	1.948	%#	6/15/2034	621	620,710
Commercial Mortgage Pass-Through Certificates 2014-SAVA C†	2.598	%#	6/15/2034	621	618,888
Commercial Mortgage Pass-Through Certificates 2014-SAVA XCP IO†	3.499	%#	6/15/2034	11,400	308,022
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.807	%#	5/10/2048	2,000	1,988,927
Commercial Mortgage Trust 2006-GG7 AM	6.014	%#	7/10/2038	2,475	2,541,513
Credit Suisse Commercial Mortgage Trust 2006-C4 AM	5.509%		9/15/2039	2,000	2,071,114
Credit Suisse Commercial Mortgage Trust 2008-C1 AM†	6.172	%#	2/15/2041	1,035	1,122,353
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%		5/15/2023	100	106,058
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	6.147	%#	9/15/2039	225	238,969
Credit Suisse Mortgage Capital Certificates 2014-ICE X1CP IO†	1.686%		4/15/2027	3,250	34,515
Credit Suisse Mortgage Capital Certificates 2014-TIKI B†	1.548	%#	9/15/2038	232	229,975
Credit Suisse Mortgage Capital Certificates 2014-TIKI C†	1.99	%#	9/15/2038	653	647,567
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.697	%#	9/15/2037	40,000	1,808,224
Credit Suisse Mortgage Capital Certificates 2015-DEAL A†	1.518	%#	4/15/2029	225	225,033
Credit Suisse Mortgage Capital Certificates 2015-DEAL B†	2.048	%#	4/15/2029	683	679,961
Csail Commercial Mortgage Trust 2015-C2 XB IO†	0.146	%#	6/15/2057	82,732	380,360
DBRR Trust 2013-EZ2 A†	0.853%		2/25/2045	10	9,652
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%		11/10/2046	4,442	4,459,234
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	498	520,285

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

DBUBS Mortgage Trust 2011-LC2A B†	4.998%		7/10/2044	$175	$192,125
DBUBS Mortgage Trust 2011-LC2A D†	5.64	%#	7/10/2044	400	428,767
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	576	585,239
DBWF Mortgage Trust 2015-LCM XA IO†	0.537	%#	6/10/2034	1,151	27,423
Del Coronado Trust 2013 HDC A†	0.998	%#	3/15/2026	400	399,566
Del Coronado Trust 2013 HDC B†	1.498	%#	3/15/2026	1,000	1,000,758
Del Coronado Trust 2013 HDC C†	1.798	%#	3/15/2026	500	499,689
Del Coronado Trust 2013 HDC E†	2.848	%#	3/15/2026	500	500,709
EQTY Mortgage Trust 2014-INNS C†	1.792	%#	5/8/2031	100	98,582
Extended Stay America Trust 2013-ESH5 B5†	2.278%		12/5/2031	1,700	1,702,948
Extended Stay America Trust 2013-ESH7 B7†	3.604%		12/5/2031	3,600	3,637,944
Extended Stay America Trust 2013-ESH7 C7†	3.902%		12/5/2031	1,762	1,780,910
Extended Stay America Trust 2013-ESH7 D7†	4.171	%#	12/5/2031	900	912,247
Fosse Master Issuer plc 2012-1A 2B1 (United Kingdom)†(c)	2.237	%#	10/18/2054	184	184,533
Granite Master Issuer plc 2005-1 A4 (United Kingdom)(c)	0.403	%#	12/20/2054	239	238,116
Granite Master Issuer plc 2005-2 A6 (United Kingdom)(c)	0.463	%#	12/20/2054	272	271,850
Granite Master Issuer plc 2006-3 A7 (United Kingdom)(c)	0.403	%#	12/20/2054	396	393,796
Granite Master Issuer plc 2007-1 3A1 (United Kingdom)(c)	0.403	%#	12/20/2054	238	236,625
Great Wolf Trust 2015-WOLF A†	1.638	%#	5/15/2034	230	230,627
Great Wolf Trust 2015-WOLF C†	2.688	%#	5/15/2034	230	231,256
GS Mortgage Securities Corp. II 2012-GCJ9 XA IO	2.499	%#	11/10/2045	1,924	201,838
GS Mortgage Securities Corp. II 2013-KING B†	3.241%		12/10/2027	1,395	1,417,529
GS Mortgage Securities Corp. Trust 2012-SHOP A†	2.933%		6/5/2031	367	377,491
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	613	631,575
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	1,795	1,847,338
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	1,400	1,448,540
GS Mortgage Securities Corp. Trust 2013-NYC5 D†	3.479%		1/10/2030	221	224,780
GS Mortgage Securities Trust 2006-GG8 AM	5.591%		11/10/2039	505	524,735
GS Mortgage Securities Trust 2009-RR1 MLB†	5.147%		12/14/2049	500	519,873
GS Mortgage Securities Trust 2010-C1 D†	6.225	%#	8/10/2043	100	108,608
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	336	344,492
GS Mortgage Securities Trust 2013-GC12 XA IO	1.887	%#	6/10/2046	25,040	2,115,200
H/2 Asset Funding 2014-1 Ltd.	2.101%		3/19/2037	900	900,702
H/2 Asset Funding 2015-1A-AFL	1.85%		6/24/2049	1,139	1,125,226

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

H/2 Asset Funding 2015-1A-AFX	3.353%		6/24/2049	$569	$566,675
H/2 Asset Funding 2015-1A-BFX	3.993%		6/24/2049	563	549,398
HILT Mortgage Trust 2014-ORL B†	1.388	%#	7/15/2029	100	99,033
HILT Mortgage Trust 2014-ORL C†	1.788	%#	7/15/2029	500	497,044
HILT Mortgage Trust 2014-ORL XCP IO†	1.104%		7/15/2029	1,000	4,180
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	1,881	1,873,266
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AM	5.466%		6/12/2047	414	434,316
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%		6/12/2047	265	277,584
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19 AM	5.884	%#	2/12/2049	775	817,084
JPMorgan Chase Commercial Mortgage Securities Trust 2010-CNTR C†	5.513%		8/5/2032	250	281,619
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.418	%#	12/15/2047	13,578	864,073
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.992	%#	7/15/2045	7,255	258,852
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.699	%#	4/15/2046	1,966	155,532
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH A†	1.098	%#	4/15/2027	115	114,779
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH B†	1.448	%#	4/15/2027	250	249,681
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	516	532,914
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.428	%#	4/15/2047	3,539	182,251
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.438	%#	4/15/2047	1,000	25,674
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.234	%#	11/15/2047	3,209	203,008
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	4,203	4,350,717
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	535	553,945
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.931	%#	6/10/2027	373	377,752
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.503	%#	6/10/2027	2,906	42,782
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.16	%#	6/10/2027	1,292	3,804
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	3.298	%#	12/15/2030	500	497,578

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN A†	1.118	%#	6/15/2029	$1,494	$1,490,556
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN C†	1.898	%#	6/15/2029	200	199,170
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN XCP IO†	0.09%		12/15/2015	25,000	6,640
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	1.105	%#	5/15/2048	2,996	154,787
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B†	5.704	%#	3/18/2051	1,395	1,491,073
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2010-RR1 JPB†	5.961	%#	6/18/2049	372	390,774
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.952	%#	11/14/2027	410	414,214
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD MRC†	2.952	%#	11/14/2027	329	334,319
LB-UBS Commercial Mortgage Trust 2006-C4 AM	6.048	%#	6/15/2038	3,000	3,088,959
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	6,000	6,210,381
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	3,443	3,612,588
LMREC, Inc. 2015-CRE1 B†	3.70	%#	2/22/2032	100	100,280
LSTAR Commercial Mortgage Trust 2014-2 A1†	1.519%		1/20/2041	48	47,757
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.033	%#	1/20/2041	3,113	94,299
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729	%#	4/20/2048	453	456,049
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	105	103,713
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	88	86,812
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	788	819,227
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	50	51,597
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.909	%#	7/15/2050	7,490	359,382
Morgan Stanley Capital I Trust 2007-HQ12 AM	5.861	%#	4/12/2049	2,256	2,368,533
Morgan Stanley Capital I Trust 2007-IQ15 AM	6.114	%#	6/11/2049	2,267	2,406,597
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.797	%#	3/15/2045	20,792	1,819,335
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	444	441,171
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.188	%#	7/13/2029	60,000	403,086
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B†	5.989	%#	8/12/2045	5,000	5,302,967
Morgan Stanley Re-REMIC Trust 2012-IO AXA†	1.00%		3/27/2051	738	736,255
Motel 6 Trust 2015-MTL6 D†	4.532%		2/5/2030	500	495,917
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	316	314,045
NorthStar Real Estate CDO Ltd. 2013 -1A†	2.049	%#	8/25/2029	757	765,597

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

NorthStar Real Estate CDO Ltd. 2013 -1B†	5.199	%#	8/25/2029	$1,750	$1,778,000
PFP III Ltd. 2014-1 AS†	1.844	%#	6/14/2031	500	499,934
PFP III Ltd. 2014-1 B†	2.544	%#	6/14/2031	500	500,620
PFP III Ltd. 2014-1 C†	3.094	%#	6/14/2031	1,000	998,840
Prima Capital Ltd.	2.214%		5/24/2021	2,281	2,275,531
RAIT Trust 2014-FL2 B†	2.348	%#	5/13/2031	500	496,443
RBSCF Trust 2010-RR3 WBTB†	6.15	%#	2/16/2051	930	978,802
RBSSP Resecuritization Trust 2013-1 3A1†	0.301	%#	1/26/2037	96	94,326
RBSSP Resecuritization Trust 2013-3 1A1	0.351	%#	11/26/2036	667	641,149
RBSSP Resecuritization Trust 2013-3 2A1†	0.351	%#	11/26/2036	563	525,711
RCMC LLC 2012-CRE1 A†	5.624%		11/15/2044	396	403,534
ReadyCap Commercial Mortgage Trust 2014-1A A	3.01%		6/25/2055	1,169	1,174,867
Resource Capital Corp. Ltd. 2014-CRE2 A†	1.248	%#	4/15/2032	450	447,351
RREF LLC 2013-LT3	2.50%		6/20/2028	48	48,355
Sequoia Mortgage Trust 2012-4 A2	3.00%		9/25/2042	170	167,628
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%		12/25/2059	236	236,899
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%		6/25/2058	664	664,636
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	127	127,591
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.231	%#	3/10/2046	11,607	698,920
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.461	%#	4/10/2046	19,478	1,370,392
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	279	288,183
Wachovia Bank Commercial Mortgage Trust 2005-C22 AM	5.519	%#	12/15/2044	500	500,895
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	410	422,706
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%		11/15/2048	1,233	1,280,851
Wachovia Bank Commercial Mortgage Trust 2006-WL7A H†	0.598	%#	9/15/2021	249	243,989
Wachovia Bank Commercial Mortgage Trust 2006-WL7A J†	0.798	%#	9/15/2021	360	342,408
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%		12/15/2043	2,155	2,246,185
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%		4/15/2047	5,300	5,581,006
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.921	%#	6/15/2048	3,995	212,223
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.10	%#	6/15/2048	58,000	236,292
Wells Fargo Resecuritization Trust 2012-IO A†	1.75%		8/20/2021	81	81,212
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%		2/15/2044	929	932,088
WF-RBS Commercial Mortgage Trust 2011-C2 A3†	4.498%		2/15/2044	950	1,013,042
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	99	99,330
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.687	%#	6/15/2045	12,079	939,368
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	281	282,760
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.573	%#	5/15/2045	12,587	944,186
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.382	%#	5/15/2047	6,979	478,237

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.734%#	5/15/2047	$1,368	$63,466
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.76%#	8/15/2047	15,000	775,770
Total Non-Agency Commercial Mortgage-Backed Securities (cost $184,915,622)				180,864,436

U.S. TREASURY OBLIGATION 2.97%

U.S. Treasury Note (cost $23,550,230)	2.125%	12/31/2015	23,401	23,556,406
Total Long-Term Investments (cost $741,099,958)				730,994,415

SHORT-TERM INVESTMENTS 4.18%

COMMERCIAL PAPER 0.06%

Utilities: Miscellaneous

Enable Midstream Partners LP (cost $499,718)	Zero Coupon	9/15/2015	500	499,718

CONVERTIBLE BOND 0.18%

Investment Management Companies

Prospect Capital Corp. (cost $1,391,206)	6.25%	12/15/2015	1,377	1,394,213

CORPORATE BONDS 2.21%

Automotive 0.02%

Ford Motor Credit Co. LLC	5.625%	9/15/2015	100	100,158
Hyundai Capital America†	1.625%	10/2/2015	50	50,004
Total				150,162

Banks: Regional 0.29%

Fifth Third Bancorp	3.625%	1/25/2016	200	202,162
Royal Bank of Scotland Group plc (United Kingdom)(c)	2.55%	9/18/2015	615	615,354
Santander Holdings USA, Inc.	3.00%	9/24/2015	1,500	1,502,062
Total				2,319,578

Brokers 0.03%

Raymond James Financial, Inc.	4.25%	4/15/2016	203	206,997

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.01%

Incitec Pivot Ltd. (Australia)†(c)	4.00%	12/7/2015	$95	$95,614

Computer Hardware 0.04%

Hewlett-Packard Co.	2.65%	6/1/2016	350	353,892

Computer Technology 0.02%

EQT Corp.	5.00%	10/1/2015	123	123,353

Diversified Materials & Processing 0.07%

Kilroy Realty LP	5.00%	11/3/2015	570	573,557

Electric: Power 0.22%

LG&E and KU Energy LLC	2.125%	11/15/2015	550	551,463
Ohio Power Co.	6.00%	6/1/2016	250	259,122
Pepco Holdings, Inc.	2.70%	10/1/2015	831	832,100
Sempra Energy	6.50%	6/1/2016	100	103,782
Total				1,746,467

Electrical Equipment 0.02%

Xerox Corp.	6.40%	3/15/2016	175	180,069

Electronics: Semi-Conductors/Components 0.07%

Avnet, Inc.	6.00%	9/1/2015	550	550,000

Entertainment 0.01%

Viacom, Inc.	6.25%	4/30/2016	75	77,521

Financial: Miscellaneous 0.10%

Bunge Ltd. Finance Corp.	4.10%	3/15/2016	750	761,027

Food 0.06%

ConAgra Foods, Inc.	1.35%	9/10/2015	500	500,017

Health Care Products 0.01%

Life Technologies Corp.	3.50%	1/15/2016	95	95,780

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance 0.06%

Symetra Financial Corp.†	6.125%	4/1/2016	$25	$25,630
Transatlantic Holdings, Inc.	5.75%	12/14/2015	222	225,014
UnumProvident Finance Co. plc (United Kingdom)†(c)	6.85%	11/15/2015	250	252,920
Total				503,564

Leasing 0.03%

Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	3/15/2016	248	249,389

Leisure 0.06%

Carnival Corp.	1.20%	2/5/2016	450	450,299

Manufacturing 0.13%

Pentair Finance SA (Luxembourg)(c)	1.35%	12/1/2015	1,000	1,001,559

Media 0.01%

Sky Group Finance plc (United Kingdom)†(c)	5.625%	10/15/2015	98	98,528

Metals & Minerals: Miscellaneous 0.22%

Glencore Finance Canada Ltd. (Canada)†(c)	2.05%	10/23/2015	1,482	1,481,987
Teck Resources Ltd. (Canada)(c)	5.375%	10/1/2015	275	274,817
Total				1,756,804

Milling: Fruits/Grain 0.03%

Ingredion, Inc.	3.20%	11/1/2015	250	250,870

Office Furniture & Business Equipment 0.23%

Pitney Bowes, Inc.	4.75%	1/15/2016	920	935,364
Xerox Corp.	7.20%	4/1/2016	850	880,120
Total				1,815,484

Oil 0.06%

Noble Holding International Ltd.	3.05%	3/1/2016	475	474,040

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 0.10%

DCP Midstream LLC†	5.375%	10/15/2015	$125	$125,165
Devon Energy Corp.	0.736%#	12/15/2015	235	234,656
Gulfstream Natural Gas System LLC†	5.56%	11/1/2015	400	402,528
Total				762,349

Oil: Integrated Domestic 0.08%

Marathon Oil Corp.	0.90%	11/1/2015	500	499,863
ONEOK Partners LP	3.25%	2/1/2016	125	125,653
Total				625,516

Paper & Forest Products 0.05%

International Paper Co.	5.25%	4/1/2016	123	125,867
Plum Creek Timberlands LP	5.875%	11/15/2015	286	288,740
Total				414,607

Real Estate Investment Trusts 0.06%

BioMed Realty LP	3.85%	4/15/2016	350	354,591
Health Care REIT, Inc.	6.20%	6/1/2016	101	104,516
Total				459,107

Retail 0.03%

Kroger Co. (The)	3.90%	10/1/2015	250	250,595

Textiles Products 0.04%

Mohawk Industries, Inc.	6.125%	1/15/2016	325	331,050

Tobacco 0.03%

Reynolds American, Inc.	1.05%	10/30/2015	200	200,089

Utilities: Electrical 0.02%

Jersey Central Power & Light Co.	5.625%	5/1/2016	178	182,495
Total Corporate Bonds (cost $17,566,203)				17,560,379

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 1.73%

Repurchase Agreement dated 8/31/2015, Zero Coupon due 9/1/2015 with Fixed Income Clearing Corp. collateralized by $14,070,000 of U.S. Treasury Bill at Zero Coupon due 2/11/2016; value: $14,055,930; proceeds: $13,778,043 (cost $13,778,043)	$13,778	$13,778,043
Total Short-Term Investments (cost $33,235,170)		33,232,353
Total Investments in Securities 96.21% (cost $774,335,128)		764,226,768
Cash and Other Assets in Excess of Liabilities(h) 3.79%		30,108,520
Net Assets 100.00%		$794,335,288

BRL	Brazilian real.
EUR	euro.
AGM	Assured Guaranty Municipal Corporation
AMT	Income from the security may be subject to Alternative Minimum Tax.
IO	Interest Only.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2015.
(a)	Defaulted security.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Security has been fully/partially segregated to cover margin requirements for open futures contracts as of August 31, 2015.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates that are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at August 31, 2015.
(f)	Interest rate to be determined.
(g)	Amount is less than $1,000.
(h)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Open Forward Foreign Currency Exchange Contracts at August 31, 2015:

Forward					U.S. $ Cost on	U.S. $
Foreign Currency	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Exchange Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
euro	Sell	Standard Charter Bank	11/13/2015	563,000	$621,041	$632,491	$(11,450)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Open Futures Contracts at August 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	December 2015	346	Short	$(41,325,375)	$323,469

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2015	1,071	Long	$233,980,031	$(298,805)

Open Consumer Price Index (“CPI”) Swaps at August 31, 2015:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	CPI Urban Consumer NSA	1.6635%	10/23/2017	$20,000,000	$20,505,968	$505,968
Barclays Bank plc	CPI Urban Consumer NSA	2.145%	2/6/2019	30,000,000	31,329,987	1,329,987
Barclays Bank plc	CPI Urban Consumer NSA	2.0925%	4/1/2019	25,000,000	26,076,799	1,076,799
Barclays Bank plc	CPI Urban Consumer NSA	1.7625%	12/4/2019	20,000,000	20,486,395	486,395
Barclays Bank plc	CPI Urban Consumer NSA	1.6725%	9/26/2016	30,000,000	30,796,570	796,570
Barclays Bank plc	CPI Urban Consumer NSA	1.4225%	11/28/2016	30,000,000	30,544,397	544,397
Credit Suisse	CPI Urban Consumer NSA	1.700%	11/21/2015	20,000,000	20,345,838	345,838
Deutsche Bank AG	CPI Urban Consumer NSA	2.200%	5/27/2019	30,000,000	31,509,113	1,509,113
Deutsche Bank AG	CPI Urban Consumer NSA	2.105%	7/10/2025	10,000,000	10,181,462	181,462
Deutsche Bank AG	CPI Urban Consumer NSA	1.811%	6/4/2020	20,000,000	20,188,090	188,090
Deutsche Bank AG	CPI Urban Consumer NSA	1.790%	1/2/2016	20,000,000	20,415,798	415,798
Deutsche Bank AG	CPI Urban Consumer NSA	1.720%	12/5/2019	20,000,000	20,441,943	441,943
Deutsche Bank AG	CPI Urban Consumer NSA	1.690%	12/12/2015	30,000,000	30,541,737	541,737
Deutsche Bank AG	CPI Urban Consumer NSA	1.506%	10/30/2016	40,000,000	40,823,487	823,487
Deutsche Bank AG	1.270%	CPI Urban Consumer NSA	9/2/2018	20,000,000	20,000,000	—
Deutsche Bank AG	1.6975%	CPI Urban Consumer NSA	9/2/2022	10,000,000	10,000,000	—
Goldman Sachs	CPI Urban Consumer NSA	2.3125%	9/30/2024	30,000,000	31,887,823	1,887,823
Goldman Sachs	CPI Urban Consumer NSA	2.0625%	12/8/2024	15,000,000	15,495,869	495,869
Goldman Sachs	CPI Urban Consumer NSA	1.9575%	1/17/2017	40,000,000	41,161,769	1,161,769
Goldman Sachs	CPI Urban Consumer NSA	1.795%	1/9/2016	40,000,000	40,827,684	827,684
J.P. Morgan	CPI Urban Consumer NSA	1.908%	11/7/2019	20,000,000	20,652,229	652,229
J.P. Morgan	0.8225%	CPI Urban Consumer NSA	8/27/2017	15,000,000	15,068,479	68,479
Unrealized Appreciation on CPI Swaps						$14,281,437

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	CPI Urban Consumer NSA	1.580%	8/6/2020	$25,000,000	$24,999,163	$(837)
Bank of America	CPI Urban Consumer NSA	1.540%	8/20/2021	20,000,000	19,876,408	(123,592)
Bank of America	2.080%	CPI Urban Consumer NSA	4/22/2025	10,000,000	9,842,822	(157,178)
Bank of America	2.420%	CPI Urban Consumer NSA	5/19/2017	15,000,000	13,977,030	(1,022,970)
Bank of America	2.445%	CPI Urban Consumer NSA	4/24/2023	40,000,000	36,984,890	(3,015,110)
Bank of America	2.460%	CPI Urban Consumer NSA	4/23/2023	30,000,000	27,696,818	(2,303,182)
Bank of America	2.555%	CPI Urban Consumer NSA	7/15/2018	5,000,000	4,534,477	(465,523)
Bank of America	2.590%	CPI Urban Consumer NSA	6/26/2023	40,000,000	36,410,659	(3,589,341)
Bank of America	2.820%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,501,082	(498,918)
Bank of America	2.825%	CPI Urban Consumer NSA	7/22/2023	5,000,000	4,222,826	(777,174)
Barclays Bank plc	1.960%	CPI Urban Consumer NSA	2/5/2025	10,000,000	9,843,132	(156,868)
Barclays Bank plc	2.1275%	CPI Urban Consumer NSA	6/22/2025	10,000,000	9,799,167	(200,833)
Barclays Bank plc	2.344%	CPI Urban Consumer NSA	8/1/2019	40,000,000	37,632,360	(2,367,640)
Barclays Bank plc	2.529%	CPI Urban Consumer NSA	7/8/2022	30,000,000	27,559,428	(2,440,572)
Barclays Bank plc	2.620%	CPI Urban Consumer NSA	10/18/2019	15,000,000	13,622,784	(1,377,216)
Barclays Bank plc	2.7425%	CPI Urban Consumer NSA	9/14/2024	15,000,000	13,055,743	(1,944,257)
Barclays Bank plc	2.945%	CPI Urban Consumer NSA	3/5/2038	15,000,000	11,422,815	(3,577,185)
Credit Suisse	2.560%	CPI Urban Consumer NSA	6/27/2020	5,000,000	4,475,357	(524,643)
Credit Suisse	2.6713%	CPI Urban Consumer NSA	4/11/2022	30,000,000	26,789,421	(3,210,579)
Credit Suisse	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	6,418,902	(1,581,098)
Deutsche Bank AG	CPI Urban Consumer NSA	1.618%	8/25/2023	15,000,000	14,825,379	(174,621)
Deutsche Bank AG	2.059%	CPI Urban Consumer NSA	5/21/2025	20,000,000	19,712,175	(287,825)
Deutsche Bank AG	2.145%	CPI Urban Consumer NSA	2/8/2016	6,000,000	5,752,278	(247,722)
Deutsche Bank AG	2.1775%	CPI Urban Consumer NSA	4/22/2018	30,000,000	28,355,131	(1,644,869)
Deutsche Bank AG	2.340%	CPI Urban Consumer NSA	6/17/2016	5,000,000	4,711,482	(288,518)
Deutsche Bank AG	2.1925%	CPI Urban Consumer NSA	8/16/2017	10,000,000	9,463,810	(536,190)
Deutsche Bank AG	2.385%	CPI Urban Consumer NSA	1/24/2021	7,000,000	6,400,971	(599,029)
Deutsche Bank AG	2.4375%	CPI Urban Consumer NSA	6/7/2021	20,000,000	18,380,591	(1,619,409)
Deutsche Bank AG	2.440%	CPI Urban Consumer NSA	4/11/2020	8,000,000	7,304,719	(695,281)
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	4,419,421	(580,579)
Deutsche Bank AG	2.4925%	CPI Urban Consumer NSA	5/16/2016	4,000,000	3,755,022	(244,978)
Deutsche Bank AG	2.500%	CPI Urban Consumer NSA	9/4/2021	10,000,000	9,082,853	(917,147)
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	4,380,340	(619,660)
Deutsche Bank AG	2.5175%	CPI Urban Consumer NSA	4/17/2026	15,000,000	13,698,495	(1,301,505)
Deutsche Bank AG	2.590%	CPI Urban Consumer NSA	5/13/2016	12,000,000	11,207,603	(792,397)
Deutsche Bank AG	2.6075%	CPI Urban Consumer NSA	6/13/2020	5,000,000	4,457,856	(542,144)
Deutsche Bank AG	2.615%	CPI Urban Consumer NSA	1/4/2020	15,000,000	13,574,346	(1,425,654)
Deutsche Bank AG	2.640%	CPI Urban Consumer NSA	12/17/2020	15,000,000	13,441,194	(1,558,806)
Deutsche Bank AG	2.695%	CPI Urban Consumer NSA	10/29/2021	9,000,000	7,989,860	(1,010,140)
Deutsche Bank AG	2.700%	CPI Urban Consumer NSA	7/11/2019	6,000,000	5,322,131	(677,869)
Deutsche Bank AG	2.710%	CPI Urban Consumer NSA	10/11/2020	15,000,000	13,425,335	(1,574,665)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	10/25/2021	15,000,000	13,272,039	(1,727,961)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	2/4/2021	15,000,000	13,391,986	(1,608,014)
Deutsche Bank AG	2.745%	CPI Urban Consumer NSA	3/20/2022	30,000,000	26,608,545	(3,391,455)
Deutsche Bank AG	2.7475%	CPI Urban Consumer NSA	2/26/2022	30,000,000	26,582,174	(3,417,826)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	4,963,724	(1,036,276)
Deutsche Bank AG	2.7525%	CPI Urban Consumer NSA	8/2/2021	8,000,000	6,923,434	(1,076,566)
Deutsche Bank AG	2.779%	CPI Urban Consumer NSA	3/12/2022	25,000,000	22,085,195	(2,914,805)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	11,695,329	(3,304,671)
Goldman Sachs	2.4475%	CPI Urban Consumer NSA	4/24/2023	30,000,000	27,731,674	(2,268,326)
Goldman Sachs	2.497%	CPI Urban Consumer NSA	5/2/2021	30,000,000	27,319,152	(2,680,848)
Goldman Sachs	2.5375%	CPI Urban Consumer NSA	4/17/2021	8,000,000	7,195,237	(804,763)
Goldman Sachs	2.675%	CPI Urban Consumer NSA	12/13/2020	15,000,000	13,393,650	(1,606,350)
Goldman Sachs	2.7725%	CPI Urban Consumer NSA	4/3/2023	20,000,000	17,571,309	(2,428,691)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	$15,000,000	$11,364,331	$(3,635,669)
Goldman Sachs	2.980%	CPI Urban Consumer NSA	2/7/2033	10,000,000	7,857,999	(2,142,001)
J.P. Morgan	CPI Urban Consumer NSA	1.645%	8/27/2023	5,000,000	4,952,544	(47,456)
J.P. Morgan	2.074%	CPI Urban Consumer NSA	11/21/2023	35,000,000	33,673,751	(1,326,249)
J.P. Morgan	2.4975%	CPI Urban Consumer NSA	4/26/2020	9,000,000	8,168,227	(831,773)
J.P. Morgan	2.5275%	CPI Urban Consumer NSA	5/9/2021	10,000,000	8,993,628	(1,006,372)
J.P. Morgan	2.549%	CPI Urban Consumer NSA	7/23/2023	30,000,000	27,405,031	(2,594,969)
J.P. Morgan	2.6075%	CPI Urban Consumer NSA	6/3/2020	5,000,000	4,462,634	(537,366)
J.P. Morgan	2.680%	CPI Urban Consumer NSA	2/28/2021	20,000,000	17,970,497	(2,029,503)
J.P. Morgan	2.7175%	CPI Urban Consumer NSA	5/13/2020	12,000,000	10,613,468	(1,386,532)
J.P. Morgan	2.730%	CPI Urban Consumer NSA	9/20/2021	15,000,000	13,304,099	(1,695,901)
J.P. Morgan	2.7563%	CPI Urban Consumer NSA	3/25/2022	30,000,000	26,578,663	(3,421,337)
J.P. Morgan	2.810%	CPI Urban Consumer NSA	3/28/2032	7,000,000	5,699,708	(1,300,292)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	4,065,115	(934,885)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,503,169	(496,831)
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	4,046,219	(953,781)
Morgan Stanley	2.265%	CPI Urban Consumer NSA	6/22/2016	5,000,000	4,729,259	(270,741)
Morgan Stanley	2.5475%	CPI Urban Consumer NSA	4/20/2021	8,000,000	7,186,543	(813,457)
Morgan Stanley	2.6725%	CPI Urban Consumer NSA	1/28/2021	15,000,000	13,457,266	(1,542,734)
Morgan Stanley	2.735%	CPI Urban Consumer NSA	5/13/2019	12,000,000	10,689,612	(1,310,388)
Morgan Stanley	2.7875%	CPI Urban Consumer NSA	6/8/2026	5,000,000	4,201,003	(798,997)
Wells Fargo	2.3925%	CPI Urban Consumer NSA	6/26/2019	30,000,000	28,188,155	(1,811,845)
Wells Fargo	2.410%	CPI Urban Consumer NSA	6/20/2021	10,000,000	9,094,854	(905,146)
Wells Fargo	2.560%	CPI Urban Consumer NSA	5/2/2021	10,000,000	8,967,290	(1,032,710)
Wells Fargo	2.6275%	CPI Urban Consumer NSA	10/5/2019	15,000,000	13,641,354	(1,358,646)
Wells Fargo	2.645%	CPI Urban Consumer NSA	12/27/2020	15,000,000	13,438,727	(1,561,273)
Wells Fargo	2.7325%	CPI Urban Consumer NSA	2/19/2021	20,000,000	17,868,590	(2,131,410)
Wells Fargo	2.745%	CPI Urban Consumer NSA	2/21/2022	25,000,000	22,150,391	(2,849,609)
Unrealized Depreciation on CPI Swaps						$(115,668,149)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

Credit Default Swaps on Indexes - Sell Protection at August 31, 2015(1):

Referenced Index	Fund Receives	Termination Date	Original Notional Amount	Current Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	$300,000	$252,734	$299,438	$15,357	$14,795	$562
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	500,000	421,223	499,063	11,586	10,649	937
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	1,000,000	931,850	996,150	33,653	29,803	3,850
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	2,000,000	1,863,701	1,992,300	69,053	61,353	7,700
Markit CMBX. NA.AAA.4(6)	.35%	2/17/2051	500,000	468,822	499,062	37,314	36,376	938
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	300,000	255,618	299,438	15,361	14,799	562
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	500,000	426,030	499,062	25,603	24,665	938
Markit CMBX. NA.AAA.3(7)	.08%	12/13/2049	100,000	85,206	99,615	7,356	6,971	385
Markit CMBX. NA.AAA.2(8)	.07%	3/15/2049	1,500,000	1,263,129	1,497,187	39,957	37,144	2,813
Markit CMBX. NA.AAA.3(8)	.08%	12/13/2049	200,000	186,370	199,230	15,735	14,965	770
Markit CMBX. NA.AAA.3(8)	.08%	12/13/2049	500,000	465,925	498,075	39,352	37,427	1,925
						$310,327	$288,947	$21,380

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(m)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $288,947. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Credit Suisse.
(7)	Swap Counterparty: Goldman Sachs.
(8)	Swap Counterparty: Morgan Stanley.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$110,582,183	$—	$110,582,183
Convertible Bonds	—	1,561,238	8,933	1,570,171
Corporate Bonds	—	337,135,135	—	337,135,135
Floating Rate Loans(4)
Aerospace/Defense	—	3,901,017	—	3,901,017
Air Transportation	—	174,614	—	174,614
Consumer Products	—	—	1,690,967	1,690,967
Containers	—	509,112	—	509,112
Drugs	—	—	103,449	103,449
Energy Equipment & Services	—	210,375	—	210,375
Financial Services	—	1,284,262	—	1,284,262
Food	—	1,216,563	—	1,216,563
Gaming	—	4,967,141	—	4,967,141
Health Care	—	6,439,397	740,214	7,179,611
Leisure	—	94,320	—	94,320
Media	—	3,906,913	—	3,906,913
Miscellaneous	—	845,052	—	845,052
Retail	—	498,625	—	498,625
Services	—	1,831,589	905,582	2,737,171
Technology	—	2,125,635	—	2,125,635
Telecommunications	—	2,378,155	—	2,378,155
Utilities	—	584,277	809,973	1,394,250
Utilities: Miscellaneous	—	347,100	—	347,100
Foreign Bonds	—	621,996	—	621,996
Foreign Government Obligations	—	1,711,274	—	1,711,274
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	22,241,124	—	22,241,124
Government Sponsored Enterprises Pass-Throughs	—	33,699,500	—	33,699,500
Municipal Bonds	—	2,402,450	—	2,402,450
Non-Agency Commercial Mortgage-Backed Securities	—	180,864,436	—	180,864,436
U.S. Treasury Obligation	—	23,556,406	—	23,556,406
Commercial Paper	—	499,718	—	499,718
Repurchase Agreement	—	13,778,043	—	13,778,043
Total	$—	$759,967,650	$4,259,118	$764,226,768
Other Financial Instruments
CPI Swaps
Assets	$—	$14,281,437	$—	$14,281,437
Liabilities	—	(115,668,149)	—	(115,668,149)
Credit Default Swaps
Assets	—	—	—	—
Liabilities	—	(21,380)	—	(21,380)
Forward Foreign Currency Exchange Contracts
Assets	—	—	—	—
Liabilities	—	(11,450)	—	(11,450)
Futures Contracts
Assets	323,469	—	—	323,469
Liabilities	(298,805)	—	—	(298,805)
Total	$24,664	$(101,419,542)	$—	$(101,394,878)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2015

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2015.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Convertible Bonds	Floating Rate Loans	Total Return Swap
Balance as of December 1, 2014	$—	$2,183,103	$21,307
Accrued discounts/premiums	—	1,333	—
Realized gain (loss)	—	2,362	(5,642)
Change in unrealized appreciation/depreciation	(7,085)	(33,002)	—
Purchases	16,018	5,287,289	—
Sales	—	(3,390,810)	(15,665)
Net transfers in or out of Level 3	—	199,910	—
Balance as of August 31, 2015	$8,933	$4,250,185	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2015

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 99.77%

INVESTMENTS IN UNDERLYING FUNDS(a) 99.68%

Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(b)	10,192,029	$200,070
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	13,486,361	275,526
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	19,532,615	222,867
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	7,292,567	79,489
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(e)	39,968,106	206,635
Lord Abbett Investment Trust-High Yield Fund-Class I(f)	69,041,271	506,763
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(g)	49,671,938	344,723
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(h)	9,550,905	239,823
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(i)	17,770,790	78,014
Total Investments in Underlying Funds (cost $2,212,385,569)		2,153,910

	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)
MUNICIPAL BONDS 0.09%

Tax Revenue

PR Corp. Sales Tax	6.05%	8/1/2037	CCC-	$1,425	859
PR Corp. Sales Tax	5.00%	8/1/2040	CCC-	1,905	1,186
Total Municipal Bonds (cost $2,028,979)					2,045
Total Long-Term Investments (cost $2,214,414,548)					2,155,955

SHORT-TERM INVESTMENT 0.13%

Repurchase Agreement

Repurchase Agreement dated 8/31/2015, Zero Coupon due 9/1/2015 with Fixed Income Clearing Corp. collateralized by $2,825,000 of U.S. Treasury Note at 0.50% due 8/31/2016; value: $2,828,531; proceeds: $2,769,016 (cost $2,769,016)				2,769	2,769
Total Investments in Securities 99.90% (cost $2,217,183,564)					2,158,724
Other Assets in Excess of Liabilities(j) 0.10%					2,168
Net Assets 100.00%					$2,160,892

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2015

(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek high total return.
(f)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(g)	Fund investment objective is to seek a high level of total return.
(h)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(i)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(j)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at August 31, 2015(1):

Referenced Index	Fund Pays	Termination Date	Original Notional Amount	Current Notional Amount	Market Value(2)	Upfront Payments Received(3)	Unrealized Appreciation	Fair Value(4)
Markit CDX. NA.HY.24(5)	5.00%	6/20/2020	$6,000,000	$5,940,000	$5,673,849	$(363,097)	$96,946	$(266,151)
Markit CDX. NA.HY.24(5)	5.00%	6/20/2020	125,000	123,750	118,205	(7,802)	2,257	(5,545)
						$(370,899)	$99,203	$(271,696)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(m)).
(4)	Includes upfront payments received and unrealized appreciation/(depreciation).
(5)	Central Clearinghouse: Credit Suisse.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2015

Open Forward Foreign Currency Exchange Contracts at August 31, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Thai baht	Buy	Bank of America	11/20/2015	53,660,000	$1,486,303	$1,492,185	$5,882
Turkish lira	Buy	Citibank N.A.	11/20/2015	4,220,000	1,396,808	1,415,543	18,735
Australian dollar	Sell	Citibank N.A.	11/27/2015	49,830,000	35,657,850	35,307,205	350,645
Australian dollar	Sell	Goldman Sachs	11/27/2015	3,938,000	2,880,888	2,790,282	90,606
Australian dollar	Sell	Morgan Stanley	11/27/2015	8,008,000	5,800,237	5,674,094	126,143
Australian dollar	Sell	Standard Charter Bank	11/27/2015	3,919,000	2,863,200	2,776,820	86,380
British pound	Sell	Citibank N.A.	11/27/2015	2,797,000	4,352,683	4,289,969	62,714
British pound	Sell	Goldman Sachs	11/27/2015	1,384,000	2,159,485	2,122,745	36,740
British pound	Sell	Standard Charter Bank	11/27/2015	1,370,000	2,147,665	2,101,272	46,393
British pound	Sell	Standard Charter Bank	11/27/2015	20,020,000	31,499,448	30,706,179	793,269
Canadian dollar	Sell	Morgan Stanley	11/27/2015	3,587,000	2,759,335	2,725,920	33,415
Canadian dollar	Sell	Morgan Stanley	11/27/2015	7,308,000	5,559,737	5,553,672	6,065
Canadian dollar	Sell	Standard Charter Bank	11/27/2015	3,592,000	2,744,776	2,729,719	15,057
euro	Sell	Standard Charter Bank	11/27/2015	38,400,000	44,011,238	43,150,485	860,753
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,532,797

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Brazilian real	Buy	Goldman Sachs	11/20/2015	4,950,000	$1,380,194	$1,329,123	$(51,071)
Indian rupee	Buy	Morgan Stanley	11/20/2015	34,575,000	521,100	513,828	(7,272)
Malaysian ringgit	Buy	Goldman Sachs	11/20/2015	7,920,000	1,920,466	1,893,514	(26,952)
South African rand	Buy	Morgan Stanley	11/20/2015	12,805,000	972,965	952,306	(20,659)
Canadian dollar	Sell	Standard Charter Bank	11/27/2015	24,100,000	18,170,235	18,314,654	(144,419)
euro	Sell	Bank of America	11/27/2015	3,009,000	3,360,839	3,381,245	(20,406)
euro	Sell	Morgan Stanley	11/27/2015	6,118,000	6,773,127	6,874,861	(101,734)
euro	Sell	Standard Charter Bank	11/27/2015	2,977,000	3,340,701	3,345,286	(4,585)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(377,098)

Open Futures Contracts at August 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E-Mini S&P 500 Index	September 2015	57	Long	$5,612,220	$174,512
U.S. 10-Year Treasury Note	December 2015	90	Short	(11,435,625)	39,920
Totals				$(5,823,405)	$214,432

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2015

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$2,153,910	$—	$—	$2,153,910
Municipal Bonds	—	2,045	—	2,045
Repurchase Agreement	—	2,769	—	2,769
Total	$2,153,910	$4,814	$—	$2,158,724
Other Financial Instruments
Credit Default Swaps
Assets	$—	$—	$—	$—
Liabilities	—	(272)	—	(272)
Forward Foreign Currency Exchange Contracts
Assets	—	2,533	—	2,533
Liabilities	—	(377)	—	(377)
Futures Contracts
Assets	214	—	—	214
Liabilities	—	—	—	—
Total	$214	$1,884	$—	$2,098

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of underlying funds.
(3)	There were no level transfers during the period ended August 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET GROWTH FUND August 31, 2015

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 99.71%

INVESTMENTS IN UNDERLYING FUNDS(a) 99.62%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	2,632,352	$39,828
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(c)	7,112,109	139,611
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(c)	10,064,262	205,613
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	3,319,900	36,187
Lord Abbett Investment Trust-High Yield Fund-Class I(e)	40,400,736	296,541
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(f)	36,672,511	254,507
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(g)	7,961,054	199,902
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(h)	9,499,543	41,703
Total Investments in Underlying Funds (cost $1,234,529,114)		1,213,892

	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)
MUNICIPAL BONDS 0.09%

Tax Revenue

PR Corp. Sales Tax	5.00%	8/1/2040	CCC-	$1,060	660
PR Corp. Sales Tax	6.05%	8/1/2037	CCC-	800	482
Total Municipal Bonds (cost $1,133,238)					1,142
Total Long-Term Investments (cost $1,235,662,352)					1,215,034

SHORT-TERM INVESTMENT 0.07%

Repurchase Agreement

Repurchase Agreement dated 8/31/2015, Zero Coupon due 9/1/2015 with Fixed Income Clearing Corp. collateralized by $890,000 of U.S. Treasury Bill at Zero Coupon due 2/11/2016; value: $889,110; proceeds: $868,161 (cost $868,161)				868	868
Total Investments in Securities 99.78% (cost $1,236,530,513)					1,215,902
Other Assets in Excess of Liabilities(i) 0.22%					2,633
Net Assets 100.00%					$1,218,535

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET GROWTH FUND August 31, 2015

(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek a high level of total return.
(g)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(h)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(i)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at August 31, 2015(1):

Referenced Index	Fund Pays	Termination Date	Original Notional Amount	Current Notional Amount	Market Value(2)	Upfront Payments Received(3)	Unrealized Appreciation	Fair Value(4)
Markit CDX. NA.HY.24(5)	5.00%	6/20/2020	$3,000,000	$2,970,000	$2,836,924	$(181,548)	$48,473	$(133,076)
Markit CDX. NA.HY.24(5)	5.00%	6/20/2020	3,525,000	3,489,750	3,333,386	(220,029)	63,666	(156,364)
						$(401,577)	$112,139	$(289,440)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(m)).
(4)	Includes upfront payments received and unrealized appreciation/(depreciation).
(5)	Central Clearinghouse: Credit Suisse.

Open Forward Foreign Currency Exchange Contracts at August 31, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Thai baht	Buy	Bank of America	11/20/2015	181,880,000	$5,037,808	$5,057,744	$19,936
Turkish lira	Buy	Citibank N.A.	11/20/2015	14,505,000	4,801,115	4,865,512	64,397
Australian dollar	Sell	Citibank N.A.	11/27/2015	38,180,000	27,321,226	27,052,561	268,665
Australian dollar	Sell	Goldman Sachs	11/27/2015	2,237,000	1,636,502	1,585,033	51,469
Australian dollar	Sell	Morgan Stanley	11/27/2015	4,552,000	3,297,038	3,225,334	71,704
Australian dollar	Sell	Standard Charter Bank	11/27/2015	2,222,000	1,623,381	1,574,405	48,976
British pound	Sell	Citibank N.A.	11/27/2015	1,590,000	2,474,353	2,438,703	35,650
British pound	Sell	Goldman Sachs	11/27/2015	786,000	1,226,413	1,205,547	20,866
British pound	Sell	Standard Charter Bank	11/27/2015	15,600,000	24,545,024	23,926,892	618,132

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET GROWTH FUND August 31, 2015

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	Standard Charter Bank	11/27/2015	776,000	$1,216,487	$1,190,210	$26,277
Canadian dollar	Sell	Morgan Stanley	11/27/2015	2,038,000	1,567,751	1,548,766	18,985
Canadian dollar	Sell	Morgan Stanley	11/27/2015	4,154,000	3,160,255	3,156,808	3,447
Canadian dollar	Sell	Standard Charter Bank	11/27/2015	2,036,000	1,555,780	1,547,246	8,534
euro	Sell	Standard Charter Bank	11/27/2015	24,534,000	28,119,055	27,569,114	549,941
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,806,979

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Brazilian real	Buy	Goldman Sachs	11/20/2015	17,130,000	$4,776,308	$4,599,571	$(176,737)
Indian rupee	Buy	Morgan Stanley	11/20/2015	117,960,000	1,777,845	1,753,035	(24,810)
Malaysian ringgit	Buy	Goldman Sachs	11/20/2015	27,000,000	6,547,042	6,455,161	(91,881)
South African rand	Buy	Morgan Stanley	11/20/2015	44,100,000	3,350,860	3,279,710	(71,150)
Canadian dollar	Sell	Standard Charter Bank	11/27/2015	12,700,000	9,575,186	9,651,290	(76,104)
euro	Sell	Bank of America	11/27/2015	1,709,000	1,908,832	1,920,421	(11,589)
euro	Sell	Morgan Stanley	11/27/2015	3,478,000	3,850,431	3,908,265	(57,834)
euro	Sell	Standard Charter Bank	11/27/2015	1,688,000	1,894,224	1,896,823	(2,599)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(512,704)

Open Futures Contracts at August 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E-Mini S&P 500 Index	September 2015	32	Long	$3,150,720	$97,929
U.S. 10-Year Treasury Note	December 2015	82	Short	(10,419,125)	36,371
Totals				$(7,268,405)	$134,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET GROWTH FUND August 31, 2015

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,213,892	$—	$—	$1,213,892
Municipal Bonds	—	1,142	—	1,142
Repurchase Agreement	—	868	—	868
Total	$1,213,892	$2,010	$—	$1,215,902
Other Financial Instruments
Credit Default Swaps
Assets	$—	$—	$—	$—
Liabilities	—	(289)	—	(289)
Forward Foreign Currency Exchange Contracts
Assets	—	1,807	—	1,807
Liabilities	—	(513)	—	(513)
Futures Contracts
Assets	134	—	—	134
Liabilities	—	—	—	—
Total	$134	$1,005	$—	$1,139

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of underlying funds.
(3)	There were no level transfers during the period ended August 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND August 31, 2015

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.82%

Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	5,661,438	$115,663
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	19,929,826	227,399
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	7,068,496	77,047
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(e)	42,669,250	220,600
Lord Abbett Investment Trust-High Yield Fund-Class I(f)	110,744,051	812,861
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(g)	37,228,095	258,363
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(h)	3,233,365	81,190
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(i)	131,982,687	579,404
Total Investments in Underlying Funds (cost $2,580,345,211)		2,372,527

	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)
MUNICIPAL BONDS 0.10%

Tax Revenue

PR Corp. Sales Tax	6.05%	8/1/2037	CCC-	$1,595	961
PR Corp. Sales Tax	5.00%	8/1/2040	CCC-	2,150	1,339
Total Municipal Bonds (cost $2,281,964)					2,300
Total Investments in Securities 99.92% (cost $2,582,627,175)					2,374,827
Other Assets in Excess of Liabilities(j) 0.08%					1,953
Net Assets 100.00%					$2,376,780

(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek high total return.
(f)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(g)	Fund investment objective is to seek a high level of total return.
(h)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(i)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(j)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND August 31, 2015

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at August 31, 2015(1):

Referenced Index	Fund Pays	Termination Date	Original Notional Amount	Current Notional Amount	Market Value(2)	Upfront Payments Received(3)	Unrealized Appreciation	Fair Value(4)
Markit CDX. NA.HY.24(5)	5.00%	6/20/2020	$7,000,000	$6,930,000	$6,619,490	$(423,613)	$113,103	$(310,510)
Markit CDX. NA.HY.24(5)	5.00%	6/20/2020	350,000	346,500	330,975	(21,847)	6,321	(15,525)
						$(445,460)	$119,424	$(326,035)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(m)).
(4)	Includes upfront payments received and unrealized appreciation/(depreciation).
(5)	Central Clearinghouse: Credit Suisse.

Open Forward Foreign Currency Exchange Contracts at August 31, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Thai baht	Buy	Bank of America	11/20/2015	62,285,000	$1,725,203	$1,732,030	$6,827
Turkish lira	Buy	Citibank N.A.	11/20/2015	4,940,000	1,635,126	1,657,058	21,932
Australian dollar	Sell	Citibank N.A.	11/27/2015	56,160,000	40,187,534	39,792,347	395,187
Australian dollar	Sell	Goldman Sachs	11/27/2015	4,332,000	3,169,123	3,069,452	99,671
Australian dollar	Sell	Morgan Stanley	11/27/2015	8,806,000	6,378,232	6,239,519	138,713
Australian dollar	Sell	Standard Charter Bank	11/27/2015	4,304,000	3,144,479	3,049,613	94,866
British pound	Sell	Citibank N.A.	11/27/2015	3,076,000	4,786,862	4,717,892	68,970
British pound	Sell	Goldman Sachs	11/27/2015	1,523,000	2,376,370	2,335,940	40,430
British pound	Sell	Standard Charter Bank	11/27/2015	22,500,000	35,401,478	34,509,941	891,537
British pound	Sell	Standard Charter Bank	11/27/2015	1,504,000	2,357,728	2,306,798	50,930
Canadian dollar	Sell	Morgan Stanley	11/27/2015	3,947,000	3,036,268	2,999,499	36,769
Canadian dollar	Sell	Morgan Stanley	11/27/2015	8,036,000	6,113,580	6,106,911	6,669
Canadian dollar	Sell	Standard Charter Bank	11/27/2015	3,945,000	3,014,516	2,997,980	16,536
euro	Sell	Standard Charter Bank	11/27/2015	43,145,000	49,449,606	48,482,491	967,115
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,836,152

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND August 31, 2015

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Brazilian real	Buy	Goldman Sachs	11/20/2015	5,780,000	$1,611,621	$1,551,986	$(59,635)
Indian rupee	Buy	Morgan Stanley	11/20/2015	40,370,000	608,440	599,949	(8,491)
Malaysian ringgit	Buy	Goldman Sachs	11/20/2015	9,240,000	2,240,543	2,209,099	(31,444)
South African rand	Buy	Morgan Stanley	11/20/2015	14,935,000	1,134,809	1,110,713	(24,096)
Canadian dollar	Sell	Standard Charter Bank	11/27/2015	27,850,000	20,997,553	21,164,444	(166,891)
euro	Sell	Bank of America	11/27/2015	3,310,000	3,697,035	3,719,482	(22,447)
euro	Sell	Morgan Stanley	11/27/2015	6,728,000	7,448,447	7,560,324	(111,877)
euro	Sell	Standard Charter Bank	11/27/2015	3,270,000	3,669,498	3,674,533	(5,035)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(429,916)

Open Futures Contracts at August 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E-Mini S&P 500 Index	September 2015	63	Long	$6,202,980	$192,924
U.S. 10-Year Treasury Note	December 2015	99	Short	(12,579,188)	43,912
Totals				$(6,376,208)	$236,836

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$2,372,527	$—	$—	$2,372,527
Municipal Bonds	—	2,300	—	2,300
Total	$2,372,527	$2,300	$—	$2,374,827
Other Financial Instruments
Credit Default Swaps
Assets	$—	$—	$—	$—
Liabilities	—	(326)	—	(326)
Forward Foreign Currency Exchange Contracts
Assets	—	2,836	—	2,836
Liabilities	—	(430)	—	(430)
Futures Contracts
Assets	237	—	—	237
Liabilities	—	—	—	—
Total	$237	$2,080	$—	$2,317

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of underlying funds.
(3)	There were no level transfers during the period ended August 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.67%

ASSET-BACKED SECURITIES 14.30%

Automobiles 5.81%

Ally Auto Receivables Trust 2014-1 A3	0.97%	10/15/2018	$125,710	$125,549,405
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	88,216	88,110,097
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%	6/8/2017	82	81,902
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%	10/10/2017	10,264	10,262,987
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%	3/8/2018	16,424	16,416,815
AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%	9/10/2018	19,125	19,231,564
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	39,149	39,125,658
Avis Budget Rental Car Funding AESOP LLC 2011-3A A†	3.41%	11/20/2017	28,196	28,867,093
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	28,476	29,229,404
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	68,134	69,657,340
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	28,652	28,833,081
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	20,010	20,074,082
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	57,000	57,055,347
BMW Vehicle Lease Trust 2014-1 A3	0.73%	2/21/2017	38,779	38,754,259
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	17,042	17,031,823
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	28,289	28,278,224
California Republic Auto Receivables Trust 2014-1 A3	0.85%	5/15/2018	10,140	10,144,363
California Republic Auto Receivables Trust 2014-2 A3	0.91%	8/15/2018	42,000	42,021,672
California Republic Auto Receivables Trust 2014-3 A3	1.09%	11/15/2018	37,630	37,583,715
California Republic Auto Receivables Trust 2014-4 A3	1.27%	1/15/2019	48,645	48,726,164
California Republic Auto Receivables Trust 2015-1 A2	0.88%	12/15/2017	9,120	9,118,034
California Republic Auto Receivables Trust 2015-1 A3	1.33%	4/15/2019	22,997	23,072,948
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	18,024	18,063,653
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	6,485	6,557,379
Capital Auto Receivables Asset Trust 2015-2 A1A	0.99%	10/20/2017	111,929	111,728,423
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	46,940	46,754,282
Capital Auto Receivables Asset Trust 2015-3 B	2.43%	9/21/2020	25,135	25,180,168
Capital Auto Receivables Asset Trust 2015-3 C	2.90%	12/21/2020	23,813	23,863,626
Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	21,169	21,205,739
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	3,124	3,126,127
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	81,625	81,555,741
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	31,050	31,037,611
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%	4/16/2018	10,323	10,334,440
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	51,255	51,316,096
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	36,453	36,450,849
Drive Auto Receivables Trust 2015-CA A3†	1.38%	10/15/2018	31,230	31,234,669
Drive Auto Receivables Trust 2015-CA B†	2.23%	9/16/2019	53,077	53,105,582
Drive Auto Receivables Trust 2015-CA C†	3.01%	5/17/2021	67,552	67,629,989

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Fifth Third Auto Trust 2014-2 A3	0.89%	11/15/2018	$68,250	$68,217,922
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	57,534	57,492,949
Flagship Credit Auto Trust 2015-2 A†	1.98%	10/15/2020	49,345	49,386,499
Ford Credit Auto Owner Trust 2014-B A3	0.90%	10/15/2018	6,664	6,660,751
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	57,260	57,332,949
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%	12/15/2022	28,920	28,986,863
Hyundai Auto Receivables Trust 2014-B A3	0.90%	12/17/2018	38,083	38,083,971
Mercedes-Benz Auto Receivables Trust 2015-1 A3	1.34%	12/16/2019	91,678	91,530,903
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%	11/20/2017	77,032	77,123,707
Santander Drive Auto Receivables Trust 2013-3 B	1.19%	5/15/2018	39,595	39,494,686
Santander Drive Auto Receivables Trust 2013-5 A3	0.82%	2/15/2018	14,810	14,807,962
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	7,453	7,512,941
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	8,685	8,645,848
Santander Drive Auto Receivables Trust 2015-3 B	2.07%	4/15/2020	28,819	28,894,390
Santander Drive Auto Receivables Trust 2015-3 C	2.74%	1/15/2021	34,016	34,087,621
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%	11/16/2020	8,230	8,232,864
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%	4/20/2018	21,493	21,469,884
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%	9/15/2017	19,495	19,522,644
Total				2,063,855,705

Credit Cards 1.59%

American Express Credit Account Master Trust 2013-1 A	0.618%#	2/16/2021	16,050	16,104,016
Bank of America Credit Card Trust 2014-A3 A	0.488%#	1/15/2020	116,549	116,534,606
Barclays Dryrock Issuance Trust 2012-2 A	0.64%	8/15/2018	36,500	36,499,197
Capital One Multi-Asset Execution Trust 2014-A2	1.26%	1/15/2020	26,421	26,510,277
Capital One Multi-Asset Execution Trust 2015-A3	0.598%#	3/15/2023	122,949	122,249,973
Chase Issuance Trust 2014-A3	0.398%#	5/15/2018	10,500	10,495,391
Citibank Credit Card Issuance Trust 2013-A6	1.32%	9/7/2018	31,581	31,643,183
Citibank Credit Card Issuance Trust 2014-A6	2.15%	7/15/2021	19,075	19,308,688
Discover Card Execution Note Trust 2012-B3	0.648%#	5/15/2018	87,665	87,655,795
Synchrony Credit Card Master Note Trust 2011-2 A	0.678%#	5/15/2019	53,070	53,098,260
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%	8/17/2020	15,560	15,504,778
World Financial Network Credit Card Master Trust 2013-B A	0.91%	3/16/2020	21,347	21,356,574
World Financial Network Credit Card Master Trust 2014-A	0.578%#	12/15/2019	7,550	7,524,998
Total				564,485,736

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Home Equity 0.17%

Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1 A3	0.391	%#	1/25/2036	$17,962	$17,271,460
Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.351	%#	5/25/2036	20,839	19,683,619
Home Equity Asset Trust 2006-7 2A2	0.301	%#	1/25/2037	6,114	6,100,630
Home Equity Asset Trust 2006-8 2A2	0.301	%#	3/25/2037	9,586	9,498,458
Option One Mortgage Loan Trust 2005-1 A4	0.991	%#	2/25/2035	10,217	10,049,304
Total					62,603,471

Other 6.73%

ALM XIV Ltd. 2014-14A A1†	1.709	%#	7/28/2026	5,500	5,490,889
AMAC CDO Funding I 2006-1A A2†	0.50	%#	11/23/2050	16,508	16,136,719
AMAC CDO Funding I 2006-1A B†	0.58	%#	11/23/2050	12,500	12,156,250
Apollo Credit Funding IV Ltd. 4A A1†	1.725	%#	4/15/2027	21,500	21,467,427
Ares IIIR/IVR CLO Ltd. 2007-3RA A2†	0.496	%#	4/16/2021	20,456	20,207,978
Ares XI CLO Ltd. 2007-11A A1B†	0.536	%#	10/11/2021	32,000	31,652,392
Avenue CLO VI Ltd. 2007-6A A2†	0.624	%#	7/17/2019	11,750	11,665,328
Avery Point IV CLO Ltd. 2014-1A A†	1.797	%#	4/25/2026	5,000	5,009,389
BlueMountain CLO Ltd. 2014-3A A1†	1.755	%#	10/15/2026	51,750	51,769,981
BlueMountain CLO Ltd. 2015-3A A1†(a)	1.813	%#	10/20/2027	24,750	24,727,725
Carlyle Global Market Strategies 2015-2A A1†	1.744	%#	4/27/2027	44,050	44,048,718
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	1.425	%#	4/18/2025	19,500	19,354,290
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1†	1.775	%#	10/15/2026	48,750	48,811,230
Cedar Funding IV CLO Ltd. 2014-4A A1†	1.777	%#	10/23/2026	38,810	38,810,380
Cent CDO Ltd. 2007-14A A2B†	0.605	%#	4/15/2021	15,000	14,372,785
Cent CDO XI Ltd. 2006-11A A1†	0.537	%#	4/25/2019	10,634	10,485,487
Cent CLO 2013-17A A1†	1.578	%#	1/30/2025	38,500	38,263,433
Cent CLO Ltd. 2013-19A A1A†	1.624	%#	10/29/2025	19,050	18,882,360
Cent CLO Ltd. 2014-21A A1B†	1.667	%#	7/27/2026	38,900	38,565,413
Cerberus Onshore II CLO LLC 2013-1A A1†	2.289	%#	10/15/2023	34,021	34,042,401
CIFC Funding II Ltd. 2014-2A A1L†	1.809	%#	5/24/2026	72,650	72,683,513
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	36,108	36,089,440
Cornerstone CLO Ltd. 2007-1A A1S†	0.495	%#	7/15/2021	12,844	12,744,594
Crown Point CLO Ltd. 2012-1A A1LB†	1.776	%#	11/21/2022	4,384	4,391,646
Dryden XXIII Senior Loan Fund 2012-23RA A1R†	1.539	%#	7/17/2023	25,500	25,470,303
Dryden XXIV Senior Loan Fund 2012-24RA BR†	2.191	%#	11/15/2023	9,350	9,289,889
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	35,672	35,664,866

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

FBR Securitization Trust 2005-4 AV24	0.891	%#	10/25/2035	$18,653	$16,638,975
Fore CLO Ltd. 2007-1A A2†	0.737	%#	7/20/2019	9,775	9,697,535
Fortress Credit BSL II Ltd. 2013-2A A1F†	1.775	%#	10/19/2025	26,695	26,778,555
Fortress Credit BSL Ltd. 2013-1A A†	1.455	%#	1/19/2025	46,720	45,843,379
Fraser Sullivan CLO II Ltd. 2006-2A A2†	0.581	%#	12/20/2020	3,711	3,706,876
Galaxy XVIII CLO Ltd. 2014-18A A†	1.745	%#	10/15/2026	47,125	46,862,123
Gleneagles CLO Ltd. 2005-1A B†	0.85	%#	11/1/2017	26,176	26,086,095
GMF Floorplan Owner Revolving Trust 2015-1 A1†	1.65%		5/15/2020	53,067	52,769,772
Goldentree Loan Opportunities VI Ltd. 2012-6A A†	1.589	%#	4/17/2022	41,717	41,743,035
Gramercy Real Estate CDO Ltd. 2007-1A A1†	0.601	%#	8/15/2056	28,235	26,646,473
Grayson CLO Ltd. 2006-1A A1A†	0.523	%#	11/1/2021	16,837	16,601,030
Halcyon Loan Advisors Funding Ltd. 2015-2A A†	1.727	%#	7/25/2027	27,750	27,595,846
Harch CLO III Ltd. 2007-1A B†	0.679	%#	4/17/2020	1,792	1,788,011
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	19,055	18,962,155
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%		11/15/2046	49,555	49,311,710
HLSS Servicer Advance Receivables Trust 2012-T2 A2†	1.99%		10/15/2045	78,141	78,065,828
HLSS Servicer Advance Receivables Trust 2013-T1 A2†	1.495%		1/16/2046	51,180	51,134,040
HLSS Servicer Advance Receivables Trust 2014-T2 AT2†	2.217%		1/15/2047	30,000	29,947,560
Jackson Mill CLO Ltd. 2015-1A A†	1.763	%#	4/15/2027	34,600	34,628,455
Jasper CLO Ltd. 2005-1A A†	0.579	%#	8/1/2017	1,058	1,056,405
Jefferson Mill CLO Ltd. 2015-1A A1†	1.782	%#	7/20/2027	27,000	26,994,438
JFIN CLO Ltd. 2007-1A A2†	0.515	%#	7/20/2021	16,052	15,911,003
JFIN Revolver CLO Ltd. 2013-1A A†	1.525	%#	1/20/2021	20,849	20,868,436
JFIN Revolver CLO Ltd. 2014-2A A2†	1.576	%#	2/20/2022	34,900	34,726,003
JFIN Revolver CLO Ltd. 2015-3A A1†	1.775	%#	4/20/2023	46,820	46,817,219
JFIN Revolver CLO Ltd. 2015-4A A†	1.424	%#	4/22/2020	14,950	14,877,071
KKR Financial CLO Ltd. 2007-1A A†	0.671	%#	5/15/2021	17,185	17,123,335
KKR Financial CLO Ltd. 2007-1A B†	1.071	%#	5/15/2021	8,000	7,871,887
Marathon CLO IV Ltd. 2012-4A A1†	1.666	%#	5/20/2023	17,183	17,188,593
Meritage Mortgage Loan Trust 2004-2 M3	1.166	%#	1/25/2035	8,451	8,032,230
Morgan Stanley Capital I, Inc. 2006-HE1 A3	0.371	%#	1/25/2036	293	293,464
Mountain View CLO Ltd. 2015-9A A1A†	1.739	%#	7/15/2027	21,000	20,748,941
MT Wilson CLO II Ltd. 2007-2A A2†	0.616	%#	7/11/2020	7,287	7,227,879
NextGear Floorplan Master Owner Trust 2015-1A A†	1.80%		7/15/2019	74,381	74,571,527
Nomura CRE CDO Ltd. 2007-2A A2†	0.613	%#	5/21/2042	8,878	8,878,072

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

NorthStar Real Estate CDO VIII Ltd. 2006-8A A1†	0.479	%#	2/1/2041	$14,030	$13,703,893
NorthStar Real Estate CDO VIII Ltd. 2006-8A A2†	0.549	%#	2/1/2041	11,000	10,650,750
Northwoods Capital XI Ltd. 2014-11A A†	1.875	%#	4/15/2025	23,200	23,155,762
NZCG Funding Ltd. 2015-2A A1†	1.812	%#	4/27/2027	20,080	20,100,162
Oaktree CLO Ltd. 2014-2A A1A†	1.805	%#	10/20/2026	44,975	44,825,557
Oaktree CLO Ltd. 2015-1A A1†(a)	1.859	%#	10/20/2027	31,000	30,907,000
OCP CLO Ltd. 2014-6A A1A†	1.724	%#	7/17/2026	15,000	14,908,410
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.795	%#	4/15/2026	50,408	50,503,810
Octagon Loan Funding Ltd. 2014-1A A1†	1.774	%#	11/18/2026	3,925	3,921,736
OHA Loan Funding Ltd. 2013-2A A†	1.552	%#	8/23/2024	28,500	28,382,170
OHA Loan Funding Ltd. 2015-1A A†	1.773	%#	2/15/2027	27,650	27,650,489
OHA Park Avenue CLO I Ltd. 2007-1A A1B†	0.501	%#	3/14/2022	13,783	13,668,103
OZLM Funding Ltd. 2012-1A A1R†	1.815	%#	7/22/2027	20,000	19,939,734
OZLM VIII Ltd. 2014-8A A1A†	1.714	%#	10/17/2026	68,415	68,324,097
SLM Private Education Loan Trust 2010-A 2A†	3.448	%#	5/16/2044	43,444	45,231,346
SLM Private Education Loan Trust 2012-A A1†	1.598	%#	8/15/2025	8,936	8,971,182
SLM Private Education Loan Trust 2012-E A1†	0.948	%#	10/16/2023	13,303	13,297,945
SLM Private Education Loan Trust 2013-B A1†	0.848	%#	7/15/2022	31,380	31,354,147
SLM Student Loan Trust 2011-1 A1	0.719	%#	3/25/2026	17,638	17,388,176
Stone Tower CLO V Ltd. 2006-5A A2B†	0.606	%#	7/16/2020	40,500	39,942,846
Stone Tower CLO VI Ltd. 2007-6A A2A†	0.509	%#	4/17/2021	7,952	7,895,592
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.609	%#	4/17/2021	4,411	4,346,089
Treman Park CLO LLC 2015-1A A†	1.761	%#	4/20/2027	30,000	30,045,837
Tryon Park CLO Ltd. 2013-1A A1†	1.395	%#	7/15/2025	8,150	8,077,823
Venture XI CLO Ltd. 2012-11AR BR†	2.259	%#	11/14/2022	17,500	17,449,847
Venture XVII CLO Ltd. 2014-17A A†	1.755	%#	7/15/2026	31,000	30,849,517
Venture XVIII CLO Ltd. 2014-18A A†	1.725	%#	10/15/2026	45,250	44,958,382
Voya CLO II Ltd. 2006-2A A1R†	0.538	%#	8/1/2020	2,982	2,976,005
Voya CLO Ltd. 2012-3AR AR†	1.609	%#	10/15/2022	200	199,460
Voya CLO Ltd. 2015-1A A1†	1.755	%#	4/18/2027	20,525	20,533,007
Westchester CLO Ltd. 2007-1A A1A†	0.503	%#	8/1/2022	22,335	21,977,671
Westgate Resorts LLC 2014-1A A†	2.15%		12/20/2026	10,693	10,639,788
Westgate Resorts LLC 2014-1A B†	3.25%		12/20/2026	8,611	8,600,390
Westgate Resorts LLC 2015-1A A†	2.75%		5/20/2027	8,838	8,847,035
Westgate Resorts LLC 2015-1A B†	3.50%		5/20/2027	15,572	15,572,576
Total					2,390,045,116
Total Asset-Backed Securities (cost $5,071,960,089)					5,080,990,028

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
CONVERTIBLE BONDS 0.04%

Energy Equipment & Services 0.04%

Chesapeake Energy Corp.	2.75%	11/15/2035		$12,365	$12,148,613

Oil 0.00%

Oleo e Gas Participacoes SA (Brazil)(b)(c)	10.00%	6/1/2016	BRL	313	548,414
Oleo e Gas Participacoes SA (Brazil)(b)(c)	10.00%	6/1/2016	BRL	395	692,217
Total					1,240,631
Total Convertible Bonds (cost $14,410,147)					13,389,244

CORPORATE BONDS 42.75%

Aerospace/Defense 0.12%

BAE Systems plc (United Kingdom)†(d)	3.50%	10/11/2016		$1,250	1,279,740
Exelis, Inc.	4.25%	10/1/2016		27,693	28,462,118
Harris Corp.	2.70%	4/27/2020		9,672	9,513,379
Litton Industries, Inc.	6.75%	4/15/2018		2,750	3,082,885
Total					42,338,122

Air Transportation 0.03%

American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022		5,126	5,273,126
US Airways 2012-1 Class C Pass-Through Trust	9.125%	10/1/2015		5,916	5,950,943
Total					11,224,069

Aluminum 0.11%

Novelis, Inc.	8.75%	12/15/2020		39,853	39,952,633

Auto Parts: Original Equipment 0.71%

BorgWarner, Inc.	5.75%	11/1/2016		1,280	1,340,700
Continental Rubber of America Corp.†	4.50%	9/15/2019		133,690	137,084,389
Hertz Corp. (The)	7.50%	10/15/2018		51,995	53,229,882
International Automotive Components Group SA (Luxembourg)†(d)	9.125%	6/1/2018		11,965	12,264,125
Schaeffler Holding Finance BV PIK (Netherlands)†(d)	6.875%	8/15/2018		46,144	47,735,968
Total					251,655,064

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive 1.43%

Ford Motor Credit Co. LLC	1.724%	12/6/2017	$30,000	$29,742,390
Ford Motor Credit Co. LLC	2.24%	6/15/2018	48,100	47,771,910
Ford Motor Credit Co. LLC	3.157%	8/4/2020	77,251	77,398,858
Ford Motor Credit Co. LLC	4.207%	4/15/2016	14,514	14,764,308
Ford Motor Credit Co. LLC	4.25%	2/3/2017	24,600	25,446,166
Ford Motor Credit Co. LLC	6.625%	8/15/2017	21,250	22,990,587
General Motors Co.	3.50%	10/2/2018	55,075	55,987,042
General Motors Financial Co., Inc.	2.40%	4/10/2018	57,933	57,285,483
General Motors Financial Co., Inc.	3.00%	9/25/2017	9,655	9,711,298
General Motors Financial Co., Inc.	3.20%	7/13/2020	49,330	48,749,189
General Motors Financial Co., Inc.	3.25%	5/15/2018	9,645	9,706,275
General Motors Financial Co., Inc.	4.75%	8/15/2017	85,643	88,843,993
Kia Motors Corp. (South Korea)†(d)	3.625%	6/14/2016	13,600	13,826,780
Tenneco, Inc.	6.875%	12/15/2020	5,245	5,494,138
Total				507,718,417

Banks: Money Center 0.91%

Akbank TAS (Turkey)†(d)	3.875%	10/24/2017	7,850	7,948,125
Banco de Bogota SA (Colombia)†(d)	5.00%	1/15/2017	5,100	5,268,300
Banco Nacional de Costa Rica (Costa Rica)†(d)	4.875%	11/1/2018	6,000	6,052,500
Bank of America Corp.	5.25%	12/1/2015	16,304	16,302,989
Bank of America Corp.	5.42%	3/15/2017	95,402	100,399,634
Bank of America Corp.	5.49%	3/15/2019	48,802	54,212,531
Bank of America Corp.	5.75%	8/15/2016	28,402	29,515,614
BBVA Banco Continental SA (Peru)†(d)	2.25%	7/29/2016	12,655	12,655,000
Export-Import Bank of Korea (South Korea)(d)	1.036%#	1/14/2017	11,250	11,283,143
Export-Import Bank of Korea (South Korea)(d)	1.133%#	9/17/2016	6,100	6,122,820
Export-Import Bank of Korea (South Korea)(d)	3.75%	10/20/2016	6,675	6,871,565
Huntington Bancshares, Inc.	7.00%	12/15/2020	15,908	18,960,936
Industrial & Commercial Bank of China Ltd.	2.351%	11/13/2017	24,500	24,655,820
Santander Bank NA	8.75%	5/30/2018	750	863,012
Wilmington Trust Corp.	8.50%	4/2/2018	10,931	12,584,522
Zions Bancorporation	5.50%	11/16/2015	7,651	7,706,661
Total				321,403,172

Banks: Regional 4.81%

ABN AMRO Bank NV (Netherlands)(d)	6.25%	9/13/2022	19,600	20,675,942
Associated Banc-Corp.	5.125%	3/28/2016	75,576	77,017,385
Banco de Credito e Inversiones (Chile)†(d)	3.00%	9/13/2017	7,000	7,082,768

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Banco del Estado de Chile (Chile)†(d)	2.00%	11/9/2017	$34,000	$34,117,164
Banco do Brasil SA	3.875%	1/23/2017	14,800	14,925,652
Banco Santander Chile (Chile)†(d)	2.154%#	6/7/2018	22,000	22,330,000
Bangkok Bank PCL (Hong Kong)†(d)	3.30%	10/3/2018	11,000	11,277,233
Bank of America Corp.	5.70%	5/2/2017	36,522	38,663,358
Bank of America Corp.	6.05%	5/16/2016	74,074	76,443,701
Bank of America NA	5.30%	3/15/2017	142,095	149,716,834
Bank of America NA	6.10%	6/15/2017	36,802	39,552,029
Bank of Nova Scotia (The) (Canada)†(d)	2.15%	8/3/2016	14,450	14,634,165
CIT Group, Inc.	3.875%	2/19/2019	8,381	8,401,953
CIT Group, Inc.	4.25%	8/15/2017	21,101	21,470,268
CIT Group, Inc.	5.00%	5/15/2017	4,912	5,065,500
CIT Group, Inc.	5.25%	3/15/2018	5,925	6,169,406
CIT Group, Inc.†	5.50%	2/15/2019	10,359	10,915,796
Citigroup, Inc.	5.50%	2/15/2017	82,516	86,941,746
Discover Bank	2.00%	2/21/2018	28,739	28,479,975
Discover Bank	2.60%	11/13/2018	38,641	38,724,233
Discover Bank	8.70%	11/18/2019	23,473	28,091,993
Export-Import Bank of China (The) (China)†(d)	2.50%	7/31/2019	34,500	34,801,358
Fifth Third Bancorp	2.875%	7/27/2020	39,542	39,607,244
Fifth Third Bancorp	5.45%	1/15/2017	9,935	10,431,810
First Midwest Bancorp, Inc.	5.875%	11/22/2016	14,875	15,495,243
Goldman Sachs Group, Inc. (The)	2.329%#	8/24/2016	3,350	3,382,019
Goldman Sachs Group, Inc. (The)	5.625%	1/15/2017	83,852	88,074,116
HBOS plc (United Kingdom)†(d)	6.75%	5/21/2018	178,017	196,880,215
Itau Unibanco Holding SA†	2.85%	5/26/2018	24,500	23,850,750
Korea Development Bank (The) (South Korea)(d)	0.92%#	1/22/2017	23,100	23,097,344
Korea Exchange Bank (South Korea)†(d)	2.50%	6/12/2019	9,500	9,506,536
Lloyds Bank plc (United Kingdom)†(d)	6.50%	9/14/2020	32,050	37,097,042
Macquarie Bank Ltd. (Australia)†(d)	5.00%	2/22/2017	6,055	6,342,485
National City Corp.	6.875%	5/15/2019	22,043	25,417,342
National Savings Bank (Sri Lanka)†(d)	8.875%	9/18/2018	15,100	16,138,880
PNC Funding Corp.	5.625%	2/1/2017	6,960	7,342,563
Popular, Inc.	7.00%	7/1/2019	11,596	11,262,615
Regions Bank	7.50%	5/15/2018	18,225	20,698,625
Regions Financial Corp.	2.00%	5/15/2018	3,667	3,650,095
Royal Bank of Scotland Group plc (The) (United Kingdom)(d)	6.40%	10/21/2019	8,270	9,265,146
Royal Bank of Scotland Group plc (United Kingdom)(d)	2.55%	9/18/2015	22,722	22,735,065

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Royal Bank of Scotland NV (Netherlands)(d)	4.65%	6/4/2018	$12,068	$12,553,894
Royal Bank of Scotland plc (The) (United Kingdom)(d)	9.50%	3/16/2022	84,170	92,378,006
Santander Holdings USA, Inc.	3.00%	9/24/2015	53,886	53,960,093
Santander Holdings USA, Inc.	4.625%	4/19/2016	38,243	39,084,958
Standard Chartered Bank (United Kingdom)†(d)	6.40%	9/26/2017	39,371	42,702,968
Swedbank Hypotek AB (Sweden)†(d)	2.95%	3/28/2016	16,900	17,124,026
Synovus Financial Corp.	7.875%	2/15/2019	24,158	27,328,738
Turkiye Halk Bankasi AS (Turkey)†(d)	4.75%	6/4/2019	9,500	9,476,250
Turkiye Halk Bankasi AS (Turkey)†(d)	4.875%	7/19/2017	29,500	30,203,929
Turkiye Vakiflar Bankasi TAO (Turkey)†(d)	3.75%	4/15/2018	6,700	6,545,230
Turkiye Vakiflar Bankasi TAO (Turkey)†(d)	5.75%	4/24/2017	29,700	30,767,418
Total				1,707,899,104

Broadcasting 0.15%

21st Century Fox America, Inc.	7.60%	10/11/2015	1,118	1,125,615
Cox Communications, Inc.†	5.875%	12/1/2016	30,736	32,337,284
Cox Communications, Inc.†	9.375%	1/15/2019	17,676	21,280,048
Total				54,742,947

Brokers 0.60%

Jefferies Group LLC	3.875%	11/9/2015	26,535	26,631,614
Jefferies Group LLC	5.125%	4/13/2018	21,140	22,317,286
Jefferies Group LLC	5.50%	3/15/2016	15,745	16,059,538
Jefferies Group LLC	8.50%	7/15/2019	101,583	120,962,598
Raymond James Financial, Inc.	8.60%	8/15/2019	21,256	25,905,474
Total				211,876,510

Building Materials 0.28%

Cemex SAB de CV (Mexico)†(d)	5.039%#	10/15/2018	12,000	12,600,000
Fortune Brands Home & Security, Inc.	3.00%	6/15/2020	14,469	14,459,465
Martin Marietta Materials, Inc.	1.382%#	6/30/2017	26,910	26,742,001
Martin Marietta Materials, Inc.	6.60%	4/15/2018	17,287	19,245,185
Owens Corning	6.50%	12/1/2016	221	233,431
Owens Corning	9.00%	6/15/2019	6,772	8,037,036
Roofing Supply Group LLC/Roofing Supply Finance, Inc.†	10.00%	6/1/2020	18,238	19,697,040
Total				101,014,158

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.40%

Chicago Parking Meters LLC†	5.489%	12/30/2020	$16,550	$18,041,337
Expedia, Inc.	7.456%	8/15/2018	46,996	53,579,576
HPHT Finance 15 Ltd.†	2.25%	3/17/2018	13,800	13,674,710
Korea Expressway Corp. (South Korea)†(d)	1.625%	4/28/2017	4,800	4,795,488
McGraw Hill Financial, Inc.†	3.30%	8/14/2020	31,366	31,547,452
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	19,613	19,563,967
Verisk Analytics, Inc.	4.875%	1/15/2019	2,330	2,486,238
Total				143,688,768

Cable Services 0.10%

Time Warner Cable, Inc.	8.25%	4/1/2019	8,989	10,521,229
Time Warner Cable, Inc.	8.75%	2/14/2019	20,144	23,822,234
Total				34,343,463

Chemicals 1.20%

Airgas, Inc.	3.05%	8/1/2020	19,309	19,378,281
Huntsman International LLC	8.625%	3/15/2021	7,495	7,850,338
Incitec Pivot Ltd. (Australia)†(d)	4.00%	12/7/2015	2,864	2,882,501
LyondellBasell Industries NV	5.00%	4/15/2019	80,028	86,597,819
Nufarm Australia Ltd. (Australia)†(d)	6.375%	10/15/2019	9,975	10,037,344
PetroLogistics LP/PetroLogistics Finance Corp.(e)	6.25%	4/1/2020	94,370	99,973,691
Rockwood Specialties Group, Inc.	4.625%	10/15/2020	135,019	140,166,599
Yara International ASA (Norway)†(d)	7.875%	6/11/2019	51,670	60,223,968
Total				427,110,541

Coal 0.07%

Korea Resources Corp. (South Korea)†(d)	2.25%	4/29/2020	23,500	23,161,201

Computer Hardware 0.09%

Hewlett-Packard Co.	2.75%	1/14/2019	33,146	33,404,671

Computer Software 0.73%

Aspect Software, Inc.	10.625%	5/15/2017	17,268	15,325,350
First Data Corp.	10.625%	6/15/2021	5,970	6,619,238
First Data Corp.	11.25%	1/15/2021	18,470	20,455,525
First Data Corp.	11.75%	8/15/2021	20,185	22,788,865
First Data Corp.	12.625%	1/15/2021	46,176	53,160,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Software (continued)

Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	$42,794	$45,843,072
SRA International, Inc.	11.00%	10/1/2019	25,476	26,558,730
SunGard Data Systems, Inc.	6.625%	11/1/2019	22,989	23,937,296
SunGard Data Systems, Inc.	7.375%	11/15/2018	37,338	38,504,813
SunGard Data Systems, Inc.	7.625%	11/15/2020	7,383	7,761,379
Total				260,954,388

Consumer Products 0.11%

Avon Products, Inc.	5.35%	3/15/2020	46,126	39,553,045

Containers 0.30%

Coveris Holdings SA (Luxembourg)†(d)	7.875%	11/1/2019	2,915	2,842,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	7.125%	4/15/2019	7,415	7,577,203
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	87,880	89,088,350
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.00%	4/15/2019	6,342	6,500,550
Total				106,008,228

Diversified 0.23%

Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	76,913	76,913,000
Ingersoll-Rand Global Holding Co., Ltd.	2.875%	1/15/2019	2,990	3,029,588
Total				79,942,588

Drugs 1.61%

AbbVie, Inc.	2.50%	5/14/2020	33,385	33,042,837
Baxalta, Inc.†	2.875%	6/23/2020	38,310	37,853,421
Capsugel SA PIK (Luxembourg)†(d)	7.00%	5/15/2019	74,031	74,725,041
Celgene Corp.	2.875%	8/15/2020	28,959	29,045,645
Express Scripts Holding Co.	2.65%	2/15/2017	9,450	9,580,117
Hospira, Inc.	6.05%	3/30/2017	43,470	46,523,376
McKesson Corp.	7.50%	2/15/2019	1,322	1,537,803
Mylan, Inc.	1.35%	11/29/2016	16,412	16,270,364
Mylan, Inc.	1.80%	6/24/2016	59,524	59,419,595
Mylan, Inc.	2.60%	6/24/2018	59,763	59,547,136
Par Pharmaceutical Cos., Inc.	7.375%	10/15/2020	29,843	31,797,717
Perrigo Co. plc (Ireland)(d)	1.30%	11/8/2016	31,878	31,693,586
Perrigo Co. plc (Ireland)(d)	2.30%	11/8/2018	47,197	47,121,532
Valeant Pharmaceuticals International, Inc.†	5.375%	3/15/2020	24,292	24,777,840
Valeant Pharmaceuticals International, Inc.†	6.75%	8/15/2018	30,900	32,387,063
Valeant Pharmaceuticals International, Inc.†	7.00%	10/1/2020	34,353	35,641,238
Total				570,964,311

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 0.86%

Cleveland Electric Illuminating Co. (The)	5.70%	4/1/2017	$11,296	$11,986,694
Cleveland Electric Illuminating Co. (The)	8.875%	11/15/2018	14,991	17,922,415
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	2,063	2,365,780
Entergy Corp.	3.625%	9/15/2015	11,482	11,491,943
Entergy Corp.	4.70%	1/15/2017	54,297	55,804,556
Entergy Texas, Inc.	7.125%	2/1/2019	2,702	3,122,069
Exelon Generation Co. LLC	2.95%	1/15/2020	33,119	33,218,589
Metropolitan Edison Co.	7.70%	1/15/2019	17,918	20,829,944
NextEra Energy Capital Holdings, Inc.	2.056%	9/1/2017	38,650	38,779,130
Pennsylvania Electric Co.	6.05%	9/1/2017	2,074	2,249,286
Pepco Holdings, Inc.	2.70%	10/1/2015	28,070	28,107,165
PG&E Corp.	2.40%	3/1/2019	500	502,121
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(d)	3.90%	5/1/2016	61,263	62,214,966
Red Oak Power LLC	8.54%	11/30/2019	15,890	17,002,076
Total				305,596,734

Electrical: Household 0.02%

Progress Energy, Inc.	7.05%	3/15/2019	4,750	5,500,125

Electronics 0.15%

Jabil Circuit, Inc.	7.75%	7/15/2016	27,319	28,480,058
Jabil Circuit, Inc.	8.25%	3/15/2018	23,485	26,482,860
Total				54,962,918

Electronics: Semi-Conductors/Components 0.26%

KLA-Tencor Corp.	2.375%	11/1/2017	33,975	34,212,689
KLA-Tencor Corp.	3.375%	11/1/2019	58,284	59,606,522
Total				93,819,211

Energy Equipment & Services 1.04%

Cameron International Corp.	1.15%	12/15/2016	5,145	5,116,991
Cameron International Corp.	1.40%	6/15/2017	7,780	7,720,895
Cameron International Corp.	6.375%	7/15/2018	5,515	6,081,766
Chesapeake Energy Corp.	6.50%	8/15/2017	14,444	13,869,273
Copano Energy LLC/Copano Energy Finance Corp.	7.125%	4/1/2021	113,845	118,842,112
Energy Transfer Partners LP	2.50%	6/15/2018	14,444	14,354,187
Energy Transfer Partners LP	9.00%	4/15/2019	92,653	109,231,031
Energy Transfer Partners LP	9.70%	3/15/2019	51,882	62,101,042
NRG Energy, Inc.	8.25%	9/1/2020	31,890	33,085,875
Total				370,403,172

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Engineering & Contracting Services 0.06%

New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	$24,293	$21,256,375

Entertainment 0.86%

CCO Holdings LLC/CCO Holdings Capital Corp.	6.50%	4/30/2021	70,707	74,035,532
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	53,420	55,222,925
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	61,747	61,245,306
Peninsula Gaming LLC/Peninsula Gaming Corp.†	8.375%	2/15/2018	15,305	15,993,725
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	27,670	28,897,856
Seminole Tribe of Florida, Inc.†	6.535%	10/1/2020	23,697	25,118,820
Seminole Tribe of Florida, Inc.†	7.804%	10/1/2020	11,013	11,811,443
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	22,950	24,269,625
WMG Holdings Corp.†	13.75%	10/1/2019	1,400	1,514,002
WMG Holdings Corp.	13.75%	10/1/2019	6,022	6,512,371
Total				304,621,605

Financial Services 3.31%

Air Lease Corp.	2.625%	9/4/2018	28,968	28,918,639
Air Lease Corp.	4.50%	1/15/2016	29,152	29,450,808
Air Lease Corp.	5.625%	4/1/2017	253,109	266,397,222
Alfa Bank OJSC Via Alfa Bond Issuance plc (Ireland)†(d)	7.875%	9/25/2017	10,000	10,355,000
Alliance Data Systems Corp.†	6.375%	4/1/2020	21,227	21,943,411
Banco Bradesco SA†	4.50%	1/12/2017	9,100	9,363,900
Banco de Credito del Peru (Peru)†(d)	2.75%	1/9/2018	10,593	10,642,787
Bank of America Corp.	7.80%	9/15/2016	62,259	66,144,460
Capital One Financial Corp.	6.15%	9/1/2016	18,525	19,381,059
Countrywide Financial Corp.	6.25%	5/15/2016	39,082	40,377,959
Denali Borrower LLC/Denali Finance Corp.†	5.625%	10/15/2020	205,064	210,703,260
Discover Financial Services	6.45%	6/12/2017	12,204	13,210,842
Dun & Bradstreet Corp. (The)	2.875%	11/15/2015	18,727	18,793,743
Dun & Bradstreet Corp. (The)	3.25%	12/1/2017	34,357	34,985,149
Dun & Bradstreet Corp. (The)	4.00%	6/15/2020	19,243	19,360,729
Fidelity National Financial, Inc.	6.60%	5/15/2017	33,420	35,800,306
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	8,823	9,120,776
Legacy Reserves LP/Legacy Reserves Finance Corp.	8.00%	12/1/2020	12,475	9,543,375
Lloyds Bank plc (United Kingdom)(d)	9.875%	12/16/2021	30,111	33,056,157
Macquarie Group Ltd. (Australia)†(d)	6.00%	1/14/2020	21,622	24,236,921

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Macquarie Group Ltd. (Australia)†(d)	7.625%	8/13/2019	$6,526	$7,627,824
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	49,100	51,370,875
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	40,353	42,622,856
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	39,867	42,458,355
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	19,060	19,765,744
Utility Contract Funding LLC†	7.944%	10/1/2016	13,380	13,859,718
Western Union Co. (The)	2.875%	12/10/2017	45,708	46,615,075
Western Union Co. (The)	3.35%	5/22/2019	24,500	25,180,586
Western Union Co. (The)	5.93%	10/1/2016	15,293	15,970,342
Total				1,177,257,878

Financial: Miscellaneous 0.36%

Kayne Anderson MLP Investment Co.	1.536%#	8/19/2016	92,800	92,767,984
Navient Corp.	4.875%	6/17/2019	18,944	17,760,000
Navient Corp.	5.50%	1/15/2019	19,658	18,822,535
Total				129,350,519

Food 1.29%

Bumble Bee Holdco SCA PIK (Luxembourg)†(d)	9.625%	3/15/2018	14,010	14,395,275
Bumble Bee Holdings, Inc.†	9.00%	12/15/2017	2,725	2,809,475
ConAgra Foods, Inc.	1.30%	1/25/2016	4,435	4,437,080
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. (Greece)†(d)	9.875%	2/1/2020	16,344	17,202,060
JBS USA LLC/JBS USA Finance, Inc. †	7.25%	6/1/2021	67,156	70,429,855
Kraft Heinz Foods Co.†	1.60%	6/30/2017	48,214	48,193,316
Kraft Heinz Foods Co.†	2.00%	7/2/2018	14,124	14,116,627
Minerva Luxembourg SA (Luxembourg)†(d)	12.25%	2/10/2022	4,820	5,229,700
Southern States Cooperative, Inc.†	10.00%	8/15/2021	8,514	7,747,740
Tesco plc (United Kingdom)†(d)	2.70%	1/5/2017	800	805,415
Tesco plc (United Kingdom)†(d)	5.50%	11/15/2017	106,915	113,417,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food (continued)

Tesco plc (United Kingdom)(d)	5.50%	11/15/2017	$676	$719,693
US Foods, Inc.	8.50%	6/30/2019	129,787	135,627,415
Want Want China Finance Ltd. (China)†(d)	1.875%	5/14/2018	24,300	23,913,703
Total				459,044,604

Gaming 0.40%

CCM Merger, Inc.†	9.125%	5/1/2019	33,532	35,879,240
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	37,153	37,338,765
Pinnacle Entertainment, Inc.	7.50%	4/15/2021	39,477	41,944,313
Pinnacle Entertainment, Inc.	8.75%	5/15/2020	25,877	27,170,850
Total				142,333,168

Health Care 0.09%

Zoetis, Inc.	1.875%	2/1/2018	32,646	32,456,882

Health Care Products 1.28%

Boston Scientific Corp.	2.65%	10/1/2018	963	970,321
Boston Scientific Corp.	2.85%	5/15/2020	19,344	19,239,233
Boston Scientific Corp.	5.125%	1/12/2017	7,800	8,156,936
Boston Scientific Corp.	6.00%	1/15/2020	19,745	22,144,946
Forest Laboratories LLC†	4.375%	2/1/2019	186,610	195,153,192
Immucor, Inc.	11.125%	8/15/2019	46,454	49,008,970
Kinetic Concepts, Inc./KCI USA, Inc.	12.50%	11/1/2019	54,321	58,530,877
Life Technologies Corp.	3.50%	1/15/2016	5,125	5,167,061
Life Technologies Corp.	6.00%	3/1/2020	11,848	13,349,888
Quest Diagnostics, Inc.	2.50%	3/30/2020	8,865	8,785,791
Zimmer Biomet Holdings, Inc.	2.00%	4/1/2018	38,740	38,481,682
Zimmer Biomet Holdings, Inc.	2.70%	4/1/2020	34,565	34,250,666
Total				453,239,563

Health Care Services 1.65%

Capella Healthcare, Inc.	9.25%	7/1/2017	22,128	22,791,840
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	52,330	54,815,675
Emdeon, Inc.	11.00%	12/31/2019	41,711	44,943,603
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	59,851	62,178,605
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	235,283	244,694,320
Senior Housing Properties Trust	3.25%	5/1/2019	15,331	15,371,796
Senior Housing Properties Trust	4.30%	1/15/2016	19,315	19,375,417
Senior Housing Properties Trust	6.75%	4/15/2020	43,603	48,702,327

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services (continued)

Tenet Healthcare Corp.	8.00%	8/1/2020	$69,664	$72,885,960
Total				585,759,543

Hospital Management 0.04%

Universal Health Services, Inc.†	3.75%	8/1/2019	13,600	13,923,000

Hospital Supplies 0.03%

Becton, Dickinson & Co.	6.375%	8/1/2019	8,635	9,898,197

Industrial Products 0.04%

PPL UK Distribution Holdings Ltd./Western Power Distribution Ltd. (United Kingdom)†(d)	7.25%	12/15/2017	14,085	15,284,859

Insurance 0.53%

CNO Financial Group, Inc.	4.50%	5/30/2020	15,910	16,427,075
Kemper Corp.	6.00%	5/15/2017	14,250	15,071,170
Liberty Mutual Group, Inc.†	6.70%	8/15/2016	8,308	8,731,509
TIAA Asset Management Finance Co. LLC†	2.95%	11/1/2019	37,356	37,628,811
UnumProvident Finance Co. plc (United Kingdom)†(d)	6.85%	11/15/2015	7,444	7,530,931
Willis Group Holdings plc (United Kingdom)(d)	4.125%	3/15/2016	52,766	53,506,096
Willis North America, Inc.	6.20%	3/28/2017	46,561	49,297,623
Total				188,193,215

Investment Management Companies 0.26%

Grupo Aval Ltd.†	5.25%	2/1/2017	8,000	8,236,000
Lazard Group LLC	6.85%	6/15/2017	17,040	18,451,662
Leucadia National Corp.	8.125%	9/15/2015	65,101	65,263,752
Total				91,951,414

Leasing 0.77%

Aviation Capital Group Corp.†	3.875%	9/27/2016	42,635	43,381,113
Aviation Capital Group Corp.†	4.625%	1/31/2018	45,897	47,216,539
Aviation Capital Group Corp.†	7.125%	10/15/2020	11,892	13,943,370

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leasing (continued)

International Lease Finance Corp.	5.875%	4/1/2019	$4,824	$5,143,590
International Lease Finance Corp.	6.25%	5/15/2019	38,740	41,839,200
International Lease Finance Corp.†	7.125%	9/1/2018	66,514	73,675,562
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	6/15/2019	4,475	4,433,427
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.875%	7/17/2018	1,435	1,453,899
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.20%	7/15/2020	43,175	43,278,620
Total				274,365,320

Leisure 0.08%

Central Garden & Pet Co.	8.25%	3/1/2018	28,332	28,969,470

Lodging 0.77%

Host Hotels & Resorts LP	6.00%	11/1/2020	218,543	226,087,979
Hyatt Hotels Corp.†	6.875%	8/15/2019	5,035	5,808,844
Studio City Finance Ltd. (Hong Kong)†(d)	8.50%	12/1/2020	40,436	39,829,460
Total				271,726,283

Machinery: Agricultural 0.20%

Imperial Tobacco Finance plc (United Kingdom)†(d)	2.95%	7/21/2020	72,375	71,965,575

Machinery: Industrial/Specialty 0.02%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019	4,626	4,469,873
Xylem, Inc.	3.55%	9/20/2016	3,570	3,647,258
Total				8,117,131

Media 0.45%

Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	15,783	17,025,911
Sirius XM Radio, Inc.†	5.25%	8/15/2022	14,262	15,028,582
Univision Communications, Inc.†	8.50%	5/15/2021	63,653	66,684,156
Viacom, Inc.	2.75%	12/15/2019	19,115	18,804,821
Viacom, Inc.	3.50%	4/1/2017	11,491	11,729,783
WideOpenWest Finance LLC/WideOpenWest Capital Corp.	10.25%	7/15/2019	29,357	30,494,584
Total				159,767,837

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Merchandising 0.06%

Kemet Corp.	10.50%	5/1/2018	$21,074	$20,020,300

Metal Fabricating 0.15%

Edgen Murray Corp.†	8.75%	11/1/2020	32,939	35,532,946
Glencore Canada Corp. (Canada)(d)	5.50%	6/15/2017	7,605	7,832,778
Glencore Canada Corp. (Canada)(d)	6.00%	10/15/2015	11,561	11,609,903
Total				54,975,627

Metals & Minerals: Miscellaneous 0.77%

Anglo American Capital plc (United Kingdom)†(d)	1.239%#	4/15/2016	11,250	11,251,103
Barrick Gold Corp. (Canada)(d)	2.50%	5/1/2018	1,575	1,546,313
Barrick Gold Corp. (Canada)(d)	2.90%	5/30/2016	3,258	3,283,204
Barrick International Barbados Corp. (Barbados)†(d)	5.75%	10/15/2016	1,693	1,766,669
Barrick North America Finance LLC	6.80%	9/15/2018	1,000	1,090,295
Glencore Finance Canada Ltd. (Canada)†(d)	2.05%	10/23/2015	73,576	73,575,338
Glencore Finance Canada Ltd. (Canada)†(d)	3.60%	1/15/2017	49,100	49,078,936
Glencore Finance Canada Ltd. (Canada)†(d)	5.80%	11/15/2016	8,706	8,916,485
Kinross Gold Corp. (Canada)(d)	3.625%	9/1/2016	77,837	76,830,801
New Gold, Inc. (Canada)†(d)	7.00%	4/15/2020	46,843	45,144,941
Total				272,484,085

Miscellaneous 0.06%

Magellan Midstream Partners LP	5.65%	10/15/2016	5,469	5,723,527
Majapahit Holding BV (Netherlands)†(d)	7.75%	10/17/2016	13,835	14,734,275
Total				20,457,802

Natural Gas 0.31%

Bill Barrett Corp.	7.625%	10/1/2019	3,169	2,527,277
Kinder Morgan, Inc.	7.00%	6/15/2017	44,646	47,988,110
Kinder Morgan, Inc.	7.25%	6/1/2018	42,923	47,732,651
SourceGas LLC†	5.90%	4/1/2017	3,180	3,352,445
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	9,765	10,050,695
Total				111,651,178

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 1.73%

Afren plc (United Kingdom)†(b)(d)	6.625%	12/9/2020	$8,300	$373,500
Afren plc (United Kingdom)†(b)(d)	10.25%	4/8/2019	11,300	565,000
Afren plc (United Kingdom)†(b)(d)	11.50%	2/1/2016	17,250	776,250
Antero Resources Corp.	6.00%	12/1/2020	10,297	9,885,120
Canadian Oil Sands Ltd. (Canada)†(d)	7.75%	5/15/2019	28,636	30,418,476
Chaparral Energy, Inc.	8.25%	9/1/2021	18,815	8,654,900
Chaparral Energy, Inc.	9.875%	10/1/2020	31,305	16,278,600
CNPC General Capital Ltd.†	1.209%#	5/14/2017	27,800	27,768,391
CNPC General Capital Ltd.†	1.45%	4/16/2016	16,600	16,620,252
CNPC General Capital Ltd.†	2.75%	4/19/2017	9,800	9,932,437
Concho Resources, Inc.	6.50%	1/15/2022	2,464	2,526,117
Concho Resources, Inc.	7.00%	1/15/2021	7,719	7,911,975
Continental Resources, Inc.	7.125%	4/1/2021	103,099	107,609,581
Continental Resources, Inc.	7.375%	10/1/2020	85,836	88,572,023
DCP Midstream LLC†	9.75%	3/15/2019	35,992	39,849,443
Delek & Avner Tamar Bond Ltd. (Israel)†(d)	2.803%	12/30/2016	10,000	10,012,500
Gulf South Pipeline Co. LP†	6.30%	8/15/2017	1,300	1,380,852
Harvest Operations Corp. (Canada)†(d)	2.125%	5/14/2018	4,800	4,794,288
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	28,799	29,576,573
MEG Energy Corp. (Canada)†(d)	6.50%	3/15/2021	15,374	12,921,847
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	9,427	10,525,500
Petroleos de Venezuela SA (Venezuela)(d)	5.25%	4/12/2017	3,250	1,389,050
Plains All American Pipeline LP/PAA Finance Corp.	8.75%	5/1/2019	1,678	1,961,438
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(d)	5.832%	9/30/2016	4,973	5,126,819
Seven Generations Energy Ltd. (Canada)†(d)	8.25%	5/15/2020	19,199	19,199,000
Sinopec Capital 2013 Ltd.†	1.25%	4/24/2016	9,600	9,595,200
Sinopec Group Overseas Development 2013 Ltd.†	2.50%	10/17/2018	19,500	19,578,429
Sinopec Group Overseas Development 2014 Ltd.†	1.063%#	4/10/2017	37,800	37,787,148
Sinopec Group Overseas Development 2015 Ltd.†	2.50%	4/28/2020	14,500	14,227,139
Valero Energy Corp.	9.375%	3/15/2019	11,150	13,603,870
Whiting Canadian Holding Co. ULC	8.125%	12/1/2019	55,086	53,157,990
Woodside Finance Ltd. (Australia)†(d)	8.75%	3/1/2019	2,850	3,404,165
Total				615,983,873

Oil: Crude Producers 2.75%

Anadarko Petroleum Corp.	5.95%	9/15/2016	37,218	38,845,357
Anadarko Petroleum Corp.	6.375%	9/15/2017	2,081	2,252,610
Anadarko Petroleum Corp.	8.70%	3/15/2019	2,137	2,534,471
Cimarex Energy Co.	5.875%	5/1/2022	7,892	8,326,060
Columbia Pipeline Group, Inc.†	3.30%	6/1/2020	26,998	26,974,782

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Devon Energy Corp.	6.30%	1/15/2019	$8,275	$9,266,477
Enbridge Energy Partners LP	5.20%	3/15/2020	11,550	12,361,180
Enbridge Energy Partners LP	6.50%	4/15/2018	3,525	3,830,441
Enbridge Energy Partners LP	9.875%	3/1/2019	47,637	57,420,878
EnLink Midstream Partners LP/EnLink Midstream Finance Corp.	7.125%	6/1/2022	85,409	94,308,703
Enterprise Products Operating LLC	6.50%	1/31/2019	1,000	1,130,900
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	3,175	3,674,027
Gulfstream Natural Gas System LLC†	5.56%	11/1/2015	15,560	15,658,355
Hiland Partners LP/Hiland Partners Finance Corp.†	5.50%	5/15/2022	30,796	31,354,178
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	138,206	146,843,875
Kinder Morgan Finance Co. LLC	5.70%	1/5/2016	423	428,600
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	50,957	53,122,672
Noble Energy, Inc.	5.625%	5/1/2021	51,146	51,694,950
Noble Energy, Inc.	5.875%	6/1/2022	63,859	64,786,807
OGX Austria GmbH (Austria)†(b)(d)	8.50%	6/1/2018	31,150	186,900
Range Resources Corp.	5.75%	6/1/2021	21,246	20,502,390
Regency Energy Partners LP/Regency Energy Finance Corp.	6.50%	7/15/2021	68,966	71,552,225
Sabine Pass LNG LP	6.50%	11/1/2020	41,124	41,946,480
Sabine Pass LNG LP	7.50%	11/30/2016	9,600	9,936,000
Southwestern Energy Co.	3.30%	1/23/2018	13,837	13,802,809
Spectra Energy Partners LP	2.95%	6/15/2016	7,715	7,795,730
Sunoco Logistics Partners Operations LP	6.125%	5/15/2016	17,395	17,964,547
Sunoco, Inc.	5.75%	1/15/2017	12,908	13,453,234
W&T Offshore, Inc.	8.50%	6/15/2019	14,782	7,021,450
Williams Partners LP/ACMP Finance Corp.	4.875%	5/15/2023	37,253	35,146,790
Williams Partners LP/ACMP Finance Corp.	6.125%	7/15/2022	109,171	111,390,992
Total				975,514,870

Oil: Integrated Domestic 0.73%

Buckeye Partners LP	4.875%	2/1/2021	8,650	8,769,508
Buckeye Partners LP	6.05%	1/15/2018	12,483	13,178,016
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	43,490	41,315,500
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.50%	11/15/2020	22,144	20,704,640
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.625%	5/1/2021	59,641	55,018,822
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.75%	2/1/2022	29,347	26,779,138
Kinder Morgan Energy Partners LP	4.10%	11/15/2015	10,915	10,970,328
Kinder Morgan Energy Partners LP	6.50%	4/1/2020	8,003	8,896,255
Korea National Oil Corp. (South Korea)†(d)	2.75%	1/23/2019	10,000	10,157,110
Korea National Oil Corp. (South Korea)†(d)	2.875%	11/9/2015	30,455	30,565,765
Rowan Cos., Inc.	7.875%	8/1/2019	31,066	33,378,646
Total				259,733,728

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated International 0.89%

Petrobras Global Finance BV (Netherlands)(d)	1.953%#	5/20/2016	$24,300	$23,877,180
Petrobras Global Finance BV (Netherlands)(d)	2.429%#	1/15/2019	45,740	40,365,550
Petrobras Global Finance BV (Netherlands)(d)	2.643%#	3/17/2017	74,878	71,134,100
Petrobras Global Finance BV (Netherlands)(d)	3.50%	2/6/2017	3,955	3,829,666
Petrobras Global Finance BV (Netherlands)(d)	3.875%	1/27/2016	14,450	14,460,404
Petroleos Mexicanos (Mexico)(d)	2.307%#	7/18/2018	14,600	14,846,156
Transocean, Inc.	6.875%	12/15/2021	24,287	19,429,600
Weatherford International Ltd.	9.625%	3/1/2019	116,007	126,751,916
Total				314,694,572

Paper & Forest Products 0.22%

Coveris Holding Corp.†	10.00%	6/1/2018	48,575	50,760,875
Mercer International, Inc. (Canada)(d)	7.00%	12/1/2019	26,900	27,572,500
Total				78,333,375

Production Technology Equipment 0.03%

CNOOC Finance 2013 Ltd. (Hong Kong)(d)	1.75%	5/9/2018	9,700	9,598,528

Radio & TV Broadcasters 0.00%

Sky plc (United Kingdom)†(d)	9.50%	11/15/2018	1,389	1,679,983

Real Estate Investment Trusts 1.80%

American Tower Corp.	2.80%	6/1/2020	51,635	51,087,462
American Tower Corp.	7.25%	5/15/2019	65,742	75,912,222
ARC Properties Operating Partnership LP	2.00%	2/6/2017	59,135	57,878,381
ARC Properties Operating Partnership LP	3.00%	2/6/2019	102,084	98,000,640
Boston Properties LP	5.625%	11/15/2020	781	885,348
DDR Corp.	7.50%	4/1/2017	7,526	8,157,017
DDR Corp.	7.50%	7/15/2018	1,880	2,152,341
DDR Corp.	9.625%	3/15/2016	7,531	7,860,933
Digital Realty Trust LP	5.875%	2/1/2020	77,543	86,514,958
EPR Properties	7.75%	7/15/2020	65,799	77,466,676
Goodman Funding Pty Ltd. (Australia)†(d)	6.375%	11/12/2020	9,383	10,750,760
HCP, Inc.	6.30%	9/15/2016	366	383,434
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	15,044	16,672,047
Hospitality Properties Trust	6.30%	6/15/2016	27,522	27,869,355
Hospitality Properties Trust	6.70%	1/15/2018	4,560	4,911,193
Iron Mountain, Inc.	8.375%	8/15/2021	20,720	21,362,320

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

Kilroy Realty LP	4.80%	7/15/2018	$21,148	$22,450,886
Kilroy Realty LP	6.625%	6/1/2020	5,775	6,674,427
Potlatch Corp.	6.95%	12/15/2015	1,500	1,522,500
Reckson Operating Partnership LP	6.00%	3/31/2016	6,716	6,884,753
SL Green Realty Corp.	5.00%	8/15/2018	11,525	12,302,465
SL Green Realty Corp.	7.75%	3/15/2020	34,295	40,514,741
UDR, Inc.	5.25%	1/15/2016	624	632,453
Ventas Realty LP	1.55%	9/26/2016	500	501,046
Total				639,348,358

Restaurants 0.34%

Darden Restaurants, Inc.	6.45%	10/15/2017	107,180	118,067,237
Yum! Brands, Inc.	6.25%	4/15/2016	1,698	1,749,448
Total				119,816,685

Retail 0.48%

Checkers Drive-In Restaurants, Inc.†	11.00%	12/1/2017	4,273	4,593,475
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	71,738	30,847,340
DBP Holding Corp.†	7.75%	10/15/2020	15,883	10,601,903
Dollar General Corp.	4.125%	7/15/2017	26,628	27,554,282
Neiman Marcus Group Ltd. LLC PIK†	8.75%	10/15/2021	19,836	21,323,700
Party City Holdings, Inc.	8.875%	8/1/2020	15,172	16,196,110
PETCO Holdings, Inc. PIK†	8.50%	10/15/2017	40,243	41,047,860
QVC, Inc.	3.125%	4/1/2019	6,335	6,272,277
Serta Simmons Bedding LLC†	8.125%	10/1/2020	9,875	10,504,531
Total				168,941,478

Retail: Specialty 0.08%

Petco Animal Supplies, Inc.†	9.25%	12/1/2018	25,704	26,667,900

Security Services 0.01%

Smith & Wesson Holding Corp.†	5.00%	7/15/2018	2,100	2,142,000

Steel 0.45%

Allegheny Technologies, Inc.	9.375%	6/1/2019	70,746	76,228,815
Glencore Funding LLC†	1.487%#	5/27/2016	27,700	27,503,940
Glencore Funding LLC†	1.649%#	1/15/2019	4,400	4,259,156

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel (continued)

Glencore Funding LLC†	1.70%	5/27/2016	$36,440	$36,347,588
Vale Overseas Ltd. (Brazil)(d)	6.25%	1/11/2016	14,390	14,627,435
Total				158,966,934

Technology 0.60%

Alibaba Group Holding Ltd. (China)†(d)	1.625%	11/28/2017	48,570	48,200,674
Alibaba Group Holding Ltd. (China)†(d)	2.50%	11/28/2019	63,412	62,349,278
Baidu, Inc. (China)(d)	2.25%	11/28/2017	18,800	18,790,149
Baidu, Inc. (China)(d)	2.75%	6/9/2019	14,800	14,662,538
Baidu, Inc. (China)(d)	3.25%	8/6/2018	14,500	14,768,018
Tencent Holdings Ltd. (China)†(d)	2.00%	5/2/2017	14,800	14,765,042
Tencent Holdings Ltd. (China)†(d)	3.375%	5/2/2019	25,350	25,680,488
Tencent Holdings Ltd. (China)†(d)	4.625%	12/12/2016	13,100	13,594,119
Total				212,810,306

Telecommunications 1.23%

Altice Financing SA (Luxembourg)†(d)	7.875%	12/15/2019	48,328	50,623,580
AT&T, Inc.	1.60%	2/15/2017	21,190	21,201,040
AT&T, Inc.	2.45%	6/30/2020	48,255	47,877,260
AT&T, Inc.	2.95%	5/15/2016	38,352	38,842,215
AT&T, Inc.	5.50%	2/1/2018	1,391	1,501,925
AT&T, Inc.	5.80%	2/15/2019	8,382	9,283,115
Block Communications, Inc.†	7.25%	2/1/2020	18,453	18,637,530
Embarq Corp.	7.082%	6/1/2016	12,760	13,218,722
Frontier Communications Corp.	8.50%	4/15/2020	63,647	65,556,410
Intelsat Jackson Holdings SA (Luxembourg)(d)	7.25%	4/1/2019	49,565	48,635,656
Sable International Finance Ltd.†	8.75%	2/1/2020	25,052	26,711,695
T-Mobile USA, Inc.	6.464%	4/28/2019	65,995	68,057,344
T-Mobile USA, Inc.	6.625%	11/15/2020	22,676	23,526,350
VimpelCom Holdings BV (Netherlands)†(d)	5.20%	2/13/2019	4,800	4,609,805
Total				438,282,647

Telephone-Long Distance 0.06%

America Movil SAB de CV (Mexico)(d)	1.288%#	9/12/2016	19,400	19,491,490

Textiles Products 0.04%

Mohawk Industries, Inc.	6.125%	1/15/2016	14,595	14,866,671

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Tobacco 0.48%

Reynolds American, Inc.†	3.50%	8/4/2016	$2,300	$2,341,400
Reynolds American, Inc.	6.75%	6/15/2017	16,321	17,664,871
Reynolds American, Inc.†	6.875%	5/1/2020	65,779	76,132,746
Reynolds American, Inc.	7.75%	6/1/2018	20,319	23,216,266
Reynolds American, Inc.†	8.125%	6/23/2019	44,486	52,506,959
Total				171,862,242

Transportation: Miscellaneous 0.24%

Asciano Finance Ltd. (Australia)†(d)	3.125%	9/23/2015	34,966	34,996,281
Kazakhstan Temir Zholy Finance BV (Netherlands)(d)	7.00%	5/11/2016	12,700	13,033,375
Ryder System, Inc.	5.85%	11/1/2016	14,750	15,503,990
Transnet SOC Ltd. (South Africa)†(d)	4.50%	2/10/2016	20,500	20,756,865
Total				84,290,511

Truckers 0.08%

Con-way, Inc.	7.25%	1/15/2018	26,332	29,195,921

Utilities 0.22%

Origin Energy Finance Ltd. (Australia)†(d)	3.50%	10/9/2018	55,120	55,725,658
Public Service Co. of New Mexico	7.95%	5/15/2018	19,955	22,678,259
Total				78,403,917

Utilities: Electrical 0.13%

Israel Electric Corp. Ltd. (Israel)†(d)	6.70%	2/10/2017	16,600	17,699,750
Jersey Central Power & Light Co.	5.625%	5/1/2016	28,140	28,850,563
Jersey Central Power & Light Co.	7.35%	2/1/2019	300	345,811
Total				46,896,124
Total Corporate Bonds (cost $15,454,254,427)				15,185,831,103

FLOATING RATE LOANS(f) 5.15%

Aerospace/Defense 0.48%

Alliant Techsystems, Inc. Term Loan A	2.19%	11/1/2018	29,611	29,573,805
Alliant Techsystems, Inc. Term Loan B	3.50%	11/1/2020	30,710	30,762,506
Delos Finance S.A.R.L. Term Loan (Luxembourg)(d)	3.50%	3/6/2021	95,105	95,188,217
DigitalGlobe, Inc. Term Loan	3.75%	1/31/2020	15,933	15,899,556
Total				171,424,084

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Air Transportation 0.02%

Delta Air Lines, Inc. 2014 Term Loan B2	2.453%	4/18/2016	$8,276	$8,278,715

Chemicals 0.04%

Celanese US Holdings LLC Dollar Term Loan C3	2.439%	10/31/2018	12,700	12,733,350

Consumer Products 0.21%

Energizer Holdings, Inc. Term Loan	3.25%	5/20/2022	5,000	5,026,050
Harris Corp. 3 Year Tranche Term Loan	1.70%	3/16/2018	23,507	23,566,018
Harris Corp. 5 Year Tranche Term Loan	1.70%	3/16/2020	46,976	47,092,939
Total				75,685,007

Containers 0.07%

Owens-Brockway Glass Container, Inc. Term Loan B	3.50%	8/6/2022	23,427	23,478,305

Energy Equipment & Services 0.01%

Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	7,322	3,624,390

Financial Services 0.22%

Hudson Pacific Properties, L.P. 5 Year Term Loan	1.489%	4/1/2020	12,501	12,501,000
Synchrony Financial Term Loan	2.091%	7/30/2019	66,853	66,727,316
Total				79,228,316

Food 0.14%

Aramark Corp. Term Loan E	3.25%	9/7/2019	49,606	49,556,441

Gaming 0.70%

Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	145,314	144,778,603
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	103,535	103,492,056
Total				248,270,659

Health Care 1.00%

Actavis, Inc. Term Loan A1	2.075%	10/31/2017	3,369	3,369,222
Amgen, Inc. Term Loan	1.282%	9/18/2018	37,016	36,984,873
Becton, Dickinson & Co. Term Loan	1.453%	11/26/2021	5,000	5,021,900
Express Scripts Holding Co. 2 Year Term Loan	1.323%	4/28/2017	30,140	30,064,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care (continued)

Express Scripts Holding Co. 5 Year Term Loan	1.448%	4/28/2020	$33,750	$33,707,812
Fresenius Medical Care AG & Co. KGaA Tranche A Term Loan	1.672%	10/30/2017	46,040	46,040,078
Fresenius US Finance I, Inc. Tranche B Term Loan (Germany)(d)	2.282%	8/7/2019	98,079	98,323,705
Mallinckrodt International Finance SA Incremental Term Loan B1 (Luxembourg)(d)	3.50%	3/19/2021	15,727	15,689,575
Mallinckrodt International Finance SA Initial Term Loan B (Luxembourg)(d)	3.25%	3/19/2021	62,136	61,806,204
PharMedium Healthcare Corp. 2nd Lien Initial Term Loan	7.75%	1/28/2022	7,415	7,433,538
Warner Chilcott Corp. 3 Year Term Loan	1.698%	10/1/2016	5,007	5,004,337
Warner Chilcott Corp. 5 Year Term Loan A	1.823%	8/1/2018	9,981	9,974,614
Total				353,420,508

Leisure 0.01%

ROC Finance LLC Funded Term Loan B	5.00%	6/20/2019	2,948	2,829,600

Media 0.69%

AMC Networks, Inc. Term Loan A	1.942%	12/16/2019	135,932	134,657,928
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	72,857	72,368,791
CSC Holdings LLC Term Loan B	2.698%	4/17/2020	38,383	37,938,966
Total				244,965,685

Miscellaneous 0.09%

Dell International LLC Term Loan B2	4.00%	4/29/2020	33,084	32,973,912

Retail 0.06%

Staples, Inc. Initial Term Loan	— (g)	4/23/2021	23,031	22,967,665

Services 0.35%

Hertz Corp. (The) Letter of Credit Term Loan	1.00%	3/11/2018	37,237	36,934,575
Kasima LLC Term Loan	3.25%	5/17/2021	69,941	69,824,553
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021	16,517	16,341,088
Total				123,100,216

Technology 0.37%

Avago Technologies Cayman Ltd. Term Loan	3.75%	5/6/2021	74,491	74,537,537
Sensata Technologies B.V. 6th Amendment Term Loan (Netherlands)(d)	3.00%	10/14/2021	57,493	57,483,655
Total				132,021,192

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications 0.44%

Activision Blizzard, Inc. Term Loan	3.25%	10/12/2020		$98,527	$98,780,116
American Tower Corp. Term Loan A	1.45%	1/3/2019		47,125	46,845,313
AT&T, Inc. Tranche A Term Loan	1.284%	1/16/2018		12,000	12,000,000
Total					157,625,429

Utilities 0.25%

Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/21/2020		25,515	24,876,771
Moxie Patriot LLC Advanced Construction Term Loan B1	6.75%	12/19/2020		15,299	14,916,879
Panda Sherman Power LLC Advance Construction Term Loan	9.00%	9/14/2018		9,195	8,827,380
Texas Competitive Electric Holdings Co. LLC DIP 2014 Delayed Draw Term Loan	3.75%	5/5/2016		22,533	22,582,397
Windsor Financing LLC Facility B Term Loan	6.25%	12/5/2017		16,785	16,869,123
Total					88,072,550
Total Floating Rate Loans (cost $1,836,296,407)					1,830,256,024

FOREIGN BONDS(c) 0.10%

France 0.02%

SMCP SAS†	8.875%	6/15/2020	EUR	6,469	7,803,631

Luxembourg 0.05%

Findus Bondco SA†	9.125%	7/1/2018	EUR	5,660	6,683,676
Findus Bondco SA†	9.50%	7/1/2018	GBP	7,230	11,694,423
Total					18,378,099

United Kingdom 0.03%

R&R Ice Cream plc PIK†	9.25%	5/15/2018	EUR	9,176	10,451,307
Total Foreign Bonds (cost $38,893,146)					36,633,037

FOREIGN GOVERNMENT OBLIGATIONS(d) 0.30%

Argentina 0.03%

City of Buenos Aires†	9.95%	3/1/2017		$8,100	8,425,013
Provincia de Neuquen†	7.875%	4/26/2021		2,307	2,283,435
Total					10,708,448

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Brazil 0.02%

Federal Republic of Brazil	8.00%	1/15/2018	$6,472		$6,973,820

Dominican Republic 0.02%

Dominican Republic†	9.04%	1/23/2018	7,585		8,116,228

Gabon 0.00%

Republic of Gabon†	6.375%	12/12/2024	—	(h)	229

Ghana 0.05%

Republic of Ghana†	8.50%	10/4/2017	16,925		17,475,062

Iceland 0.02%

Republic of Iceland†	4.875%	6/16/2016	6,665		6,832,511

Indonesia 0.05%

Perusahaan Penerbit SBSN†	4.00%	11/21/2018	5,800		6,003,000
Republic of Indonesia†	6.875%	1/17/2018	11,823		13,034,857
Total					19,037,857

Mongolia 0.02%

Republic of Mongolia†	4.125%	1/5/2018	5,800		5,278,000

Peru 0.05%

Republic of Peru	7.125%	3/30/2019	10,000		11,650,000
Republic of Peru	8.375%	5/3/2016	3,900		4,085,250
Total					15,735,250

Poland 0.04%

Republic of Poland	5.00%	10/19/2015	15,000		15,095,715
Total Foreign Government Obligations (cost $104,985,608)					105,253,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.07%

Federal Home Loan Mortgage Corp. 2011-K704 B†	4.69	%#	10/25/2030	$48,774	$51,327,124
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.303	%#	9/25/2044	4,165	4,321,121
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.167	%#	11/25/2044	6,835	7,157,356
Federal Home Loan Mortgage Corp. 2012-K707 B†	4.019	%#	1/25/2047	6,970	7,194,169
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.887	%#	2/25/2045	6,800	6,922,128
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.872	%#	4/25/2045	30,875	31,843,966
Federal Home Loan Mortgage Corp. 2012-K709 C†	3.872	%#	4/25/2045	8,343	8,558,762
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.95	%#	6/25/2047	11,400	11,833,981
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.684	%#	8/25/2045	16,909	17,533,018
Federal Home Loan Mortgage Corp. 2012-K711 C†	3.684	%#	8/25/2045	20,300	20,670,749
Federal Home Loan Mortgage Corp. 2013-K502 C†	3.297	%#	3/25/2045	5,000	5,071,933
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.484	%#	5/25/2045	12,100	12,343,131
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.274	%#	4/25/2046	34,895	35,270,767
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.079	%#	10/25/2047	37,094	37,470,504
Federal Home Loan Mortgage Corp. K503 X1 IO	0.694	%#	8/25/2019	298,715	5,356,713
Government National Mortgage Assoc. 2013-162 A	2.75%		9/16/2046	13,290	13,316,304
Government National Mortgage Assoc. 2013-171 IO	1.025	%#	6/16/2054	51,903	4,257,164
Government National Mortgage Assoc. 2013-193 IO	1.089	%#	1/16/2055	132,313	10,873,871
Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046	49,762	50,544,601
Government National Mortgage Assoc. 2014-112 A	3.00%		1/16/2048	25,973	26,777,738
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	21,235	21,486,596
Government National Mortgage Assoc. 2014-15 IO	1.059	%#	8/16/2054	69,294	5,098,076
Government National Mortgage Assoc. 2014-164 AK	2.90	%#	3/16/2055	19,132	19,693,847
Government National Mortgage Assoc. 2014-172 A	3.05	%#	1/16/2049	14,543	14,998,709
Government National Mortgage Assoc. 2014-186 AP	2.80%		4/16/2050	47,687	48,455,983
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	17,953	18,140,327
Government National Mortgage Assoc. 2014-64 IO	1.308	%#	12/16/2054	74,715	6,561,210
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	8,097	8,179,070
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	12,063	12,133,249
Government National Mortgage Assoc. 2014-78 IO	0.81	%#	3/16/2056	69,644	4,827,926
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	45,906	46,760,639
Government National Mortgage Assoc. 2015-22 AS	2.90%		1/16/2049	46,126	47,110,333
Government National Mortgage Assoc. 2015-33 AS	2.90	%#	5/16/2054	48,188	49,217,478
Government National Mortgage Assoc. 2015-41 AD	2.90	%#	8/16/2055	45,928	46,917,764
Government National Mortgage Assoc. 2015-48 AS	2.90	%#	2/16/2049	17,875	18,185,851
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $734,104,409)					736,412,158

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.17%

Federal Home Loan Mortgage Corp.	2.159	%#	6/1/2043	$48,236	$49,110,220
Federal Home Loan Mortgage Corp.	2.242	%#	6/1/2038	9,613	10,189,246
Federal Home Loan Mortgage Corp.	2.255	%#	2/1/2038	11,677	12,404,661
Federal Home Loan Mortgage Corp.	2.256	%#	12/1/2037	11,715	12,470,461
Federal Home Loan Mortgage Corp.	2.273	%#	4/1/2037	22,577	23,940,842
Federal Home Loan Mortgage Corp.	2.306	%#	11/1/2038	43,114	45,871,488
Federal Home Loan Mortgage Corp.	2.312	%#	12/1/2036	32,709	34,975,597
Federal Home Loan Mortgage Corp.	2.319	%#	7/1/2034 - 2/1/2035	98,552	104,770,084
Federal Home Loan Mortgage Corp.	2.322	%#	12/1/2039	22,442	23,839,982
Federal Home Loan Mortgage Corp.	2.335	%#	10/1/2038	14,428	15,410,915
Federal Home Loan Mortgage Corp.	2.342	%#	5/1/2036	13,070	13,928,557
Federal Home Loan Mortgage Corp.	2.351	%#	9/1/2037	9,750	10,398,617
Federal Home Loan Mortgage Corp.	2.37%		10/1/2035	9,179	9,774,583
Federal Home Loan Mortgage Corp.	2.372	%#	10/1/2039	24,464	25,973,871
Federal Home Loan Mortgage Corp.	2.375	%#	6/1/2041	9,094	9,747,520
Federal Home Loan Mortgage Corp.	2.404	%#	9/1/2035	10,907	11,630,807
Federal Home Loan Mortgage Corp.	2.417	%#	5/1/2037	15,700	16,749,852
Federal Home Loan Mortgage Corp.	2.427	%#	6/1/2038	9,892	10,522,309
Federal Home Loan Mortgage Corp.	2.485	%#	9/1/2036	29,448	31,587,210
Federal Home Loan Mortgage Corp.	2.543	%#	2/1/2037	13,909	14,948,299
Federal Home Loan Mortgage Corp.	2.647	%#	12/1/2035	11,326	12,163,376
Federal Home Loan Mortgage Corp.	3.083	%#	10/1/2043	9,284	9,627,105
Federal Home Loan Mortgage Corp.	3.139	%#	11/1/2043	8,819	9,176,596
Federal Home Loan Mortgage Corp.	3.224	%#	12/1/2040	8,160	8,586,971
Federal Home Loan Mortgage Corp.	3.733	%#	12/1/2040	15,629	16,399,644
Federal National Mortgage Assoc.	2.02	%#	6/1/2038	9,460	10,025,093
Federal National Mortgage Assoc.	2.027	%#	12/1/2035	33,743	35,790,617
Federal National Mortgage Assoc.	2.055	%#	2/1/2036	18,734	19,900,611
Federal National Mortgage Assoc.	2.079	%#	1/1/2036	63,736	67,633,097
Federal National Mortgage Assoc.	2.147	%#	10/1/2035	32,140	34,118,885
Federal National Mortgage Assoc.	2.154	%#	3/1/2039	14,542	15,378,815
Federal National Mortgage Assoc.	2.23	%#	3/1/2038	20,629	21,936,363
Federal National Mortgage Assoc.	2.249	%#	11/1/2036	14,167	15,047,462
Federal National Mortgage Assoc.	2.268	%#	8/1/2037	17,952	19,073,052
Federal National Mortgage Assoc.	2.276	%#	12/1/2036	12,760	13,550,056
Federal National Mortgage Assoc.	2.278	%#	4/1/2038	26,365	27,977,298

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	2.281	%#	11/1/2038	$38,224	$40,626,478
Federal National Mortgage Assoc.	2.283	%#	1/1/2038	11,801	12,543,476
Federal National Mortgage Assoc.	2.284	%#	8/1/2034	24,337	25,783,235
Federal National Mortgage Assoc.	2.292	%#	9/1/2038	12,766	13,589,498
Federal National Mortgage Assoc.	2.297	%#	9/1/2036	12,586	13,306,847
Federal National Mortgage Assoc.	2.324	%#	4/1/2038	43,201	45,835,674
Federal National Mortgage Assoc.	2.327	%#	7/1/2040	17,243	18,437,219
Federal National Mortgage Assoc.	2.33	%#	8/1/2038	11,695	12,405,200
Federal National Mortgage Assoc.	2.365	%#	1/1/2038	11,285	12,060,101
Federal National Mortgage Assoc.	2.372	%#	10/1/2036	22,749	24,198,614
Federal National Mortgage Assoc.	2.396	%#	11/1/2038	21,809	23,238,007
Federal National Mortgage Assoc.	2.412	%#	3/1/2038	12,482	13,365,389
Federal National Mortgage Assoc.	2.414	%#	10/1/2036	13,872	14,801,592
Federal National Mortgage Assoc.	2.508	%#	12/1/2038	10,607	11,356,009
Federal National Mortgage Assoc.	2.58%		11/1/2018	15,045	15,532,971
Federal National Mortgage Assoc.	2.894	%#	6/1/2042	24,057	24,831,558
Federal National Mortgage Assoc.	2.94	%#	5/1/2042	49,249	50,929,532
Federal National Mortgage Assoc.	3.152	%#	3/1/2042	36,839	38,894,150
Federal National Mortgage Assoc.	3.315	%#	1/1/2041	38,560	40,683,619
Federal National Mortgage Assoc.	3.357	%#	12/1/2040	18,243	19,316,343
Federal National Mortgage Assoc.	3.416	%#	12/1/2040	34,003	36,046,425
Federal National Mortgage Assoc.	3.448	%#	10/1/2040	11,922	12,597,711
Federal National Mortgage Assoc.	3.479	%#	11/1/2040	51,426	54,525,619
Federal National Mortgage Assoc.	3.711	%#	1/1/2042	31,950	33,513,953
Federal National Mortgage Assoc.	3.717	%#	1/1/2041	20,647	21,740,668
Federal National Mortgage Assoc.	3.975	%#	4/1/2040	14,692	15,694,526
Federal National Mortgage Assoc.	4.181	%#	7/1/2040	9,587	10,176,293
Federal National Mortgage Assoc.	5.50%		1/1/2035	2,026	2,284,081
Total Government Sponsored Enterprises Pass-Throughs (cost $1,478,374,778)					1,482,944,950

MUNICIPAL BONDS 0.58%

General Obligation 0.02%

IL State GO	4.35%		6/1/2018	5,825	5,997,711

Industrial 0.03%

NYC IDA - American Airlines AMT	2.00	%#	8/1/2028	9,600	9,617,184

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous 0.17%

IL State GO	2.77%	4/1/2018	$9,500	$9,492,590
IL State GO	4.833%	2/1/2017	3,675	3,779,958
IL State GO	5.365%	3/1/2017	5,545	5,743,400
IL State GO	5.665%	3/1/2018	5,400	5,788,476
IL State GO (AGM)	5.09%	4/1/2017	400	420,428
New Jersey Econ Dev Auth (AGM)	Zero Coupon	2/15/2019	13,255	12,026,129
New Jersey Econ Dev Auth (AGM)	Zero Coupon	2/15/2020	14,750	12,413,747
New Jersey Econ Dev Auth (NPFGC)	Zero Coupon	2/15/2017	4,900	4,783,919
San Luis Opispo Cnty CA	7.45%	9/1/2019	6,450	7,620,740
Total				62,069,387

Nursing Home 0.15%

New Jersey Econ Dev Auth	1.096%	6/15/2016	29,030	29,011,421
New Jersey Econ Dev Auth	1.348%	3/1/2017	1,900	1,853,108
New Jersey Econ Dev Auth	1.802%	6/15/2017	2,450	2,442,674
New Jersey Econ Dev Auth	2.421%	6/15/2018	19,795	19,533,904
Total				52,841,107

Power 0.03%
Guam Pwr Auth	7.50%	10/1/2015	9,040	9,040,271

Pre-Refunded 0.00%
New Jersey Bldg Auth	2.033%	6/15/2017	775	776,170

Transportation 0.18%
Kentucky Pub Transprtn Infrast Auth	3.22%	7/1/2017	3,525	3,605,582
New Jersey Transp Tr Fnd Auth	1.087%	12/15/2016	32,800	32,657,648
New Jersey Transp Tr Fnd Auth	1.758%	12/15/2018	7,165	7,112,767
New Jersey Transp Tr Fnd Auth	3.60%	12/15/2017	280	287,994
New Jersey Transp Tr Fnd Auth	5.00%	6/15/2018	1,140	1,203,840
New Jersey Transp Tr Fnd Auth	5.00%	12/15/2018	10,940	11,625,829
New Jersey Transp Tr Fnd Auth	5.00%	12/15/2019	6,900	7,353,261
NJ Trans Trust Fund	5.00%	6/15/2019	1,000	1,061,780
Total				64,908,701
Total Municipal Bonds (cost $206,366,791)				205,250,531

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 24.20%

A10 Securitization LLC 2015-A A†	2.248	%#	5/15/2030	$67,998	$67,998,424
Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	42,978	44,784,513
Aventura Mall Trust 2013-AVM A†	3.867	%#	12/5/2032	43,293	45,867,895
Aventura Mall Trust 2013-AVM D†	3.867	%#	12/5/2032	5,000	5,106,308
Avenue of the Americas Trust 2015-1211 XA IO†	0.38	%#	8/10/2035	214,200	5,045,695
BAMLL Commercial Mortgage Securities Trust 2014-IP A†	2.808	%#	6/15/2028	214,783	219,177,245
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.808	%#	6/15/2028	11,450	11,636,045
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.808	%#	6/15/2028	23,040	23,208,860
BAMLL-DB Trust 2012-OSI A2FX†	3.352%		4/13/2029	30,134	30,800,733
Banc of America Commercial Mortgage Trust 2006-6 AM	5.39%		10/10/2045	138,657	143,937,197
Banc of America Commercial Mortgage Trust 2007-2 AM	5.794	%#	4/10/2049	118,198	124,397,148
Banc of America Commercial Mortgage Trust 2007-3 AM	5.733	%#	6/10/2049	45,215	47,896,069
Banc of America Commercial Mortgage Trust 2007-3 AMF	5.317%		6/10/2049	23,414	24,686,375
Banc of America Re-REMIC Trust 2009-UB1 A4B†	5.666	%#	6/24/2050	25,851	27,259,935
Banc of America Re-REMIC Trust 2009-UB2 A4B5†	6.232	%#	12/24/2049	7,504	7,800,029
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%		12/16/2043	23,312	24,095,993
Banc of America Re-REMIC Trust 2010-UB3 A4B3†	6.146	%#	2/15/2051	9,770	10,282,769
Banc of America Re-REMIC Trust 2010-UB5 A4B†	5.675	%#	2/17/2051	10,000	10,605,000
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	21,623	21,441,951
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	23,096	22,801,339
BCAP LLC Trust 2013-RR3 4A1†	0.351	%#	11/26/2036	7,949	7,694,296
BCAP LLC Trust 2014-RR1 5A1†	0.341	%#	5/26/2037	8,064	8,003,066
BCRR Trust 2009-1 1A2†	5.989	%#	8/17/2045	21,298	22,421,896
BCRR Trust 2009-1 2A2†	5.858%		7/17/2040	7,000	7,415,685

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Bear Stearns Commercial Mortgage Securities Trust 2007-PW16 AM	5.895	%#	6/11/2040	$29,308	$30,906,975
Bear Stearns Commercial Mortgage Securities Trust 2007-PW17 AM	5.915	%#	6/11/2050	7,154	7,657,903
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	5,813	6,323,983
Boca Hotel Portfolio Trust 2013-BOCA D†	3.248	%#	8/15/2026	26,640	26,598,508
Boca Hotel Portfolio Trust 2013-BOCA E†	3.948	%#	8/15/2026	30,000	30,003,450
BWAY Mortgage Trust 2013-1515 XB IO†	0.534	%#	3/10/2033	103,040	3,636,797
Cam Commercial Mortgage Corp. 2002-CAM2 H†	7.34	%#	12/14/2021	5,206	5,400,208
Cam Commercial Mortgage Corp. 2002-CAM2 J†	6.157%		12/14/2021	1,040	1,111,216
Cam Commercial Mortgage Corp. 2002-CAM2 K†	6.157%		12/14/2021	1,041	1,143,473
Cam Commercial Mortgage Corp. 2002-CAM2 L†	6.157%		12/14/2021	1,519	1,714,809
Cam Commercial Mortgage Corp. 2002-CAM2 M†	6.157%		12/14/2021	1,013	1,175,753
Cam Commercial Mortgage Corp. 2002-CAM2 N†	6.157%		12/14/2021	1,012	1,188,902
Carefree Portfolio Trust 2014-CARE A†	1.518	%#	11/15/2019	31,596	31,770,220
Carefree Portfolio Trust 2014-CARE B†	2.038	%#	11/15/2019	19,350	19,496,267
CFCRE Commercial Mortgage Trust 2011-C1 A2†	3.759%		4/15/2044	20,159	20,301,178
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.76	%#	12/15/2047	8,307	9,566,948
CG-CCRE Commercial Mortgage Trust 2014-FL1 A†	1.148	%#	6/15/2031	17,783	17,759,544
CG-CCRE Commercial Mortgage Trust 2014-FL1 XCP IO†	1.515	%#	6/15/2031	267,750	1,212,078
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	20,376	20,735,728
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	15,195	15,469,300
CGBAM Commercial Mortgage Trust 2015-SMRT F†	3.912	%#	4/10/2028	7,119	6,798,930
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.90	%#	12/10/2049	147,470	154,585,936
Citigroup Commercial Mortgage Trust 2009-RR1 CA4B†	5.322%		12/17/2049	7,746	8,058,931
Citigroup Commercial Mortgage Trust 2010-RR2 CA3B†	5.311%		12/19/2039	13,350	13,774,837
Citigroup Commercial Mortgage Trust 2012-GC8 XB IO†	0.224	%#	9/10/2045	218,445	2,476,178
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	59,515	59,777,878
Citigroup Commercial Mortgage Trust 2013-GC11 XA IO	2.019	%#	4/10/2046	705,259	54,370,866
Citigroup Commercial Mortgage Trust 2013-GC15 A2	3.161%		9/10/2046	19,400	20,153,874
Citigroup Commercial Mortgage Trust 2013-SMP C†	2.738%		1/12/2030	8,100	8,182,474
Citigroup Commercial Mortgage Trust 2013-SMP D†	3.008	%#	1/12/2030	8,600	8,672,477
Citigroup Commercial Mortgage Trust 2014-388G B†	1.248	%#	6/15/2033	25,448	25,236,909
Citigroup Commercial Mortgage Trust 2014-388G C†	1.598	%#	6/15/2033	16,250	16,174,876

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Citigroup Commercial Mortgage Trust 2014-388G XCP IO†	0.643%		6/15/2033	$753,631	$2,147,848
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.476	%#	5/10/2047	272,614	22,554,720
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.319	%#	7/10/2047	120,131	2,360,334
Citigroup Commercial Mortgage Trust 2015-GC27 XA IO	1.597	%#	2/10/2048	128,515	12,648,422
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.604	%#	6/10/2048	255,701	8,603,046
Citigroup Mortgage Loan Trust 2013-2 2A1†	0.301	%#	10/25/2036	15,833	15,366,624
Citigroup Mortgage Loan Trust 2013-2 5A1†	0.331	%#	7/25/2036	10,541	10,009,477
Citigroup Mortgage Loan Trust 2013-3 1A1†	0.811	%#	7/25/2036	10,301	9,933,741
Citigroup Mortgage Loan Trust 2013-A A†	3.00%		5/25/2042	8,214	8,223,621
Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 A3	5.293%		12/11/2049	2,263	2,275,783
COBALT CMBS Commercial Mortgage Trust 2007-C2 AM†	5.461%		4/15/2047	19,780	20,857,713
COBALT CMBS Commercial Mortgage Trust 2007-C2 AMFX	5.526%		4/15/2047	84,035	88,761,675
Commercial Mortgage Pass-Through Certificates 2007-C9 AM	5.65%		12/10/2049	11,440	12,151,625
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	17,228	17,220,106
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	6.043	%#	7/10/2046	3,711	4,190,265
Commercial Mortgage Pass-Through Certificates 2010-RR1 GEA†	5.543%		12/11/2049	4,900	5,043,891
Commercial Mortgage Pass-Through Certificates 2012-9W57 X IO†	1.525	%#	2/10/2029	525,000	9,009,000
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	2.098	%#	10/15/2045	273,179	25,340,730
Commercial Mortgage Pass-Through Certificates 2012-LC4 XA IO†	2.577	%#	12/10/2044	87,540	9,035,138
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	33,005	32,683,401
Commercial Mortgage Pass-Through Certificates 2012-MVP A†	2.137	%#	11/17/2026	3,005	3,004,503
Commercial Mortgage Pass-Through Certificates 2012-MVP B†	1.798	%#	11/17/2026	30,343	30,313,264

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2012-MVP C†	2.348	%#	11/17/2026	$22,003	$21,991,041
Commercial Mortgage Pass-Through Certificates 2012-MVP D†	3.198	%#	11/17/2026	23,700	23,723,984
Commercial Mortgage Pass-Through Certificates 2013-CR11 A2	3.047%		10/10/2046	25,240	26,151,265
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	115,710	116,681,848
Commercial Mortgage Pass-Through Certificates 2013-CR7 A2	2.022%		3/10/2046	50,705	51,169,628
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.656	%#	3/10/2046	336,514	24,697,284
Commercial Mortgage Pass-Through Certificates 2013-CR8 A2	2.367%		6/10/2046	10,000	10,147,470
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.833	%#	6/10/2046	607,848	19,906,410
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	12,000	12,277,080
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	72,383	72,783,278
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	20,546	20,214,923
Commercial Mortgage Pass-Through Certificates 2013-THL A1†	1.192	%#	6/8/2030	2,025	2,022,666
Commercial Mortgage Pass-Through Certificates 2013-THL B†	1.792	%#	6/8/2030	14,775	14,756,280
Commercial Mortgage Pass-Through Certificates 2013-THL C†	2.192	%#	6/8/2030	29,195	29,175,410
Commercial Mortgage Pass-Through Certificates 2013-THL D†	2.842	%#	6/8/2030	13,437	13,412,820
Commercial Mortgage Pass-Through Certificates 2013-WWP XB IO†	0.389	%#	3/10/2031	265,903	5,380,414
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.461	%#	8/10/2047	117,554	8,641,208
Commercial Mortgage Pass-Through Certificates 2014-CR21 XA IO	1.166	%#	12/10/2047	140,282	9,258,564
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	2.031	%#	7/13/2031	16,487	16,405,018

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2014-FL4 XCP IO†	Zero Coupon		9/13/2015	$108,495	$132,581
Commercial Mortgage Pass-Through Certificates 2014-KYO A†	1.092	%#	6/11/2027	37,500	37,414,969
Commercial Mortgage Pass-Through Certificates 2014-KYO B†	1.492	%#	6/11/2027	20,050	19,885,400
Commercial Mortgage Pass-Through Certificates 2014-KYO C†	1.842	%#	6/11/2027	16,297	16,291,361
Commercial Mortgage Pass-Through Certificates 2014-LC17 XA IO	1.175	%#	10/10/2047	158,716	8,822,847
Commercial Mortgage Pass-Through Certificates 2014-SAVA A†	1.348	%#	6/15/2034	19,279	19,243,535
Commercial Mortgage Pass-Through Certificates 2014-SAVA B†	1.948	%#	6/15/2034	19,574	19,564,859
Commercial Mortgage Pass-Through Certificates 2014-SAVA C†	2.598	%#	6/15/2034	29,459	29,358,810
Commercial Mortgage Pass-Through Certificates 2014-SAVA XCP IO†	3.499	%#	6/15/2034	418,428	11,305,710
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A2	2.844%		6/10/2047	13,000	13,335,842
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	1.258	%#	9/10/2047	268,621	16,721,243
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.807	%#	5/10/2048	6,900	6,861,800
Commercial Mortgage Pass-Through Certificates 2015-PC1 XA IO†	0.949	%#	7/10/2050	193,658	9,718,715
Commercial Mortgage Trust 2006-GG7 AM	6.014	%#	7/10/2038	78,860	80,979,032
Core Industrial Trust 2015-CALW XA IO†	0.939	%#	2/10/2034	99,819	4,581,742
Core Industrial Trust 2015-WEST XA IO†	1.076	%#	2/10/2037	183,565	13,911,474
Core Industrial Trust 2015-WEST XB IO†	0.844	%#	2/10/2037	90,323	5,268,992
Credit Suisse Commercial Mortgage Trust 2006-C4 AM	5.509%		9/15/2039	78,151	80,929,521
Credit Suisse Commercial Mortgage Trust 2006-C5 AM	5.343%		12/15/2039	33,500	34,888,777
Credit Suisse Commercial Mortgage Trust 2008-C1 AM†	6.172	%#	2/15/2041	31,550	34,212,804
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%		5/15/2023	2,600	2,757,503
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	6.147	%#	9/15/2039	11,500	12,213,960

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Certificates 2010-UD1 BA†	5.927	%#	12/16/2049	$21,825	$23,238,110
Credit Suisse Mortgage Capital Certificates 2011-2R 4A1†	0.301	%#	2/27/2037	8,078	7,305,928
Credit Suisse Mortgage Capital Certificates 2012-7R 2A1†	3.471	%#	6/26/2036	9,925	10,191,640
Credit Suisse Mortgage Capital Certificates 2013-7R 2A1†	0.345	%#	8/26/2037	5,798	5,733,311
Credit Suisse Mortgage Capital Certificates 2014-2R 22A1†	3.00%		7/27/2036	5,065	4,939,937
Credit Suisse Mortgage Capital Certificates 2014-2R 26A1†	3.00%		6/27/2037	30,454	29,969,520
Credit Suisse Mortgage Capital Certificates 2014-ICE X1CP IO†	1.686%		4/15/2027	93,798	996,149
Credit Suisse Mortgage Capital Certificates 2014-RS1 MRA†	0.521	%#	11/22/2046	73,772	69,249,996
Credit Suisse Mortgage Capital Certificates 2014-TIKI B†	1.548	%#	9/15/2038	9,616	9,532,072
Credit Suisse Mortgage Capital Certificates 2014-TIKI C†	1.99	%#	9/15/2038	29,782	29,534,214
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.697	%#	9/15/2037	115,519	5,222,103
Credit Suisse Mortgage Capital Certificates 2015-DEAL A†	1.518	%#	4/15/2029	9,507	9,508,412
Credit Suisse Mortgage Capital Certificates 2015-DEAL B†	2.048	%#	4/15/2029	28,546	28,418,985
DBRR Trust 2013-EZ2 A†	0.853%		2/25/2045	338	338,434
DBRR Trust 2013-EZ3 B†	3.50%		12/18/2049	14,771	15,103,348
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%		11/10/2046	89,082	89,424,915
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	21,900	22,867,761
DBUBS Mortgage Trust 2011-LC2A A2†	3.386%		7/10/2044	16,023	16,222,764
DBUBS Mortgage Trust 2011-LC2A B†	4.998%		7/10/2044	6,825	7,492,871
DBUBS Mortgage Trust 2011-LC2A D†	5.64	%#	7/10/2044	8,790	9,422,216
DBUBS Mortgage Trust 2011-LC3A A3	4.638%		8/10/2044	3,200	3,353,008
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	23,906	24,299,960
DBWF Mortgage Trust 2015-LCM XA IO†	0.537	%#	6/10/2034	47,239	1,124,997
Del Coronado Trust 2013 HDC A†	0.998	%#	3/15/2026	9,200	9,190,023
Del Coronado Trust 2013 HDC B†	1.498	%#	3/15/2026	21,300	21,316,145
Del Coronado Trust 2013 HDC C†	1.798	%#	3/15/2026	12,500	12,492,225

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Del Coronado Trust 2013 HDC E†	2.848	%#	3/15/2026	$10,500	$10,514,889
EQTY Mortgage Trust 2014-INNS C†	1.792	%#	5/8/2031	4,150	4,091,132
Extended Stay America Trust 2013-ESFL BFL†	1.294	%#	12/5/2031	1,307	1,303,379
Extended Stay America Trust 2013-ESFL CFL†	1.694	%#	12/5/2031	1,886	1,881,080
Extended Stay America Trust 2013-ESH5 B5†	2.278%		12/5/2031	24,300	24,342,136
Extended Stay America Trust 2013-ESH7 A17†	2.295%		12/5/2031	21,420	21,557,088
Extended Stay America Trust 2013-ESH7 A27†	2.958%		12/5/2031	15,045	15,102,344
Extended Stay America Trust 2013-ESH7 B7†	3.604%		12/5/2031	56,185	56,777,190
Extended Stay America Trust 2013-ESH7 C7†	3.902%		12/5/2031	64,273	64,962,778
Extended Stay America Trust 2013-ESH7 D7†	4.171	%#	12/5/2031	25,115	25,456,765
Fosse Master Issuer plc 2012-1A 2B1 (United Kingdom)†(d)	2.237	%#	10/18/2054	13,371	13,397,062
GAHR Commercial Mortgage Trust 2015-NRF BFX†	3.495	%#	12/15/2019	10,000	10,095,710
GAHR Commericial Mortgage Trust 2015-NRF EFX†	3.495	%#	12/15/2019	20,000	18,804,010
GRACE Mortgage Trust 2014-GRCE B†	3.52%		6/10/2028	4,450	4,586,853
Granite Master Issuer plc 2005-1 A4 (United Kingdom)(d)	0.403	%#	12/20/2054	10,711	10,662,373
Granite Master Issuer plc 2005-2 A6 (United Kingdom)(d)	0.463	%#	12/20/2054	4,367	4,359,852
Granite Master Issuer plc 2006-3 A7 (United Kingdom)(d)	0.403	%#	12/20/2054	3,370	3,354,676
Granite Master Issuer plc 2007-1 3A1 (United Kingdom)(d)	0.403	%#	12/20/2054	3,403	3,387,802
Great Wolf Trust 2015-WOLF A†	1.638	%#	5/15/2034	9,500	9,525,902
Great Wolf Trust 2015-WOLF C†	2.688	%#	5/15/2034	9,500	9,551,875
GS Mortgage Securities Corp. II 2012-GCJ9 XA IO	2.502	%#	11/10/2045	119,780	12,563,411
GS Mortgage Securities Corp. II 2012-GCJ9 XB IO†	0.481	%#	11/10/2045	93,111	2,360,410
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	22,813	23,186,286
GS Mortgage Securities Corp. II 2013-KING B†	3.241%		12/10/2027	19,505	19,819,996
GS Mortgage Securities Corp. II 2013-KING C†	3.55	%#	12/10/2027	19,750	20,029,611
GS Mortgage Securities Corp. II 2013-KING E†	3.55	%#	12/10/2027	3,000	2,882,655
GS Mortgage Securities Corp. Trust 2012-SHOP A†	2.933%		6/5/2031	7,110	7,313,254
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	25,715	26,494,203
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	35,200	36,226,344
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	13,750	14,226,733
GS Mortgage Securities Corp. Trust 2013-NYC5 A†	2.318%		1/10/2030	40,000	40,528,700
GS Mortgage Securities Corp. Trust 2013-NYC5 D†	3.479%		1/10/2030	8,679	8,827,441
GS Mortgage Securities Corp. Trust 2014-NEW B†	3.79%		1/10/2031	12,370	12,681,316
GS Mortgage Securities Trust 2006-GG8 AM	5.591%		11/10/2039	52,344	54,389,577

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Trust 2009-RR1 MLB†	5.147%	12/14/2049	$15,553	$16,171,185
GS Mortgage Securities Trust 2010-C1 D†	6.225%#	8/10/2043	2,209	2,398,906
GS Mortgage Securities Trust 2010-C2 A1†	3.849%	12/10/2043	16,286	16,707,855
GS Mortgage Securities Trust 2012-GC6 XA IO†	2.262%#	1/10/2045	208,404	19,855,564
GS Mortgage Securities Trust 2013-G1 A1†	2.059%	4/10/2031	19,309	18,980,771
GS Mortgage Securities Trust 2013-GC12 A2	2.011%	6/10/2046	99,161	99,621,900
GS Mortgage Securities Trust 2013-GC12 XA IO	1.887%#	6/10/2046	582,753	49,226,931
GS Mortgage Securities Trust 2013-GC14 A1	1.217%	8/10/2046	159	158,925
GS Mortgage Securities Trust 2014-GC26 XA IO	1.259%#	11/10/2047	106,250	7,901,952
H/2 Asset Funding 2014-1 Ltd.	2.103%	3/19/2037	91,280	91,351,198
H/2 Asset Funding 2015-1A-AFL	1.846%	6/24/2049	47,064	46,492,680
H/2 Asset Funding 2015-1A-AFX	3.353%	6/24/2049	23,520	23,423,241
H/2 Asset Funding 2015-1A-BFX	3.993%	6/24/2049	23,250	22,688,280
HILT Mortgage Trust 2014-ORL B†	1.388%#	7/15/2029	7,600	7,526,512
HILT Mortgage Trust 2014-ORL C†	1.788%#	7/15/2029	9,550	9,493,545
HILT Mortgage Trust 2014-ORL XCP IO†	1.104%	7/15/2029	7,557	31,591
Irvine Core Office Trust 2013-IRV A1†	2.068%	5/15/2048	56,841	56,596,544
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AM	5.466%	6/12/2047	23,675	24,812,868
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%	6/12/2047	16,735	17,529,695
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19 AM	5.884%#	2/12/2049	14,309	15,086,000
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.693%#	12/5/2027	5,730	6,768,373
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%	6/15/2043	9,835	10,312,455
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075%	11/15/2043	1,500	1,622,651
JPMorgan Chase Commercial Mortgage Securities Trust 2011-PLSD C†	5.143%	11/13/2028	4,125	4,269,992
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 A1	0.73%	12/15/2047	52	52,239
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.418%#	12/15/2047	420,920	26,786,266
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 A2	2.424%	7/15/2045	84,404	85,733,405
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.992%#	7/15/2045	213,983	7,634,581

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13 A2	2.665%		1/15/2046	$35,500	$36,270,368
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 A1	0.766%		4/15/2046	147	145,784
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.699	%#	4/15/2046	142,694	11,290,060
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH A†	1.098	%#	4/15/2027	19,385	19,347,732
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH B†	1.448	%#	4/15/2027	14,300	14,281,760
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	41,818	43,188,752
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.428	%#	4/15/2047	129,205	6,653,934
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.438	%#	4/15/2047	34,361	882,167
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.234	%#	11/15/2047	122,104	7,724,692
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 XA IO	1.162	%#	11/15/2047	211,222	13,664,486
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA IO	1.328	%#	1/15/2048	208,958	14,811,360
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	122,639	126,949,209
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	18,837	19,504,028
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.931	%#	6/10/2027	13,129	13,296,250
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.931	%#	6/10/2027	5,000	4,892,863
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.503	%#	6/10/2027	102,274	1,505,657
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.16	%#	6/10/2027	45,476	133,890
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 C†	2.398	%#	12/15/2030	9,750	9,736,833
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	3.298	%#	12/15/2030	19,000	18,907,983
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL5 C†	2.20	%#	7/15/2031	10,400	10,397,837
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN A†	1.118	%#	6/15/2029	37,625	37,538,274

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN C†	1.898	%#	6/15/2029	$8,650	$8,614,120
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN XCP IO†	0.09%		12/15/2015	358,000	95,085
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	1.105	%#	5/15/2048	108,097	5,584,981
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.872	%#	7/15/2048	152,423	6,969,849
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B†	5.704	%#	3/18/2051	51,570	55,121,610
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2010-RR1 JPB†	5.961	%#	6/18/2049	18,100	19,013,453
Ladder Capital Commercial Mortgage Securities LLC 2014-909 D†	4.028	%#	5/15/2031	2,000	2,032,931
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A†	2.952	%#	11/14/2027	190,968	195,210,641
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.952	%#	11/14/2027	16,023	16,187,676
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD MRC†	2.952	%#	11/14/2027	12,889	13,097,376
LB-UBS Commercial Mortgage Trust 2006-C4 AM	6.048	%#	6/15/2038	73,169	75,338,680
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	61,361	63,512,324
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	124,616	130,754,136
LMREC, Inc. 2015-CRE1 A†	1.95	%#	2/22/2032	48,655	48,850,836
LMREC, Inc. 2015-CRE1 B†	3.70	%#	2/22/2032	6,700	6,718,760
LSTAR Commercial Mortgage Trust 2014-2 A1†	1.519%		1/20/2041	1,759	1,757,761
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.033	%#	1/20/2041	115,542	3,499,829
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729	%#	4/20/2048	19,014	19,141,993
Madison Avenue Trust 2013-650M D†	4.169	%#	10/12/2032	5,175	5,347,242
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	6,558	6,448,747
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	6,817	6,704,333
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	41,048	42,674,630
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 AM	5.419%		8/12/2048	170,262	177,345,921
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	22,585	22,314,395
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 A2	2.964%		7/15/2046	27,620	28,452,384

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	$55,000	$56,756,288
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 A2	1.97%		5/15/2046	80,000	80,391,840
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XA IO	1.563	%#	5/15/2046	290,226	18,550,645
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XB IO†	0.428	%#	5/15/2046	119,710	2,832,698
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 XA IO	1.313	%#	12/15/2047	170,888	11,759,914
Morgan Stanley Capital I Trust 2007-HQ12 AM	5.861	%#	4/12/2049	77,035	80,877,621
Morgan Stanley Capital I Trust 2007-IQ15 AM	6.104	%#	6/11/2049	60,273	63,984,491
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.797	%#	3/15/2045	284,231	24,870,479
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	34,410	34,190,715
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.188	%#	7/13/2029	260,000	1,746,706
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B†	5.989	%#	8/12/2045	95,905	101,716,220
Morgan Stanley Re-REMIC Trust 2010-GG10 A4B†	5.989	%#	8/15/2045	78,802	83,223,004
Morgan Stanley Re-REMIC Trust 2012-IO AXA†	1.00%		3/27/2051	40,588	40,486,784
Motel 6 Trust 2015-MTL6 A2†	2.605%		2/5/2030	58,931	59,141,472
Motel 6 Trust 2015-MTL6 B†	3.298%		2/5/2030	24,382	24,371,150
Motel 6 Trust 2015-MTL6 C†	3.644%		2/5/2030	24,382	24,462,826
Motel 6 Trust 2015-MTL6 D†	4.532%		2/5/2030	18,920	18,765,518
Motel 6 Trust 2015-MTL6 E†	5.279%		2/5/2030	5,250	5,151,523
Motel 6 Trust 2015-MTL6 F†	5.00%		2/5/2030	5,250	5,090,182
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	13,118	13,055,423
NLY Commercial Mortgage Trust 2014-FL1 A†	1.387	%#	11/15/2030	8,670	8,643,520
NLY Commercial Mortgage Trust 2014-FL1 B†	1.937	%#	11/15/2030	13,971	13,942,366
NLY Commercial Mortgage Trust 2014-FL1 C†	2.787	%#	11/15/2030	4,000	3,992,792
NLY Commercial Mortgage Trust 2014-FL1 D†	3.987	%#	11/15/2030	5,000	5,029,845
NorthStar Real Estate CDO Ltd. 2013 -1A†	2.049	%#	8/25/2029	23,478	23,733,507
NorthStar Real Estate CDO Ltd. 2013 -1B†	5.199	%#	8/25/2029	51,750	52,578,000
PFP III Ltd. 2014-1 AS†	1.844	%#	6/14/2031	13,335	13,333,240
PFP III Ltd. 2014-1 B†	2.544	%#	6/14/2031	6,500	6,508,057
PFP III Ltd. 2014-1 C†	3.094	%#	6/14/2031	29,786	29,751,448
Prima Capital Ltd.	2.214%		5/24/2021	69,008	68,834,823
Prima Capital Ltd.	2.55%		8/24/2049	144,461	143,420,881
RAIT Trust 2014-FL2 B†	2.348	%#	5/13/2031	6,695	6,647,375
RBSCF Trust 2009-RR2 CWB†	5.223%		8/16/2048	14,900	15,324,292
RBSCF Trust 2010-RR3 MSCB†	6.104	%#	6/16/2049	5,390	5,756,534

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

RBSCF Trust 2010-RR3 WBTB†	6.15%#	2/16/2051	$22,942	$24,145,893
RBSSP Resecuritization Trust 2013-1 3A1†	0.301%#	1/26/2037	1,915	1,886,630
RBSSP Resecuritization Trust 2013-3 1A1	0.351%#	11/26/2036	8,525	8,195,808
RBSSP Resecuritization Trust 2013-3 2A1†	0.351%#	11/26/2036	9,018	8,421,052
RCMC LLC 2012-CRE1 A†	5.624%	11/15/2044	17,416	17,755,496
ReadyCap Commercial Mortgage Trust 2014-1A A†	3.01%	10/8/2020	44,496	44,735,626
Resource Capital Corp. Ltd. 2014-CRE2 A†	1.248%#	4/15/2032	16,050	15,955,514
RREF LLC 2013-LT3	2.50%	6/20/2028	870	870,392
Selkirk Ltd. 1 A†	1.329%	2/20/2041	23,245	23,173,542
Selkirk Ltd. 3 A†	1.86%	12/20/2041	70,807	70,942,610
Sequoia Mortgage Trust 2012-4 A2	3.00%	9/25/2042	6,649	6,537,492
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%	12/25/2059	14,394	14,428,568
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%	6/25/2058	30,608	30,645,911
Structured Asset Securities Corp. 2005-14 2A1	5.75%	7/25/2035	3,405	3,408,836
Structured Asset Securities Corp. 2006-3H 1A2	5.75%	12/25/2035	13,773	13,871,523
Structured Asset Securities Corp. 2006-3H 1A3	5.75%	12/25/2035	8,385	8,437,592
TimberStar Trust 1 2006-1A A†	5.668%	10/15/2036	66,428	69,072,366
UBS-Barclays Commercial Mortgage Trust 2012-C2 XA IO†	1.885%#	5/10/2063	118,779	8,164,727
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.234%#	3/10/2046	392,171	23,614,772
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.461%#	4/10/2046	461,131	32,444,028
Vornado DP LLC Trust 2010-VNO A1†	2.97%	9/13/2028	19,528	20,172,804
Vornado DP LLC Trust 2010-VNO A2FX†	4.004%	9/13/2028	14,787	15,962,692
Vornado DP LLC Trust 2010-VNO C†	5.28%	9/13/2028	6,120	6,783,864
Vornado DP LLC Trust 2010-VNO D†	6.356%	9/13/2028	9,926	11,392,418
Wachovia Bank Commercial Mortgage Trust 2005-C21 D	5.451%#	10/15/2044	10,650	10,673,457
Wachovia Bank Commercial Mortgage Trust 2005-C22 AM	5.519%#	12/15/2044	8,100	8,114,507
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	53,933	55,604,384
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	22,392	23,280,615
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%	11/15/2048	41,556	43,168,747

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wachovia Bank Commercial Mortgage Trust 2006-WL7A H†	0.598%#	9/15/2021	$15,247	$14,913,355
Wachovia Bank Commercial Mortgage Trust 2006-WL7A J†	0.798%#	9/15/2021	15,093	14,355,450
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%	12/15/2043	89,573	93,363,102
Wachovia Bank Commercial Mortgage Trust 2007-C30 AMFL†	0.386%#	12/15/2043	50,000	48,509,775
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%	4/15/2047	209,133	220,220,913
WaMu Mortgage Pass-Through Certificates Trust 2005-AR18 1A1	2.347%#	1/25/2036	7,652	7,349,978
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.921%#	6/15/2048	156,289	8,302,364
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.988%#	12/15/2047	173,197	9,770,111
Wells Fargo Mortgage Backed Securities Trust 2005-3 A4	5.50%	5/25/2035	3,921	4,058,627
Wells Fargo Resecuritization Trust 2012-IO A†	1.75%	8/20/2021	6,741	6,740,577
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%	2/15/2044	38,977	39,087,089
WF-RBS Commercial Mortgage Trust 2011-C2 A3†	4.498%	2/15/2044	29,050	30,977,758
WF-RBS Commercial Mortgage Trust 2011-C3 A2†	3.24%	3/15/2044	8,807	8,876,699
WF-RBS Commercial Mortgage Trust 2011-C4 A2†	3.454%	6/15/2044	11,312	11,455,489
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%	6/15/2044	660	705,077
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%	11/15/2044	17,650	18,499,062
WF-RBS Commercial Mortgage Trust 2012-C10 XA IO†	1.92%#	12/15/2045	67,248	5,950,344
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%	6/15/2045	8,070	8,126,277
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.687%#	6/15/2045	374,354	29,112,006
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%	8/15/2045	15,893	15,992,538
WF-RBS Commercial Mortgage Trust 2012-C8 XA IO†	2.339%#	8/15/2045	71,059	6,469,469
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%	3/15/2045	50,000	50,375,075
WF-RBS Commercial Mortgage Trust 2013-C13 A2	1.964%	5/15/2045	28,000	28,133,308
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.573%#	5/15/2045	314,442	23,586,487
WF-RBS Commercial Mortgage Trust 2013-C16 A2	3.223%	9/15/2046	35,085	36,417,616
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.382%#	5/15/2047	258,566	17,718,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.734	%#	5/15/2047	$50,603	$2,347,624
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.76	%#	8/15/2047	77,369	4,001,344
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	1.107	%#	9/15/2057	100,160	6,085,595
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.497	%#	9/15/2057	37,769	1,365,089
WFCG Commercial Mortgage Trust 2015-BXRP C†	1.969	%#	11/15/2029	4,017	3,987,919
WFCG Commercial Mortgage Trust 2015-BXRP D†	2.769	%#	11/15/2029	2,089	2,078,616
Total Non-Agency Commercial Mortgage-Backed Securities (cost $8,719,483,085)					8,597,336,014

U.S. TREASURY OBLIGATION 3.01%

U.S. Treasury Note (cost $1,069,095,263)	2.125%		12/31/2015	1,062,545	1,069,601,361

Total Long-Term Investments (cost $34,728,224,150)					34,343,897,570

SHORT-TERM INVESTMENTS 2.54%

COMMERCIAL PAPER 0.27%

Telecommunications 0.20%
Vodafone Group plc	Zero Coupon		4/11/2016	48,750	48,489,436
Vodafone Group plc	Zero Coupon		4/11/2016	22,500	22,379,740
Total					70,869,176

Utilities: Miscellaneous 0.07%
Enable Midstream Partners LP	Zero Coupon		9/15/2015	24,250	24,236,326
Total Commercial Paper (cost $95,075,866)					95,105,502

CONVERTIBLE BOND 0.18%

Investment Management Companies

Prospect Capital Corp. (cost $62,831,614)	6.25%		12/15/2015	62,190	62,967,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 1.20%

Automotive 0.03%

Ford Motor Credit Co. LLC	5.625%	9/15/2015	$4,270	$4,276,738
Hyundai Capital America†	1.625%	10/2/2015	4,680	4,680,374
Total				8,957,112

Banks: Regional 0.18%

Fifth Third Bancorp	3.625%	1/25/2016	5,950	6,014,325
Royal Bank of Scotland plc (The) (United Kingdom)(d)	3.95%	9/21/2015	55,190	55,282,885
UBS AG	5.875%	7/15/2016	1,200	1,244,056
Total				62,541,266

Beverages 0.01%

Beam Suntory, Inc.	5.375%	1/15/2016	2,216	2,252,298

Brokers 0.03%

Raymond James Financial, Inc.	4.25%	4/15/2016	8,719	8,890,660

Computer Hardware 0.05%

Hewlett-Packard Co.	2.65%	6/1/2016	18,450	18,655,182

Computer Service 0.03%

Computer Sciences Corp.	2.50%	9/15/2015	10,664	10,666,325

Computer Technology 0.02%

EQT Corp.	5.00%	10/1/2015	6,277	6,295,009

Diversified Materials & Processing 0.04%

Kilroy Realty LP	5.00%	11/3/2015	14,675	14,766,587

Electric: Power 0.07%

LG&E and KU Energy LLC	2.125%	11/15/2015	15,600	15,641,496
Sempra Energy	6.50%	6/1/2016	8,343	8,658,507
Total				24,300,003

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electrical Equipment 0.02%

Xerox Corp.	6.40%	3/15/2016	$7,575	$7,794,417

Electronics: Semi-Conductors/Components 0.07%

Avnet, Inc.	6.00%	9/1/2015	24,461	24,461,000

Entertainment 0.01%

Viacom, Inc.	6.25%	4/30/2016	1,875	1,938,034

Financial: Miscellaneous 0.10%

Bunge Ltd. Finance Corp.	4.10%	3/15/2016	34,610	35,118,871
Deutsche Bank Trust Corp.	7.50%	11/15/2015	1,000	1,012,211
Total				36,131,082

Food 0.00%

ConAgra Foods, Inc.	1.35%	9/10/2015	909	909,032

Insurance 0.03%

Symetra Financial Corp.†	6.125%	4/1/2016	1,950	1,999,175
Transatlantic Holdings, Inc.	5.75%	12/14/2015	9,410	9,537,741
Total				11,536,916

Leasing 0.06%

Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	3/15/2016	22,100	22,223,804

Leisure 0.03%

Carnival Corp.	1.20%	2/5/2016	10,555	10,562,009

Lodging 0.00%

Marriott International, Inc.	6.20%	6/15/2016	275	285,475

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Manufacturing 0.01%

Pentair Finance SA (Luxembourg)(d)	1.35%	12/1/2015	$2,000	$2,003,118

Media 0.01%

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	3.125%	2/15/2016	4,000	4,036,704
Sky Group Finance plc (United Kingdom)†(d)	5.625%	10/15/2015	500	502,696
Total				4,539,400

Metals & Minerals: Miscellaneous 0.04%

Teck Resources Ltd. (Canada)(d)	5.375%	10/1/2015	13,326	13,317,125

Milling: Fruits/Grain 0.00%

Ingredion, Inc.	3.20%	11/1/2015	1,417	1,421,934

Office Furniture & Business Equipment 0.01%

Xerox Corp.	7.20%	4/1/2016	1,763	1,825,472

Oil 0.07%

Noble Holding International Ltd.	3.05%	3/1/2016	26,506	26,452,458

Oil: Crude Producers 0.10%

Canadian Natural Resources Ltd. (Canada)(d)	6.00%	8/15/2016	4,525	4,723,050
DCP Midstream LLC†	5.375%	10/15/2015	14,417	14,436,016
DCP Midstream Operating LP	3.25%	10/1/2015	5,520	5,513,685
Devon Energy Corp.	0.736%#	12/15/2015	10,021	10,006,309
TransCanada PipeLines Ltd. (Canada)(d)	7.69%	6/30/2016	2,150	2,260,495
Total				36,939,555

Oil: Integrated Domestic 0.07%

Marathon Oil Corp.	0.90%	11/1/2015	17,085	17,080,319
ONEOK Partners LP	3.25%	2/1/2016	8,306	8,349,365
Total				25,429,684

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Paper & Forest Products 0.06%

International Paper Co.	5.25%	4/1/2016	$9,715	$9,941,447
Plum Creek Timberlands LP	5.875%	11/15/2015	12,661	12,782,318
Total				22,723,765

Real Estate Investment Trusts 0.04%

BioMed Realty LP	3.85%	4/15/2016	12,940	13,109,734
Health Care REIT, Inc.	6.20%	6/1/2016	2,689	2,782,601
Total				15,892,335

Restaurants 0.00%

Yum! Brands, Inc.	4.25%	9/15/2015	1,000	1,001,136

Tobacco 0.01%

Reynolds American, Inc.	1.05%	10/30/2015	3,110	3,111,378
Total Corporate Bonds (cost $428,279,499)				427,823,571

MUNICIPAL BOND 0.01%

Miscellaneous

New Jersey Econ Dev Auth
(cost $2,013,278)	Zero Coupon	2/15/2016	2,023	2,014,665

REPURCHASE AGREEMENT 0.88%

Repurchase Agreement dated 8/31/2015, Zero Coupon due 9/1/2015 with Fixed Income Clearing Corp. collateralized by $318,070,000 of U.S. Treasury Note at 1.50% due 5/31/2020; value: $319,660,350; proceeds: $313,391,494 (cost $313,391,494)			313,391	313,391,494

Total Short-Term Investments (cost $901,591,751)				901,302,607

Total Investments in Securities 99.21% (cost $35,629,815,901)				35,245,200,177

Cash and Other Assets in Excess of Liabilities(i) 0.79%				281,040,123

Net Assets 100.00%				$35,526,240,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

BRL	Brazilian real.
EUR	euro.
GBP	British pound.
AGM	Assured Guaranty Municipal Corporation
AMT	Income from the security may be subject to Alternative Minimum Tax.
IO	Interest Only.
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2015.
(a)	Securities purchased on a when-issued basis (See Note 2(f)).
(b)	Defaulted security.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Foreign security traded in U.S. dollars.
(e)	Security has been fully/partially segregated to cover margin requirements for open futures contracts as of August 31, 2015.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2015.
(g)	Interest rate to be determined.
(h)	Amount is less than $1,000.
(i)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at August 31, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	Deutsche Bank AG	10/20/2015	3,270,000	$5,070,600	$5,016,510	$54,090
British pound	Sell	Morgan Stanley	10/20/2015	1,220,000	1,900,980	1,871,603	29,377
British pound	Sell	Morgan Stanley	10/20/2015	3,160,000	4,967,382	4,847,759	119,623
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$203,090

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	Deutsche Bank AG	11/13/2015	1,437,000	$1,587,155	$1,614,370	$(27,215)
euro	Sell	Standard Chartered Bank	11/13/2015	20,360,000	22,458,978	22,873,045	(414,067)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(441,282)

Open Futures Contracts at August 31, 2015:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
U.S. 5-Year Treasury Note	December 2015	12,790	Short	$(1,527,605,625)	$11,868,089

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 2-Year Treasury Note	December 2015	41,690	Long	$9,107,962,188	$(11,554,886)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

Credit Default Swaps on Indexes - Sell Protection at August 31, 2015(1):

Referenced Index	Fund Receives	Termination Date	Original Notional Amount	Current Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	$24,000,000	$20,218,688	$23,955,000	$556,142	$511,142	$45,000
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	24,700,000	20,808,400	24,653,687	1,264,416	1,218,103	46,313
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	25,000,000	21,061,133	24,953,125	593,841	546,966	46,875
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	23,000,000	21,432,561	22,911,450	774,028	685,478	88,550
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	23,000,000	21,432,561	22,911,450	794,103	705,553	88,550
Markit CMBX. NA.AAA.4(6)	.35%	2/17/2051	29,500,000	27,660,505	29,444,688	2,201,474	2,146,162	55,312
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	23,400,000	19,955,956	23,356,125	1,198,214	1,154,339	43,875
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	49,500,000	42,214,522	49,407,187	2,534,683	2,441,870	92,813
Markit CMBX. NA.AAA.3(7)	.08%	12/13/2049	9,900,000	8,442,904	9,861,885	728,246	690,131	38,115
Markit CMBX. NA.AAA.2(8)	.07%	3/15/2049	23,000,000	19,367,976	22,956,875	612,660	569,535	43,125
Markit CMBX. NA.AAA.3(8)	.08%	12/13/2049	14,800,000	13,791,387	14,743,020	1,164,416	1,107,436	56,980
Markit CMBX. NA.AAA.3(8)	.08%	12/13/2049	24,500,000	22,830,337	24,405,675	1,928,240	1,833,915	94,325
						$14,350,463	$13,610,630	$739,833

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(m)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $13,610,630. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Credit Suisse.
(7)	Swap Counterparty: Goldman Sachs.
(8)	Swap Counterparty: Morgan Stanley.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$5,080,990,028	$—	$5,080,990,028
Convertible Bonds	—	75,115,988	1,240,631	76,356,619
Corporate Bonds	—	15,613,654,674	—	15,613,654,674
Floating Rate Loans(4)
Aerospace/Defense	—	171,424,084	—	171,424,084
Air Transportation	—	8,278,715	—	8,278,715
Chemicals	—	12,733,350	—	12,733,350
Consumer Products	—	5,026,050	70,658,957	75,685,007
Containers	—	23,478,305	—	23,478,305
Energy Equipment & Services	—	3,624,390	—	3,624,390
Financial Services	—	66,727,316	12,501,000	79,228,316
Food	—	49,556,441	—	49,556,441
Gaming	—	248,270,659	—	248,270,659
Health Care	—	299,985,785	53,434,723	353,420,508
Leisure	—	2,829,600	—	2,829,600
Media	—	244,965,685	—	244,965,685
Miscellaneous	—	32,973,912	—	32,973,912
Retail	—	22,967,665	—	22,967,665
Services	—	86,165,641	36,934,575	123,100,216
Technology	—	132,021,192	—	132,021,192
Telecommunications	—	157,625,429	—	157,625,429
Utilities	—	37,499,276	50,573,274	88,072,550
Foreign Bonds	—	36,633,037	—	36,633,037
Foreign Government Obligations	—	105,253,120	—	105,253,120
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	736,412,158	—	736,412,158
Government Sponsored Enterprises Pass-Throughs	—	1,482,944,950	—	1,482,944,950
Municipal Bonds	—	207,265,196	—	207,265,196
Non-Agency Commercial Mortgage-Backed Securities	—	8,597,336,014	—	8,597,336,014
U.S. Treasury Obligation	—	1,069,601,361	—	1,069,601,361
Commercial Paper	—	95,105,502	—	95,105,502
Repurchase Agreement	—	313,391,494	—	313,391,494
Total	$—	$35,019,857,017	$225,343,160	$35,245,200,177
Other Financial Instruments
Credit Default Swaps
Assets	$—	$—	$—	$—
Liabilities	—	(739,833)	—	(739,833)
Forward Foreign Currency Exchange Contracts
Assets	—	203,090	—	203,090
Liabilities	—	(441,282)	—	(441,282)
Futures Contracts
Assets	11,868,089	—	—	11,868,089
Liabilities	(11,554,886)	—	—	(11,554,886)
Total	$313,203	$(978,025)	$—	$(664,822)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2015

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2015.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Convertible Bonds	Floating Rate Loans	Total Return Swap
Balance as of December 1, 2014	$—	$92,278,449	$2,959,141
Accrued discounts/premiums	—	42,790	—
Realized gain (loss)	—	23,613	(784,262)
Change in unrealized appreciation/depreciation	(983,257)	(1,274,740)	—
Purchases	2,223,888	180,277,431	—
Sales	—	(74,154,405)	(2,174,879)
Net transfers in or out of Level 3	—	26,909,391	—
Balance as of August 31, 2015	$1,240,631	$224,102,529	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 107.50%

ASSET-BACKED SECURITIES 24.01%

Automobiles 13.97%

Ally Auto Receivables Trust 2012-5 A3	0.62%	3/15/2017	$293	$293,233
Ally Auto Receivables Trust 2013-1 A3	0.63%	5/15/2017	1,237	1,237,021
Ally Auto Receivables Trust 2014-1 A2	0.48%	2/15/2017	2,653	2,652,237
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%	6/8/2017	9	8,646
AmeriCredit Automobile Receivables Trust 2012-4 C	1.93%	8/8/2018	1,500	1,508,222
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%	10/10/2017	1,467	1,467,315
AmeriCredit Automobile Receivables Trust 2013-2 A3	0.65%	12/8/2017	3,041	3,038,638
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	631	630,206
AmeriCredit Automobile Receivables Trust 2014-1 A3	0.90%	2/8/2019	6,078	6,057,809
AmeriCredit Automobile Receivables Trust 2014-1 C	2.15%	3/9/2020	2,615	2,621,365
AmeriCredit Automobile Receivables Trust 2014-4 D	3.07%	11/9/2020	5,171	5,190,285
Avis Budget Rental Car Funding AESOP LLC 2010-5A A†	3.15%	3/20/2017	20,248	20,390,556
Avis Budget Rental Car Funding AESOP LLC 2011-3A A†	3.41%	11/20/2017	1,963	2,009,721
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	1,967	2,019,042
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	5,919	6,051,337
Avis Budget Rental Car Funding AESOP LLC 2012-3A A†	2.10%	3/20/2019	3,267	3,282,275
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	3,588	3,610,676
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	1,408	1,412,509
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	3,880	3,883,767
BMW Vehicle Lease Trust 2015-1 A3	1.24%	12/20/2017	6,320	6,337,402
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	665	664,916
California Republic Auto Receivables Trust 2014-2 A2	0.54%	3/15/2017	561	560,784
California Republic Auto Receivables Trust 2014-4 A2	0.77%	9/15/2017	4,108	4,108,917
California Republic Auto Receivables Trust 2015-1 A2	0.88%	12/15/2017	5,718	5,716,801
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	8,601	8,619,922
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	5,940	5,956,593
Capital Auto Receivables Asset Trust 2013-4 A3	1.09%	3/20/2018	6,159	6,157,500
Capital Auto Receivables Asset Trust 2014-3 B†	2.35%	7/22/2019	6,127	6,189,498
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	8,284	8,376,458
Capital Auto Receivables Asset Trust 2015-2 A1A	0.99%	10/20/2017	7,535	7,521,497
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	3,160	3,147,497
CarFinance Capital Auto Trust 2014-1A A†	1.46%	12/17/2018	263	263,077
CarMax Auto Owner Trust 2012-2 A3	0.84%	3/15/2017	347	346,769
CarMax Auto Owner Trust 2013-2 A3	0.64%	1/16/2018	1,882	1,877,960
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	9,895	9,902,365
CarMax Auto Owner Trust 2013-4 A3	0.80%	7/16/2018	6,341	6,334,439
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	971	970,176
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	2,090	2,089,166

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

CarMax Auto Owner Trust 2015-2 A4	1.80%	3/15/2021	$4,045	$4,046,976
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%	4/16/2018	3,346	3,349,395
Chrysler Capital Auto Receivables Trust 2013-BA A3†	0.85%	5/15/2018	2,933	2,935,190
Chrysler Capital Auto Receivables Trust 2014-AA A3†	0.83%	9/17/2018	13,531	13,531,701
Chrysler Capital Auto Receivables Trust 2014-BA A2†	0.69%	9/15/2017	3,853	3,852,701
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	5,965	5,972,110
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	3,877	3,876,771
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	2,153	2,151,464
First Investors Auto Owner Trust 2015-2A A1†	1.59%	12/16/2019	7,555	7,561,418
Ford Credit Auto Owner Trust 2012-D A3	0.51%	4/15/2017	301	301,142
Ford Credit Auto Owner Trust 2013-D A3	0.67%	4/15/2018	3,425	3,422,403
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	2,580	2,583,287
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%	12/15/2022	1,946	1,950,499
Honda Auto Receivables Owner Trust 2013-1 A3	0.48%	11/21/2016	469	468,934
Honda Auto Receivables Owner Trust 2013-2 A3	0.53%	2/16/2017	1,119	1,118,560
Honda Auto Receivables Owner Trust 2013-3 A3	0.77%	5/15/2017	5,463	5,464,924
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	7,514	7,508,941
Hyundai Auto Lease Securitization Trust 2014-A A2†	0.52%	7/15/2016	248	247,689
Hyundai Auto Lease Securitization Trust 2014-B A2†	0.61%	2/15/2017	3,030	3,029,145
Hyundai Auto Receivables Trust 2013-A A3	0.56%	7/17/2017	4,162	4,161,062
Hyundai Auto Receivables Trust 2015-A A2	0.68%	10/16/2017	4,676	4,674,549
M&T Bank Auto Receivables Trust 2013-1A A3†	1.06%	11/15/2017	5,940	5,942,290
Mercedes-Benz Auto Lease Trust 2013-B A3	0.62%	7/15/2016	325	325,345
Mercedes-Benz Auto Lease Trust 2014-A A3	0.68%	12/15/2016	7,750	7,751,535
Nissan Auto Receivables Owner Trust 2013-A A3	0.50%	5/15/2017	398	397,735
Nissan Auto Receivables Owner Trust 2013-B A3	0.84%	11/15/2017	5,239	5,241,228
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%	11/20/2017	15,701	15,719,692
Santander Drive Auto Receivables Trust 2013-4 A3	1.11%	12/15/2017	1,702	1,701,769
Santander Drive Auto Receivables Trust 2014-1 A2A	0.66%	6/15/2017	13	12,879
Santander Drive Auto Receivables Trust 2014-2 C	2.33%	11/15/2019	2,450	2,463,433
Santander Drive Auto Receivables Trust 2014-3 C	2.13%	8/17/2020	2,820	2,835,122
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	4,178	4,211,602
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	11,970	11,916,039
SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	4,700	4,694,478
TCF Auto Receivables Owner Trust 2015-1A A3†	1.49%	12/16/2019	8,500	8,493,141
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%	11/16/2020	12,242	12,246,260
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%	4/15/2021	5,176	5,174,139
Volkswagen Auto Loan Enhanced Trust 2012-2 A3	0.46%	1/20/2017	177	176,549
World Omni Auto Receivables Trust 2014-B A2A	0.60%	1/16/2018	3,573	3,570,584
World Omni Automobile Lease Securitization Trust 2013-A A3	1.10%	12/15/2016	7,730	7,735,757
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%	9/15/2017	577	577,818
Total				335,902,853

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards 2.86%

Bank of America Credit Card Trust 2014-A3 A	0.488	%#	1/15/2020	$6,140	$6,139,242
Barclays Dryrock Issuance Trust 2012-2 A	0.64%		8/15/2018	2,250	2,249,951
Barclays Dryrock Issuance Trust 2014-5 A	1.48%		9/15/2020	7,050	7,082,493
Capital One Multi-Asset Execution Trust 2014-A2	1.26%		1/15/2020	3,165	3,175,695
Chase Issuance Trust 2014-A6	1.26%		7/15/2019	5,460	5,473,281
Chase Issuance Trust 2015-A4	1.84%		4/15/2022	5,352	5,300,011
Citibank Credit Card Issuance Trust 2006-A3	5.30%		3/15/2018	9,417	9,646,963
Citibank Credit Card Issuance Trust 2013-A6	1.32%		9/7/2018	8,457	8,473,652
Discover Card Execution Note Trust 2012-B3	0.648	%#	5/15/2018	2,850	2,849,701
Synchrony Credit Card Master Note Trust 2011-2 A	0.678	%#	5/15/2019	5,890	5,893,136
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%		8/17/2020	6,045	6,023,546
World Financial Network Credit Card Master Trust 2013-B A	0.91%		3/16/2020	950	950,426
World Financial Network Credit Card Master Trust 2014-A	0.578	%#	12/15/2019	5,470	5,451,886
Total					68,709,983

Home Equity 0.13%

Home Equity Asset Trust 2006-7 2A2	0.301	%#	1/25/2037	414	413,042
New Century Home Equity Loan Trust 2005-A A6	4.954%		8/25/2035	1,663	1,635,980
Option One Mortgage Loan Trust 2005-1 A4	0.991	%#	2/25/2035	1,135	1,115,937
Total					3,164,959

Other 7.05%

Ares IIIR/IVR CLO Ltd. 2007-3RA A2†	0.496	%#	4/16/2021	1,166	1,152,272
Avenue CLO VI Ltd. 2007-6A A2†	0.624	%#	7/17/2019	1,000	992,794
BlueMountain CLO Ltd. 2014-3A A1†	1.755	%#	10/15/2026	3,500	3,501,351
Carlyle Global Market Strategies 2015-2A A1†	1.744	%#	4/27/2027	5,500	5,499,840
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1†	1.775	%#	10/15/2026	2,000	2,002,512
Cent CLO Ltd. 2013-18A A†	1.397	%#	7/23/2025	1,130	1,120,010
CIFC Funding II Ltd. 2014-2A A1L†	1.809	%#	5/24/2026	5,800	5,802,676
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	2,430	2,428,751
CNH Equipment Trust 2015-C A3	1.66%		11/16/2020	4,555	4,564,060
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	6,454	6,452,709
Fore CLO Ltd. 2007-1A A2†	0.737	%#	7/20/2019	1,150	1,140,886
Fraser Sullivan CLO II Ltd. 2006-2A A2†	0.581	%#	12/20/2020	928	926,719
Galaxy XVIII CLO Ltd. 2014-18A A†	1.745	%#	10/15/2026	6,000	5,966,530
GMF Floorplan Owner Revolving Trust 2015-1 B†	1.97%		5/15/2020	2,219	2,217,427
Goldentree Loan Opportunities VI Ltd. 2012-6A A†	1.589	%#	4/17/2022	2,238	2,238,899
Grayson CLO Ltd. 2006-1A A1A†	0.523	%#	11/1/2021	1,095	1,079,993
Harch CLO III Ltd. 2007-1A B†	0.679	%#	4/17/2020	217	216,729
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	1,500	1,492,691
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%		11/15/2046	1,300	1,293,618

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

HLSS Servicer Advance Receivables Backed Notes 2013-T7 CT7†	2.526%		11/15/2046	$1,825	$1,823,430
HLSS Servicer Advance Receivables Trust 2012-T2 A2†	1.99%		10/15/2045	6,220	6,214,016
HLSS Servicer Advance Receivables Trust 2012-T2 B2†	2.48%		10/15/2045	1,090	1,089,064
HLSS Servicer Advance Receivables Trust 2013-T1 A2†	1.495%		1/16/2046	2,425	2,422,822
HLSS Servicer Advance Receivables Trust 2013-T1 B3†	2.734%		1/15/2048	1,250	1,243,968
Jackson Mill CLO Ltd. 2015-1A A†	1.763	%#	4/15/2027	8,300	8,306,826
JFIN Revolver CLO Ltd. 2013-1A A†	1.525	%#	1/20/2021	1,428	1,429,345
JFIN Revolver CLO Ltd. 2014-2A A2†	1.576	%#	2/20/2022	4,000	3,980,058
JFIN Revolver CLO Ltd. 2015-3A A1†	1.775	%#	4/20/2023	6,000	5,999,644
John Deere Owner Trust 2014-A A3	0.92%		4/16/2018	2,825	2,822,922
KKR Financial CLO Ltd. 2007-1A A†	0.671	%#	5/15/2021	946	942,569
KKR Financial CLO Ltd. 2007-1A B†	1.071	%#	5/15/2021	1,000	983,986
Leaf Receivables Funding 10 LLC 2015-1 A4†	2.03%		8/17/2020	3,130	3,131,305
Madison Park Funding IX Ltd. 2012-9AR B1R†	2.191	%#	8/15/2022	2,500	2,482,843
Marathon CLO IV Ltd. 2012-4A A1†	1.666	%#	5/20/2023	6,580	6,582,065
Morgan Stanley Capital I, Inc. 2006-HE1 A3	0.371	%#	1/25/2036	28	27,972
NextGear Floorplan Master Owner Trust 2015-1A A†	1.80%		7/15/2019	4,970	4,982,731
NZCG Funding Ltd. 2015-2A A1†	1.812	%#	4/27/2027	4,670	4,674,689
Oaktree CLO Ltd. 2014-2A A1A†	1.805	%#	10/20/2026	4,000	3,986,709
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.795	%#	4/15/2026	3,378	3,384,421
OZLM Funding Ltd. 2012-1A A2R†	2.639	%#	7/22/2027	3,500	3,520,782
OZLM VIII Ltd. 2014-8A A1A†	1.714	%#	10/17/2026	3,010	3,006,001
Recette CLO LLC 2015-1A B1†(a)	2.421	%#	10/20/2027	2,000	1,987,200
Shackleton CLO Ltd. 2014-5A A†	1.811	%#	5/7/2026	3,400	3,403,964
SLM Private Education Loan Trust 2010-A 2A†	3.448	%#	5/16/2044	2,500	2,603,197
SLM Private Education Loan Trust 2011-B A1†	1.048	%#	12/16/2024	3,233	3,233,238
SLM Private Education Loan Trust 2012-A A1†	1.598	%#	8/15/2025	635	637,546
SLM Private Education Loan Trust 2012-C A1†	1.298	%#	8/15/2023	3,960	3,963,404
SLM Private Education Loan Trust 2012-E A1†	0.948	%#	10/16/2023	4,186	4,184,589
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.609	%#	4/17/2021	1,500	1,477,963
Treman Park CLO LLC 2015-1A A†	1.761	%#	4/20/2027	650	650,993
Tryon Park CLO Ltd. 2013-1A A1†	1.395	%#	7/15/2025	5,000	4,955,719
Venture XI CLO Ltd. 2012-11AR BR†	2.259	%#	11/14/2022	6,500	6,481,372
Venture XVI CLO Ltd. 2014-16A A1L†	1.775	%#	4/15/2026	6,236	6,212,115
Venture XVIII CLO Ltd. 2014-18A A†	1.725	%#	10/15/2026	2,250	2,235,500
Voya CLO Ltd. 2015-1A A1†	1.755	%#	4/18/2027	3,000	3,001,170
Westchester CLO Ltd. 2007-1A A1A†	0.503	%#	8/1/2022	1,226	1,206,082
Total					169,362,687
Total Asset-Backed Securities (cost $577,176,116)					577,140,482

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
CONVERTIBLE BONDS 0.00%

Oil

Oleo e Gas Participacoes SA (Brazil)(b)(c)	10.00%	6/1/2016	BRL	17	$30,477
Oleo e Gas Participacoes SA (Brazil)(b)(c)	10.00%	6/1/2016	BRL	22	38,360
Total Convertible Bonds (cost $123,390)					68,837

CORPORATE BONDS 33.11%

Aerospace/Defense 0.03%

Harris Corp.	4.854%	4/27/2035		$809	777,434

Air Transportation 0.07%

American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022		1,721	1,770,585

Apparel 0.11%

PVH Corp.	7.75%	11/15/2023		2,290	2,690,750

Auto Parts: Original Equipment 0.26%

Hertz Corp. (The)	6.25%	10/15/2022		1,500	1,533,750
Hertz Corp. (The)	7.375%	1/15/2021		969	1,015,028
International Automotive Components Group SA (Luxembourg)†(d)	9.125%	6/1/2018		1,446	1,482,150
United Rentals North America, Inc.	5.75%	11/15/2024		2,350	2,326,500
Total					6,357,428

Automotive 0.36%

Ford Motor Co.	6.375%	2/1/2029		1,489	1,699,330
Ford Motor Co.	6.625%	10/1/2028		2,319	2,703,557
General Motors Co.	5.00%	4/1/2035		4,545	4,280,954
Total					8,683,841

Banks: Money Center 0.31%

Barclays plc (United Kingdom)(d)	3.65%	3/16/2025		5,425	5,164,871
Barclays plc (United Kingdom)(d)	5.25%	8/17/2045		1,200	1,208,064
BBVA Banco Continental SA (Peru)†(d)	5.25%	9/22/2029		1,100	1,098,625
Total					7,471,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional 2.35%

Citigroup, Inc.	5.50%	9/13/2025	$10,682	$11,632,207
Goldman Sachs Group, Inc. (The)	5.95%	1/15/2027	3,352	3,763,615
Goldman Sachs Group, Inc. (The)	6.25%	2/1/2041	2,098	2,513,087
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037	3,700	4,427,882
HBOS plc (United Kingdom)†(d)	6.00%	11/1/2033	2,550	2,847,424
Itau Unibanco Holding SA†	5.50%	8/6/2022	600	566,220
JPMorgan Chase & Co.	3.875%	9/10/2024	12,377	12,214,787
Macquarie Bank Ltd. (Australia)†(d)	4.875%	6/10/2025	3,715	3,690,173
Macquarie Bank Ltd. (Australia)†(d)	6.625%	4/7/2021	2,775	3,151,537
Morgan Stanley	4.35%	9/8/2026	5,421	5,426,844
Morgan Stanley	5.00%	11/24/2025	334	352,335
Morgan Stanley	7.25%	4/1/2032	523	683,144
Wells Fargo & Co.	4.10%	6/3/2026	5,180	5,212,018
Total				56,481,273

Beverages 0.33%

Anadolu Efes Biracilik Ve Malt Sanayii AS (Turkey)†(d)	3.375%	11/1/2022	1,500	1,286,694
Central American Bottling Corp. (Guatemala)†(d)	6.75%	2/9/2022	4,671	4,892,872
JB y Co. SA de CV (Mexico)†(d)	3.75%	5/13/2025	1,900	1,836,225
Total				8,015,791

Biotechnology Research & Production 0.40%

Amgen, Inc.	6.40%	2/1/2039	8,000	9,542,856

Broadcasting 0.45%

21st Century Fox America, Inc.	6.20%	12/15/2034	1,560	1,760,965
21st Century Fox America, Inc.	6.90%	8/15/2039	3,664	4,413,981
Cox Communications, Inc.†	8.375%	3/1/2039	3,800	4,723,981
Total				10,898,927

Brokers 0.14%

Jefferies Group LLC	6.875%	4/15/2021	3,080	3,448,984

Building Materials 0.14%

Cementos Pacasmayo SAA (Peru)†(d)	4.50%	2/8/2023	1,918	1,788,535
Roofing Supply Group LLC/Roofing Supply Finance, Inc.†	10.00%	6/1/2020	1,349	1,456,920

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials (continued)

Votorantim Cimentos SA (Brazil)†(d)	7.25%	4/5/2041	$100	$87,490
Total				3,332,945

Business Services 0.49%

Expedia, Inc.	4.50%	8/15/2024	6,477	6,476,877
McGraw Hill Financial, Inc.†	4.40%	2/15/2026	5,200	5,182,221
Total				11,659,098

Cable Services 0.67%

CCO Safari II LLC†	6.384%	10/23/2035	6,471	6,606,710
Time Warner Cable, Inc.	7.30%	7/1/2038	9,023	9,604,000
Total				16,210,710

Chemicals 0.68%

Grupo Idesa SA de CV (Mexico)†(d)	7.875%	12/18/2020	2,400	2,502,000
Israel Chemicals Ltd. (Israel)†(d)	4.50%	12/2/2024	2,325	2,338,020
Methanex Corp. (Canada)(d)	5.25%	3/1/2022	1,358	1,440,255
Mexichem SAB de CV (Mexico)†(d)	4.875%	9/19/2022	1,364	1,404,238
Montell Finance Co. BV (Netherlands)†(d)	8.10%	3/15/2027	3,956	5,153,082
NewMarket Corp.	4.10%	12/15/2022	2,071	2,106,454
OCP SA (Morocco)†(d)	6.875%	4/25/2044	1,395	1,443,713
Total				16,387,762

Communications Services 0.05%

CenturyLink, Inc.	6.875%	1/15/2028	1,425	1,282,500

Communications Technology 0.12%

Motorola Solutions, Inc.	3.75%	5/15/2022	3,153	2,925,943

Computer Hardware 0.09%

Dell, Inc.	7.10%	4/15/2028	2,106	2,116,530

Computer Software 0.27%

First Data Corp.	10.625%	6/15/2021	730	809,387
First Data Corp.	11.75%	8/15/2021	3,388	3,825,052
SunGard Data Systems, Inc.	7.375%	11/15/2018	1,795	1,851,094
Total				6,485,533

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Construction/Homebuilding 0.05%

Odebrecht Finance Ltd.†	5.25%	6/27/2029	$1,200	$762,000
Odebrecht Finance Ltd.†	7.125%	6/26/2042	689	449,573
Total				1,211,573

Containers 0.35%

Coveris Holdings SA (Luxembourg)†(d)	7.875%	11/1/2019	1,450	1,413,750
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,000	1,112,500
Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	3,551	3,410,096
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	2,450	2,483,688
Total				8,420,034

Diversified 0.32%

Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	4,093	4,093,000
Argos Merger Sub, Inc.†	7.125%	3/15/2023	2,300	2,415,000
Hutchison Whampoa International 14 Ltd. (Hong Kong)†(d)	3.625%	10/31/2024	1,100	1,082,195
Total				7,590,195

Drugs 0.36%

Express Scripts Holding Co.	6.125%	11/15/2041	5,662	6,484,813
Valeant Pharmaceuticals International, Inc.†	6.75%	8/15/2018	1,437	1,506,156
Valeant Pharmaceuticals International, Inc.†	7.00%	10/1/2020	716	742,850
Total				8,733,819

Electric: Power 1.17%

AES El Salvador Trust II†	6.75%	3/28/2023	1,060	986,860
AES Gener SA (Chile)†(d)	5.00%	7/14/2025	200	203,948
Appalachian Power Co.	7.00%	4/1/2038	3,000	3,860,418
CEZ AS (Czech Republic)†(d)	4.25%	4/3/2022	1,500	1,582,557
Empresa Electrica Guacolda SA (Chile)†(d)	4.56%	4/30/2025	200	192,215
Entergy Corp.	5.125%	9/15/2020	4,389	4,703,779
Exelon Generation Co. LLC	5.60%	6/15/2042	2,500	2,492,925
Exelon Generation Co. LLC	6.25%	10/1/2039	4,148	4,477,231
Lamar Funding Ltd.†	3.958%	5/7/2025	2,250	2,115,000
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(d)	5.375%	5/1/2021	2,700	3,000,297
Red Oak Power LLC	8.54%	11/30/2019	975	1,042,726
Texas-New Mexico Power Co.†	9.50%	4/1/2019	2,800	3,428,373
Total				28,086,329

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.09%

PerkinElmer, Inc.	5.00%	11/15/2021	$1,976	$2,126,000

Electronics: Semi-Conductors/Components 0.15%

KLA-Tencor Corp.	4.65%	11/1/2024	3,769	3,713,577

Energy Equipment & Services 0.49%

Cameron International Corp.	7.00%	7/15/2038	551	670,387
Energy Transfer Partners LP	6.125%	12/15/2045	1,194	1,152,101
Energy Transfer Partners LP	6.625%	10/15/2036	1,260	1,268,276
Energy Transfer Partners LP	7.50%	7/1/2038	4,051	4,418,535
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,850	4,177,820
Total				11,687,119

Engineering & Contracting Services 0.16%

China Railway Resources Huitung Ltd. (Hong Kong)(d)	3.85%	2/5/2023	3,926	3,893,261

Entertainment 0.25%

CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	1,607	1,661,236
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	800	835,500
Viacom, Inc.	6.875%	4/30/2036	3,304	3,482,697
Total				5,979,433

Financial Services 2.52%

Agricola Senior Trust†	6.75%	6/18/2020	1,250	1,275,000
Air Lease Corp.	3.875%	4/1/2021	1,150	1,164,375
Air Lease Corp.	4.25%	9/15/2024	1,463	1,450,199
Bank of America Corp.	3.95%	4/21/2025	2,550	2,473,372
Bank of America Corp.	4.20%	8/26/2024	8,808	8,752,853
Bank of America Corp.	4.25%	10/22/2026	1,950	1,923,911
Denali Borrower LLC/Denali Finance Corp.†	5.625%	10/15/2020	2,750	2,825,625
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	2,729	2,686,024
General Electric Capital Corp.	6.75%	3/15/2032	14,903	19,576,938
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	1,210	1,250,838
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	2,265	2,148,919
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	3,694	3,901,787
Santander UK plc (United Kingdom)(d)	7.95%	10/26/2029	4,454	5,552,223
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	4,325	4,612,721

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Western Union Co. (The)	3.35%	5/22/2019	$903	$928,084
Total				60,522,869

Financial: Miscellaneous 0.07%

Wells Fargo Bank NA	5.85%	2/1/2037	1,422	1,721,499

Food 0.59%

Flowers Foods, Inc.	4.375%	4/1/2022	830	872,748
Gruma SAB de CV (Mexico)†(d)	4.875%	12/1/2024	1,100	1,158,850
JM Smucker Co. (The)†	4.25%	3/15/2035	1,887	1,766,228
Kraft Foods Group, Inc.	6.875%	1/26/2039	4,725	5,803,642
Kraft Heinz Foods Co.	6.75%	3/15/2032	747	870,147
US Foods, Inc.	8.50%	6/30/2019	3,489	3,646,005
Total				14,117,620

Gaming 0.43%

Activision Blizzard, Inc.†	6.125%	9/15/2023	5,411	5,830,353
CCM Merger, Inc.†	9.125%	5/1/2019	1,479	1,582,530
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	1,141	1,146,705
Pinnacle Entertainment, Inc.	8.75%	5/15/2020	1,697	1,781,850
Total				10,341,438

Health Care 0.07%

Zoetis, Inc.	4.70%	2/1/2043	1,926	1,681,668

Health Care Products 0.76%

Forest Laboratories LLC†	4.375%	2/1/2019	6,793	7,103,990
Forest Laboratories LLC†	5.00%	12/15/2021	6,978	7,514,064
HCA, Inc.	7.50%	11/6/2033	128	140,160
Medtronic, Inc.	4.625%	3/15/2044	1,324	1,326,852
Zimmer Biomet Holdings, Inc.	4.25%	8/15/2035	2,431	2,241,319
Total				18,326,385

Health Care Services 0.89%

Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	1,000	1,006,200
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	6,158	6,681,430
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	2,377	2,469,442

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services (continued)

Omega Healthcare Investors, Inc.	4.95%	4/1/2024	$647	$667,602
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	2,853	3,009,915
Senior Housing Properties Trust	6.75%	12/15/2021	1,899	2,151,109
Tenet Healthcare Corp.	6.75%	6/15/2023	1,900	1,966,500
Tenet Healthcare Corp.	8.00%	8/1/2020	3,254	3,404,498
Total				21,356,696

Household Equipment/Products 0.03%

Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(d)	4.25%	5/9/2020	625	603,404

Insurance 0.48%

CNO Financial Group, Inc.	5.25%	5/30/2025	2,274	2,353,590
Symetra Financial Corp.†	6.125%	4/1/2016	1,574	1,613,693
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	4,547	4,648,344
Willis North America, Inc.	7.00%	9/29/2019	2,555	2,910,518
Total				11,526,145

Investment Management Companies 0.02%

Lazard Group LLC	6.85%	6/15/2017	379	410,398

Jewelry, Watches & Gemstones 0.01%

ALROSA Finance SA (Luxembourg)†(d)	7.75%	11/3/2020	200	207,935

Leasing 0.44%

Aviation Capital Group Corp.†	6.75%	4/6/2021	2,937	3,329,824
Aviation Capital Group Corp.†	7.125%	10/15/2020	6,167	7,230,807
Total				10,560,631

Leisure 0.55%

Carnival plc (United Kingdom)(d)	7.875%	6/1/2027	3,957	4,922,235
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	4,161	4,847,565
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	3,814	3,542,253
Total				13,312,053

Lodging 0.53%

Host Hotels & Resorts LP	5.25%	3/15/2022	4,514	4,840,448
Hyatt Hotels Corp.†	6.875%	8/15/2019	3,333	3,845,259

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Lodging (continued)

Starwood Hotels & Resorts Worldwide, Inc.	4.50%	10/1/2034	$3,250	$2,830,997
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	1,220	1,165,100
Total				12,681,804

Machinery: Agricultural 0.10%

MHP SA (Ukraine)†(d)	8.25%	4/2/2020	2,915	2,448,600

Manufacturing 0.13%

Trinity Industries, Inc.	4.55%	10/1/2024	3,206	3,016,452

Media 1.03%

Discovery Communications LLC	6.35%	6/1/2040	3,195	3,350,753
Globo Comunicacao e Participacoes SA (Brazil)†(d)	4.875%	4/11/2022	3,825	3,891,937
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(d)	5.307%	5/11/2022	3,550	3,647,625
Myriad International Holdings BV (Netherlands)†(d)	5.50%	7/21/2025	2,500	2,488,750
Numericable-SFR SAS (France)†(d)	6.00%	5/15/2022	1,666	1,670,165
Time Warner, Inc.	7.625%	4/15/2031	4,849	6,093,084
Univision Communications, Inc.†	8.50%	5/15/2021	3,368	3,528,384
Total				24,670,698

Metals & Minerals: Miscellaneous 0.30%

Barrick Gold Corp. (Canada)(d)	4.10%	5/1/2023	796	705,008
Barrick International Barbados Corp. (Barbados)†(d)	6.35%	10/15/2036	1,711	1,493,106
Glencore Finance Canada Ltd. (Canada)†(d)	6.00%	11/15/2041	3,362	2,883,382
Goldcorp, Inc. (Canada)(d)	5.45%	6/9/2044	1,466	1,298,399
New Gold, Inc. (Canada)†(d)	6.25%	11/15/2022	1,003	852,550
New Gold, Inc. (Canada)†(d)	7.00%	4/15/2020	69	66,499
Total				7,298,944

Natural Gas 0.95%

Bill Barrett Corp.	7.625%	10/1/2019	3,408	2,717,880
Dominion Gas Holdings LLC	4.60%	12/15/2044	3,300	3,165,944
Fermaca Enterprises S de RL de CV (Mexico)†(d)	6.375%	3/30/2038	2,581	2,490,772
GNL Quintero SA (Chile)†(d)	4.634%	7/31/2029	1,650	1,615,027
Kinder Morgan, Inc.	7.75%	1/15/2032	3,313	3,570,357
Kinder Morgan, Inc.	7.80%	8/1/2031	1,250	1,361,974
Kinder Morgan, Inc.	8.05%	10/15/2030	548	620,535
SourceGas LLC†	5.90%	4/1/2017	3,984	4,200,044

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas (continued)

Tennessee Gas Pipeline Co. LLC	8.375%	6/15/2032	$2,015	$2,336,562
Transportadora de Gas del Peru SA (Peru)†(d)	4.25%	4/30/2028	800	762,000
Total				22,841,095

Oil 1.33%

Afren plc (United Kingdom)†(b)(d)	10.25%	4/8/2019	2,600	130,000
Canadian Oil Sands Ltd. (Canada)†(d)	7.75%	5/15/2019	2,047	2,174,418
Canadian Oil Sands Ltd. (Canada)†(d)	7.90%	9/1/2021	876	935,154
Chaparral Energy, Inc.	8.25%	9/1/2021	1,340	616,400
Delek & Avner Tamar Bond Ltd. (Israel)†(d)	5.082%	12/30/2023	800	806,000
Ecopetrol SA (Colombia)(d)	5.875%	5/28/2045	762	617,220
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(d)	7.50%	2/11/2020	1,885	1,319,500
Halliburton Co.	6.70%	9/15/2038	613	752,054
Halliburton Co.	7.45%	9/15/2039	2,173	2,866,141
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	2,068	2,123,836
KazMunayGas National Co. JSC (Kazakhstan)†(d)	4.875%	5/7/2025	300	265,050
Kunlun Energy Co., Ltd. (Hong Kong)†(d)	3.75%	5/13/2025	2,400	2,327,160
LUKOIL International Finance BV (Netherlands)†(d)	6.656%	6/7/2022	500	504,100
MEG Energy Corp. (Canada)†(d)	6.375%	1/30/2023	650	526,500
MEG Energy Corp. (Canada)†(d)	7.00%	3/31/2024	5,835	4,799,288
Petroleos de Venezuela SA (Venezuela)(d)	5.25%	4/12/2017	2,771	1,184,325
Petroleos Mexicanos (Mexico)†(d)	4.25%	1/15/2025	380	360,392
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(d)	9.75%	8/14/2019	1,000	1,125,000
SEACOR Holdings, Inc.	7.375%	10/1/2019	1,244	1,298,363
Shell International Finance BV (Netherlands)(d)	6.375%	12/15/2038	1,350	1,712,025
Valero Energy Corp.	10.50%	3/15/2039	1,753	2,505,957
Whiting Canadian Holding Co. ULC	8.125%	12/1/2019	3,139	3,029,135
Total				31,978,018

Oil: Crude Producers 1.63%

Apache Corp.	6.00%	1/15/2037	3,518	3,684,500
Columbia Pipeline Group, Inc.†	3.30%	6/1/2020	3,192	3,189,255
Enbridge Energy Partners LP	9.875%	3/1/2019	4,721	5,690,618
Enterprise Products Operating LLC	7.55%	4/15/2038	3,519	4,225,499
Kerr-McGee Corp.	7.125%	10/15/2027	1,000	1,197,821
Kerr-McGee Corp.	7.875%	9/15/2031	2,702	3,374,195
OGX Austria GmbH (Austria)†(b)(d)	8.50%	6/1/2018	1,730	10,380
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	3,240	3,338,486
Ruby Pipeline LLC†	6.00%	4/1/2022	3,557	3,836,008

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Sabine Pass Liquefaction LLC	6.25%	3/15/2022	$5,935	$5,994,350
Southeast Supply Header LLC†	4.25%	6/15/2024	1,554	1,498,078
Transportadora de Gas Internacional SA ESP (Colombia)†(d)	5.70%	3/20/2022	3,150	3,224,025
Total				39,263,215

Oil: Integrated Domestic 0.64%

Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.75%	2/1/2022	3,963	3,616,237
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	202	203,590
Kinder Morgan Energy Partners LP	6.95%	1/15/2038	739	757,769
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	1,900	2,018,362
Kinder Morgan Energy Partners LP	7.50%	11/15/2040	1,500	1,651,451
Marathon Oil Corp.	5.20%	6/1/2045	2,091	1,854,161
Marathon Oil Corp.	6.60%	10/1/2037	1,049	1,103,787
Rowan Cos., Inc.	7.875%	8/1/2019	3,846	4,132,308
Total				15,337,665

Oil: Integrated International 0.76%

Eni SpA (Italy)†(d)	5.70%	10/1/2040	8,625	8,779,534
Petrobras Global Finance BV (Netherlands)(d)	4.375%	5/20/2023	2,026	1,596,893
Petroleos Mexicanos (Mexico)(d)	5.50%	6/27/2044	250	217,563
Weatherford International Ltd.	9.875%	3/1/2039	4,251	4,604,857
YPF SA (Argentina)†(d)	8.50%	7/28/2025	3,147	2,958,180
Total				18,157,027

Paper & Forest Products 0.55%

Georgia-Pacific LLC	8.875%	5/15/2031	7,478	10,802,637
Mercer International, Inc. (Canada)(d)	7.75%	12/1/2022	2,400	2,484,000
Total				13,286,637

Real Estate Investment Trusts 1.78%

American Tower Corp.	4.00%	6/1/2025	4,299	4,182,936
ARC Properties Operating Partnership LP	3.00%	2/6/2019	9,042	8,680,320
Brixmor Operating Partnership LP	3.875%	8/15/2022	7,194	7,198,403
CBRE Services, Inc.	4.875%	3/1/2026	5,251	5,194,352
CBRE Services, Inc.	5.25%	3/15/2025	568	583,729
China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	3,150	3,063,079
China South City Holdings Ltd. (Hong Kong)(d)	8.25%	1/29/2019	1,160	1,087,476
EPR Properties	5.25%	7/15/2023	4,325	4,397,686
EPR Properties	7.75%	7/15/2020	3,304	3,889,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

Hospitality Properties Trust	4.65%	3/15/2024	$1,218	$1,204,742
Hospitality Properties Trust	5.00%	8/15/2022	1,250	1,302,891
Iron Mountain, Inc.	6.00%	8/15/2023	775	795,344
Iron Mountain, Inc.	8.375%	8/15/2021	594	612,414
Kilroy Realty LP	6.625%	6/1/2020	517	597,520
Total				42,790,767

Retail 0.94%

Amazon.com, Inc.	4.80%	12/5/2034	13,295	13,431,712
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	4,023	1,729,890
DBP Holding Corp.†	7.75%	10/15/2020	564	376,470
Pacific Emerald Pte Ltd. (Singapore)(d)	9.75%	7/25/2018	775	781,820
QVC, Inc.	5.125%	7/2/2022	1,411	1,427,063
SACI Falabella (Chile)†(d)	4.375%	1/27/2025	700	697,134
Walgreens Boots Alliance, Inc.	4.50%	11/18/2034	3,000	2,773,794
Walgreens Boots Alliance, Inc.	4.80%	11/18/2044	1,606	1,492,591
Total				22,710,474

Savings & Loan 0.21%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	4,444	4,990,065

Steel 0.38%

Allegheny Technologies, Inc.	6.625%	8/15/2023	4,748	4,213,850
Allegheny Technologies, Inc.	9.375%	6/1/2019	4,085	4,401,587
Glencore Funding LLC†	4.625%	4/29/2024	453	412,255
Total				9,027,692

Technology 0.46%

Alibaba Group Holding Ltd. (China)†(d)	3.60%	11/28/2024	6,600	6,251,731
Tencent Holdings Ltd. (China)†(d)	3.375%	5/2/2019	3,500	3,545,630
VeriSign, Inc.	4.625%	5/1/2023	1,202	1,177,960
Total				10,975,321

Telecommunications 2.33%

AT&T, Inc.	4.50%	5/15/2035	2,051	1,890,333
AT&T, Inc.	6.30%	1/15/2038	3,848	4,222,045
AT&T, Inc.	6.50%	9/1/2037	6,041	6,817,800
Bharti Airtel International Netherlands BV (Netherlands)†(d)	5.35%	5/20/2024	2,389	2,560,480

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)

CenturyLink, Inc.	6.75%	12/1/2023	$3,125	$3,050,781
Digicel Group Ltd. (Jamaica)†(d)	7.125%	4/1/2022	1,000	876,250
Frontier Communications Corp.	7.625%	4/15/2024	1,445	1,296,888
Frontier Communications Corp.	9.25%	7/1/2021	5,522	5,694,562
GTE Corp.	6.94%	4/15/2028	9,758	11,564,352
Millicom International Cellular SA (Luxembourg)†(d)	4.75%	5/22/2020	2,500	2,406,250
MTN Mauritius Investments Ltd. (Mauritius)†(d)	4.755%	11/11/2024	1,865	1,878,577
T-Mobile USA, Inc.	6.00%	3/1/2023	2,350	2,401,677
T-Mobile USA, Inc.	6.464%	4/28/2019	2,822	2,910,188
Turk Telekomunikasyon AS (Turkey)†(d)	4.875%	6/19/2024	3,400	3,250,060
Verizon Communications, Inc.	4.272%	1/15/2036	4,900	4,415,630
Verizon Communications, Inc.	5.85%	9/15/2035	756	816,367
Total				56,052,240

Textiles Products 0.10%

Mohawk Industries, Inc.	6.125%	1/15/2016	2,403	2,447,729

Tobacco 0.45%

Altria Group, Inc.	9.95%	11/10/2038	3,280	5,254,366
Reynolds American, Inc.	5.70%	8/15/2035	3,580	3,801,391
Reynolds American, Inc.†	8.125%	5/1/2040	1,400	1,717,461
Total				10,773,218

Transportation: Miscellaneous 0.11%

Lima Metro Line 2 Finance Ltd.†	5.875%	7/5/2034	1,000	1,004,500
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(d)	5.875%	8/12/2020	1,500	1,571,130
Total				2,575,630

Utilities 0.59%

Aquarion Co.†	4.00%	8/15/2024	4,741	4,678,499
Origin Energy Finance Ltd. (Australia)†(d)	3.50%	10/9/2018	1,500	1,516,482
Public Service Co. of New Mexico	7.95%	5/15/2018	2,283	2,594,561
Williams Cos., Inc. (The)	8.75%	3/15/2032	4,707	5,436,416
Total				14,225,958

Utilities: Electrical 0.24%

Calpine Corp.	5.75%	1/15/2025	2,350	2,285,375
Tennessee Valley Authority	3.50%	12/15/2042	3,740	3,536,963
Total				5,822,338
Total Corporate Bonds (cost $826,266,209)				796,042,118

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FLOATING RATE LOAN(e) 0.08%

Gaming

Seminole Tribe of Florida Initial Term Loan (cost $1,842,750)	3.00%	4/29/2020		$1,847	$1,845,809

FOREIGN BONDS(c) 0.10%

Brazil 0.02%

BRF SA†	7.75%	5/22/2018	BRL	2,500	589,387

Mexico 0.08%

Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%	6/10/2028	MXN	31,250	1,841,763
Total Foreign Bonds (cost $3,748,146)					2,431,150

FOREIGN GOVERNMENT OBLIGATIONS 4.36%

Argentina 0.21%

City of Buenos Aires†(d)	9.95%	3/1/2017		$800	832,100
Provincia de Buenos Aires†(d)	9.95%	6/9/2021		1,675	1,637,312
Provincia de Neuquen†(d)	7.875%	4/26/2021		350	346,500
Republic of Argentina(b)(d)	8.28%	12/31/2033		620	638,292
Republic of Argentina(d)	8.75%	5/7/2024		1,870	1,705,051
Total					5,159,255

Bahamas 0.09%

Commonwealth of Bahamas†(d)	6.95%	11/20/2029		1,943	2,287,883

Bermuda 0.21%

Bermuda Government†	5.603%	7/20/2020		4,450	4,939,500

Brazil 0.15%

Federal Republic of Brazil(d)	4.25%	1/7/2025		1,000	928,750
Federal Republic of Brazil(d)	5.00%	1/27/2045		1,000	810,000
Federal Republic of Brazil†(d)	5.333%	2/15/2028		2,000	1,790,000
Total					3,528,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cayman Islands 0.04%

Cayman Islands Government†	5.95%	11/24/2019	$800	$920,000

Chile 0.03%

Republic of Chile(d)	3.125%	3/27/2025	713	720,843

Colombia 0.07%

Republic of Colombia(d)	4.00%	2/26/2024	1,758	1,709,655

Dominican Republic 0.27%

Dominican Republic†(d)	5.50%	1/27/2025	3,195	3,179,025
Dominican Republic†(d)	6.60%	1/28/2024	800	846,000
Dominican Republic†(d)	6.85%	1/27/2045	1,550	1,546,125
Dominican Republic†(d)	9.04%	1/23/2018	785	839,691
Total				6,410,841

Egypt 0.07%

Arab Republic of Egypt†(d)	5.875%	6/11/2025	1,626	1,575,431

El Salvador 0.08%

Republic of EI Salvador†(d)	6.375%	1/18/2027	1,984	1,884,800

Ethiopia 0.03%

Federal Republic of Ethiopia†(d)	6.625%	12/11/2024	800	755,000

Gabon 0.01%

Republic of Gabon†(d)	6.375%	12/12/2024	400	351,564

Ghana 0.12%

Republic of Ghana†(d)	7.875%	8/7/2023	3,100	2,790,000

Honduras 0.20%

Honduras Government†(d)	7.50%	3/15/2024	4,626	4,903,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Hungary 0.13%

Republic of Hungary(d)	5.375%	3/25/2024	$2,946	$3,227,938

Indonesia 0.35%

Perusahaan Penerbit SBSN†(d)	3.30%	11/21/2022	2,150	1,994,125
Perusahaan Penerbit SBSN†(d)	4.00%	11/21/2018	1,700	1,759,500
Perusahaan Penerbit SBSN†(d)	4.325%	5/28/2025	2,275	2,132,812
Republic of Indonesia†(d)	5.875%	1/15/2024	670	721,925
Republic of Indonesia†(d)	6.75%	1/15/2044	1,580	1,751,904
Total				8,360,266

Ivory Coast 0.05%

Ivory Coast Bond†(d)	6.375%	3/3/2028	1,175	1,097,215

Kazakhstan 0.03%

Republic of Kazakhstan†(d)	4.875%	10/14/2044	1,000	811,240

Latvia 0.10%

Republic of Latvia†(d)	5.25%	6/16/2021	2,047	2,320,786

Lithuania 0.20%

Republic of Lithuania†(d)	7.375%	2/11/2020	4,078	4,894,008

Mexico 0.26%

United Mexican States(d)	4.00%	10/2/2023	4,421	4,498,367
United Mexican States(d)	5.55%	1/21/2045	1,214	1,273,183
United Mexican States(d)	5.95%	3/19/2019	400	448,000
Total				6,219,550

Panama 0.11%

Republic of Panama(d)	4.00%	9/22/2024	2,250	2,250,000
Republic of Panama(d)	4.30%	4/29/2053	550	476,437
Total				2,726,437

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Paraguay 0.18%

Republic of Paraguay†(d)	4.625%	1/25/2023	$3,150	$3,173,625
Republic of Paraguay†(d)	6.10%	8/11/2044	1,170	1,181,700
Total				4,355,325

Peru 0.04%

Republic of Peru(d)	4.125%	8/25/2027	942	939,645

Philippines 0.23%

Republic of Philippines(d)	3.95%	1/20/2040	2,400	2,454,000
Republic of Philippines(d)	7.50%	9/25/2024	1,979	2,622,175
Republic of Philippines(d)	9.50%	10/21/2024	300	450,000
Total				5,526,175

Poland 0.09%

Republic of Poland(d)	4.00%	1/22/2024	2,120	2,233,984

Romania 0.02%

Republic of Romania†(d)	6.125%	1/22/2044	320	374,208

Russia 0.12%

Russia Eurobonds†(d)	4.875%	9/16/2023	2,900	2,784,377

Slovenia 0.11%

Republic of Slovenia†(d)	5.25%	2/18/2024	2,456	2,714,494

South Africa 0.11%

Republic of South Africa(d)	4.665%	1/17/2024	1,020	1,026,069
Republic of South Africa(d)	5.50%	3/9/2020	1,400	1,508,997
Total				2,535,066

Trinidad And Tobago 0.08%

Republic of Trinidad & Tobago†(d)	4.375%	1/16/2024	1,830	1,987,838

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Turkey 0.45%

Republic of Turkey(d)	4.25%	4/14/2026	$600	$562,938
Republic of Turkey(d)	5.625%	3/30/2021	3,124	3,327,529
Republic of Turkey(d)	5.75%	3/22/2024	5,150	5,475,840
Republic of Turkey(d)	7.00%	6/5/2020	1,300	1,464,983
Total				10,831,290

Uruguay 0.03%

Republic of Uruguay PIK(d)	7.875%	1/15/2033	590	772,163

Vietnam 0.09%

Socialist Republic of Vietnam†(d)	4.80%	11/19/2024	2,350	2,267,750
Total Foreign Government Obligations (cost $106,603,435)				104,916,837

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.95%

Federal Home Loan Mortgage Corp. Q001 XA IO	2.373%#	2/25/2032	18,465	3,530,048
Government National Mortgage Assoc. 2014-78 A	2.20%	4/16/2047	522	525,354
Government National Mortgage Assoc. 2015-47 AE	2.90%#	11/16/2055	9,710	9,840,367
Government National Mortgage Assoc. 2015-48 AS	2.90%#	2/16/2049	7,448	7,577,438
Government National Mortgage Assoc. 2015-73 AC	2.90%	2/16/2053	1,394	1,421,620
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $22,912,661)				22,894,827

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 17.55%

Federal Home Loan Mortgage Corp.	2.159%#	6/1/2043	9,526	9,698,200
Federal Home Loan Mortgage Corp.	3.092%#	10/1/2044	10,166	10,461,125
Federal Home Loan Mortgage Corp.	3.16%#	7/1/2044	2,714	2,800,123
Federal Home Loan Mortgage Corp.	4.00%	12/1/2044	9,389	10,136,822
Federal Home Loan Mortgage Corp.	5.00%	6/1/2026	4,228	4,553,585
Federal National Mortgage Assoc.	2.805%#	11/1/2044	12,810	13,235,275
Federal National Mortgage Assoc. (f)	3.00%	TBA	59,820	60,986,917
Federal National Mortgage Assoc.	3.50%	4/1/2043 - 5/1/2045	45,415	47,384,182
Federal National Mortgage Assoc.(f)	3.50%	TBA	101,130	104,907,360
Federal National Mortgage Assoc.	4.00%	10/1/2040 - 11/1/2044	29,023	31,118,335
Federal National Mortgage Assoc. (f)	4.50%	TBA	106,278	115,138,533
Federal National Mortgage Assoc.	5.50%	9/1/2034 - 4/1/2036	10,179	11,461,239
Total Government Sponsored Enterprises Pass-Throughs (cost $421,691,637)				421,881,696

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 0.34%

Electric Revenue Bonds 0.06%

American Municipal Power, Inc.	7.834%	2/15/2041	$1,000	$1,374,990

Power 0.09%

Municipal Elec Auth of Georgia	7.055%	4/1/2057	1,900	2,116,809

Toll Roads 0.19%

Metropolitan Washington Arpt	7.462%	10/1/2046	2,170	2,800,537
North Texas Tollway Auth	8.91%	2/1/2030	1,475	1,754,631
Total				4,555,168
Total Municipal Bonds (cost $7,265,485)				8,046,967

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.95%

Bear Stearns ALT-A Trust 2004-8 1A	0.891%#	9/25/2034	2,017	1,966,606
Citigroup Commercial Mortgage Trust 2014-GC25 B	4.345%	10/10/2047	1,070	1,090,706
Citigroup Commercial Mortgage Trust 2014-GC25 C	4.684%#	10/10/2047	1,215	1,191,676
Citigroup Commercial Mortgage Trust 2014-GC25 XB IO	0.339%#	10/10/2047	50,626	964,830
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%	3/10/2031	5,643	5,606,981
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.459%#	8/10/2047	5,494	403,891
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.591%#	7/10/2050	1,140	1,143,707
DBWF Mortgage Trust 2015-LCM A2†	3.535%#	6/10/2034	1,578	1,586,961
DBWF Mortgage Trust 2015-LCM D†	3.535%#	6/10/2034	1,620	1,481,785
Granite Master Issuer plc 2007-1 4A1 (United Kingdom)(d)	0.423%#	12/20/2054	1,920	1,911,451
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%	12/10/2030	1,400	1,390,009
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 AS	4.243%	4/15/2047	2,500	2,636,490
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.428%#	4/15/2047	5,683	292,692
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.438%#	4/15/2047	1,595	40,949
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 AS	4.065%	11/15/2047	3,750	3,891,613
MASTR Asset Securitization Trust 2006-3 1A3	6.00%	10/25/2036	476	467,812
MASTR Asset Securitization Trust 2006-3 1A8	6.00%	10/25/2036	504	496,066
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%	10/25/2036	1,552	1,387,519

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Motel 6 Trust 2015-MTL6 D†	4.532%	2/5/2030	$6,289	$6,237,650
MSCG Trust 2015-ALDR B†	3.577%#	6/7/2035	1,875	1,845,690
Sequoia Mortgage Trust 2012-4 A3	2.069%	9/25/2042	877	848,391
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%	12/25/2059	1,039	1,041,401
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%	6/25/2058	939	940,321
UBS-BAMLL Trust 2012-WRM E†	4.379%#	6/10/2030	3,905	3,696,237
Wells Fargo Commercial Mortgage Trust 2013-120B D†	2.80%#	3/18/2028	2,405	2,312,267
Wells Fargo Commercial Mortgage Trust 2013-LC12 C	4.435%#	7/15/2046	4,894	4,900,487
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.435%#	7/15/2046	5,195	4,885,378
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.277%#	5/15/2048	7,460	6,320,276
Wells Fargo Commercial Mortgage Trust 2015-LC20 B	3.719%	4/15/2050	2,653	2,561,556
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.382%#	5/15/2047	11,245	770,561
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.734%#	5/15/2047	2,205	102,297
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.861%#	10/15/2057	69,481	3,072,829
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307%#	10/15/2057	100,000	2,318,800
WF-RBS Commercial Mortgage Trust 2014-C25 B	4.236%#	11/15/2047	1,000	1,017,414
Total Non-Agency Commercial Mortgage-Backed Securities (cost $70,433,111)				70,823,299

U.S. TREASURY OBLIGATIONS 24.05%

U.S. Treasury Bond	3.00%	5/15/2045	66,086	66,873,349
U.S. Treasury Note	0.625%	2/15/2017	80,132	80,173,749
U.S. Treasury Note	0.625%	8/31/2017	76,110	75,941,492
U.S. Treasury Note	0.875%	10/15/2017	11,353	11,365,045
U.S. Treasury Note	1.25%	11/30/2018	148,780	149,146,148
U.S. Treasury Note	1.375%	8/31/2020	178,447	177,059,931
U.S. Treasury Note	1.75%	4/30/2022	11,801	11,685,905
U.S. Treasury Note	2.00%	8/15/2025	5,997	5,891,117
Total U.S. Treasury Obligations (cost $580,111,974)				578,136,736
Total Long-Term Investments (cost $2,618,174,914)				2,584,228,758

SHORT-TERM INVESTMENTS 4.66%

CORPORATE BOND 0.05%

Banks: Money Center

Zions Bancorporation (cost $1,259,770)	5.50%	11/16/2015	1,250	1,259,094

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2015

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 4.61%

Repurchase Agreement dated 8/31/2015, Zero Coupon due 9/1/2015 with Fixed Income Clearing Corp. collateralized by $112,890,000 of U.S. Treasury Note at 0.625% due 12/31/2016; value: $113,131,585; proceeds: $110,910,291 (cost $110,910,291)	$110,910	$110,910,291
Total Short-Term Investments (cost $112,170,061)		112,169,385
Total Investments in Securities 112.16% (cost $2,730,344,975)		2,696,398,143
Liabilities in Excess of Cash and Other Assets(g) (12.16%)		(292,227,108)
Net Assets 100.00%		$2,404,171,035

BRL	Brazilian real.
MXN	Mexican peso.
IO	Interest Only.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2015.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Securities purchased on a when-issued basis (See Note 2(f)).
(b)	Defaulted security.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Foreign security traded in U.S. dollars.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2015.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at August 31, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Brazilian real	Sell	Goldman Sachs	11/12/2015	2,400,000	$658,550	$646,261	$12,289
Mexican peso	Sell	J.P. Morgan	11/12/2015	31,000,000	1,903,768	1,845,580	58,188
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$70,477

Open Futures Contracts at August 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2015	989	Short	$(125,664,813)	$438,674
U.S. Long Bond	December 2015	31	Short	(4,793,375)	149,133
Totals				$(130,458,188)	$587,807

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2015

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2015	1,529	Long	$182,619,938	$(683,575)

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$577,140,482	$—	$577,140,482
Convertible Bonds	—	—	68,837	68,837
Corporate Bonds	—	797,301,212	—	797,301,212
Floating Rate Loan	—	1,845,809	—	1,845,809
Foreign Bonds	—	2,431,150	—	2,431,150
Foreign Government Obligations	—	104,916,837	—	104,916,837
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	22,894,827	—	22,894,827
Government Sponsored Enterprises Pass-Throughs	—	421,881,696	—	421,881,696
Municipal Bonds	—	8,046,967	—	8,046,967
Non-Agency Commercial Mortgage-Backed Securities	—	70,823,299	—	70,823,299
U.S. Treasury Obligations	—	578,136,736	—	578,136,736
Repurchase Agreement	—	110,910,291	—	110,910,291
Total	$—	$2,696,329,306	$68,837	$2,696,398,143
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$70,477	$—	$70,477
Liabilities	—	—	—	—
Futures Contracts
Assets	587,807	—	—	587,807
Liabilities	(683,575)	—	—	(683,575)
Total	$(95,768)	$70,477	$—	$(25,291)

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended August 31, 2015.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Convertible Bonds	Total Return Swap
Balance as of December 1, 2014	$—	$164,188
Accrued discounts/premiums	—	—
Realized gain (loss)	—	(43,517)
Change in unrealized appreciation/depreciation	(54,553)	—
Purchases	123,390	—
Sales	—	(120,671)
Net transfers in or out of Level 3	—	—
Balance as of August 31, 2015	$68,837	$—

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of the following twelve funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Diversified Equity Strategy Fund (“Diversified Equity Strategy Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”), Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”), Lord Abbett Multi-Asset Growth Fund (“Multi-Asset Growth Fund”), Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”) and Lord Abbett Total Return Fund (“Total Return Fund”).

Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Each of Core Fixed Income Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Diversified Equity Strategy Fund’s investment objective is to seek capital appreciation. Each of Floating Rate Fund’s and Multi-Asset Income Fund’s investment objective is to seek a high level of current income. High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income. Multi-Asset Balanced Opportunity Fund’s investment objective is to seek current income and capital growth. Multi-Asset Growth Fund’s investment objective is to seek long-term capital appreciation and growth of income. Each of Diversified Equity Strategy Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Income Fund and Multi-Asset Growth Fund invest principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)	Mortgage Dollar Rolls-Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

Notes to Schedule of Investments (unaudited)(continued)

(h)	Commercial Paper-Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(i)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(j)	Reverse Repurchase Agreements-Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

(k)	Floating Rate Loans-Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of August 31, 2015, the following Funds had unfunded loan commitments:

Security Name	Floating Rate Fund
NVA Holdings, Inc. Delayed Draw Term Loan	$ 326,333

(l)	Inflation-Linked Derivatives-Each Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted.

Notes to Schedule of Investments (unaudited)(continued)

(m)	Credit Default Swaps-Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, High Yield Fund, Inflation Focused Fund and Short Duration Income Fund entered into credit default swaps based on CMBX indices, which are comprised of commercial mortgage-backed securities. During the period, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into centrally cleared credit default swaps based on the CDX high yield index.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(n)	Total Return Swaps-Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

Notes to Schedule of Investments (unaudited)(continued)

(o)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of August 31, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

As of August 31, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Convertible Fund	Core Fixed Income Fund	Diversified Equity Strategy Fund
Tax cost	$737,142,989	$1,560,565,784	$245,637,802
Gross unrealized gain	16,445,014	5,524,339	24,926,193
Gross unrealized loss	(31,205,266)	(19,559,651)	(2,628,045)
Net unrealized security gain (loss)	$(14,760,252)	$(14,035,312)	$22,298,148

	Floating Rate Fund	High Yield Fund	Income Fund
Tax cost	$6,647,359,297	$4,175,221,394	$2,146,985,195
Gross unrealized gain	14,605,500	55,042,095	24,762,660
Gross unrealized loss	(176,848,287)	(210,348,376)	(86,047,406)
Net unrealized security loss	$(162,242,787)	$(155,306,281)	$(61,284,746)

	Inflation Focused Fund	Multi-Asset Balanced Opportunity Fund	Multi-Asset Growth Fund
Tax cost	$788,047,479	$2,227,938,749	$1,240,246,573
Gross unrealized gain	2,003,743	89,070,344	51,781,015
Gross unrealized loss	(25,824,454)	(158,285,380)	(76,125,920)
Net unrealized security loss	$(23,820,711)	$(69,215,036)	$(24,344,905)

Notes to Schedule of Investments (unaudited)(continued)

	Multi-Asset Income Fund	Short Duration Income Fund	Total Return Fund
Tax cost	$2,591,390,146	$36,132,309,219	$2,737,849,348
Gross unrealized gain	7,004,394	111,894,906	12,462,760
Gross unrealized loss	(223,567,952)	(999,003,948)	(53,913,965)
Net unrealized security loss	$(216,563,558)	$(887,109,042)	$(41,451,205)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization of premium, certain securities, certain distributions received and wash sales.

4.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Convertible Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund, Multi-Asset Income Fund, Short Duration Income Fund and Total Return Fund entered into forward foreign currency exchange contracts for the period ended August 31, 2015 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into E-Mini S&P 500 Index futures contracts for the period ended August 31, 2015 (as described in note 2(e)) to manage cash. The Funds bear the risk that the underlying index will move unexpectedly, in which case each Fund may realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Core Fixed Income Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund, Multi-Asset Income Fund, Short Duration Income Fund and Total Return Fund entered into U.S. Treasury futures contracts for the period ended August 31, 2015 (as described in note 2(e)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Inflation Focused Fund entered into CPI swaps for the period ended August 31, 2015 (as described in note 2(l)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swaps.

High Yield Fund, Inflation Focused Fund and Short Duration Income Fund entered into credit default swaps for the period ended August 31, 2015 (as described in note 2(m)) for investment purposes, to hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into centrally cleared credit default swaps on indexes for the period then ended August 31, 2015 (as described in note 2(m)) to hedge credit risk. Centrally cleared credit default swaps on indexes involve the exchange of a fixed rate premium for protection against the loss in value of underlying securities within an index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. There is minimal counterparty credit risk to the Fund since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund entered into a total return swap for the period then ended August 31, 2015 (as described in note 2(n)) to obtain exposure to an issuer (the Reference Entity). Each Fund’s use of total return swaps involve the risk that Lord Abbett will not accurately predict expectations of market value of the Reference Entity, and each Fund’s returns could be reduced as a result. Each Fund’s risk of loss from counterparty credit risk is the notional value of the contract.

As of August 31, 2015, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

	Core Fixed Income Fund	Convertible Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	—	—
Futures Contracts		—
Liability Derivatives
Forward Foreign Currency Exchange Contracts	—	$17,923
Futures Contracts	$101,039	—

	Floating Rate Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	—	$276,946
Futures Contracts	$241,737	—
Liability Derivatives
Forward Foreign Currency Exchange Contracts	—	$1,043,799
Futures Contracts	$127,416	—

Notes to Schedule of Investments (unaudited)(continued)

	High Yield Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Credit Default Swaps	—		$300,583
Forward Foreign Currency Exchange Contracts	—	$1,198,483	—
Liability Derivatives
Forward Foreign Currency Exchange Contracts	—	$830,573	—
Futures Contracts	$746,617	—	—

	Income Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	—	$1,307,860
Futures Contracts	$2,526,785	—
Liability Derivatives
Forward Foreign Currency Exchange Contracts	—	$11,022,460
Futures Contracts	$2,124,736	—

		Inflation Focused Fund
		Foreign
	Interest Rate	Currency	Inflation Linked
Asset Derivatives	Contracts	Contracts	Contracts	Credit Contracts
CPI Swaps	—	—	$14,281,437	—
Forward Foreign Currency Exchange Contracts	—	—	—	—
Futures Contracts	$323,469	—	—	—
Liability Derivatives
CPI Swaps	—	—	$115,668,149	—
Credit Default Swaps	—	—	—	$21,380
Forward Foreign Currency Exchange Contracts	—	$11,450	—	—
Futures Contracts	$298,805	—	—	—

	Multi-Asset Balanced Opportunity Fund
Asset Derivatives	Equity Index Contracts	Credit Contracts	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	—	—	—	$2,532,797
Futures Contracts	$174,512	—	$39,920	—
Liability Derivatives
Centrally Cleared Credit Default Swaps	—	$271,696	—	—
Forward Foreign Currency Exchange Contracts	—	—	—	$377,098

Notes to Schedule of Investments (unaudited)(continued)

	Multi-Asset Growth Fund
	Equity Index		Interest Rate	Foreign Currency
Asset Derivatives	Contracts	Credit Contracts	Contracts	Contracts
Forward Foreign Currency Exchange Contracts	—	—	—	$1,806,979
Futures Contracts	$97,929	—	$36,371	—
Liability Derivatives
Centrally Cleared Credit Default Swaps	—	$289,440	—	—
Forward Foreign Currency Exchange Contracts	—	—	—	$512,704

		Multi-Asset Income Fund
	Equity Index		Interest Rate	Foreign Currency
Asset Derivatives	Contracts	Credit Contracts	Contracts	Contracts
Forward Foreign Currency Exchange Contracts	—	—	—	$2,836,152
Futures Contracts	$192,924		$43,912
Liability Derivatives
Centrally Cleared Credit Default Swaps	—	$326,035	—	—
Forward Foreign Currency Exchange Contracts	—	—	—	$429,916

	Short Duration Income Fund
		Foreign
	Interest Rate	Currency
Asset Derivatives	Contracts	Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts	—	$203,090	—
Futures Contracts	$11,868,089	—	—
Liability Derivatives
Credit Default Swaps	—	—	$739,833
Forward Foreign Currency Exchange Contracts	—	$441,282	—
Futures Contracts	$11,554,886	—	—

	Total Return Fund
		Foreign
	Interest Rate	Currency
Asset Derivatives	Contracts	Contracts
Forward Foreign Currency Exchange Contracts	—	$70,477
Futures Contracts	$587,807	—
Liability Derivatives
Futures Contracts	$683,575	—

5.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Diversified Equity Strategy Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period then ended August 31, 2015:

Notes to Schedule of Investments (unaudited)(continued)

Diversified Equity Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2014	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2015	Fair Value at 8/31/2015	Net Realized Gain 12/1/2014 to 8/31/2015		Dividend Income 12/1/2014 to 8/31/2015
Lord Abbett Affiliated Fund, Inc.-Class I	3,350,823	225,682	(28,851)	3,547,654	$53,676,001	$253,105		$1,033,579
Lord Abbett Developing Growth Fund, Inc.-Class I	565,275	12,476	(46,097)	531,654	13,089,330	751,412		—
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	3,065,556	104,688	(38,858)	3,131,386	40,019,118	233,144		—
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	1,850,156	47,740	(136,147)	1,761,749	39,974,086	1,892,348		—
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	1,609,169	281,603	(168,179)	1,722,593	40,463,711	6,895,214	(a)	—
Lord Abbett Securities Trust-International Core Equity Fund-Class I	2,392,171	254,090	(56,022)	2,590,239	31,938,000	263,292		470,230
Lord Abbett Securities Trust-International Opportunities Fund-Class I	1,258,934	133,027	(137,736)	1,254,225	21,271,650	2,046,967	(b)	295,428
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	1,372,877	18,708	(25,555)	1,366,030	27,252,294	209,138		—
Total					$267,684,190	$12,544,620		$1,799,237

(a)	Includes $5,233,389 of distributed capital gains.
(b)	Includes $606,483 of distributed capital gains.

Multi-Asset Balanced Opportunity Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2014	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2015	Fair Value at 8/31/2015	Net Realized Gain 12/1/2014 to 8/31/2015		Dividend Income 12/1/2014 to 8/31/2015
Lord Abbett Affiliated Fund, Inc.-Class I	1,094,993	966	(1,095,959)	—	$—	$(201,769)		$15,754
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund - Class I	9,555,754	791,912	(155,637)	10,192,029	200,069,532	744,581		—
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund - Class I	12,570,009	1,207,430	(291,078)	13,486,361	275,526,348	1,317,324		—
Lord Abbett Investment Trust-Convertible Fund-Class I	15,263,418	4,597,886	(328,689)	19,532,615	222,867,131	20,742,103	(a)	4,726,808
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	5,621,994	2,085,068	(414,495)	7,292,567	79,488,979	166,661		1,381,407
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund - Class I	20,042,841	20,035,085	(109,820)	39,968,106	206,635,110	(127,048)		3,980,729
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	1,285,074	253,218	(1,538,292)	—	—	3,747,608	(b)	—

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund (continued)

Affiliated Issuer	Balance of Shares Held at 11/30/2014	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2015	Fair Value at 8/31/2015	Net Realized Gain 12/1/2014 to 8/31/2015		Dividend Income 12/1/2014 to 8/31/2015
Lord Abbett Investment Trust-High Yield Fund - Class I	67,338,873	10,824,424	(9,122,026)	69,041,271	$506,762,927	$12,721,923	(c)	$22,113,009
Lord Abbett Securities Trust-International Dividend Income Fund - Class I	30,860,292	18,939,349	(127,703)	49,671,938	344,723,252	16,206,556	(d)	9,875,803
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	10,235,158	668,475	(1,352,728)	9,550,905	239,823,224	14,726,559		2,164,872
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	25,549,883	15,822,353	(23,601,446)	17,770,790	78,013,769	(1,698,755)		2,946,111
Total					$2,153,910,272	$68,345,743		$47,204,493

(a)	Includes $20,124,817 of distributed capital gains.
(b)	Includes $4,195,381 of distributed capital gains.
(c)	Includes $11,576,864 of distributed capital gains.
(d)	Includes $16,218,637 of distributed capital gains.

Multi-Asset Growth Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2014	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2015	Fair Value at 8/31/2015	Net Realized Gain 12/1/2014 to 8/31/2015		Dividend Income 12/1/2014 to 8/31/2015
Lord Abbett Affiliated Fund, Inc.-Class I	5,643,275	58,691	(3,069,614)	2,632,352	$39,827,486	$4,704,660		$951,822
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	6,631,984	554,931	(74,806)	7,112,109	139,610,701	381,645		—
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	9,070,300	1,156,748	(162,786)	10,064,262	205,612,879	756,613		—
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	2,364,631	1,315,647	(360,378)	3,319,900	36,186,910	154,678		590,491
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	762,399	121,932	(884,331)	—	—	2,171,596	(a)	—
Lord Abbett Investment Trust-High Yield Fund-Class I	37,266,384	7,870,658	(4,736,306)	40,400,736	296,541,403	5,496,125	(b)	12,635,680
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	20,261,813	16,519,224	(108,526)	36,672,511	254,507,226	11,322,013	(c)	7,200,867
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	7,418,853	803,417	(261,216)	7,961,054	199,902,060	2,697,486		1,574,435
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	6,224,959	10,822,095	(7,547,511)	9,499,543	41,702,992	(547,175)		1,255,978
Total					$1,213,891,657	$27,137,641		$24,209,273

(a)	Includes $2,489,006 of distributed capital gains.
(b)	Includes $6,450,718 of distributed capital gains.
(c)	Includes $11,286,839 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(concluded)

Multi-Asset Income Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2014	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2015	Fair Value at 8/31/2015	Net Realized Gain 12/1/2014 to 8/31/2015		Dividend Income 12/1/2014 to 8/31/2015
Lord Abbett Affiliated Fund, Inc.-Class I	898,552	276,532	(1,175,084)	—	$—	$116,028		$7,983
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	5,856,480	668,289	(863,331)	5,661,438	115,663,178	2,008,048		—
Lord Abbett Investment Trust-Convertible Fund-Class I	18,437,082	3,356,948	(1,864,204)	19,929,826	227,399,318	24,134,551	(a)	5,554,486
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	6,384,403	2,239,825	(1,555,732)	7,068,496	77,046,607	334,309		1,450,106
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	24,869,213	19,604,161	(1,804,124)	42,669,250	220,600,024	(1,354,004)		4,548,462
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	1,704,870	285,513	(1,990,383)	—	—	4,975,197	(b)	—
Lord Abbett Investment Trust-High Yield Fund-Class I	114,475,224	11,788,922	(15,520,095)	110,744,051	812,861,333	15,842,519	(c)	36,711,526
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	24,112,766	14,963,317	(1,847,988)	37,228,095	258,362,981	11,302,006	(d)	7,722,520
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	4,760,063	331,736	(1,858,434)	3,233,365	81,189,788	13,324,734		936,304
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	142,470,675	24,690,252	(35,178,240)	131,982,687	579,403,996	(3,954,600)		18,491,274
Total					$2,372,527,225	$66,728,788		$75,422,661

(a)	Includes $24,309,292 of distributed capital gains.
(b)	Includes $5,565,890 of distributed capital gains.
(c)	Includes $19,566,671 of distributed capital gains.
(d)	Includes $12,647,079 of distributed capital gains.

Investments in Underlying Funds (unaudited)

The Diversified Equity Strategy Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund invest in Underlying Funds managed by Lord Abbett. As of August 31, 2015, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Diversified Equity Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	20.05%
Lord Abbett Developing Growth Fund, Inc. - Class I	4.89%
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	14.95%
Lord Abbett Securities Trust - Growth Leaders Fund - Class I	14.93%
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	15.12%
Lord Abbett Securities Trust - International Core Equity Fund - Class I	11.93%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	7.95%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	10.18%

Multi-Asset Balanced Opportunity Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund - Class I	9.29%
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	12.79%
Lord Abbett Investment Trust - Convertible Fund - Class I	10.35%
Lord Abbett Investment Trust - Core Fixed Income Fund - Class I	3.69%
Lord Abbett Global Fund, Inc. Emerging Markets Currency Fund - Class I	9.59%
Lord Abbett Investment Trust - High Yield Fund - Class I	23.53%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	16.01%
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	11.13%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	3.62%

Multi-Asset Growth Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	3.28%
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund - Class I	11.50%
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	16.94%
Lord Abbett Investment Trust - Core Fixed Income Fund - Class I	2.98%
Lord Abbett Investment Trust - High Yield Fund - Class I	24.43%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	20.97%
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	16.47%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	3.43%

Multi-Asset Income Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	4.88%
Lord Abbett Investment Trust - Convertible Fund - Class I	9.58%
Lord Abbett Investment Trust - Core Fixed Income Fund - Class I	3.25%
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	9.30%
Lord Abbett Investment Trust - High Yield Fund - Class I	34.26%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	10.89%
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	3.42%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	24.42%

Investments in Underlying Funds (unaudited)(continued)

The Ten Largest Holdings and the Holdings by Sector, as of August 31, 2015, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
Pfizer, Inc.	3.98%
JPMorgan Chase & Co.	3.52%
Chevron Corp.	3.32%
Intel Corp.	3.27%
AT&T, Inc.	2.75%
Apple, Inc.	2.47%
Cisco Systems, Inc.	2.29%
Valero Energy Corp.	2.19%
Ford Motor Co.	2.14%
Eli Lilly & Co.	2.01%

Holdings by Sector*	% of Investments
Consumer Discretionary	7.93%
Consumer Staples	10.13%
Energy	11.24%
Financials	21.36%
Health Care	10.71%
Industrials	11.27%
Information Technology	13.71%
Materials	3.54%
Telecommunication Services	4.32%
Utilities	5.32%
Repurchase Agreement	0.47%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust - Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments
Pfizer, Inc.	3.98%
JPMorgan Chase & Co.	3.94%
Citigroup, Inc.	3.46%
Chevron Corp.	3.25%
Intel Corp.	2.37%
AT&T, Inc.	2.27%
Allstate Corp. (The)	2.19%
Capital One Financial Corp.	2.10%
ACE Ltd.	2.05%
Johnson & Johnson	1.84%

Holdings by Sector*	% of Investments
Consumer Discretionary	5.34%
Consumer Staples	7.01%
Energy	12.84%
Financials	30.68%
Health Care	11.58%
Industrials	10.59%
Information Technology	11.70%
Materials	2.36%
Telecommunication Services	2.27%
Utilities	5.63%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
Fifth Third Bancorp	2.51%
XL Group plc	2.33%
Whirlpool Corp.	2.32%
Invesco Ltd.	2.28%
M&T Bank Corp.	2.07%
SCANA Corp.	2.06%
Nielsen NV	1.91%
Everest Re Group Ltd.	1.86%
Mallinckrodt plc	1.74%
Westar Energy, Inc.	1.72%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.59%
Consumer Staples	3.56%
Energy	9.23%
Financials	33.25%
Health Care	6.09%
Industrials	10.34%
Information Technology	10.07%
Materials	6.21%
Telecommunication Services	1.05%
Utilities	10.85%
Repurchase Agreement	0.76%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Convertible Fund

Ten Largest Holdings	% of Investments
Allergan plc, 5.50%	3.76%
Yahoo!, Inc., Zero Coupon, 12/1/2018	3.61%
MGIC Investment Corp., 9.00%, 4/1/2063	3.21%
Wells Fargo & Co., 7.50%	3.17%
Intel Corp., 3.25%, 8/1/2039	2.70%
Toll Brothers Finance Corp., 0.50%, 9/15/2032	2.42%
Newmont Mining Corp., 1.625%, 7/15/2017	2.20%
Tesla Motors, Inc., 1.25%, 3/1/2021	2.15%
Restoration Hardware Holdings, Inc., Zero Coupon, 6/15/2019	2.09%
American Tower Corp., 5.50%	2.05%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.24%
Consumer Staples	2.57%
Energy	2.41%
Financials	12.50%
Healthcare	23.15%
Industrials	5.20%
Materials	3.65%
Technology	30.29%
Telecommunications	4.93%
Transportation	0.60%
Utilities	1.40%
Repurchase Agreement	0.06%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Core Fixed Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 1.25%, 11/30/2018	7.02%
U.S. Treasury Note, 1.375%, 8/31/2020	6.68%
U.S. Treasury Note, 0.625%, 8/31/2017	5.62%
Federal National Mortgage Assoc., 3.50%, TBA	4.65%
U.S. Treasury Note, 0.625%, 2/15/2017	3.04%
Federal National Mortgage Assoc., 4.50%, TBA	2.90%
U.S. Treasury Bonds, 3.00%, 5/15/2045	2.72%
U.S. Treasury Note, 1.75%, 4/30/2022	1.68%
U.S. Treasury Notes, 0.875%, 10/15/2017	1.62%
Federal National Mortgage Assoc., 4.50%, TBA	1.59%

Holdings by Sector*	% of Investments
Auto	0.75%
Basic Industry	0.22%
Consumer Cyclicals	1.73%
Consumer Discretionary	0.15%
Consumer Services	0.95%
Consumer Staples	0.84%
Energy	2.36%
Financial Services	29.55%
Foreign Government	1.91%
Health Care	1.44%
Integrated Oil	1.41%
Materials and Processing	1.40%
Municipal	0.49%
Producer Durables	0.11%
Technology	0.68%
Telecommunications	1.28%
Transportation	0.36%
U.S. Government	48.14%
Utilities	1.28%
Repurchase Agreement	4.95%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Buffalo Wild Wings, Inc.	2.11%
2U, Inc.	1.97%
ABIOMED, Inc.	1.78%
MarketAxess Holdings, Inc.	1.61%
Restoration Hardware Holdings, Inc.	1.57%
Ultimate Software Group, Inc. (The)	1.53%
Team Health Holdings, Inc.	1.52%
ZELTIQ Aesthetics, Inc.	1.51%
Wayfair, Inc. Class A	1.37%
Prestige Brands Holdings, Inc.	1.34%

Holdings by Sector*	% of Investments
Consumer Discretionary	19.93%
Consumer Staples	3.82%
Energy	0.52%
Financials	8.19%
Health Care	26.10%
Industrials	7.76%
Information Technology	29.39%
Repurchase Agreement	4.29%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 2.125%, 12/31/2015	2.92%
Citigroup Commercial Mortgage Trust 2015-SSHP C, 2.298%, 9/15/2017	0.97%
LB-UBS Commercial Mortgage Trust 2006-C6 AM, 5.41%, 9/15/2039	0.89%
Citigroup Commercial Mortgage Trust 2015-SSHP B, 1.848%, 9/15/2017	0.86%
Federal National Mortgage Assoc., 3.476%, 11/1/2040	0.78%
Citigroup Commercial Mortgage Trust 2007-C6 AM, 5.71%, 12/10/2049	0.72%
Aventura Mall Trust 2013-AVM A, 3.87%, 12/5/2032	0.72%
Omega Healthcare Investors, Inc., 6.75%, 10/15/2022	0.70%
Laclede Group, Inc. (The), 1.02%, 8/15/2017	0.69%
CD Commercial Mortgage Trust 2007-CD4 WFC3, 5.69%, 12/11/2049	0.68%

Holdings by Sector*	% of Investments
Asset Backed	18.38%
Automotive	1.58%
Banking	5.46%
Basic Industry	2.96%
Capital Goods	2.29%
Consumer Goods	1.64%
Energy	7.84%
Financial Services	3.45%
Foreign Government	0.03%
Healthcare	3.54%
Insurance	1.10%
Leisure	2.44%
Media	3.11%
Mortgage Backed	31.83%
Municipal	0.43%
Real Estate	2.86%
Retail	0.83%
Services	0.07%
Technology & Electronics	2.32%
Telecommunications	1.72%
Transportation	2.12%
U.S. Government	2.92%
Utility	1.08%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
Pfizer, Inc.	4.54%
JPMorgan Chase & Co.	4.51%
Exxon Mobil Corp.	4.09%
Hartford Financial Services Group, Inc. (The)	3.05%
PepsiCo, Inc.	3.02%
General Dynamics Corp.	3.00%
Cisco Systems, Inc.	3.00%
AT&T, Inc.	2.96%
American International Group, Inc.	2.81%
NextEra Energy, Inc.	2.57%

Holdings by Sector*	% of Investments
Consumer Discretionary	6.51%
Consumer Staples	6.19%
Energy	10.73%
Financials	28.68%
Health Care	12.50%
Industrials	11.04%
Information Technology	10.33%
Materials	2.20%
Telecommunication Services	4.32%
Utilities	5.03%
Repurchase Agreement	2.47%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Growth Leaders Fund

Ten Largest Holdings	% of Investments
Google, Inc. Class A	6.25%
Facebook, Inc. Class A	5.33%
Amazon.com, Inc.	4.26%
Visa, Inc. Class A	3.07%
MasterCard, Inc. Class A	2.96%
Gilead Sciences, Inc.	2.83%
Priceline Group, Inc. (The)	2.73%
Apple, Inc.	2.47%
Home Depot, Inc. (The)	2.46%
Netflix, Inc.	2.46%

Holdings by Sector*	% of Investments
Consumer Discretionary	27.99%
Consumer Staples	3.99%
Financials	2.09%
Health Care	19.55%
Industrials	6.84%
Information Technology	34.75%
Repurchase Agreement	4.79%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Dollar General Corp.	1.97%
AutoZone, Inc.	1.81%
Akamai Technologies, Inc.	1.77%
Ulta Salon, Cosmetics & Fragrance, Inc.	1.75%
Moody’s Corp.	1.70%
Chipotle Mexican Grill, Inc.	1.67%
Stericycle, Inc.	1.64%
Monster Beverage Corp.	1.57%
Activision Blizzard, Inc.	1.56%
Hasbro, Inc.	1.52%

Holdings by Sector*	% of Investments
Consumer Discretionary	28.87%
Consumer Staples	5.91%
Financials	7.98%
Health Care	17.66%
Industrials	14.99%
Information Technology	21.05%
Materials	2.37%
Telecommunication Services	0.55%
Repurchase Agreement	0.62%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
DISH DBS Corp., 5.875%, 7/15/2022	0.71%
T-Mobile USA, Inc., 6.836%, 4/28/2023	0.67%
WhiteWave Foods Co. (The), 5.375%, 10/1/2022	0.63%
MGM Resorts International, 6.00%, 3/15/2023	0.62%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 5.00%, 10/1/2021	0.60%
AMC Networks, Inc., 4.75%, 12/15/2022	0.57%
Seven Generations Energy Ltd., 8.25%, 5/15/2020	0.54%
Tenet Healthcare Corp., 6.75%, 6/15/2023	0.53%
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/2023	0.50%
Numericable-SFR SAS, 6.00%, 5/15/2022	0.48%

Holdings by Sector*	% of Investments
Asset Backed	0.14%
Automotive	2.63%
Banking	2.91%
Basic Industry	9.71%
Capital Goods	4.36%
Consumer Goods	5.87%
Energy	10.46%
Financial Services	3.72%
Foreign Sovereign	0.41%
Healthcare	11.04%
Insurance	0.79%
Leisure	7.65%
Media	9.51%
Real Estate	0.45%
Retail	8.94%
Services	2.94%
Technology & Electronics	6.04%
Telecommunications	6.12%
Transportation	2.76%
Utility	2.55%
Repurchase Agreement	1.00%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Heineken Holding NV	2.48%
Sumitomo Mitsui Financial Group, Inc.	2.21%
Novartis AG Registered Shares	2.10%
Fresenius SE & Co. KGaA	1.98%
Imperial Tobacco Group plc	1.95%
Safran SA	1.91%
Snam SpA	1.86%
Honda Motor Co., Ltd.	1.80%
Danone SA	1.77%
Roche Holding AG	1.77%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.61%
Consumer Staples	9.76%
Energy	4.36%
Financials	25.10%
Health Care	12.48%
Industrials	14.78%
Information Technology	7.52%
Materials	2.06%
Telecommunication Services	5.66%
Utilities	3.86%
Repurchase Agreement	3.81%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
National Australia Bank Ltd.	2.45%
Imperial Tobacco Group plc	2.09%
Snam SpA	2.07%
Royal Dutch Shell plc Class A ADR	2.04%
Berkeley Group Holdings plc	2.01%
Whitecap Resources, Inc.	2.00%
National Grid plc	1.85%
TeliaSonera AB	1.81%
Total SA ADR	1.76%
Freenet AG	1.72%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.25%
Consumer Staples	5.94%
Energy	11.03%
Financials	30.58%
Health Care	5.20%
Industrials	10.19%
Information Technology	0.88%
Materials	1.69%
Telecommunication Services	12.62%
Utilities	10.28%
Repurchase Agreement	2.34%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Dewan Housing Finance Corp., Ltd.	1.82%
SCSK Corp.	1.64%
Anima Holding SpA	1.60%
Merlin Properties Socimi SA	1.56%
Loomis AB Class B	1.56%
UDG Healthcare plc	1.50%
Techtronic Industries Co., Ltd.	1.49%
Amer Sports OYJ	1.48%
Arrow Global Group plc	1.46%
Iida Group Holdings Co., Ltd.	1.45%

Holdings by Sector*	% of Investments
Consumer Discretionary	20.87%
Consumer Staples	5.79%
Energy	2.16%
Financials	21.85%
Health Care	3.43%
Industrials	24.28%
Information Technology	12.45%
Materials	3.14%
Telecommunication Services	1.05%
Utilities	2.40%
Repurchase Agreement	2.58%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
Hartford Financial Services Group, Inc. (The)	2.19%
XL Group plc	2.10%
Cimarex Energy Co.	1.96%
Fidelity National Information Services, Inc.	1.87%
M&T Bank Corp.	1.76%
WestRock Co.	1.75%
Edison International	1.70%
Whirlpool Corp.	1.61%
NVIDIA Corp.	1.59%
PPL Corp.	1.58%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.58%
Consumer Staples	3.53%
Energy	8.27%
Financials	34.16%
Health Care	8.23%
Industrials	8.88%
Information Technology	11.02%
Materials	4.80%
Utilities	9.07%
Repurchase Agreement	1.46%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 2.125%, 12/31/15	3.03%
Air Lease Corp., 5.625%, 4/1/2017	0.76%
Omega Healthcare Investors, Inc., 6.750%, 10/15/2022	0.69%
Host Hotels & Resorts LP, 6.000%, 11/1/2020	0.64%
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM, 5.591%, 4/15/2047	0.62%
BAMLL Commercial Mortgage Securities Trust 2014-IP A, 2.808%, 6/15/2028	0.62%
Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/2020	0.60%
HBOS plc (United Kingdom), 6.750%, 5/21/2018	0.56%
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A, 2.952%, 11/14/2027	0.55%
Forest Laboratories LLC, 4.375%, 2/1/2019	0.55%

Holdings by Sector*	% of Investments
Auto	2.20%
Basic Industry	0.65%
Capital Goods	0.08%
Consumer Cyclicals	2.85%
Consumer Discretionary	1.46%
Consumer Non-Cyclical	0.02%
Consumer Services	1.67%
Consumer Staples	2.01%
Energy	6.19%
Financial Services	53.95%
Foreign Government	0.28%
Health Care	5.73%
Integrated Oils	1.70%
Materials & Processing	3.21%
Municipal	0.61%
Producer Durables	0.31%
Technology	2.85%
Telecommunications	1.95%
Transportation	1.22%
U.S. Government	8.56%
Utilities	1.61%
Repurchase Agreement	0.89%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
HealthSouth Corp.	2.59%
RenaissanceRe Holdings Ltd.	2.39%
HCC Insurance Holdings, Inc.	2.30%
Fidelity National Information Services, Inc.	2.07%
Jarden Corp.	2.05%
American Water Works Co., Inc.	1.98%
Pinnacle Foods, Inc.	1.93%
Federal Realty Investment Trust	1.87%
CMS Energy Corp.	1.80%
Lam Research Corp.	1.78%

Holdings by Sector*	% of Investments
Consumer Discretionary	12.53%
Consumer Staples	3.27%
Energy	4.46%
Financials	26.02%
Health Care	9.84%
Industrials	12.17%
Information Technology	17.12%
Materials	5.47%
Telecommunication Services	1.44%
Utilities	6.74%
Repurchase Agreement	0.94%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Research Fund, Inc. – Small Cap Value Fund

Ten Largest Holdings	% of Investments
HCC Insurance Holdings, Inc.	2.76%
South State Corp.	2.71%
HealthSouth Corp.	2.20%
Electronics for Imaging, Inc.	2.04%
PrivateBancorp, Inc.	2.04%
Mentor Graphics Corp.	2.00%
Western Alliance Bancorp	1.83%
Pinnacle Foods, Inc.	1.77%
Minerals Technologies, Inc.	1.74%
IDACORP, Inc.	1.69%

Holdings by Sector*	% of Investments
Consumer Discretionary	11.86%
Consumer Staples	6.08%
Energy	3.29%
Financials	28.58%
Health Care	6.87%
Industrials	13.97%
Information Technology	15.74%
Materials	7.17%
Telecommunication Services	0.50%
Utilities	1.69%
Repurchase Agreement	4.25%
Total	100.00%

*	A sector may comprise several industries.

Item 2:		Controls and Procedures.

	(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: October 27, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: October 27, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 27, 2015